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UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . . . .19.3
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-8319

ING Partners, Inc.
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ			85258
(Address of principal executive offices)			(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2006 to June 30, 2006

ITEM 1.                             REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Funds

Semi-Annual Report

June 30, 2006

Classes I, S and ADV

ING Partners, Inc.

•  ING American Century Large Company Value Portfolio

•  ING American Century Select Portfolio

•  ING American Century Small-Mid Cap Value Portfolio (formerly, ING American Century Small Cap Value Portfolio)

•  ING Baron Asset Portfolio

•  ING Baron Small Cap Growth Portfolio

•  ING Columbia Small Cap Value II Portfolio

•  ING Davis Venture Value Portfolio

•  ING Fundamental Research Portfolio

•  ING Goldman Sachs® Capital Growth Portfolio

•  ING Goldman Sachs® Structured Equity Portfolio (formerly, ING Goldman Sachs® Core Equity Portfolio)

•  ING JPMorgan International Portfolio (formerly, ING JPMorgan Fleming International Portfolio)

•  ING JPMorgan Mid Cap Value Portfolio

•  ING Legg Mason Partners Aggressive Growth Portfolio (formerly, ING Salomon Brothers Aggressive Growth Portfolio)

•  ING Legg Mason Partners Large Cap Growth Portfolio (formerly, ING Salomon Brothers Large Cap Growth Portfolio)

•  ING Lord Abbett U.S. Government Securities Portfolio

•  ING MFS Capital Opportunities Portfolio

•  ING Neuberger Berman Partners Portfolio

•  ING Neuberger Berman Regency Portfolio

•  ING OpCap Balanced Value Portfolio

•  ING Oppenheimer Global Portfolio

•  ING Oppenheimer Strategic Income Portfolio

•  ING PIMCO Total Return Portfolio

•  ING Pioneer High Yield Portfolio

•  ING T. Rowe Price Diversified Mid Cap Growth Portfolio

•  ING T. Rowe Price Growth Equity Portfolio

•  ING Templeton Foreign Equity Portfolio

•  ING UBS U.S. Large Cap Equity Portfolio

•  ING UBS U.S. Small Cap Growth Portfolio

•  ING Van Kampen Comstock Portfolio

•  ING Van Kampen Equity and Income Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-992-0180; (2) on the ING Fund’s website at www.ingfunds.com; and (3) on the Securities and Exchange Commission (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Fund’s website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrants file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Registrants’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrants’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrants by calling Shareholder Services toll-free at 1-800-992-0180.

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PRESIDENT’S LETTER

JAMES M. HENNESSY

Dear Shareholder,

As you may recall, in my last letter I described the enthusiasm that we were experiencing here at ING Funds as we worked to bring more of the world’s investment opportunities to you, the investor.

I am happy to report that enthusiasm is continuing to thrive. Since the beginning of the year, we have launched a series of new international mutual funds, each created to bring more of the world’s opportunities to you.

Meanwhile, we have also heard you loud and clear. Our research tells us that many investors report that they find investing an intimidating and overly-complex endeavor. That is why ING is committed to helping investors across the country cut through the confusion and clutter. “Your future. Made easier.SM” is more than words; they represent our promise to you.

Those two objectives — bringing you more of the world’s opportunities and doing it in a way that is easier for you — are behind the development of the new portfolios.

According to a recent finding, 58 percent of the world market capitalization now lies outside of the United States1. In other words, the majority of investments are now beyond our borders and we think that the ING VP Index Plus International Portfolio — a broad-based international portfolio — is an easy, single-step method to gain exposure to international investment opportunities.

Meanwhile, the ING VP Global Real Estate Portfolio was developed as an easy way to bring global — international and domestic — real estate opportunities to the variable portfolio investor. Real Estate Investment Trusts (REITs) are becoming more and more popular around the world, and this new portfolio seeks to capitalize on that popularity. But again, we’ve made it easy. With just one investment, investors bring the diversification of global real estate to their investment strategy.

One of our goals at ING Funds is to find tomorrow’s opportunities today, and we believe these two portfolios are just the latest examples of that plan in action.

On behalf of everyone at ING Funds, I thank you for your continued support and loyalty. We look forward to serving you in the future.

Sincerely,

James M. Hennessy
President
ING Funds
August 11, 2006

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic. Investments in issuers that are principally engaged in real estate, including REITs, may subject the Fund to risks similar to those associated with the direct ownership of real estate, including terrorist attacks, war or other acts that destroy real property (in addition to market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

1  MSCI December, 2005

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2006

Global equities markets as a whole started 2006 with their best first quarter since 1998. Much of the buying interest swelled from the busiest quarter for merger and acquisition activity since 2000. However, by mid way through the second quarter, reality set in as investors were gripped by fears that zealous, inflation fighting central bankers would raise interest rates by more than enough to choke off the global growth enjoyed in recent years. For the first six months of 2006, the Morgan Stanley Capital International (“MSCI”) World® Index(1) in dollars, including net reinvested dividends, gained 6.1%, but more than half of this was due to U.S. dollar weakness. An initially slow retreat gathered pace, spurred by communication from the G7 Finance Ministers and Central Bank of Governors that seemed to sanction a lower dollar. The currency slid 7.4%, 6.8% and 2.8%, respectively, against the euro, pound and yen for the six months ended June 30, 2006.

Alan Greenspan may have retired in January 2006, after 18 years as Chairman of the Federal Reserve Board (“Fed”), but the issue didn’t change for most investors, not just those in U.S. fixed income securities: when would the Federal Open Market Committee (“FOMC”) stop raising interest rates? By April 2006, Greenspan’s successor, Ben Bernanke seemed to be hinting that after a sixteenth increase on May 10, the FOMC might pause. Stock markets took heart, but with commodities prices making new records, the combination of inflationary pressures and a Fed apparently about to go on hold led commentators to wonder if Mr. Bernanke was just a little bit soft on inflation. In fact, he had never meant to signal a pause. The respected academic who espoused plain-speaking openness to make policy clear had instead succeeded in achieving the opposite. He needed to re-establish his inflation fighting credentials by going on the offensive.

Over the next few weeks, every one of his FOMC colleagues would stress publicly that inflation was the prime concern. By June 13, the yield curve inverted for the second time this year, investors fearing that the FOMC had tough-talked themselves into protracted rate increases, even as the economy was obviously cooling. This was evidenced by a shockingly weak employment report on June 2 and a slumping housing market that had been the source of much of the consumer spending in the last few years. So the seventeenth interest rate increase to 5.25% on June 29 surprised no one, but at least it was couched in balanced language that raised hopes the FOMC might at last be done. Then again, the quarter ended with every yield on the Treasury curve lower than the federal funds rate: the market’s vote that the FOMC had already gone too far. For the half-year, the 10-year U.S. Treasury yield rose by 74 basis points to 5.14%, the three-month U.S. Treasury rate by 88 basis points to 4.86%, while the Lehman Brothers Aggregate Bond Index(2) of investment grade bonds lost 72 basis points for the six months ended June 30, 2006.

U.S. equities in the form of the Standard & Poor’s 500® Composite Stock Price (“S&P 500®”) Index(3), rose 2.7% including dividends, in the first half of 2006 and traded at a price-to-earnings (“P/E”) ratio of 14.8 for the current fiscal year. Stocks had actually become cheaper in the last 12 months as prices had only reflected about half of the increase in corporate profits in that time. Indeed, first quarter profits registered double-digit year-over-year growth for the eleventh straight quarter. Nevertheless, investors seemed only to have eyes for interest rates. After the best first quarter for the market since 1999, investors were encouraged through early May 2006 as the events described above suggested an imminent end to the tightening cycle. The S&P 500® Index even reached a five-year high at its best level on May 5, 2006. In spite of this, these hopes were soon dashed by the hawkish rhetoric from the FOMC and from there stocks fell nearly 4% to the end of the quarter. Only the less uncompromising language in the FOMC’s June 29, 2006 statement prevented the loss from being 2% worse.

In international markets, the pattern of results resembled that of the U.S.: strong through early May 2006, a sharp drop to mid-June 2006, partially reversed in the last two weeks. Because of significant currency movements, returns are based on MSCI indices in local currencies including net dividends. Japan continued where it left off in 2005 and by May 8, 2006 the market was up 8.9% on bullish news about rising wages, an end to deflation and an evidently sustainable gross domestic product (“GDP”) growth path. Unfortunately, over the next month stocks plunged 15.3% as U.S. interest rate fears combined with signals from the Bank of Japan that local interest rates were about to rise for the first time in six years. The market closed the six months ended June 30, 2006 down 1.3% based on the MSCI Japan® Index(4) after a late rebound. European ex UK markets were initially supported by widespread merger and acquisition activity amid clear signs of improving growth, business confidence and falling unemployment, and despite a

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2006

25 basis point rate increase in March. At their May 9, 2006 high, stocks had returned 12.2% for the year. But events in the U.S. and another 25 basis points increase in euro interest rates, as inflation remained stubbornly above the 2% target, sent stocks into negative territory by mid-June, before recovering to a 4.8% gain for the half year based on MSCI Europe ex UK® Index(5). By May 9, 2006, UK equities were up 9.8% boosted by acquisition-prone financials and the large energy and materials sectors, as commodity prices surged. The reversal in these prices and interest rate concerns dragged the market down 9.3% by mid-June. Rebounding energy prices and improved economic data allowed more than half of this loss to be retraced and stocks closed the six months ended June 30, 2006 ahead by 5.5% based on the MSCI UK® Index(6).

(1)  The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)  The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3)  The Standard & Poor’s 500® Composite Stock Price Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(4)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(5)  The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(6)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the ING Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

SHAREHOLDER EXPENSE EXAMPLES

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2006*
ING American Century Large Company Value Portfolio
Actual Fund Return
Class I	$1,000.00	$1,042.10	1.00%	$5.06
Class S	1,000.00	1,040.80	1.25	6.33
Class ADV	1,000.00	1,039.10	1.50	7.58
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.84	1.00%	$5.01
Class S	1,000.00	1,018.60	1.25	6.26
Class ADV	1,000.00	1,017.36	1.50	7.50

*                 Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (CONTINUED)

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2006*
ING American Century Select Portfolio
Actual Fund Return
Class I	$1,000.00	$ 929.00	0.66%	$3.16
Class S	1,000.00	928.20	0.91	4.35
Class ADV	1,000.00	926.40	1.16	5.54
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.52	0.66%	$3.31
Class S	1,000.00	1,020.28	0.91	4.56
Class ADV	1,000.00	1,019.04	1.16	5.81

ING American Century Small-Mid Cap Value Portfolio
Actual Fund Return
Class I	$1,000.00	$1,035.70	1.25%	$6.31
Class S	1,000.00	1,034.10	1.50	7.57
Class ADV	1,000.00	1,032.70	1.75	8.82
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,018.60	1.25%	$6.26
Class S	1,000.00	1,017.36	1.50	7.50
Class ADV	1,000.00	1,016.12	1.75	8.75

ING Baron Asset Portfolio
Actual Fund Return
Class I(a)	$1,000.00	$1,038.00	1.05%	$5.22
Class S(b)	1,000.00	964.60	1.30	2.03
Class ADV(c)	1,000.00	1,030.90	1.55	7.03
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.59	1.05%	$5.26
Class S	1,000.00	1,018.35	1.30	6.51
Class ADV	1,000.00	1,017.11	1.55	7.75

ING Baron Small Cap Growth Portfolio
Actual Fund Return
Class I	$1,000.00	$1,077.10	1.08%	$5.56
Class S	1,000.00	1,076.00	1.33	6.85
Class ADV	1,000.00	1,075.50	1.58	8.13
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.44	1.08%	$5.41
Class S	1,000.00	1,018.20	1.33	6.66
Class ADV	1,000.00	1,016.96	1.58	7.90

*                 Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year (except “Actual Fund Return” information for ING Baron Asset Portfolio, which reflects the 178-day period due to its Class I inception date of January 3, 2006, the 58-day period due to its Class S inception date of May 3, 2006, and the 163-day period due to its Class ADV inception date of January 18, 2006).

(a)          Commencement of operations for Class I on January 3, 2006.

(b)         Commencement of operations for Class S on May 3, 2006.

(c)          Commencement of operations for Class ADV on January 18, 2006.

SHAREHOLDER EXPENSE EXAMPLES (CONTINUED)

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2006*
ING Columbia Small Cap Value II Portfolio
Actual Fund Return
Class I(a)	$1,000.00	$ 950.00	1.05%	$1.77
Class S(b)	1,000.00	953.80	1.30	2.12
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.59	1.05%	$5.26
Class S	1,000.00	1,018.35	1.30	6.51

ING Davis Venture Value Portfolio
Actual Fund Return
Class I	$1,000.00	$1,027.70	0.90%	$4.52
Class S	1,000.00	1,026.20	1.15	5.78
Class ADV	1,000.00	1,024.90	1.40	7.03
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.33	0.90%	$4.51
Class S	1,000.00	1,019.09	1.15	5.76
Class ADV	1,000.00	1,017.85	1.40	7.00

ING Fundamental Research Portfolio
Actual Fund Return
Class I	$1,000.00	$1,011.00	0.75%	$3.74
Class S	1,000.00	1,008.80	1.00	4.98
Class ADV	1,000.00	1,007.80	1.25	6.22
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.08	0.75%	$3.76
Class S	1,000.00	1,019.84	1.00	5.01
Class ADV	1,000.00	1,018.60	1.25	6.26

ING Goldman Sachs® Capital Growth Portfolio
Actual Fund Return
Class I	$1,000.00	$ 995.60	0.89%	$4.40
Class S	1,000.00	994.80	1.14	5.64
Class ADV	1,000.00	993.00	1.39	6.87
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.38	0.89%	$4.46
Class S	1,000.00	1,019.14	1.14	5.71
Class ADV	1,000.00	1,017.90	1.39	6.95

*                 Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year (except “Actual Fund Return” information for ING Columbia Small Cap Value II Portfolio, which reflects the 63-day period due to its Class I inception date of April 28, 2006 and the 61-day period due to its Class S inception date of May 1, 2006).

(a)          Commencement of operations for Class I on April 28, 2006.

(b)         Commencement of operations for Class S on May 1, 2006.

SHAREHOLDER EXPENSE EXAMPLES (CONTINUED)

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2006*
ING Goldman Sachs® Structured Equity Portfolio
Actual Fund Return
Class S	$1,000.00	$1,020.10	1.15%	$5.76
Class ADV	1,000.00	1,018.70	1.40	7.01
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,019.09	1.15%	$5.76
Class ADV	1,000.00	1,017.85	1.40	7.00

ING JPMorgan International Portfolio
Actual Fund Return
Class I	$1,000.00	$1,096.10	1.00%	$5.20
Class S	1,000.00	1,095.20	1.25	6.49
Class ADV	1,000.00	1,093.50	1.50	7.79
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.84	1.00%	$5.01
Class S	1,000.00	1,018.60	1.25	6.26
Class ADV	1,000.00	1,017.36	1.50	7.50

ING JPMorgan Mid Cap Value Portfolio
Actual Fund Return
Class I	$1,000.00	$1,062.80	1.07%	$5.47
Class S	1,000.00	1,061.50	1.32	6.75
Class ADV	1,000.00	1,060.50	1.57	8.02
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.49	1.07%	$5.36
Class S	1,000.00	1,018.25	1.32	6.61
Class ADV	1,000.00	1,017.01	1.57	7.85

ING Legg Mason Partners Aggressive Growth Portfolio
Actual Fund Return
Class I	$1,000.00	$1,009.00	0.80%	$3.98
Class S	1,000.00	1,007.50	1.05	5.23
Class ADV	1,000.00	1,006.40	1.30	6.47
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.83	0.80%	$4.01
Class S	1,000.00	1,019.59	1.05	5.26
Class ADV	1,000.00	1,018.35	1.30	6.51

*                 Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (CONTINUED)

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2006*
ING Legg Mason Partners Large Cap Growth Portfolio
Actual Fund Return
Class I	$1,000.00	$ 934.80	0.84%	$4.03
Class S	1,000.00	932.60	1.09	5.22
Class ADV	1,000.00	932.10	1.34	6.42
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.63	0.84%	$4.21
Class S	1,000.00	1,019.39	1.09	5.46
Class ADV	1,000.00	1,018.15	1.34	6.71

ING Lord Abbett U.S. Government Securities Portfolio
Actual Fund Return
Class I(a)	$1,000.00	$ 990.00	0.72%	$3.49
Class S(b)	1,000.00	983.10	0.97	4.30
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.22	0.72%	$3.61
Class S	1,000.00	1,019.98	0.97	4.86

ING MFS Capital Opportunities Portfolio
Actual Fund Return
Class I	$1,000.00	$1,017.90	0.90%	$4.50
Class S	1,000.00	1,016.90	1.15	5.75
Class ADV	1,000.00	1,015.50	1.40	7.00
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.33	0.90%	$4.51
Class S	1,000.00	1,019.09	1.15	5.76
Class ADV	1,000.00	1,017.85	1.40	7.00

ING Neuberger Berman Partners Portfolio
Actual Fund Return
Class I(c)	$1,000.00	$ 956.90	0.67%	$2.91
Class S(d)	1,000.00	975.00	0.92	4.41
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.47	0.67%	$3.36
Class S	1,000.00	1,020.23	0.92	4.61

*                 Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year (except “Actual Fund Return” information for ING Lord Abbett U.S. Government Securities Portfolio, which reflects the 178-day period due to its Class I inception date of January 3, 2006 and the 163-day period due to its Class S inception date of January 18, 2006 and for ING Neuberger Berman Partners Portfolio, which reflects the 162-day period due to its Class I inception date of January 19, 2006 and the 178-day period due to its Class S inception date of January 3, 2006).

(a)          Commencement of operations for Class I on January 3, 2006.

(b)         Commencement of operations for Class S on January 18, 2006.

(c)          Commencement of operations for Class I on January 19, 2006.

(d)         Commencement of operations for Class S on January 3, 2006.

SHAREHOLDER EXPENSE EXAMPLES (CONTINUED)

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2006*
ING Neuberger Berman Regency Portfolio
Actual Fund Return
Class I(a)	$1,000.00	$ 989.00	0.88%	$4.27
Class S(b)	1,000.00	974.40	1.13	5.04
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.43	0.88%	$4.41
Class S	1,000.00	1,019.19	1.13	5.66

ING OpCap Balanced Value Portfolio
Actual Fund Return
Class I	$1,000.00	$1,002.20	0.98%	$4.87
Class S	1,000.00	1,000.70	1.23	6.10
Class ADV	1,000.00	1,000.00	1.48	7.34
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.93	0.98%	$4.91
Class S	1,000.00	1,018.70	1.23	6.16
Class ADV	1,000.00	1,017.46	1.48	7.40

ING Oppenheimer Global Portfolio
Actual Fund Return
Class I	$1,000.00	$1,040.20	0.66%	$3.34
Class S	1,000.00	1,038.80	0.91	4.60
Class ADV	1,000.00	1,037.50	1.15	5.81
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.52	0.66%	$3.31
Class S	1,000.00	1,020.28	0.91	4.56
Class ADV	1,000.00	1,019.09	1.15	5.76

ING Oppenheimer Strategic Income Portfolio
Actual Fund Return
Class I	$1,000.00	$1,000.00	0.54%	$2.68
Class S	1,000.00	1,000.00	0.75	3.72
Class ADV	1,000.00	998.00	1.00	4.95
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,022.12	0.54%	$2.71
Class S	1,000.00	1,021.08	0.75	3.76
Class ADV	1,000.00	1,019.84	1.00	5.01

*                 Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year (except “Actual Fund Return” information for ING Neuberger Berman Regency Portfolio, which reflects the 178-day period due to its Class I inception date of January 3, 2006 and the 169-day period due to its Class S inception date of January 12, 2006).

(a)          Commencement of operations for Class I on January 3, 2006.

(b)         Commencement of operations for Class S on January 12, 2006.

SHAREHOLDER EXPENSE EXAMPLES (CONTINUED)

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2006*
ING PIMCO Total Return Portfolio
Actual Fund Return
Class I	$1,000.00	$ 992.70	0.75%	$3.71
Class S	1,000.00	991.70	1.00	4.94
Class ADV	1,000.00	990.70	1.25	6.17
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.08	0.75%	$3.76
Class S	1,000.00	1,019.84	1.00	5.01
Class ADV	1,000.00	1,018.60	1.25	6.26

ING Pioneer High Yield Portfolio
Actual Fund Return
Class I(a)	$1,000.00	$1,013.70	0.75%	$3.68
Class S(b)	1,000.00	1,012.30	1.00	4.44
Class ADV(c)	1,000.00	1,011.20	1.25	5.54
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.08	0.75%	$3.76
Class S	1,000.00	1,019.84	1.00	5.01
Class ADV	1,000.00	1,018.60	1.25	6.26

ING T. Rowe Price Diversified Mid Cap Growth Portfolio
Actual Fund Return
Class I	$1,000.00	$1,016.20	0.66%	$3.30
Class S	1,000.00	1,015.20	0.91	4.55
Class ADV	1,000.00	1,014.20	1.15	5.74
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.52	0.66%	$3.31
Class S	1,000.00	1,020.28	0.91	4.56
Class ADV	1,000.00	1,019.09	1.15	5.76

ING T. Rowe Price Growth Equity Portfolio
Actual Fund Return
Class I	$1,000.00	$1,007.60	0.75%	$3.73
Class S	1,000.00	1,006.30	1.00	4.97
Class ADV	1,000.00	1,005.00	1.25	6.21
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.08	0.75%	$3.76
Class S	1,000.00	1,019.84	1.00	5.01
Class ADV	1,000.00	1,018.60	1.25	6.26

*                 Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year (except “Actual Fund Return” information for ING Pioneer High Yield Portfolio, which reflects the 178-day period due to its Class I inception date of January 3, 2006, the 161-day period due to its Class S inception date of January 20, 2006 and the 161-day period due to its Class ADV inception date of January 20, 2006).

(a)          Commencement of operations for Class I on January 3, 2006.

(b)         Commencement of operations for Class S on January 20, 2006.

(c)          Commencement of operations for Class ADV on January 20, 2006.

SHAREHOLDER EXPENSE EXAMPLES (CONTINUED)

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2006*
ING Templeton Foreign Equity Portfolio
Actual Fund Return
Class I(a)	$1,000.00	$1,042.00	0.98%	$4.88
Class S(b)	1,000.00	1,037.90	1.23	5.67
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.93	0.98%	$4.91
Class S	1,000.00	1,018.70	1.23	6.16

ING UBS U.S. Large Cap Equity Portfolio
Actual Fund Return
Class I	$1,000.00	$1,014.00	0.85%	$4.24
Class S	1,000.00	1,013.00	1.10	5.49
Class ADV	1,000.00	1,013.10	1.35	6.74
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.58	0.85%	$4.26
Class S	1,000.00	1,019.34	1.10	5.51
Class ADV	1,000.00	1,018.10	1.35	6.76

ING UBS U.S. Small Cap Growth Portfolio
Actual Fund Return
Class I	$1,000.00	$ 938.00	1.00%	$1.67
Class S	1,000.00	938.00	1.25	2.09
Class ADV	1,000.00	937.00	1.50	2.51
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.84	1.00%	$5.01
Class S	1,000.00	1,018.60	1.25	6.26
Class ADV	1,000.00	1,017.36	1.50	7.50

ING Van Kampen Comstock Portfolio
Actual Fund Return
Class I	$1,000.00	$1,037.60	0.85%	$4.29
Class S	1,000.00	1,036.20	1.10	5.55
Class ADV	1,000.00	1,034.80	1.35	6.81
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.58	0.85%	$4.26
Class S	1,000.00	1,019.34	1.10	5.51
Class ADV	1,000.00	1,018.10	1.35	6.76

*                 Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year (except “Actual Fund Return” information for ING Templeton Foreign Equity Portfolio, which reflects the 178-day period due to its Class I inception date of January 3, 2006 and the 165-day period due to its Class S inception date of January 16, 2006).

(a)          Commencement of operations for Class I on January 3, 2006.

(b)         Commencement of operations for Class S on January 16, 2006.

SHAREHOLDER EXPENSE EXAMPLES (CONTINUED)

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2006*
ING Van Kampen Equity and Income Portfolio
Actual Fund Return
Class I	$1,000.00	$1,022.40	0.57%	$2.86
Class S	1,000.00	1,021.20	0.82	4.11
Class ADV	1,000.00	1,020.00	1.07	5.36
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.97	0.57%	$2.86
Class S	1,000.00	1,020.73	0.82	4.11
Class ADV	1,000.00	1,019.49	1.07	5.36

*                 Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED)

	ING American Century Large Company Value Portfolio	ING American Century Select Portfolio	ING American Century Small-Mid Cap Value Portfolio	ING Baron Asset Portfolio
ASSETS:
Investments in securities at value+*	$105,650,012	$354,821,462	$116,087,591	$8,104,700
Short-term investments at amortized cost	17,714,156	50,767,393	25,132,987	—
Cash	737,851	—	4,641,604	191,131
Foreign currencies at value**	—	15,892	—	—
Receivables:
Investment securities sold	—	2,152,815	1,653,944	—
Fund shares sold	546,124	12,231	199,842	5
Dividends and interest	129,735	318,421	149,962	4,008
Prepaid expenses	—	—	—	12,773
Reimbursement due from manager	—	—	5,843	7,626
Total assets	124,777,878	408,088,426	147,871,773	8,320,243

LIABILITIES:
Payable for investment securities purchased	—	—	2,220,894	19,867
Payable for fund shares redeemed	665,001	2,630,567	93,526	7
Payable upon receipt of securities loaned	11,613,546	50,767,393	25,132,987	—
Unrealized depreciation on forward currency contracts	—	92,018	2,034	—
Payable to affiliates	100,549	198,069	138,782	8,233
Payable to custodian due to bank overdraft	—	458,678	—	—
Payable for trustee fees	—	—	—	1,229
Accrued offering expense	—	—	—	2,022
Other accrued expenses and liabilities	—	—	—	3,853
Total liabilities	12,379,096	54,146,937	27,588,223	35,211
NET ASSETS	$112,398,782	$353,941,489	$120,283,550	$8,285,032

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$96,804,398	$358,219,372	$113,525,794	$7,999,170
Undistributed net investment income (accumulated net investment loss)	1,658,385	6,290,439	336,799	(17,629)
Accumulated net realized gain (loss) on investments, foreign currency related transactions and futures	7,317,565	(6,033,695)	7,019,042	(26,700)
Net unrealized appreciation (depreciation) on investments and foreign currency related transactions	6,618,434	(4,534,627)	(598,085)	330,191
NET ASSETS	$112,398,782	$353,941,489	$120,283,550	$8,285,032

+ Including securities loaned at value	$11,305,817	$49,506,701	$24,494,002	$—
* Cost of investments in securities	$99,031,578	$359,264,963	$116,683,674	$7,774,509
** Cost of foreign currencies	$—	$15,890	$—	$—

Class I:
Net Assets	$73,333,780	$334,750,590	$63,064,572	$5,199,183
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	4,942,446	38,184,296	5,172,520	501,043
Net asset value and redemption price per share	$14.84	$8.77	$12.19	$10.38

Class S:
Net Assets	$25,285,448	$5,189,548	$44,172,593	$2,702
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,711,024	599,462	3,637,345	261
Net asset value and redemption price per share	$14.78	$8.66	$12.14	$10.35

Class ADV:
Net Assets	$13,779,554	$14,001,351	$13,046,385	$3,083,147
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	942,092	1,634,762	1,085,937	297,810
Net asset value and redemption price per share	$14.63	$8.56	$12.01	$10.35

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED)

	ING Baron Small Cap Growth Portfolio	ING Columbia Small Cap Value II Portfolio	ING Davis Venture Value Portfolio	ING Fundamental Research Portfolio
ASSETS:
Investments in securities at value*	$390,838,966	$27,979,830	$97,718,867	$98,834,133
Short-term investments at amortized cost	37,600,267	3,793,514	7,552,457	—
Repurchase agreement	—	—	—	3,889,000
Cash	4,339,853	422,123	—	1,731,269
Cash collateral for futures	—	—	—	220,500
Foreign currencies at value**	—	—	7,002	—
Receivables:
Investment securities sold	661,919	63,252	41,828	688,880
Fund shares sold	426,864	188,568	140,328	3,995
Dividends and interest	122,498	23,918	126,068	110,958
Prepaid expenses	—	12,493	—	185
Reimbursement due from manager	—	—	—	9,836
Total assets	433,990,367	32,483,698	105,586,550	105,488,756

LIABILITIES:
Payable for investment securities purchased	—	4,029,851	1,280,481	—
Payable for fund shares redeemed	1,514,764	22,033	1,383,583	881,016
Payable for futures variation margin	—	—	—	10,940
Payable to affiliates	441,313	17,732	91,341	79,581
Payable to custodian due to bank overdraft	—	—	26,816	—
Payable for trustee fees	—	315	—	5,226
Other accrued expenses and liabilities	—	8,383	—	52,472
Total liabilities	1,956,077	4,078,314	2,782,221	1,029,235
NET ASSETS	$432,034,290	$28,405,384	$102,804,329	$104,459,521

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$351,268,367	$29,061,521	$90,404,838	$104,477,680
Undistributed net investment income (accumulated net investment loss)	(921,523)	23,345	298,784	499,285
Accumulated net realized gain (loss) on investments, foreign currency related transactions and futures	5,637,508	(239,565)	8,343,359	514,316
Net unrealized appreciation (depreciation) on investments, foreign currency related transactions and futures	76,049,938	(439,917)	3,757,348	(1,031,760)
NET ASSETS	$432,034,290	$28,405,384	$102,804,329	$104,459,521

* Cost of investments in securities	$314,789,028	$28,419,747	$93,961,198	$99,931,758
** Cost of foreign currencies	$—	$—	$7,036	$—

Class I:
Net Assets	$124,447,581	$11,587,504	$13,223,568	$59,663,266
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	7,126,240	1,219,524	684,774	6,486,697
Net asset value and redemption price per share	$17.46	$9.50	$19.31	$9.20

Class S:
Net Assets	$266,912,133	$16,817,880	$78,557,811	$41,258,533
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	15,446,181	1,771,474	4,096,295	4,494,421
Net asset value and redemption price per share	$17.28	$9.49	$19.18	$9.18

Class ADV:
Net Assets	$40,674,576	n/a	$11,022,950	$3,537,722
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,379,304	n/a	582,626	389,067
Net asset value and redemption price per share	$17.10	n/a	$18.92	$9.09

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED)

	ING Goldman Sachs® Capital Growth Portfolio	ING Goldman Sachs® Structured Equity Portfolio	ING JPMorgan International Portfolio	ING JPMorgan Mid Cap Value Portfolio
ASSETS:
Investments in securities at value+*	$42,232,710	$57,903,396	$942,195,076	$185,141,874
Short-term investments at amortized cost	7,580,536	5,993,959	32,554,050	31,738,950
Cash	194,049	299,673	17,665,941	853,557
Cash collateral for futures	—	12,210	—	—
Receivables:
Investment securities sold	504,833	—	—	—
Fund shares sold	13,809	10,832	738,431	245,992
Dividends and interest	12,307	79,235	2,934,043	219,557
Total assets	50,538,244	64,299,305	996,087,541	218,199,930

LIABILITIES:
Payable for investment securities purchased	—	—	19,579,938	—
Payable for fund shares redeemed	479,033	—	2,810,931	106,228
Payable for futures variation margin	—	640	—	—
Payable to custodian for foreign currency overdraft**	—	—	649	—
Payable upon receipt of securities loaned	7,580,536	5,993,959	1,302,295	24,087,948
Payable to affiliates	40,365	54,761	778,873	178,168
Total liabilities	8,099,934	6,049,360	24,472,686	24,372,344
NET ASSETS	$42,438,310	$58,249,945	$971,614,855	$193,827,586

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$51,453,266	$38,616,325	$826,293,840	$169,271,442
Undistributed net investment income (accumulated net investment loss)	(36,393)	773,838	18,032,121	642,059
Accumulated net realized gain (loss) on investments, foreign currency related transactions and futures	(11,648,687)	15,322,785	(104,849,316)	7,245,949
Net unrealized appreciation on investments, foreign currency related transactions and futures	2,670,124	3,536,997	232,138,210	16,668,136
NET ASSETS	$42,438,310	$58,249,945	$971,614,855	$193,827,586

+ Including securities loaned at value	$7,441,693	$5,878,820	$1,262,673	$23,630,549
* Cost of investments in securities	$39,562,586	$54,371,121	$709,861,094	$168,473,738
** Cost of foreign currencies	$—	$—	$15,725	$—

Class I:
Net Assets	$2,871,583	n/a	$850,074,352	$96,603,132
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	251,076	n/a	57,735,773	6,481,336
Net asset value and redemption price per share	$11.44	n/a	$14.72	$14.90

Class S:
Net Assets	$36,736,118	$56,852,407	$116,511,925	$81,006,012
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,228,634	4,477,068	7,977,442	5,458,491
Net asset value and redemption price per share	$11.38	$12.70	$14.61	$14.84

Class ADV:
Net Assets	$2,830,609	$1,397,538	$5,028,578	$16,218,442
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	249,494	111,447	346,725	1,100,865
Net asset value and redemption price per share	$11.35	$12.54	$14.50	$14.73

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED)

	ING Legg Mason Partners Aggressive Growth Portfolio	ING Legg Mason Partners Large Cap Growth Portfolio	ING Lord Abbett U.S. Government Securities Portfolio	ING MFS Capital Opportunities Portfolio
ASSETS:
Investments in securities at value+*	$1,093,698,984	$47,832,897	$61,002,221	$173,621,508
Short-term investments at amortized cost	299,778,665	435,829	2,498,977	16,669,572
Cash	10,701,032	436,262	1,017,924	3,582,240
Receivables:
Investment securities sold	—	481,774	11,193,731	—
Fund shares sold	1,272,465	40,327	2,532,558	107,542
Dividends and interest	359,910	22,434	338,687	139,611
Prepaid expenses	—	—	12,740	—
Reimbursement due from manager	—	—	2,375	—
Total assets	1,405,811,056	49,249,523	78,599,213	194,120,473

LIABILITIES:
Payable for investment securities purchased	260,000	—	16,619,894	—
Payable for fund shares redeemed	753,051	306,744	4,425,756	79,552
Payable upon receipt of securities loaned	237,464,081	—	—	16,669,572
Payable to affiliates	797,491	44,167	31,354	130,136
Payable for trustee fees	—	—	1,158	—
Other accrued expenses and liabilities	—	—	19,697	—
Total liabilities	239,274,623	350,911	21,097,859	16,879,260
NET ASSETS	$1,166,536,433	$48,898,612	$57,501,354	$177,241,213

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,158,234,859	$47,110,927	$57,955,067	$348,147,634
Undistributed net investment income (accumulated net investment loss)	(1,181,470)	(48,417)	805,784	1,157,810
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(247,313,241)	737,889	(997,040)	(174,319,221)
Net unrealized appreciation (depreciation) on investments and foreign currency related transactions	256,796,285	1,098,213	(262,457)	2,254,990
NET ASSETS	$1,166,536,433	$48,898,612	$57,501,354	$177,241,213

+ Including securities loaned at value	$231,817,412	$—	$—	$16,296,391
* Cost of investments in securities	$836,902,699	$46,734,684	$61,264,678	$171,367,894

Class I:
Net Assets	$975,521,629	$17,528,515	$41,576,041	$176,637,836
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	21,718,538	1,608,461	4,199,683	6,333,707
Net asset value and redemption price per share	$44.92	$10.90	$9.90	$27.89

Class S:
Net Assets	$179,290,173	$11,574,770	$15,925,313	$325,261
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	4,037,078	1,072,360	1,611,085	11,742
Net asset value and redemption price per share	$44.41	$10.79	$9.88	$27.70

Class ADV:
Net Assets	$11,724,631	$19,795,327	n/a	$278,116
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	266,966	1,847,915	n/a	10,133
Net asset value and redemption price per share	$43.92	$10.71	n/a	$27.45

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED)

	ING Neuberger Berman Partners Portfolio	ING Neuberger Berman Regency Portfolio	ING OpCap Balanced Value Portfolio	ING Oppenheimer Global Portfolio
ASSETS:
Investments in securities at value+*	$195,988,607	$8,585,490	$88,787,691	$2,487,004,394
Short-term investments at amortized cost	—	—	17,139,263	329,131,787
Cash	11,716,629	871,986	304,255	2,524,695
Foreign currencies at value**	—	—	—	6,608,662
Receivables:
Investment securities sold	30,351	13,887	379,292	877,012
Fund shares sold	183,831	1,396	4,028	749,000
Dividends and interest	122,265	6,929	499,270	4,599,374
Prepaid expenses	12,740	12,740	—	—
Reimbursement due from manager	7,871	9,546	—	—
Total assets	208,062,294	9,501,974	107,113,799	2,831,494,924

LIABILITIES:
Payable for investment securities purchased	629,048	436,037	598,643	—
Payable for fund shares redeemed	85,620	119,890	425,217	5,243,362
Payable upon receipt of securities loaned	—	—	14,414,331	306,456,672
Payable to affiliates	117,171	6,650	93,612	1,399,939
Payable for trustee fees	1,826	713	—	—
Other accrued expenses and liabilities	47,050	6,801	—	879,993
Total liabilities	880,715	570,091	15,531,803	313,979,966
NET ASSETS	$207,181,579	$8,931,883	$91,581,996	$2,517,514,958

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$215,973,754	$9,025,281	$83,550,528	$2,102,524,149
Undistributed net investment income	666,944	25,200	1,493,757	19,978,329
Accumulated net realized gain (loss) on investments, and foreign currency related transactions	(114,168)	79,098	3,899,236	68,897,744
Net unrealized appreciation (depreciation) on investments and foreign currency related transactions	(9,344,951)	(197,696)	2,638,475	326,114,736
NET ASSETS	$207,181,579	$8,931,883	$91,581,996	$2,517,514,958

+ Including securities loaned at value	$—	$—	$13,935,557	$297,516,559
* Cost of investments in securities	$205,333,558	$8,783,186	$86,149,216	$2,160,850,349
** Cost of foreign currencies	$—	$—	$—	$6,665,260

Class I:
Net Assets	$203,485,039	$4,973,203	$4,593,321	$2,310,151,254
Shares authorized	100,000,000	100,000,000	100,000,000	250,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	20,841,061	502,843	332,517	156,760,828
Net asset value and redemption price per share	$9.76	$9.89	$13.81	$14.74

Class S:
Net Assets	$3,696,540	$3,958,680	$83,612,360	$88,898,043
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	379,177	400,815	6,077,132	6,157,908
Net asset value and redemption price per share	$9.75	$9.88	$13.76	$14.44

Class ADV:
Net Assets	n/a	n/a	$3,376,315	$118,465,661
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	n/a	n/a	247,878	8,246,362
Net asset value and redemption price per share	n/a	n/a	$13.62	$14.37

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED)

	ING Oppenheimer Strategic Income Portfolio	ING PIMCO Total Return Portfolio	ING Pioneer High Yield Portfolio	ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ASSETS:
Investments in securities at value+*	$327,218,291	$334,550,754	$86,502,201	$1,181,932,954
Short-term investments**	108,329,442	65,836,912	15,503,925	331,941,007
Cash	4,131,645	9,393,728	990,821	1,665,386
Foreign currencies at value***	945,154	635,577	—	268
Receivables:
Investment securities sold	2,291,886	962,887	—	14,471,984
Fund shares sold	78,284	47,784	173,739	92,882
Dividends and interest	4,188,888	1,259,550	1,126,344	566,512
Variation margin	243,937	333,933	—	—
Unrealized appreciation on forward foreign currency contracts	3,816,394	97,209	—	—
Prepaid expenses	—	—	12,740	—
Reimbursement due from manager	—	—	6,980	—
Upfront payments made on swap agreements	—	608,928	—	—
Upfront payments made on forward volatility agreements	—	9,190	—	—
Unrealized appreciation on swap agreements	496,255	1,170,855	—	—
Total assets	451,740,176	414,907,307	104,316,750	1,530,670,993

LIABILITIES:
Payable for investment securities purchased	14,288,274	69,347,204	—	2,100,550
Payable for fund shares redeemed	1,516,868	572,704	503,947	2,797,337
Payable for futures variation margin	134,213	6,331	—	—
Payable upon receipt of securities loaned	70,763,351	5,018,990	—	331,941,007
Securities sold short^	—	561,000	—	—
Accrued income on short positions	—	4,994	—	—
Unrealized depreciation on forward foreign currency contracts	3,917,074	1,005,210	—	—
Income distribution payable	—	—	2,546	—
Payable to affiliates	172,342	233,032	63,625	670,888
Payable for trustee fees	—	—	1,445	—
Upfront payment received from swap agreements	28,132	1,778,001	—	—
Unrealized depreciation on forward volatility agreements	—	14,273	—	—
Unrealized depreciation on swap agreements	610,488	697,009	—	—
Other accrued expenses and liabilities	—	—	20,002	—
Options written (premium received $43,404 and $365,282)	6,105	113,166	—	—
Total liabilities	91,436,847	79,351,914	591,565	337,509,782
NET ASSETS	$360,303,329	$335,555,393	$103,725,185	$1,193,161,211

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$362,331,065	$334,464,730	$104,887,910	$1,009,015,028
Undistributed net investment income (accumulated net investment loss)	12,702,105	12,351,492	(2,276)	1,554,090
Accumulated net realized gain (loss) on investments, foreign currency related transactions, futures, options and swaps	(5,591,817)	(7,010,752)	99,558	82,576,097
Net unrealized appreciation (depreciation) on investments, foreign currency related transactions, futures, options and swaps	(9,138,024)	(4,250,077)	(1,260,007)	100,015,996
NET ASSETS	$360,303,329	$335,555,393	$103,725,185	$1,193,161,211

+	Including securities loaned at value	$69,376,320	$4,929,430	$—	$325,241,383
*	Cost of investments in securities	$335,864,759	$337,389,476	$87,762,208	$1,081,916,971
**	Cost of short-term investments	$108,327,288	$65,850,807	$15,503,925	$331,914,007
***	Cost of foreign currencies	$994,563	$635,571	$—	$255
^	Proceeds from short sales	$—	$566,625	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

	ING Oppenheimer Strategic Income Portfolio	ING PIMCO Total Return Portfolio	ING Pioneer High Yield Portfolio	ING T. Rowe Price Diversified Mid Cap Growth Portfolio
Class I:
Net Assets	$296,443,780	$223,772,805	$87,393,383	$1,102,874,293
Shares authorized	100,000,000	100,000,000	100,000,000	250,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	29,643,964	20,641,946	8,836,892	125,461,233
Net asset value and redemption price per share	$10.00	$10.84	$9.89	$8.79

Class S:
Net Assets	$56,497,219	$85,427,435	$9,127,387	$23,847,697
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,658,209	7,923,062	922,988	2,746,353
Net asset value and redemption price per share	$9.99	$10.78	$9.89	$8.68

Class ADV:
Net Assets	$7,362,330	$26,355,153	$7,204,415	$66,439,221
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	739,130	2,461,547	728,524	7,735,480
Net asset value and redemption price per share	$9.96	$10.71	$9.89	$8.59

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED)

	ING T. Rowe Price Growth Equity Portfolio	ING Templeton Foreign Equity Portfolio	ING UBS U.S. Large Cap Equity Portfolio
ASSETS:
Investments in securities at value+*	$1,211,975,929	$18,718,844	$286,039,656
Short-term investments at amortized cost	171,978,977	3,963,364	39,903,795
Cash	15,879,870	4,763	504,703
Foreign currencies at value**	91,373	—	—
Receivables:
Investment securities sold	1,521,193	—	751,459
Fund shares sold	3,486,838	110,881	1,260,588
Dividends and interest	1,068,598	46,868	203,770
Prepaid expenses	—	12,740	—
Reimbursement due from manager	—	25,119	—
Total assets	1,406,002,778	22,882,579	328,663,971

LIABILITIES:
Payable for investment securities purchased	2,008,010	—	664,198
Payable for fund shares redeemed	560	900,005	184,825
Payable upon receipt of securities loaned	171,978,977	—	39,272,043
Payable to affiliates	789,668	17,412	200,772
Payable to custodian for foreign currency overdraft**	—	11,272	—
Payable for trustee fees	—	1,018	—
Other accrued expenses and liabilities	—	26,046	—
Total liabilities	174,777,215	955,753	40,321,838
NET ASSETS	$1,231,225,563	$21,926,826	$288,342,133

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,074,666,218	$21,102,961	$341,570,103
Undistributed net investment income	7,437,051	308,829	3,645,433
Accumulated net realized gain (loss) on investments and foreign currency related transactions	27,189,819	(29,838)	(86,474,608)
Net unrealized appreciation on investments and foreign currency related transactions	121,932,475	544,874	29,601,205
NET ASSETS	$1,231,225,563	$21,926,826	$288,342,133

+ Including securities loaned at value	$168,140,805	$—	$38,511,604
* Cost of investments in securities	$1,090,043,913	$18,173,788	$256,438,451
** Cost of foreign currencies	$90,953	$(11,068)	$—

Class I:
Net Assets	$1,089,489,511	$9,517,697	$273,356,936
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	20,549,153	913,629	28,972,711
Net asset value and redemption price per share	$53.02	$10.42	$9.43

Class S:
Net Assets	$45,389,802	$12,409,129	$13,877,524
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	864,719	1,193,147	1,487,016
Net asset value and redemption price per share	$52.49	$10.40	$9.33

Class ADV:
Net Assets	$96,346,250	n/a	$1,107,673
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	1,848,163	n/a	119,015
Net asset value and redemption price per share	$52.13	n/a	$9.31

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED)

	ING UBS U.S. Small Cap Growth Portfolio	ING Van Kampen Comstock Portfolio	ING Van Kampen Equity and Income Portfolio
ASSETS:
Investments in securities at value+*	$6,911,210	$766,619,927	$921,060,727
Short-term investments at amortized cost	—	151,275,988	56,976,487
Cash	346,346	—	961,286
Foreign currencies at value**	—	—	3,407
Receivables:
Investment securities sold	314,981	4,266,364	788,839
Fund shares sold	17,819	1,096,451	117,962
Dividends and interest	1,689	1,273,904	3,231,455
Prepaid expenses	12,493	—	—
Reimbursement due from manager	3,651	—	—
Total assets	7,608,189	924,532,634	983,140,163

LIABILITIES:
Payable for investment securities purchased	328,701	1,592,409	16,238,499
Payable for fund shares redeemed	—	504,856	2,399,473
Payable upon receipt of securities loaned	—	86,302,800	—
Payable to affiliates	5,504	674,912	471,675
Payable to custodian due to bank overdraft	—	715,796	—
Payable for trustee fees	105	—	—
Other accrued expenses and liabilities	15,230	—	—
Total liabilities	349,540	89,790,773	19,109,647
NET ASSETS	$7,258,649	$834,741,861	$964,030,516

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$7,664,972	$735,636,849	$845,084,672
Undistributed net investment income (accumulated net investment loss)	(4,448)	14,290,240	30,746,906
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(26,266)	49,796,346	40,372,758
Net unrealized appreciation (depreciation) on investments and foreign currency related transactions	(375,609)	35,018,426	47,826,180
NET ASSETS	$7,258,649	$834,741,861	$964,030,516

+ Including securities loaned at value	$—	$83,985,440	$—
* Cost of investments in securities	$7,286,819	$731,601,501	$873,234,784
**Cost of foreign currencies	$—	$—	$3,170

Class I:
Net Assets	$7,005,008	$414,363,926	$865,077,888
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	746,644	32,670,756	23,444,402
Net asset value and redemption price per share	$9.38	$12.68	$36.90

Class S:
Net Assets	$252,695	$388,268,247	$84,041,962
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	26,949	30,802,997	2,290,735
Net asset value and redemption price per share	$9.38	$12.60	$36.69

Class ADV:
Net Assets	$946	$32,109,688	$14,910,666
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	101	2,567,989	411,259
Net asset value and redemption price per share	$9.37	$12.50	$36.26

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS (UNAUDITED)

	ING American Century Large Company Value Portfolio	ING American Century Select Portfolio	ING American Century Small-Mid Cap Value Portfolio	ING Baron Asset Portfolio
	Six Months Ended June 30, 2006	Six Months Ended June 30, 2006	Six Months Ended June 30, 2006	January 3, 2006(1) to June 30, 2006
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,298,546	$3,127,051	$957,219	$24,231
Interest	128,026	140,570	88,309	5,664
Securities lending income	3,853	32,986	30,688	—
Total investment income	1,430,425	3,300,607	1,076,216	29,895
EXPENSES:
Investment management fees	423,261	1,277,279	570,454	36,847
Distribution and service fees:
Class S	43,801	7,497	56,228	—
Class ADV	32,686	41,724	31,238	6,676
Transfer agent fees	—	—	—	502
Administrative service fees	105,816	39,912	142,613	3,879
Shareholder reporting expense	—	—	—	1,430
Professional fees	—	—	—	3,305
Custody and accounting expense	—	—	—	1,166
Trustee fees	—	—	—	1,267
Offering expense	—	—	—	12,380
Miscellaneous expense	—	—	—	1,652
Total expenses	605,564	1,366,412	800,533	69,104
Net waived and reimbursed fees	—	—	(5,843)	(21,580)
Net expenses	605,564	1,366,412	794,690	47,524
Net investment income (loss)	824,861	1,934,195	281,526	(17,629)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS AND FUTURES:
Net realized gain (loss) on:
Investments	1,899,641	(1,413,532)	7,571,565	(26,700)
Foreign currency related transactions	—	(746,168)	1,556	—
Futures	(17,485)	87,052	—	—
Net realized gain (loss) on investments, foreign currency related transactions and futures	1,882,156	(2,072,648)	7,573,121	(26,700)
Net change in unrealized appreciation or depreciation on:
Investments	1,399,064	(27,810,984)	(4,724,908)	330,191
Foreign currency related transactions	—	(161,231)	(2,002)	—
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	1,399,064	(27,972,215)	(4,726,910)	330,191
Net realized and unrealized gain (loss) on investments, foreign currency related transactions and futures	3,281,220	(30,044,863)	2,846,211	303,491
Increase (decrease) in net assets resulting from operations	$4,106,081	$(28,110,668)	$3,127,737	$285,862

* Foreign taxes withheld	$12,088	$107,399	$332	$—
(1) Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS (UNAUDITED)

	ING Baron Small Cap Growth Portfolio	ING Columbia Small Cap Value II Portfolio	ING Davis Venture Value Portfolio	ING Fundamental Research Portfolio
	Six Months Ended June 30, 2006	April 28 2006(1) to June 30, 2006	Six Months Ended June 30, 2006	Six Months Ended June 30, 2006
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$861,514	$48,766	$618,815	$549,543
Interest	685,179	10,905	118,179	72,740
Total investment income	1,546,693	59,671	736,994	622,283
EXPENSES:
Investment management fees	1,659,661	23,620	307,284	218,934
Distribution and service fees:
Class S	305,709	3,150	73,081	51,880
Class ADV	92,718	—	27,576	9,022
Transfer agent fees	—	158	—	—
Administrative service fees	449,086	3,149	38,410	72,978
Shareholder reporting expense	—	1,602	—	—
Professional fees	—	1,195	—	—
Custody and accounting expense	—	472	—	—
Trustee fees	—	315	—	—
Offering expense	—	2,507	—	—
Miscellaneous expense	—	158	—	108
Total expenses	2,507,174	36,326	446,351	352,922
Net waived and reimbursed fees	—	—	—	(9,836)
Brokerage commission recapture	(940)	—	—	—
Net expenses	2,506,234	36,326	446,351	343,086
Net investment income (loss)	(959,541)	23,345	290,643	279,197
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS AND FUTURES:
Net realized gain (loss) on:
Investments	2,226,955	(239,565)	207,860	948,351
Foreign currency related transactions	—	—	(6,041)	—
Futures	—	—	—	78,163
Net realized gain (loss) on investments, foreign currency related transactions and futures	2,226,955	(239,565)	201,819	1,026,514
Net change in unrealized appreciation or depreciation on:
Investments	22,846,914	(439,917)	1,168,815	(3,967,173)
Foreign currency related transactions	—	—	(791)	—
Futures	—	—	—	76,825
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions and futures	22,846,914	(439,917)	1,168,024	(3,890,348)
Net realized and unrealized gain (loss) on investments, foreign currency related transactions and futures	25,073,869	(679,482)	1,369,843	(2,863,834)
Increase (decrease) in net assets resulting from operations	$24,114,328	$(656,137)	$1,660,486	$(2,584,637)

* Foreign taxes withheld	$603	$—	$9,158	$13,653
(1) Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

	ING Goldman Sachs® Capital Growth Portfolio	ING Goldman Sachs® Structured Equity Portfolio	ING JPMorgan International Portfolio	ING JPMorgan Mid Cap Value Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$255,510	$677,846	$14,484,696	$1,554,634
Interest	7,345	3,582	448,604	160,847
Securities lending income	1,673	3,133	40,290	13,064
Total investment income	264,528	684,561	14,973,590	1,728,545
EXPENSES:
Investment management fees	212,956	284,351	3,743,374	694,671
Distribution and service fees:
Class S	58,399	99,910	518,966	99,428
Class ADV	8,882	3,294	10,278	37,060
Administrative service fees	26,619	81,248	935,852	292,349
Total expenses	306,856	468,803	5,208,470	1,123,508
Brokerage commission recapture	(2,613)	—	—	—
Net expenses	304,243	468,803	5,208,470	1,123,508
Net investment income (loss)	(39,715)	215,758	9,765,120	605,037
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS AND FUTURES:
Net realized gain (loss) on:
Investments	5,789,763	7,973,745	50,992,147	5,990,365
Foreign currency related transactions	—	—	(119,867)	—
Futures	—	6,472	—	—
Net realized gain on investments, foreign currency related transactions and futures	5,789,763	7,980,217	50,872,280	5,990,365
Net change in unrealized appreciation or depreciation on:
Investments	(5,214,743)	(5,006,652)	27,309,791	4,304,631
Foreign currency related transactions	—	—	(96,747)	—
Futures	—	4,722	—	—
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions and futures	(5,214,743)	(5,001,930)	27,213,044	4,304,631
Net realized and unrealized gain on investments, foreign currency related transactions and futures	575,020	2,978,287	78,085,324	10,294,996
Increase in net assets resulting from operations	$535,305	$3,194,045	$87,850,444	$10,900,033

*Foreign taxes withheld	$755	$—	$1,439,978	$5,065

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS (UNAUDITED)

	ING Legg Mason Partners Aggressive Growth Portfolio	ING Legg Mason Partners Large Cap Growth Portfolio	ING Lord Abbett U.S. Government Securities Portfolio	ING MFS Capital Opportunities Portfolio
	Six Months Ended June 30, 2006	Six Months Ended June 30, 2006	January 3, 2006(1) to June 30, 2006	Six Months Ended June 30, 2006
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,464,152	$235,840	$—	$1,057,193
Interest	1,242,288	3,039	960,455	46,055
Securities lending income	49,907	—	—	7,861
Total investment income	3,756,347	238,879	960,455	1,111,109
EXPENSES:
Investment management fees	3,691,567	166,348	87,524	602,977
Distribution and service fees:
Class S	504,518	15,716	20,736	402
Class ADV	28,222	53,248	—	606
Transfer agent fees	—	—	1,846	—
Administrative service fees	713,510	51,984	18,622	231,794
Shareholder reporting expense	—	—	9,232	—
Professional fees	—	—	5,803	—
Custody and accounting expense	—	—	5,919	—
Trustee fees	—	—	1,303	—
Offering expense	—	—	12,299	—
Miscellaneous expense	—	—	2,260	—
Total expenses	4,937,817	287,296	165,544	835,779
Net waived and reimbursed fees	—	—	(10,873)	—
Brokerage commission recapture	—	—	—	(1,810)
Net expenses	4,937,817	287,296	154,671	833,969
Net investment income (loss)	(1,181,470)	(48,417)	805,784	277,140
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized gain (loss) on:
Investments	8,134,957	422,988	(997,040)	11,798,226
Foreign currency related transactions	—	—	—	(6,770)
Net realized gain (loss) on investments and foreign currency related transactions	8,134,957	422,988	(997,040)	11,791,456
Net change in unrealized appreciation or depreciation on:
Investments	(4,298,583)	(3,815,724)	(262,457)	(8,412,892)
Foreign currency related transactions	—	—	—	1,376
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(4,298,583)	(3,815,724)	(262,457)	(8,411,516)
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	3,836,374	(3,392,736)	(1,259,497)	3,379,940
Increase (decrease) in net assets resulting from operations	$2,654,904	$(3,441,153)	$(453,713)	$3,657,080

* Foreign taxes withheld	$21,968	$—	$—	$19,186
(1) Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS (UNAUDITED)

	ING Neuberger Berman Partners Portfolio	ING Neuberger Berman Regency Portfolio	ING OpCap Balanced Value Portfolio	ING Oppenheimer Global Portfolio
	January 3, 2006(1) to June 30, 2006	January 3, 2006(1) to June 30, 2006	Six Months Ended June 30, 2006	Six Months Ended June 30, 2006
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,085,467	$56,817	$684,211	$25,856,830
Interest	104,053	5,328	630,745	494,952
Securities lending income	—	—	5,399	796,395
Total investment income	1,189,520	62,145	1,320,355	27,148,177
EXPENSES:
Investment management fees	405,799	28,501	436,817	7,607,841
Distribution and service fees:
Class S	69,494	3,377	126,845	82,034
Class ADV	—	—	8,526	291,564
Transfer agent fees	8,652	492	—	—
Administrative service fees	67,632	3,800	109,205	760,766
Shareholder reporting expense	16,714	3,532	—	—
Professional fees	13,377	2,791	—	—
Custody and accounting expense	13,354	2,234	—	—
Trustee fees	2,342	750	—	—
Offering expense	12,299	12,299	—	—
Miscellaneous expense	2,350	1,651	—	—
Total expenses	612,013	59,427	681,393	8,742,205
Net waived and reimbursed fees	(89,437)	(22,482)	—	(5,832)
Brokerage commission recapture	—	—	(10,456)	—
Net expenses	522,576	36,945	670,937	8,736,373
Net investment income	666,944	25,200	649,418	18,411,804
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized gain (loss) on:
Investments	(94,214)	79,098	5,086,532	73,248,084
Foreign currency related transactions	(19,954)	—	—	(308,035)
Net realized gain (loss) on investments and foreign currency related transactions	(114,168)	79,098	5,086,532	72,940,049
Net change in unrealized appreciation or depreciation on:
Investments	(9,344,951)	(197,696)	(4,971,113)	3,652,261
Foreign currency related transactions	—	—	—	97,032
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(9,344,951)	(197,696)	(4,971,113)	3,749,293
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	(9,459,119)	(118,598)	115,419	76,689,342
Increase (decrease) in net assets resulting from operations	$(8,792,175)	$(93,398)	$764,837	$95,101,146

* Foreign taxes withheld	$5,955	$202	$21,964	$2,175,668
(1) Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS (UNAUDITED)

	ING			ING T. Rowe Price
	Oppenheimer	ING	ING	Diversified
	Strategic Income Portfolio	PIMCO Total Return Portfolio	Pioneer High Yield Portfolio	Mid Cap Growth Portfolio
	Six Months Ended June 30, 2006	Six Months Ended June 30, 2006	January 3, 2006(2) to June 30, 2006	Six Months Ended June 30, 2006
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$114,850	$—	$54,673	$5,503,718
Interest	12,659,600	7,138,781 (1)	1,403,871	17,111
Securities lending income	108,370	10,168	—	363,622
Total investment income	12,882,820	7,148,949	1,458,544	5,884,451
EXPENSES:
Investment management fees	906,238	775,955	146,918	3,979,787
Distribution and service fees:
Class S	72,059	104,417	10,416	29,263
Class ADV	14,086	62,216	15,946	203,362
Transfer agent fees	—	—	2,184	—
Administrative service fees	72,500	387,977	24,486	124,358
Shareholder reporting expense	—	—	8,950	—
Professional fees	—	—	5,428	—
Custody and accounting expense	—	—	6,093	—
Trustee fees	—	—	1,569	—
Offering expense	—	—	12,299	—
Miscellaneous expense	—	—	2,365	—
Total expenses	1,064,883	1,330,565	236,654	4,336,770
Net waived and reimbursed fees	(12,657)	—	(26,919)	(4,068)
Reimbursement of directed brokerage commissions	—	—	—	(2,341)
Net expenses	1,052,226	1,330,565	209,735	4,330,361
Net investment income	11,830,594	5,818,384	1,248,809	1,554,090
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, FUTURES, OPTIONS AND SWAPS:
Net realized gain (loss) on:
Investments	219,883	(3,485,628)	99,558	62,956,923
Foreign currency related transactions	(2,892,184)	(424,838)	—	(15)
Futures, options and swaps	(928,328)	(822,600)	—	—
Net realized gain (loss) on investments, foreign currency related transactions, futures, options and swaps	(3,600,629)	(4,733,066)	99,558	62,956,908
Net change in unrealized appreciation or depreciation on:
Investments	(6,526,053)	(2,047,324)	(1,260,007)	(42,841,165)
Foreign currency related transactions	(574,527)	(1,013,005)	—	48
Futures, options and swaps	(1,090,732)	(453,036)	—	—
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, options and swaps	(8,191,312)	(3,513,365)	(1,260,007)	(42,841,117)
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, futures, options and swaps	(11,791,941)	(8,246,431)	(1,160,449)	20,115,791
Increase (decrease) in net assets resulting from operations	$38,653	$(2,428,047)	$88,360	$21,669,881

* Foreign taxes withheld	$39,897	$2,513	$170	$12,007
(1) Since portfolio has no equities, foreign taxes withheld were netted against interest income.
(2) Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS (UNAUDITED)

	ING T. Rowe Price Growth Equity Portfolio	ING Templeton Foreign Equity Portfolio	ING UBS U.S. Large Cap Equity Portfolio
	Six Months Ended June 30, 2006	January 3, 2006(1) to June 30, 2006	Six Months Ended June 30, 2006
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$8,433,977	$349,580	$2,375,519
Interest	750,948	50,545	74,959
Securities lending income	347,503	—	8,906
Total investment income	9,532,428	400,125	2,459,384
EXPENSES:
Investment management fees	3,605,006	67,492	1,006,839
Distribution and service fees:
Class S	171,365	8,633	15,617
Class ADV	229,498	—	1,686
Transfer agent fees	—	772	—
Administrative service fees	901,252	8,437	215,752
Shareholder reporting expense	—	8,426	—
Professional fees	—	6,216	—
Custody and accounting expense	—	13,347	—
Trustee fees	—	1,096	—
Offering expense	—	12,299	—
Miscellaneous expense	—	3,361	—
Total expenses	4,907,121	130,079	1,239,894
Net waived and reimbursed fees	—	(38,783)	—
Brokerage commission recapture	(11,918)	—	—
Net expenses	4,895,203	91,296	1,239,894
Net investment income	4,637,225	308,829	1,219,490
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized gain (loss) on:
Investments	31,204,238	5,125	6,117,453
Foreign currency related transactions	(139,279)	(34,963)	—
Net realized gain (loss) on investments and foreign currency related transactions	31,064,959	(29,838)	6,117,453
Net change in unrealized appreciation or depreciation on:
Investments	(28,514,188)	545,056	(3,082,473)
Foreign currency related transactions	6,497	(182)	—
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(28,507,691)	544,874	(3,082,473)
Net realized and unrealized gain on investments and foreign currency related transactions	2,557,268	515,036	3,034,980
Increase in net assets resulting from operations	$7,194,493	$823,865	$4,254,470

* Foreign taxes withheld	$327,582	$32,589	$—
(1) Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS (UNAUDITED)

	ING UBS U.S. Small Cap Growth Portfolio	ING Van Kampen Comstock Portfolio	ING Van Kampen Equity and Income Portfolio
	April 28, 2006(1) to June 30, 2006	Six Months Ended June 30, 2006	Six Months Ended June 30, 2006
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,895	$9,449,655	$8,062,414
Interest	2,191	1,524,440	6,713,664
Securities lending income	—	23,900	—
Total investment income	6,086	10,997,995	14,776,078
EXPENSES:
Investment management fees	9,427	2,316,494	2,609,967
Distribution and service fees:
Class S	52	637,753	96,856
Class ADV	2	73,632	36,544
Transfer agent fees	52	—	—
Administrative service fees	1,047	1,208,183	94,900
Shareholder reporting expense	366	—	—
Professional fees	314	—	—
Custody and accounting expense	262	—	—
Trustee fees	105	—	—
Offering expense	2,507	—	—
Miscellaneous expense	52	—	—
Total expenses	14,186	4,236,062	2,838,267
Net waived and reimbursed fees	(3,652)	(262,362)	—
Net expenses	10,534	3,973,700	2,838,267
Net investment income (loss)	(4,448)	7,024,295	11,937,811
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized gain (loss) on:
Investments	(26,266)	8,668,508	12,248,563
Foreign currency related transactions	—	—	(11,625)
Net realized gain (loss) on investments and foreign currency related transactions	(26,266)	8,668,508	12,236,938
Net change in unrealized appreciation or depreciation on:
Investments	(375,609)	11,630,603	(3,913,539)
Foreign currency related transactions	—	—	130
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(375,609)	11,630,603	(3,913,409)
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	(401,875)	20,299,111	8,323,529
Increase (decrease) in net assets resulting from operations	$(406,323)	$27,323,406	$20,261,340

* Foreign taxes withheld	$—	$83,790	$300,849
(1) Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING American Century Large Company Value Portfolio		ING American Century Select Portfolio
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
FROM OPERATIONS:
Net investment income	$824,861	$847,280	$1,934,195	$1,431,421
Net realized gain (loss) on investments, foreign currency related transactions and futures	1,882,156	6,661,783	(2,072,648)	3,784,351
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	1,399,064	(6,488,782)	(27,972,215)	16,637,682
Net increase (decrease) in net assets resulting from operations	4,106,081	1,020,281	(28,110,668)	21,853,454

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(179,496)	—	—
Class S	—	(521,380)	—	—
Class ADV	—	(68,599)	—	—
Total distributions	—	(769,475)	—	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	40,511,459	48,249,646	19,496,278	284,479,850
Dividends reinvested	—	769,474	—	—
	40,511,459	49,019,120	19,496,278	284,479,850
Cost of shares redeemed	(26,776,481)	(32,619,007)	(71,823,638)	(118,024,396)
Net increase (decrease) in net assets resulting from capital share transactions	13,734,978	16,400,113	(52,327,360)	166,455,454
Net increase (decrease) in net assets	17,841,059	16,650,919	(80,438,028)	188,308,908

NET ASSETS:
Beginning of period	94,557,723	77,906,804	434,379,517	246,070,609
End of period	$112,398,782	$94,557,723	$353,941,489	$434,379,517
Undistributed net investment income at end of period	$1,658,385	$833,524	$6,290,439	$4,356,244

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING American Century Small-Mid Cap Value Portfolio		ING Baron Asset Portfolio
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	January 3, 2006(1) to June 30, 2006
FROM OPERATIONS:
Net investment income (loss)	$281,526	$365,190	$(17,629)
Net realized gain (loss) on investments and foreign currency related transactions	7,573,121	9,320,042	(26,700)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(4,726,910)	(2,786,831)	330,191
Net increase in net assets resulting from operations	3,127,737	6,898,401	285,862

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(193,431)	—
Class S	—	(74,329)	—
Class ADV	—	(9,562)	—
Net realized gains:
Class I	—	(5,000,736)	—
Class S	—	(4,715,809)	—
Class ADV	—	(1,143,069)	—
Total distributions	—	(11,136,936)	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	25,347,220	41,255,914	8,163,624
Dividends reinvested	—	11,136,936	—
	25,347,220	52,392,850	8,163,624
Cost of shares redeemed	(8,504,352)	(19,356,113)	(164,454)
Net increase in net assets resulting from capital share transactions	16,842,868	33,036,737	7,999,170
Net increase in net assets	19,970,605	28,798,202	8,285,032

NET ASSETS:
Beginning of period	100,312,945	71,514,743	—
End of period	$120,283,550	$100,312,945	$8,285,032
Undistributed net investment income (accumulated net investment loss) at end of period	$336,799	$55,273	$(17,629)

(1)  Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Baron Small Cap Growth Portfolio		ING Columbia Small Cap Value II Portfolio
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	April 28, 2006(1) to June 30, 2006
FROM OPERATIONS:
Net investment income (loss)	$(959,541)	$(2,197,546)	$23,345
Net realized gain (loss) on investments	2,226,955	7,571,949	(239,565)
Net change in unrealized appreciation or depreciation on investments	22,846,914	11,255,372	(439,917)
Net increase (decrease) in net assets resulting from operations	24,114,328	16,629,775	(656,137)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	136,426,738	184,661,901	29,403,831
Cost of shares redeemed	(49,262,597)	(41,707,603)	(342,310)
Net increase in net assets resulting from capital share transactions	87,164,141	142,954,298	29,061,521
Net increase in net assets	111,278,469	159,584,073	28,405,384

NET ASSETS:
Beginning of period	320,755,821	161,171,748	—
End of period	$432,034,290	$320,755,821	$28,405,384
Undistributed net investment income (accumulated net investment loss) at end of period	$(921,523)	$38,018	$23,345

(1)  Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Davis Venture Value Portfolio		ING Fundamental Research Portfolio
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
FROM OPERATIONS:
Net investment income	$290,643	$14,983	$279,197	$223,332
Net realized gain on investments, foreign currency related transactions and futures	201,819	12,956,720	1,026,514	4,898,578
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions and futures	1,168,024	(11,075,272)	(3,890,348)	(2,672,283)
Net increase (decrease) in net assets resulting from operations	1,660,486	1,896,431	(2,584,637)	2,449,627

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(7,346)	—	(49,929)
Class S	—	—	—	(339,663)
Class ADV	—	(5,573)	—	(27,298)
Total distributions	—	(12,919)	—	(416,890)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	54,665,405	19,075,747	60,997,457	6,671,750
Proceeds issued in merger	—	—	17,722,782	6,558,722
Dividends reinvested	—	12,919	—	416,890
	54,665,405	19,088,666	78,720,239	13,647,362
Cost of shares redeemed	(9,756,473)	(34,385,548)	(12,837,712)	(21,847,250)
Net increase (decrease) in net assets resulting from capital share transactions	44,908,932	(15,296,882)	65,882,527	(8,199,888)
Net increase (decrease) in net assets	46,569,418	(13,413,370)	63,297,890	(6,167,151)

NET ASSETS:
Beginning of period	56,234,911	69,648,281	41,161,631	47,328,782
End of period	$102,804,329	$56,234,911	$104,459,521	$41,161,631
Undistributed net investment income at end of period	$298,784	$8,141	$499,285	$220,088

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Goldman Sachs® Capital Growth Portfolio		ING Goldman Sachs® Structured Equity Portfolio
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
FROM OPERATIONS:
Net investment income (loss)	$(39,715)	$(209,053)	$215,758	$569,254
Net realized gain on investments and futures	5,789,763	917,207	7,980,217	7,743,960
Net change in unrealized appreciation or depreciation on investments and futures	(5,214,743)	(164,568)	(5,001,930)	(3,001,885)
Net increase in net assets resulting from operations	535,305	543,586	3,194,045	5,311,329

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(9,755)	—	(15)
Class S	—	(226,138)	—	(891,307)
Class ADV	—	—	—	(7,453)
Net realized gains:
Class I	—	—	—	(150)
Class S	—	—	—	(11,280,104)
Class ADV	—	—	—	(75,142)
Total distributions	—	(235,893)	—	(12,254,171)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,436,466	8,276,562	4,364,581	9,121,069
Dividends reinvested	—	235,892	—	12,254,177
	4,436,466	8,512,454	4,364,581	21,375,246
Cost of shares redeemed	(24,969,295)	(41,616,066)	(49,982,728)	(26,870,423)
Net decrease in net assets resulting from capital share transactions	(20,532,829)	(33,103,612)	(45,618,147)	(5,495,177)
Net decrease in net assets	(19,997,524)	(32,795,919)	(42,424,102)	(12,438,019)

NET ASSETS:
Beginning of period	62,435,834	95,231,753	100,674,047	113,112,066
End of period	$42,438,310	$62,435,834	$58,249,945	$100,674,047
Undistributed net investment income (accumulated net investment loss) at end of period	$(36,393)	$3,322	$773,838	$558,080

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING JPMorgan International Portfolio		ING JPMorgan Mid Cap Value Portfolio
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
FROM OPERATIONS:
Net investment income	$9,765,120	$8,873,247	$605,037	$732,876
Net realized gain on investments and foreign currency related transactions	50,872,280	14,924,250	5,990,365	12,106,839
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	27,213,044	59,824,235	4,304,631	(739,943)
Net increase in net assets resulting from operations	87,850,444	83,621,732	10,900,033	12,099,772

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(2,668,525)	—	(401,198)
Class S	—	(2,914,895)	—	(214,725)
Class ADV	—	(13,389)	—	(20,785)
Net realized gains:
Class I	—	—	—	(5,487,183)
Class S	—	—	—	(5,587,089)
Class ADV	—	—	—	(837,030)
Total distributions	—	(5,596,809)	—	(12,548,010)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	670,716,274	460,466,142	25,914,963	76,471,872
Dividends reinvested	—	5,596,809	—	12,548,010
	670,716,274	466,062,951	25,914,963	89,019,882
Cost of shares redeemed	(705,978,644)	(203,247,154)	(14,280,823)	(41,841,366)
Net increase (decrease) in net assets resulting from capital share transactions	(35,262,370)	262,815,797	11,634,140	47,178,516
Net increase in net assets	52,588,074	340,840,720	22,534,173	46,730,278

NET ASSETS:
Beginning of period	919,026,781	578,186,061	171,293,413	124,563,135
End of period	$971,614,855	$919,026,781	$193,827,586	$171,293,413
Undistributed net investment income at end of period	$18,032,121	$8,267,001	$642,059	$37,022

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Legg Mason Partners Aggressive Growth Portfolio		ING Legg Mason Partners Large Cap Growth Portfolio
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
FROM OPERATIONS:
Net investment loss	$(1,181,470)	$(4,071,807)	$(48,417)	$(174,227)
Net realized gain on investments	8,134,957	40,718,226	422,988	740,873
Net change in unrealized appreciation or depreciation on investments	(4,298,583)	52,471,455	(3,815,724)	2,548,360
Net increase (decrease) in net assets resulting from operations	2,654,904	89,117,874	(3,441,153)	3,115,006

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gains:
Class I	—	—	—	(2,054,680)
Class S	—	—	—	(1,369,162)
Class ADV	—	—	—	(2,850,971)
Total distributions	—	—	—	(6,274,813)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	641,852,214	321,714,457	4,288,182	11,904,700
Dividends reinvested	—	—	—	6,274,813
	641,852,214	321,714,457	4,288,182	18,179,513
Cost of shares redeemed	(454,632,105)	(369,126,556)	(10,074,580)	(25,006,303)
Net increase (decrease) in net assets resulting from capital share transactions	187,220,109	(47,412,099)	(5,786,398)	(6,826,790)
Net increase (decrease) in net assets	189,875,013	41,705,775	(9,227,551)	(9,986,597)

NET ASSETS:
Beginning of period	976,661,420	934,955,645	58,126,163	68,112,760
End of period	$1,166,536,433	$976,661,420	$48,898,612	$58,126,163
Accumulated net investment loss at end of period	$(1,181,470)	$—	$(48,417)	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Lord Abbett U.S. Government Securities Portfolio	ING MFS Capital Opportunities Portfolio
	January 3, 2006(1) to June 30, 2006	Six Months Ended June 30, 2006	Year Ended December 31, 2005
FROM OPERATIONS:
Net investment income	$805,784	$277,140	$892,887
Net realized gain (loss) on investments and foreign currency related transactions	(997,040)	11,791,456	21,394,227
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(262,457)	(8,411,516)	(20,168,080)
Net increase (decrease) in net assets resulting from operations	(453,713)	3,657,080	2,119,034

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	—	(1,677,923)
Class S	—	—	(1,735)
Class ADV	—	—	(946)
Total distributions	—	—	(1,680,604)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	71,961,978	1,534,537	5,877,627
Dividends reinvested	—	—	1,680,603
	71,961,978	1,534,537	7,558,230
Cost of shares redeemed	(14,006,911)	(20,426,977)	(50,839,039)
Net increase (decrease) in net assets resulting from capital share transactions	57,955,067	(18,892,440)	(43,280,809)
Net increase (decrease) in net assets	57,501,354	(15,235,360)	(42,842,379)

NET ASSETS:
Beginning of period	—	192,476,573	235,318,952
End of period	$57,501,354	$177,241,213	$192,476,573
Undistributed net investment income at end of period	$805,784	$1,157,810	$880,670

(1)  Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Neuberger Berman Partners Portfolio	ING Neuberger Berman Regency Portfolio
	January 3, 2006(1) to June 30, 2006	January 3, 2006(1) to June 30, 2006
FROM OPERATIONS:
Net investment income	$666,944	$25,200
Net realized gain (loss) on investments and foreign currency related transactions	(114,168)	79,098
Net change in unrealized appreciation or depreciation on investments	(9,344,951)	(197,696)
Net decrease in net assets resulting from operations	(8,792,175)	(93,398)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	322,873,982	9,556,825
Cost of shares redeemed	(106,900,228)	(531,544)
Net increase in net assets resulting from capital share transactions	215,973,754	9,025,281
Net increase in net assets	207,181,579	8,931,883

NET ASSETS:
Beginning of period	—	—
End of period	$207,181,579	$8,931,883
Undistributed net investment income at end of period	$666,944	$25,200

(1)  Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING OpCap Balanced Value Portfolio		ING Oppenheimer Global Portfolio
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
FROM OPERATIONS:
Net investment income	$649,418	$846,520	$18,411,804	$18,731,629
Net realized gain on investments and foreign currency related transactions	5,086,532	7,799,945	72,940,049	38,078,729
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(4,971,113)	(5,196,957)	3,749,293	301,396,130
Net increase in net assets resulting from operations	764,837	3,449,508	95,101,146	358,206,488

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(28,329)	—	(18,570,448)
Class S	—	(520,776)	—	(262,232)
Class ADV	—	(7,580)	—	(274,831)
Net realized gains:
Class I	—	—	—	(38,556,836)
Class S	—	—	—	(623,934)
Class ADV	—	—	—	(1,887,663)
Total distributions	—	(556,685)	—	(60,175,944)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,068,182	13,204,322	99,897,925	1,313,067,141
Dividends reinvested	—	556,685	—	60,175,944
	4,068,182	13,761,007	99,897,925	1,373,243,085
Cost of shares redeemed	(41,188,037)	(56,688,446)	(87,026,811)	(251,779,828)
Net increase (decrease) in net assets resulting from capital share transactions	(37,119,855)	(42,927,439)	12,871,114	1,121,463,257
Net increase (decrease) in net assets	(36,355,018)	(40,034,616)	107,972,260	1,419,493,801

NET ASSETS:
Beginning of period	127,937,014	167,971,630	2,409,542,698	990,048,897
End of period	$91,581,996	$127,937,014	$2,517,514,958	$2,409,542,698
Undistributed net investment income at end of period	$1,493,757	$844,339	$19,978,329	$1,566,525

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Oppenheimer Strategic Income Portfolio		ING PIMCO Total Return Portfolio
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
FROM OPERATIONS:
Net investment income	$11,830,594	$10,527,028	$5,818,384	$6,658,839
Net realized loss on investments, foreign currency related transactions, futures, options and swaps	(3,600,629)	(4,426,128)	(4,733,066)	(1,344,837)
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, options and swaps	(8,191,312)	(432,116)	(3,513,365)	(594,196)
Net increase (decrease) in net assets resulting from operations	38,653	5,668,784	(2,428,047)	4,719,806

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(97,781)	—	(278,056)
Class I	—	(6,830,671)	—	(2,420,204)
Class S	—	(1,224,476)	—	(1,260,749)
Net realized gains:
Class ADV	—	—	—	(236,721)
Class I	—	—	—	(1,621,001)
Class S	—	—	—	(946,778)
Total distributions	—	(8,152,928)	—	(6,763,509)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	25,335,462	257,525,626	71,262,848	156,194,806
Dividends reinvested	—	8,152,928	—	6,763,510
	25,335,462	265,678,554	71,262,848	162,958,316
Cost of shares redeemed	(33,571,163)	(62,468,193)	(16,686,508)	(59,280,406)
Net increase (decrease) in net assets resulting from capital share transactions	(8,235,701)	203,210,361	54,576,340	103,677,910
Net increase (decrease) in net assets	(8,197,048)	200,726,217	52,148,293	101,634,207

NET ASSETS:
Beginning of period	368,500,377	167,774,160	283,407,100	181,772,893
End of period	$360,303,329	$368,500,377	$335,555,393	$283,407,100
Undistributed net investment income (accumulated net investment loss) at end of period	$12,702,105	$(301,523)	$12,351,492	$6,533,108

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Pioneer High Yield Portfolio	ING T. Rowe Price Diversified Mid Cap Growth Portfolio
	January 3, 2006(1) to June 30, 2006	Six Months Ended June 30, 2006	Year Ended December 31, 2005
FROM OPERATIONS:
Net investment income (loss)	$1,248,809	$1,554,090	$(747,595)
Net realized gain on investments and foreign currency related transactions	99,558	62,956,908	21,391,388
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(1,260,007)	(42,841,117)	124,275,272
Net increase in net assets resulting from operations	88,360	21,669,881	144,919,065

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(875,239)	—	—
Class S	(217,379)	—	—
Class ADV	(158,467)	—	—
Net realized gains:
Class I	—	—	(18,009,139)
Class S	—	—	(369,650)
Class ADV	—	—	(1,195,725)
Total distributions	(1,251,085)	—	(19,574,514)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	119,348,162	79,199,867	705,259,094
Dividends reinvested	1,083,490	—	19,574,514
	120,431,652	79,199,867	724,833,608
Cost of shares redeemed	(15,543,742)	(130,496,496)	(211,755,331)
Net increase (decrease) in net assets resulting from capital share transactions	104,887,910	(51,296,629)	513,078,277
Net increase (decrease) in net assets	103,725,185	(29,626,748)	638,422,828

NET ASSETS:
Beginning of period	—	1,222,787,959	584,365,131
End of period	$103,725,185	$1,193,161,211	$1,222,787,959
Undistributed net investment income (accumulated net investment loss) at end of period	$(2,276)	$1,554,090	$—

(1)  Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING T. Rowe Price Growth Equity Portfolio		ING Templeton Foreign Equity Portfolio
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	January 3, 2006(1) to June 30, 2006
FROM OPERATIONS:
Net investment income	$4,637,225	$3,158,210	$308,829
Net realized gain (loss) on investments and foreign currency related transactions	31,064,959	54,315,097	(29,838)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(28,507,691)	8,240,956	544,874
Net increase in net assets resulting from operations	7,194,493	65,714,263	823,865

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(4,157,878)	—
Class S	—	(459,082)	—
Class ADV	—	(86,062)	—
Total distributions	—	(4,703,022)	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	270,397,361	261,255,686	23,931,273
Dividends reinvested	—	4,703,022	—
	270,397,361	265,958,708	23,931,273
Cost of shares redeemed	(194,436,289)	(106,445,922)	(2,828,312)
Net increase in net assets resulting from capital share transactions	75,961,072	159,512,786	21,102,961
Net increase in net assets	83,155,565	220,524,027	21,926,826

NET ASSETS:
Beginning of period	1,148,069,998	927,545,971	—
End of period	$1,231,225,563	$1,148,069,998	$21,926,826
Undistributed net investment income at end of period	$7,437,051	$2,799,826	$308,829

(1)  Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING UBS U.S. Large Cap Equity Portfolio		ING UBS U.S. Small Cap Growth Portfolio
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	April 28, 2006(1) to June 30, 2006
FROM OPERATIONS:
Net investment income (loss)	$1,219,490	$2,427,937	$(4,448)
Net realized gain (loss) on investments	6,117,453	16,383,118	(26,266)
Net change in unrealized appreciation or depreciation on investments	(3,082,473)	5,356,121	(375,609)
Net increase (decrease) in net assets resulting from operations	4,254,470	24,167,176	(406,323)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(2,317,124)	—
Class S	—	(36,503)	—
Class ADV	—	(913)	—
Total distributions	—	(2,354,540)	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	33,348,585	36,702,100	7,688,502
Dividends reinvested	—	2,354,540	—
	33,348,585	39,056,640	7,688,502
Cost of shares redeemed	(30,045,266)	(49,737,719)	(23,530)
Net increase (decrease) in net assets resulting from capital share transactions	3,303,319	(10,681,079)	7,664,972
Net increase in net assets	7,557,789	11,131,557	7,258,649

NET ASSETS:
Beginning of period	280,784,344	269,652,787	—
End of period	$288,342,133	$280,784,344	$7,258,649
Undistributed net investment income (accumulated net investment loss) at end of period	$3,645,433	$2,425,943	$(4,448)

(1)  Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS  (UNAUDITED)

	ING Van Kampen Comstock Portfolio		ING Van Kampen Equity and Income Portfolio
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
FROM OPERATIONS:
Net investment income	$7,024,295	$7,267,851	$11,937,811	$18,761,491
Net realized gain on investments and foreign currency related transactions	8,668,508	41,320,450	12,236,938	28,387,584
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	11,630,603	(22,798,099)	(3,913,409)	39,278,253
Net increase in net assets resulting from operations	27,323,406	25,790,202	20,261,340	86,427,328

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(597,068)	—	(934,945)
Class S	—	(2,370,408)	—	—
Class ADV	—	(58,758)	—	(2,613)
Net realized gains:
Class I	—	(3,495,178)	—	(937,820)
Class S	—	(16,744,159)	—	(29,541)
Class ADV	—	(638,099)	—	(11,548)
Total distributions	—	(23,903,670)	—	(1,916,467)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	382,106,455	315,024,796	67,825,437	572,188,500
Dividends reinvested	—	23,903,670	—	1,916,468
	382,106,455	338,928,466	67,825,437	574,104,968
Cost of shares redeemed	(271,221,195)	(44,956,448)	(46,153,304)	(331,095,654)
Net increase in net assets resulting from capital share transactions	110,885,260	293,972,018	21,672,133	243,009,314
Net increase in net assets	138,208,666	295,858,550	41,933,473	327,520,175

NET ASSETS:
Beginning of period	696,533,195	400,674,645	922,097,043	594,576,868
End of period	$834,741,861	$696,533,195	$964,030,516	$922,097,043
Undistributed net investment income at end of period	$14,290,240	$7,265,945	$30,746,906	$18,809,095

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class I
	Six Months Ended June 30,		Year Ended December 31,				December 10, 2001(1) to December 31,
	2006		2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$14.24		14.22	13.03	9.97	12.90	12.92
Income (loss) from investment operations:
Net investment income	$0.13	*	0.21	0.17	0.06	0.03	0.01
Net realized and unrealized gain (loss) on investments	$0.47		0.00	1.15	3.09	(2.94)	(0.03)
Total from investment operations	$0.60		0.21	1.32	3.15	(2.91)	(0.02)
Less distributions:
Net investment income	$—		(0.19)	(0.13)	(0.09)	(0.01)	—
Net realized gain on investments	$—		—	—	—	(0.01)	—
Total distributions	$—		(0.19)	(0.13)	(0.09)	(0.02)	—
Net asset value, end of period	$14.84		14.24	14.22	13.03	9.97	12.90
Total Return(2)%	4.21		1.51	10.24	31.74	(22.59)	(0.15)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	73,334		39,624	2,956	1,077	35	10
Ratios to average net assets:
Expenses(3)%	1.00		1.00	1.00	1.00	1.00	1.00
Net investment income(3)%	1.72		1.50	1.39	1.20	0.98	0.83
Portfolio turnover rate %	14		105	38	38	47	1

	Class S
	Six Months Ended June 30,		Year Ended December 31,				December 10, 2001(1) to December 31,
	2006		2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$14.20		14.17	12.98	9.94	12.89	12.92
Income (loss) from investment operations:
Net investment income	$0.10	*	0.15	0.15	0.11	0.07	0.00 **
Net realized and change in unrealized gain (loss) on investments	$0.48		0.02	1.14	3.00	(3.01)	(0.03)
Total from investment operations	$0.58		0.17	1.29	3.11	(2.94)	(0.03)
Less distributions:
Net investment income	$—		(0.14)	(0.10)	(0.07)	(0.00)**	—
Net realized gain on investments	$—		—	—	—	(0.01)	—
Total distributions	$—		(0.14)	(0.10)	(0.07)	(0.01)	—
Net asset value, end of period	$14.78		14.20	14.17	12.98	9.94	12.89
Total Return(2)%	4.08		1.26	10.05	31.34	(22.84)	(0.23)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$25,285		43,127	66,267	63,547	46,345	50,415
Ratios to average net assets:
Expenses(3)%	1.25		1.25	1.25	1.25	1.25	1.25
Net investment income(3)%	1.43		1.06	1.05	1.00	0.70	0.58
Portfolio turnover rate %	14		105	38	38	47	1

(1)     Commencement of operations.

(2)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)     Annualized for periods less than one year.

*      Per share numbers have been calculated using the average number of shares outstanding throughout the period.

**   Amount is less than $0.005 or more than $(0.005).

See Notes to Financial Statements.

ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO(UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class ADV
	Six Months Ended June 30,		Year Ended December 31,				December 10, 2001(1) to December 31,
	2006		2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$14.08		14.05	12.89	9.90	12.89	12.92
Income (loss) from investment operations:
Net investment income	$0.09	*	0.12 *	0.10	0.08	0.03	0.00 **
Net realized and unrealized gain (loss) on investments	$0.46		0.03	1.14	2.99	(3.00)	(0.03)
Total from investment operations	$0.55		0.15	1.24	3.07	(2.97)	(0.03)
Less distributions:
Net investment income	$—		(0.12)	(0.08)	(0.08)	(0.01)	—
Net realized gain on investments	$—		—	—	—	(0.01)	—
Total distributions	$—		(0.12)	(0.08)	(0.08)	(0.02)	—
Net asset value, end of period	$14.63		14.08	14.05	12.89	9.90	12.89
Total Return(2)%	3.91		1.09	9.70	31.13	(23.08)	(0.23)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$13,780		11,806	8,684	7,313	5,197	10
Ratios to average net assets:
Expenses(3)%	1.50		1.50	1.50	1.50	1.50	1.50
Net investment income(3)%	1.20		0.87	0.81	0.75	0.99	0.41
Portfolio turnover rate %	14		105	38	38	47	1

(1)     Commencement of operations.

(2)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)     Annualized for periods less than one year.

*      Per share numbers have been calculated using the average number of shares outstanding throughout the period.

**   Amount is less than $0.005.

See Notes to Financial Statements.

ING AMERICAN CENTURY SELECT PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class I
	Six Months Ended June 30,	Year Ended December 31,						December 10, 2001(1) to December 31,
	2006	2005		2004		2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$9.44	9.35		8.90		6.62	9.85	9.92
Income (loss) from investment operations:
Net investment income (loss)	$0.06	0.03		0.00	*	(0.01)	(0.00)*	0.00 *
Net realized and unrealized gain (loss) on investments	$(0.73)	0.06		0.45		2.29	(3.23)	(0.07)
Total from investment operations	$(0.67)	0.09		0.45		2.28	(3.23)	(0.07)
Net asset value, end of period	$8.77	9.44		9.35		8.90	6.62	9.85
Total Return(2)%	(7.10)	0.96	†	5.06		34.44	(32.79)	(0.71)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$334,751	404,822		202,265		721	82	10
Ratios to average net assets:
Expenses(3)%	0.66	0.66		0.90		1.00	1.00	1.00
Net investment income (loss)(3)%	1.00	0.41		0.38		(0.21)	(0.09)	0.50
Portfolio turnover rate %	137	133		506		169	245	6

	Class S
	Six Months Ended June 30,	Year Ended December 31,						December 10, 2001(1) to December 31,
	2006	2005		2004		2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$9.33	9.27		8.85		6.60	9.85	9.92
Income (loss) from investment operations:
Net investment income (loss)	$0.03 **	0.02		(0.00	)*	(0.02)	(0.01)	0.00 *
Net realized and unrealized gain (loss) on investments	$(0.70)	0.04		0.42		2.27	(3.24)	(0.07)
Total from investment operations	$(0.67)	0.06		0.42		2.25	(3.25)	(0.07)
Net asset value, end of period	$8.66	9.33		9.27		8.85	6.60	9.85
Total Return(2)%	(7.18)	0.65	†	4.75		34.29	(33.10)	(0.71)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$5,190	8,168		13,482		2,874	321	10
Ratios to average net assets:
Expenses(3)%	0.91	0.91		1.15		1.25	1.25	1.25
Net investment income (loss)(3)%	0.73	0.11		(0.10)		(0.45)	(0.31)	0.17
Portfolio turnover rate %	137	133		506		169	245	6

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Amount is less than $0.005 or more than $(0.005).

**          Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Notes to Financial Statements.

ING AMERICAN CENTURY SELECT PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,				December 10, 2001(1) to December 31,
	2006	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$9.24	9.20	8.81	6.58	9.85	9.92
Income (loss) from investment operations:
Net investment income (loss)	$0.02 *	(0.01)	(0.08)	(0.05)	(0.05)	(0.00)**
Net realized and unrealized gain (loss) on investments	$(0.70)	0.05	0.47	2.28	(3.22)	(0.07)
Total from investment operations	$(0.68)	0.04	0.39	2.23	(3.27)	(0.07)
Net asset value, end of period	$8.56	9.24	9.20	8.81	6.58	9.85
Total Return(2)%	(7.36)	0.43 †	4.43	33.89	(33.20)	(0.71)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$14,001	21,390	30,324	53,998	45,533	38,319
Ratios to average net assets:
Expenses(3)%	1.16	1.16	1.40	1.50	1.50	1.48
Net investment income (loss)(3)%	0.45	(0.13)	(0.60)	(0.70)	(0.65)	(0.06)
Portfolio turnover rate %	137	133	506	169	245	6

(1)     Commencement of operations.

(2)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)     Annualized for periods less than one year.

*      Per share numbers have been calculated using the average number of shares outstanding throughout the period.

**   Amount is more than $(0.005).

†      In 2005, the Sub-Adviser fully reimbursed the Portfolio for a loss on a transaction not meeting the Portfolio’s investment guidelines, which did not impact total return.

See Notes to Financial Statements.

ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO(UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class I
	Six Months Ended June 30,	Year Ended December 31,			May 1, 2002(1) to December 31,
	2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$11.77	12.24	10.77	8.16	10.00
Income (loss) from investment operations:
Net investment income	$0.03	0.06	0.03	0.02	0.01
Net realized and unrealized gain (loss) on investments	$0.39	0.94	2.28	2.89	(1.84)
Total from investment operations	$0.42	1.00	2.31	2.91	(1.83)
Less distributions:
Net investment income	$—	(0.05)	(0.02)	(0.03)	(0.01)
Net realized gain on investments	$—	(1.42)	(0.82)	(0.27)	—
Total distributions	$—	(1.47)	(0.84)	(0.30)	(0.01)
Net asset value, end of period	$12.19	11.77	12.24	10.77	8.16
Total Return(2)%	3.57	8.17	21.61	35.84	(18.36)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$63,065	46,237	28,433	8,007	669
Ratios to average net assets:
Net expenses after expense reimbursement(3)%	1.25	1.30	1.30	1.32	1.40
Gross expenses prior to expense reimbursement(3)%	1.25	1.30	1.30	1.40	1.40
Net investment income(3)%	0.73	0.61	0.35	0.53	0.48
Portfolio turnover rate %	71	101	107	137	70

	Class S
	Six Months Ended June 30,	Year Ended December 31,				May 1, 2002(1) to December 31,
	2006	2005	2004		2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$11.74	12.22	10.76		8.15	10.00
Income (loss) from investment operations:
Net investment income	$0.02	0.04	0.00	*	0.02	0.00 *
Net realized and unrealized gain (loss) on investments	$0.38	0.92	2.28		2.87	(1.85)
Total from investment operations	$0.40	0.96	2.28		2.89	(1.85)
Less distributions:
Net investment income	$—	(0.02)	(0.00	)*	(0.01)	(0.00)*
Net realized gain on investments	$—	(1.42)	(0.82)		(0.27)	—
Total distributions	$—	(1.44)	(0.82)		(0.28)	(0.00)
Net asset value, end of period	$12.14	11.74	12.22		10.76	8.15
Total Return(2)%	3.41	7.85	21.34		35.49	(18.48)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$44,173	43,053	37,816		12,363	6,324
Ratios to average net assets:
Net expenses after expense reimbursement(3)%	1.50	1.55	1.55		1.57	1.65
Gross expenses prior to expense reimbursement(3)%	1.50	1.55	1.55		1.65	1.65
Net investment income(3)%	0.30	0.35	0.09		0.23	0.09
Portfolio turnover rate %	71	101	107		137	70

(1)     Commencement of operations.

(2)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)     Annualized for periods less than one year.

*      Amount is less than $0.005 or $(0.005).

See Notes to Financial Statements.

ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO(UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,				May 1, 2002(1) to December 31,
	2006	2005	2004	2003		2002
Per Share Operating Performance:
Net asset value, beginning of period	$11.63	12.13	10.71	8.13		10.00
Income (loss) from investment operations:
Net investment income (loss)	$0.01	0.01	(0.02)	0.01		0.00 *
Net realized and unrealized gain (loss) on investments	$0.37	0.92	2.26	2.84		(1.86)
Total from investment operations	$0.38	0.93	2.24	2.85		(1.86)
Less distributions:
Net investment income	$—	(0.01)	—	(0.00	)*	(0.01)
Net realized gain on investments	$—	(1.42)	(0.82)	(0.27)		—
Total distributions	$—	(1.43)	(0.82)	(0.27)		(0.01)
Net asset value, end of period	$12.01	11.63	12.13	10.71		8.13
Total Return(2)%	3.27	7.65	21.03	35.08		(18.62)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$13,046	11,023	5,266	2,843		815
Ratios to average net assets:
Net expenses after expense reimbursement(3)%	1.75	1.80	1.80	1.82		1.90
Gross expenses prior to expense reimbursement(3)%	1.75	1.80	1.80	1.90		1.90
Net investment income(3)%	0.13	0.10	(0.14)	0.00	*	0.06
Portfolio turnover rate %	71	101	107	137		70

(1)     Commencement of operations.

(2)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)     Annualized for periods less than one year.

*      Amount is less than $0.005, $(0.005) or 0.005%.

See Notes to Financial Statements.

ING BARON ASSET PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class I	Class S
	January 3, 2006(1) to June 30, 2006	May 3 2006(1) to June 30, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$10.00	10.73
Income (loss) from investment operations:
Net investment loss	$(0.01)	(0.01)
Net realized and unrealized gain on investments	$0.39	(0.37)
Total from investment operations	$0.38	(0.38)
Net asset value, end of period	$10.38	10.35
Total Return(2)%	3.80	(3.54)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$5,199	3
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.05	1.30
Gross expenses prior to expense reimbursement(3)%	1.60	1.87
Net investment loss(3)(4)%	(0.26)	(0.37)
Portfolio turnover rate %	11	11

		Class ADV
		January 18, 2006(1) to June 30, 2006
Per Share Operating Performance:
Net asset value, beginning of period		$10.04
Income (loss) from investment operations:
Net investment loss		$(0.04)
Net realized and unrealized loss on investments		$0.35
Total from investment operations		$0.31
Net asset value, end of period		$10.35
Total Return(2)	%	3.09

Ratios and Supplemental Data:
Net assets, end of period (000’s)		$3,083
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)	%	1.55
Gross expenses prior to expense reimbursement(3)	%	2.10
Net investment loss(3)(4)	%	(0.74)
Portfolio turnover rate	%	11

(1)     Commencement of operations.

(2)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)     Annualized for periods less than one year.

(4)     The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

See Notes to Financial Statements.

ING BARON SMALL CAP GROWTH PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class I
	Six Months Ended June 30,	Year Ended December 31,				May 1, 2002(1) to December 31,
	2006	2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$16.21	15.06		11.74	8.77	10.00
Income (loss) from investment operations:
Net investment loss	$(0.02)	(0.14	)*	(0.07)	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	$1.27	1.29		3.39	3.02	(1.20)
Total from investment operations	$1.25	1.15		3.32	2.97	(1.23)
Net asset value, end of period	$17.46	16.21		15.06	11.74	8.77
Total Return(2)%	7.71	7.64		28.28	33.87	(12.30)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$124,448	81,664		29,954	10,522	706
Ratios to average net assets:
Net expenses after expense reimbursement and brokerage commission recapture %	1.08	1.20		1.20	1.21	1.25
Net expenses after expense reimbursement and prior to brokerage commission recapture(3)%	1.08	1.20		1.20	1.21	1.25
Gross expenses prior to expense reimbursement and brokerage commission recapture(3)%	1.08	1.25		1.20	1.25	1.25
Net investment loss after expense reimbursement and brokerage commission recapture(3)%	(0.28)	(0.87)		(0.71)	(0.90)	(1.01)
Portfolio turnover rate %	7	11		19	19	12

	Class S
	Six Months Ended June 30,	Year Ended December 31,				May 1, 2002(1) to December 31,
	2006	2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$16.06	14.96		11.69	8.76	10.00
Income (loss) from investment operations:
Net investment loss	$(0.04)	(0.14	)*	(0.09)	(0.07)	(0.06)
Net realized and unrealized gain (loss) on investments	$1.26	1.24		3.36	3.00	(1.18)
Total from investment operations	$1.22	1.10		3.27	2.93	(1.24)
Net asset value, end of period	$17.28	16.06		14.96	11.69	8.76
Total Return(2)%	7.60	7.35		27.97	33.45	(12.40)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$266,912	207,527		114,112	44,200	7,793
Ratios to average net assets:
Net expenses after expense reimbursement and brokerage commission recapture %	1.33	1.45		1.45	1.46	1.50
Net expenses after expense reimbursement and prior to brokerage commission recapture(3)%	1.33	1.45		1.45	1.46	1.50
Gross expenses prior to expense reimbursement and brokerage commission recapture(3)%	1.33	1.50		1.45	1.50	1.50
Net investment loss after expense reimbursement and brokerage commission recapture(3)%	(0.54)	(0.92)		(0.96)	(1.15)	(1.23)
Portfolio turnover rate %	7	11		19	19	12

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
*	Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Notes to Financial Statements.

ING BARON SMALL CAP GROWTH PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,				May 1, 2002(1) to December 31,
	2006	2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$15.90	14.85		11.64	8.74	10.00
Income (loss) from investment operations:
Net investment loss	$(0.06)	(0.19	)*	(0.09)	(0.12)	(0.02)
Net realized and unrealized gain (loss) on investments	$1.26	1.24		3.30	3.02	(1.24)
Total from investment operations	$1.20	1.05		3.21	2.90	(1.26)
Net asset value, end of period	$17.10	15.90		14.85	11.64	8.74
Total Return(2)%	7.55	7.07		27.58	33.18	(12.60)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$40,675	31,565		17,106	3,950	2,131
Ratios to average net assets:
Net expenses after expense reimbursement and brokerage commission recapture %	1.58	1.70		1.70	1.71	1.75
Net expenses after expense reimbursement and prior to brokerage commission recapture(3)%	1.58	1.70		1.70	1.71	1.75
Gross expenses prior to expense reimbursements and brokerage commission recapture(3)%	1.58	1.75		1.70	1.75	1.75
Net investment loss after expense reimbursement and brokerage commission recapture(3)%	(0.79)	(1.23)		(1.22)	(1.42)	(1.56)
Portfolio turnover rate %	7	11		19	19	12

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
*	Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Notes to Financial Statements.

ING COLUMBIA SMALL CAP VALUE II PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

Class I
April 28, 2006(1) to June 30, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income	$0.01
Net realized and unrealized loss on investments	$(0.51)
Total from investment operations	$(0.50)
Net asset value, end of period	$9.50
Total Return(2)%	(5.00)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$11,588
Ratios to average net assets:
Expenses(3)(4)%	1.05
Net investment income(3)(4)%	0.73
Portfolio turnover rate %	47

Class S
May 1, 2006(1) to June 30, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$9.95
Income (loss) from investment operations:
Net investment income	$0.01
Net realized and unrealized loss on investments	$(0.47)
Total from investment operations	$(0.46)
Net asset value, end of period	$9.49
Total Return(2)%	(4.62)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$16,818
Ratios to average net assets:
Expenses(3)(4)%	1.30
Net investment income(3)(4)%	0.76
Portfolio turnover rate %	47

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

See Notes to Financial Statements.

ING DAVIS VENTURE VALUE PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class I
	Six Months Ended June 30,		Year Ended December 31,				December 10, 2001(1) to December 31,
	2006		2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$18.79		18.09	16.64	12.00	16.01	15.86
Income (loss) from investment operations:
Net investment income (loss)	$0.10	*	0.06 *	0.05	(0.03)*	0.10	0.01
Net realized and unrealized gain (loss) on investments	$0.42		0.66	1.40	4.92	(4.01)	0.14
Total from investment operations	$0.52		0.72	1.45	4.89	(3.91)	0.15
Less distributions:
Net investment income	$—		(0.02)	—	(0.25)	(0.01)	—
Net realized gain on investments	$—		—	—	—	(0.09)	—
Total distributions	$—		(0.02)	—	(0.25)	(0.10)	—
Net asset value, end of period	$19.31		18.79	18.09	16.64	12.00	16.01
Total Return(2)%	2.77		4.10	8.71	41.06	(24.42)	0.95

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$13,224		3,108	3,295	2,102	62	10
Ratios to average net assets:
Expenses(3)%	0.90		1.07	1.10	1.10	1.10	1.10
Net investment income (loss)(3)%	1.02		0.33	0.31	(0.21)	2.13	1.00
Portfolio turnover rate %	5		110	33	105	114	4

	Class S
	Six Months Ended June 30,		Year Ended December 31,						December 10, 2001(1) to December 31,
	2006		2005		2004		2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$18.69		17.99		16.59		11.97	16.01	15.86
Income (loss) from investment operations:
Net investment income (loss)	$0.07	*	0.01	*	0.00	**	(0.02)*	0.21	0.01
Net realized and unrealized gain (loss) on investments	$0.42		0.69		1.40		4.86	(4.15)	0.14
Total from investment operations	$0.49		0.70		1.40		4.84	(3.94)	0.15
Less distributions:
Net investment income	$—		—		—		(0.22)	(0.01)	—
Net realized gain on investments	$—		—		—		—	(0.09)	—
Total distributions	$—		—		—		(0.22)	(0.10)	—
Net asset value, end of period	$19.18		18.69		17.99		16.59	11.97	16.01
Total Return(2)%	2.62		3.89		8.44		40.68	(24.62)	0.95

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$78,558		41,822		56,159		56,159	34,833	40,370
Ratios to average net assets:
Expenses(3)%	1.15		1.32		1.35		1.35	1.35	1.35
Net investment income (loss)(3)%	0.77		0.06		0.02		(0.17)	1.48	0.87
Portfolio turnover rate %	5		110		33		105	114	4

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
*	Per share numbers have been calculated using the average number of shares outstanding throughout the period.
**	Amount is less than $0.005.

See Notes to Financial Statements.

ING DAVIS VENTURE VALUE PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,					December 10, 2001(1) to December 31,
	2006	2005		2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$18.46	17.82		16.47	11.94	16.01	15.86
Income (loss) from investment operations:
Net investment income (loss)	$0.05	(0.03	)*	(0.02)	(0.07)*	0.06	0.00	**
Net realized and unrealized gain (loss) on investments	$0.41	0.67		1.37	4.85	(4.03)	0.15
Total from investment operations	$0.46	0.64		1.35	4.78	(3.97)	0.15
Less distributions:
Net investment income	$—	(0.00	)*	—	(0.25)	(0.01)	—
Net realized gain on investments	$—	—		—	—	(0.09)	—
Total distributions	$—	(0.00	)*	—	(0.25)	(0.10)	—
Net asset value, end of period	$18.92	18.46		17.82	16.47	11.94	16.01
Total Return(2)%	2.49	3.62		8.20	40.31	(24.79)	0.95

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$11,023	11,305		10,195	3,299	535	10
Ratios to average net assets:
Expenses(3)%	1.40	1.57		1.60	1.60	1.60	1.60
Net investment income (loss)(3)%	0.50	(0.18)		(0.18)	(0.51)	1.79	0.50
Portfolio turnover rate %	5	110		33	105	114	4

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
*	Per share numbers have been calculated using the average number of shares outstanding throughout the period.
**	Amount is less than $0.005 or more than $(0.005).

See Notes to Financial Statements.

ING FUNDAMENTAL RESEARCH PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class I
	Six Months Ended June 30,		Year Ended December 31,				December 10, 2001(1) to December 31,
	2006		2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$9.10		8.71	7.97	6.30	8.16	8.23
Income (loss) from investment operations:
Net investment income	$0.05	†	0.07 †	0.07	0.04	0.03	0.00 *
Net realized and unrealized gain (loss) on investments	$0.05		0.44	0.73	1.70	(1.89)	(0.07)
Total from investment operations	$0.10		0.51	0.80	1.74	(1.86)	(0.07)
Less distributions:
Net investment income	$—		(0.12)	(0.06)	(0.07)	(0.00)*	—
Net realized gain on investments	$—		—	—	—	(0.00)*	—
Total distributions	$—		(0.12)	(0.06)	(0.07)	(0.00)	—
Net asset value, end of period	$9.20		9.10	8.71	7.97	6.30	8.16
Total Return(2)%	1.10		5.90	10.19	27.74	(22.76)	(0.85)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$59,663		10,591	4,047	650	199	10
Ratios to average net assets:
Net expenses after expense reimbursement(3)%	0.75		0.80	0.80	0.80	0.80	0.70
Gross expenses prior to expense reimbursement(3)%	0.94		0.80	0.80	0.80	0.80	0.80
Net investment income(3)%	1.11		0.78	1.33	1.03	1.08	0.66
Portfolio turnover rate %	97		220	91	35	60	0

	Class S
	Six Months Ended June 30,		Year Ended December 31,				December 10, 2001(1) to December 31,
	2006		2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$9.10		8.70	7.96	6.29	8.16	8.23
Income (loss) from investment operations:
Net investment income	$0.03	†	0.05 †	0.08	0.06	0.05	0.00 *
Net realized and unrealized gain (loss) on investments	$0.05		0.44	0.71	1.66	(1.92)	(0.07)
Total from investment operations	$0.08		0.49	0.79	1.72	(1.87)	(0.07)
Less distributions:
Net investment income	$—		(0.09)	(0.05)	(0.05)	(0.00)*	—
Net realized gain on investments	$—		—	—	—	(0.00)*	—
Total distributions	$—		(0.09)	(0.05)	(0.05)	(0.00)	—
Net asset value, end of period	$9.18		9.10	8.70	7.96	6.29	8.16
Total Return(2)%	0.88		5.71	9.95	27.38	(22.89)	(0.85)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$41,259		26,757	39,657	37,612	32,443	43,927
Ratios to average net assets:
Net expenses after expense reimbursement(3)%	1.00		1.05	1.05	1.05	1.05	1.03
Gross expenses prior to expense reimbursement(3)%	1.05		1.05	1.05	1.05	1.05	1.05
Net investment income(3)%	0.58		0.55	0.93	0.74	0.57	0.44
Portfolio turnover rate %	97		220	91	35	60	0

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
*	Amount is less than $0.01 or $(0.01).
†	Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Notes to Financial Statements.

ING FUNDAMENTAL RESEARCH PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,				December 10, 2001(1) to December 31,
	2006	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$9.02	8.63	7.90	6.28	8.16	8.23
Income (loss) from investment operations:
Net investment income	$0.02	0.03 †	0.05	0.05	0.00 *	0.00 *
Net realized and unrealized gain (loss) on investments	$0.05	0.43	0.71	1.64	(1.88)	(0.07)
Total from investment operations	$0.07	0.46	0.76	1.69	(1.88)	(0.07)
Less distributions:
Net investment income	$—	(0.07)	(0.03)	(0.07)	(0.00)*	—
Net realized gain on investments	$—	—	—	—	(0.00)*	—
Total distributions	$—	(0.07)	(0.03)	(0.07)	(0.00)	—
Net asset value, end of period	$9.09	9.02	8.63	7.90	6.28	8.16
Total Return(2)%	0.78	5.33	9.73	26.99	(23.03)	(0.85)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$3,538	3,813	3,625	4,669	1,036	10
Ratios to average net assets:
Net expenses after expense reimbursement(3)%	1.25	1.30	1.30	1.30	1.30	1.28
Gross expenses prior to expense reimbursement(3)%	1.30	1.30	1.30	1.30	1.30	1.30
Net investment income(3)%	0.27	0.30	0.61	0.50	0.53	0.17
Portfolio turnover rate %	97	220	91	35	60	0

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
*	Amount is less than $0.01 or $(0.01).
†	Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Notes to Financial Statements.

ING GOLDMAN SACHS® CAPITAL GROWTH PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class I
	Six Months Ended June 30,	Year Ended December 31,				December 10, 2001(1) to December 31,
	2006	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$11.49	11.31	10.40	8.40	11.15	11.24
Income (loss) from investment operations:
Net investment income (loss)	$0.01	(0.00)**	0.05	0.02	0.01	0.00 *
Net realized and unrealized gain (loss) on investments	$(0.06)	0.24	0.89	1.98	(2.76)	(0.09)
Total from investment operations	$(0.05)	0.24	0.94	2.00	(2.75)	(0.09)
Less distributions:
Net investment income	$—	(0.06)	(0.03)	—	(0.00)*	—
Total distributions	$—	(0.06)	(0.03)	—	(0.00)	—
Net asset value, end of period	$11.44	11.49	11.31	10.40	8.40	11.15
Total Return(2)%	(0.44)	2.17	9.08	23.81	(24.65)	(0.80)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,872	2,806	1,761	1,210	173	10
Ratios to net assets:
Net expenses after brokerage commission recapture(3)%	0.89	1.05	1.05	1.05	1.05	0.89
Gross expenses prior to brokerage commission recapture(3)%	0.90	1.05	1.05	1.05	1.05	0.90
Net investment income (loss) after brokerage commission recapture(3)	$0.11	(0.01)	0.54	0.30	0.45	0.50
Portfolio turnover rate	$38	34	46	23	32	1

	Class S
	Six Months Ended June 30,	Year Ended December 31,					December 10, 2001(1) to December 31,
	2006	2005	2004		2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$11.44	11.26	10.36		8.38	11.15	11.24
Income (loss) from investment operations:
Net investment income (loss)	$(0.01)	(0.03)**	0.02		0.01	(0.01)	0.00 *
Net realized and unrealized gain (loss) on investments	$(0.05)	0.24	0.88		1.97	(2.76)	(0.09)
Total from investment operations	$(0.06)	0.21	0.90		1.98	(2.77)	(0.09)
Less distributions:
Net investment income	$—	(0.03)	(0.00	)*	—	(0.00)*	—
Total distributions	$—	(0.03)	(0.00)		—	(0.00)	—
Net asset value, end of period	$11.38	11.44	11.26		10.36	8.38	11.15
Total Return(2)%	(0.52)	1.90	8.74		23.63	(24.84)	(0.80)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$36,736	55,785	87,353		90,005	78,023	103,118
Ratios to net assets:
Net expenses after brokerage commission recapture(3)%	1.14	1.30	1.30		1.30	1.30	1.14
Gross expenses prior to brokerage commission recapture(3)%	1.15	1.30	1.30		1.30	1.30	1.15
Net investment income (loss) after brokerage commission recapture(3)%	(0.15)	(0.26)	0.28		0.06	(0.08)	0.07
Portfolio turnover rate %	38	34	46		23	32	1

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
*	Amount is less than $0.005 or more than $(0.005).
**	Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Notes to Financial Statements.

ING GOLDMAN SACHS® CAPITAL GROWTH PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,					December 10, 2001(1) to December 31,
	2006	2005		2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$11.43	11.24		10.36	8.41	11.15	11.24
Income (loss) from investment operations:
Net investment income (loss)	$(0.03)	(0.06	)**	0.01	(0.02)	(0.00)**	(0.00)**
Net realized and unrealized gain (loss) on investments	$(0.05)	0.25		0.87	1.97	(2.74)	(0.09)
Total from investment operations	$(0.08)	0.19		0.88	1.95	(2.74)	(0.09)
Less distributions:
Net investment income	$—	—		—	—	(0.00)**	—
Total distributions	$—	—		—	—	(0.00)**	—
Net asset value, end of period	$11.35	11.43		11.24	10.36	8.41	11.15
Total Return(2)%	(0.70)	1.69		8.49	23.19	(24.56)	(0.80)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,831	3,845		6,117	5,299	4,124	10
Ratios to average net assets:
Net expenses after brokerage commission recapture(3)%	1.39	1.55		1.55	1.55	1.55	1.39
Gross expenses prior to brokerage commission recapture(3)%	1.40	1.55		1.55	1.55	1.55	1.40
Net investment income (loss) after brokerage commission recapture(3)%	(0.40)	(0.51)		0.06	(0.19)	(0.09)	(0.03)
Portfolio turnover rate %	38	34		46	23	32	1

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
*	Per share numbers have been calculated using the average number of shares outstanding throughout the period.
**	Amount is less than $0.005 or more than $(0.005).

See Notes to Financial Statements.

ING GOLDMAN SACHS® STRUCTURED EQUITY PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class S
	Six Months Ended June 30,		Year Ended December 31,		May 1, 2003(1) to December 31,
	2006		2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$12.45		13.38	12.44	10.00
Income from investment operations:
Net investment income	$0.03	*	0.07	0.11	0.04
Net realized and unrealized gain on investments	$0.22		0.53	1.43	2.40
Total from investment operations	$0.25		0.60	1.54	2.44
Less distributions:
Net investment income	$—		(0.11)	(0.04)	—
Net realized gain on investments	$—		(1.42)	(0.56)	—
Total distributions	$—		(1.53)	(0.60)	—
Net asset value, end of period	$12.70		12.45	13.38	12.44
Total Return(2)%	2.01		5.54	13.00	24.40

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$56,852		99,719	113,003	96,497
Ratios to average net assets:
Expenses(3)%	1.15		1.15	1.15	1.15
Net investment income(3)%	0.53		0.54	0.91	0.53
Portfolio turnover rate %	37		108	120	66

	Class ADV
	Six Months Ended June 30,		Year Ended December 31,		May 1, 2003(1) to December 31,
	2006		2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$12.31		13.31	12.42	10.00
Income from investment operations:
Net investment income	$0.02	*	0.04 *	0.08	0.02
Net realized and unrealized gain on investments	$0.21		0.52	1.43	2.40
Total from investment operations	$0.23		0.56	1.51	2.42
Less distributions:
Net investment income	$—		(0.14)	(0.06)	—
Net realized gain on investments	$—		(1.42)	(0.56)	—
Total distributions	$—		(1.56)	(0.62)	—
Net asset value, end of period	$12.54		12.31	13.31	12.42
Total Return(2)%	1.87		5.26	12.76	24.20

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,398		953	108	1
Ratios to average net assets:
Expenses(3)%	1.40		1.40	1.40	1.40
Net investment income(3)%	0.32		0.34	1.14	0.27
Portfolio turnover rate %	37		108	120	66

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
*	Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Notes to Financial Statements.

ING JPMORGAN INTERNATIONAL PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class I
	Six Months Ended June 30,		Year Ended December 31,
	2006		2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$13.43		12.31	10.47	8.16	10.03	18.44
Income (loss) from investment operations:
Net investment income	$0.20	*	0.17 *	0.18	0.14	0.06 *	0.06
Net realized and unrealized gain (loss) on investments	$1.09		1.04	1.79	2.26	(1.88)	(4.64)
Total from investment operations	$1.29		1.21	1.97	2.40	(1.82)	(4.58)
Less distributions:
Net investment income	$—		(0.09)	(0.13)	(0.09)	(0.05)	(0.05)
Net realized gain on investments	$—		—	—	—	—	(3.78)
Total distributions	$—		(0.09)	(0.13)	(0.09)	(0.05)	(3.83)
Net asset value, end of period	$14.72		13.43	12.31	10.47	8.16	10.03
Total Return(1)%	9.61		9.95	18.89	29.45	(18.08)	(26.93)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$850,074		352,116	374,309	338,566	282,054	369,992
Ratios to average net assets:
Expenses(2)%	1.00		1.00	1.00	1.00	1.00	1.01
Net investment income(2)%	2.72		1.38	1.46	1.56	0.65	0.44
Portfolio turnover rate %	12		8	12	23	174	97

	Class S
	Six Months Ended June 30,		Year Ended December 31,				December 10, 2001(3) to December 31,
	2006		2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$13.34		12.24	10.44	8.15	10.04	10.18
Income (loss) from investment operations:
Net investment income (loss)	$0.09	*	0.13 *	0.11	(0.05)	0.02 *	(0.00)**
Net realized and unrealized gain (loss) on investments	$1.18		1.06	1.81	2.43	(1.86)	(0.14)
Total from investment operations	$1.27		1.19	1.92	2.38	(1.84)	(0.14)
Less distributions:
Net investment income	$—		(0.09)	(0.12)	(0.09)	(0.05)	—
Total distributions	$—		(0.09)	(0.12)	(0.09)	(0.05)	—
Net asset value, end of period	$14.61		13.34	12.24	10.44	8.15	10.04
Total Return(1)%	9.52		9.79	18.65	29.38	(18.29)	(1.38)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$116,512		563,406	201,653	8,034	18	10
Ratios to average net assets:
Expenses(2)%	1.25		1.25	1.25	1.25	1.25	1.25
Net investment income (loss)(2)%	1.30		1.03	0.85	(0.21)	0.24	(0.34)
Portfolio turnover rate %	12		8	12	23	174	97

(1)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)	Commencement of operations.
*	Per share numbers have been calculated using the average number of shares outstanding throughout the period.
**	Amount is more than $(0.005).

See Notes to Financial Statements.

ING JPMORGAN INTERNATIONAL PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class ADV
	Six Months Ended June 30,		Year Ended December 31,				December 10, 2001(1) to December 31,
	2006		2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$13.26		12.18	10.40	8.13	10.03	10.18
Income (loss) from investment operations:
Net investment income (loss)	$0.13	*	0.10 *	0.08	0.05	(0.04)*	(0.00)**
Net realized and unrealized gain (loss) on investments	$1.11		1.04	1.81	2.30	(1.81)	(0.15)
Total from investment operations	$1.24		1.14	1.89	2.35	(1.85)	(0.15)
Less distributions:
Net investment income	$—		(0.06)	(0.11)	(0.08)	(0.05)	—
Total distributions	$—		(0.06)	(0.11)	(0.08)	(0.05)	—
Net asset value, end of period	$14.50		13.26	12.18	10.40	8.13	10.03
Total Return(2)%	9.35		9.42	18.34	28.98	(18.48)	(1.47)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$5,029		3,505	2,224	1,184	485	10
Ratios to average net assets:
Expenses(3)%	1.50		1.50	1.50	1.50	1.50	1.50
Net investment income (loss)(3)%	1.83		0.84	0.85	0.86	(0.45)	(0.67)
Portfolio turnover rate %	12		8	12	23	174	97

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
*	Per share numbers have been calculated using the average number of shares outstanding throughout the period.
**	Amount is more than $(0.005).

See Notes to Financial Statements.

ING JPMORGAN MID CAP VALUE PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class I
	Six Months Ended June 30,	Year Ended December 31,			May 1, 2002(1) to December 31,
	2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$14.02	13.93	11.91	9.24	10.00
Income (loss) from investment operations:
Net investment income	$0.05	0.08	0.04	0.05	0.02
Net realized and unrealized gain (loss) on investments	$0.83	1.14	2.44	2.75	(0.75)
Total from investment operations	$0.88	1.22	2.48	2.80	(0.73)
Less distributions:
Net investment income	$—	(0.08)	(0.04)	(0.05)	(0.03)
Net realized gain on investments	$—	(1.05)	(0.42)	(0.08)
Total distributions	$—	(1.13)	(0.46)	(0.13)	(0.03)
Net asset value, end of period	$14.90	14.02	13.93	11.91	9.24
Total Return(2)%	6.28	8.71	20.88	30.31	(7.30)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$96,603	80,426	55,163	16,662	957
Ratios to average net assets:
Expenses(3)%	1.07	1.10	1.10	1.10	1.10
Net investment income(3)%	0.80	0.67	0.49	1.04	0.85
Portfolio turnover rate %	20	52	45	44	31

	Class S
	Six Months Ended June 30,	Year Ended December 31,			May 1, 2002(1) to December 31,
	2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$13.98	13.89	11.89	9.23	10.00
Income (loss) from investment operations:
Net investment income	$0.04	0.05	0.02	0.04	0.02
Net realized and unrealized gain (loss) on investments	$0.82	1.13	2.42	2.73	(0.77)
Total from investment operations	$0.86	1.18	2.44	2.77	(0.75)
Less distributions:
Net investment income	$—	(0.04)	(0.02)	(0.03)	(0.02)
Net realized gain on investments	$—	(1.05)	(0.42)	(0.08)	—
Total distributions	$—	(1.09)	(0.44)	(0.11)	(0.02)
Net asset value, end of period	$14.84	13.98	13.89	11.89	9.23
Total Return(2)%	6.15	8.49	20.59	30.05	(7.53)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$81,006	78,459	64,420	16,372	6,027
Ratios to average net assets:
Expenses(3)%	1.32	1.35	1.35	1.35	1.35
Net investment income(3)%	0.55	0.39	0.26	0.61	0.35
Portfolio turnover rate %	20	52	45	44	31

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

See Notes to Financial Statements.

ING JPMORGAN MID CAP VALUE PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,			May 1, 2002(1) to December 31,
	2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$13.89	13.84	11.86	9.22	10.00
Income (loss) from investment operations:
Net investment income (loss)	$0.02	0.02	(0.00)*	0.03	0.01
Net realized and unrealized gain (loss) on investments	$0.82	1.11	2.40	2.70	(0.77)
Total from investment operations	$0.84	1.13	2.40	2.73	(0.76)
Less distributions:
Net investment income	$—	(0.03)	—	(0.01)	(0.02)
Net realized gain on investments	$—	(1.05)	(0.42)	(0.08)	—
Total distributions	$—	(1.08)	(0.42)	(0.09)	(0.02)
Net asset value, end of period	$14.73	13.89	13.84	11.86	9.22
Total Return(2)%	6.05	8.11	20.31	29.68	(7.64)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$16,218	12,408	4,980	1,354	331
Ratios to average net assets:
Expenses(3)%	1.57	1.60	1.60	1.60	1.60
Net investment income (loss)(3)%	0.33	0.20	(0.02)	0.36	0.26
Portfolio turnover rate %	20	52	45	44	31

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
*	Amount is less than $0.005 or more than $(0.005).

See Notes to Financial Statements.

ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class I
	Six Months Ended June 30,	Year Ended December 31,
	2006	2005	2004	2003		2002	2001
Per Share Operating Performance:
Net asset value, beginning of year	$44.52	39.95	36.41	26.35		40.73	58.36
Income (loss) from investment operations:
Net investment income (loss)	$(0.02)*	(0.15)	0.03	(0.14	)*	(0.11)	(0.22)
Net realized and unrealized gain (loss) on investments	$0.42	4.72	3.51	10.20		(14.27)	(14.22)
Total from investment operations	$0.40	4.57	3.54	10.06		(14.38)	(14.44)
Less distributions:
Net realized gain on investments	$—	—	—	—		—	(3.19)
Total distributions	$—	—	—	—		—	(3.19)
Net asset value, end of year	$44.92	44.52	39.95	36.41		26.35	40.73
Total Return(1)%	0.90	11.44 †	9.72	38.18		(35.31)	(25.21)

Ratios and Supplemental Data:
Net assets, end of year (000’s)	$975,522	531,343	575,903	610,593		452,465	805,194
Ratios to average net assets:
Expenses(2)%	0.80	0.81	0.82	0.83		0.82	0.81
Net investment income (loss)(2)%	(0.08)	(0.33)	0.06	(0.46)		(0.31)	(0.48)
Portfolio turnover rate %	5	10	3	0		174	160

	Class S
	Six Months Ended June 30,	Year Ended December 31,					December 10, 2001(3) to December 31,
	2006	2005	2004	2003		2002	2001

Per Share Operating Performance:
Net asset value, beginning of period	$44.08	39.65	36.23	26.28		40.72	41.09
Income (loss) from investment operations:
Net investment loss	$(0.10)*	(0.23)	(0.01)	(0.28	)*	(0.18)	(0.01)
Net realized and unrealized gain (loss) on investments	$0.43	4.66	3.43	10.23		(14.26)	(0.36)
Total from investment operations	$0.33	4.43	3.42	9.95		(14.44)	(0.37)
Net asset value, end of period	$44.41	44.08	39.65	36.23		26.28	40.72
Total Return(1)%	0.75	11.17 †	9.44	37.86		(35.46)	(0.90)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$179,290	437,476	355,857	13,970		7	10
Ratios to average net assets:
Expenses(2)%	1.05	1.06	1.07	1.12		1.07	1.04
Net investment loss(2)%	(0.42)	(0.58)	(0.04)	(0.82)		(0.57)	(0.50)
Portfolio turnover rate %	5	10	3	0		174	160

(1)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)	Commencement of operations.
*	Per share numbers have been calculated using the average number of shares outstanding throughout the period.
†	In 2005, there was no impact on total return from the gain realized on the disposal of investments made in violation of the Portfolio’s investment restrictions.

See Notes to Financial Statements.

ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,						December 10, 2001(1) to December 31,
	2006	2005		2004	2003		2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$43.64	39.35		36.04	26.22		40.71	41.09
Income (loss) from investment operations:
Net investment loss	$(0.13)	(0.33	)*	(0.12)	(0.28	)*	(0.25)	(0.02)
Net realized and unrealized gain (loss) on investments	$0.41	4.62		3.43	10.10		(14.24)	(0.36)
Total from investment operations	$0.28	4.29		3.31	9.82		(14.49)	(0.38)
Net asset value, end of period	$43.92	43.64		39.35	36.04		26.22	40.71
Total Return(2)%	0.64	10.90	†	9.18	37.45		(35.59)	(0.92)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$11,725	7,843		3,196	1,014		489	10
Ratios to average net assets:
Expenses(3)%	1.30	1.31		1.32	1.33		1.32	1.29
Net investment loss(3)%	(0.62)	(0.82)		(0.45)	(0.88)		(0.76)	(0.66)
Portfolio turnover rate %	5	10		3	0		174	160

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
*	Per share numbers have been calculated using the average number of shares outstanding throughout the period.
†	In 2005, there was no impact on total return from the gain realized on the disposal of investments made in violation of the Portfolio’s investment restrictions.

See Notes to Financial Statements.

ING LEGG MASON PARTNERS LARGE CAP GROWTH PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class I
	Six Months Ended June 30,	Year Ended December 31,		May 1, 2003(1) to December 31,
	2006	2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$11.66	12.28	12.13	10.00
Income (loss) from investment operations:
Net investment income (loss)	$0.00 *	0.00 *	0.00 *	(0.02)
Net realized and unrealized gain (loss) on investments	$(0.76)	0.53	0.71	2.15
Total from investment operations	$(0.76)	0.53	0.71	2.13
Less distributions:
Net realized gain on investments	$—	(1.15)	(0.56)	—
Total distributions	$—	(1.15)	(0.56)	—
Net asset value, end of period	$10.90	11.66	12.28	12.13
Total Return(2)%	(6.52)	5.24	6.69	21.30

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$17,529	18,673	18,587	1
Ratios to average net assets:
Expenses(3)%	0.84	0.84	0.89	0.90
Net investment income (loss)(3)%	0.08	0.01	0.04	(0.26)
Portfolio turnover rate %	10	27	291	116

	Class S
	Six Months Ended June 30,	Year Ended December 31,		May 1, 2003(1) to December 31,
	2006	2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$11.57	12.22	12.11	10.00
Income (loss) from investment operations:
Net investment loss	$(0.01)	(0.03)	(0.00)*	(0.04)
Net realized and unrealized gain (loss) on investments	$(0.77)	0.53	0.67	2.15
Total from investment operations	$(0.78)	0.50	0.67	2.11
Less distributions:
Net realized gain on investments	$—	(1.15)	(0.56)	—
Total distributions	$—	(1.15)	(0.56)	—
Net asset value, end of period	$10.79	11.57	12.22	12.11
Total Return(2)%	(6.74)	5.02	6.45	21.00

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$11,575	14,287	16,118	1
Ratios to average net assets:
Expenses(3)%	1.09	1.09	1.14	1.15
Net investment loss(3)%	(0.17)	(0.23)	(0.21)	(0.53)
Portfolio turnover rate %	10	27	291	116

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
*	Amount is less than $0.005 or more than $(0.005).

See Notes to Financial Statements.

ING LEGG MASON PARTNERS LARGE CAP GROWTH PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,		May 1, 2003(1) to December 31,
	2006	2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$11.49	12.18	12.09	10.00
Income (loss) from investment operations:
Net investment loss	$(0.02)	(0.06)	(0.08)	(0.06)
Net realized and unrealized gain (loss) on investments	$(0.76)	0.52	0.73	2.15
Total from investment operations	$(0.78)	0.46	0.65	2.09
Less distributions:
Net realized gain on investments	$—	(1.15)	(0.56)	—
Total distributions	$—	(1.15)	(0.56)	—
Net asset value, end of period	$10.71	11.49	12.18	12.09
Total Return(2)%	(6.79)	4.69	6.21	20.90

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$19,795	25,166	33,408	42,935
Ratios to average net assets:
Expenses(3)%	1.34	1.34	1.39	1.40
Net investment loss(3)%	(0.42)	(0.49)	(0.57)	(0.78)
Portfolio turnover rate %	10	27	291	116

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

See Notes to Financial Statements.

ING LORD ABBETT U.S. GOVERNMENT SECURITIES PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

Class I
January 3, 2006(1) to June 30, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income	$0.22 **
Net realized and unrealized loss on investments	$(0.32)
Total from investment operations	$(0.10)
Less distributions:
Net asset value, end of period	$9.90
Total Return(2)%	(1.00)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$41,576
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	0.72
Gross expenses prior to expense reimbursement(3)%	0.78
Net investment income(3)(4)%	4.46
Portfolio turnover rate %	435

Class S
January 18, 2006(1) to June 30, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$10.05
Income (loss) from investment operations:
Net investment income	$0.18 **
Net realized and unrealized loss on investments	$(0.35)
Total from investment operations	$(0.17)
Less distributions:
Net asset value, end of period	$9.88
Total Return(2)%	(1.69)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$15,925
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	0.97
Gross expenses prior to expense reimbursement(3)%	1.03
Net investment income(3)(4)%	4.13
Portfolio turnover rate %	435

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*	Per share numbers calculated using average shares outstanding throughout the period.

See Notes to Financial Statements.

ING MFS CAPITAL OPPORTUNITIES PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class I
	Six Months Ended June 30,		Year Ended December 31,
	2006		2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$27.40		27.20	24.21	18.94	27.12	44.41
Income (loss) from investment operations:
Net investment income (loss)	$0.04	*	0.11 *	0.24 *	0.10 *	0.04 *	(0.03)
Net realized and unrealized gain (loss) on investments	$0.45		0.31	2.86	5.21	(8.22)	(10.25)
Total from investment operations	$0.49		0.42	3.10	5.31	(8.18)	(10.28)
Less distributions:
Net investment income	$—		(0.22)	(0.11)	(0.04)	—	—
Net realized gain on investments	$—		—	—	—	—	(7.01)
Total distributions	$—		(0.22)	(0.11)	(0.04)	—	(7.01)
Net asset value, end of period	$27.89		27.40	27.20	24.21	18.94	27.12
Total Return(2)%	1.79		1.56	12.88	28.07	(30.16)	(24.75)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$176,638		191,985	234,606	247,542	212,841	351,204
Ratios to average net assets:
Net expenses after expense reimbursement and brokerage commission recapture %	0.90		0.90	0.90	0.90	0.90	0.90
Net expenses after expense reimbursement and prior to brokerage commission recapture(3)%	0.90		0.90	0.90	0.90	0.90	0.90
Gross expenses prior to expense reimbursement and brokerage commission recapture(3)%	0.90		0.90	0.90	0.90	0.90	0.90
Net investment income (loss) after expense reimbursement and brokerage commission recapture(3)%	0.30		0.43	0.85	0.47	0.19	(0.09)
Portfolio turnover rate %	56		95	74	65	151	106

(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
*	Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Notes to Financial Statements.

ING MFS CAPITAL OPPORTUNITIES PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class S
	Six Months Ended June 30,		Year Ended December 31,				December 10, 2001(1) to December 31,
	2006		2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$27.24		27.04	24.09	18.89	27.11	27.21
Income (loss) from investment operations:
Net investment income (loss)	$0.01	*	0.05 *	0.16 *	0.05 *	0.02 *	(0.00)**
Net realized and unrealized gain (loss) on investments	$0.45		0.28	2.87	5.19	(8.24)	(0.10)
Total from investment operations	$0.46		0.33	3.03	5.24	(8.22)	(0.10)
Less distributions:
Net investment income	$—		(0.13)	(0.08)	(0.04)	—	—
Total distributions	$—		(0.13)	(0.08)	(0.04)	—	—
Net asset value, end of period	$27.70		27.24	27.04	24.09	18.89	27.11
Total Return(2)%	1.69		1.25	12.63	27.74	(30.35)	(0.37)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$325		277	445	391	80	10
Ratios to average net assets:
Net expenses after expense reimbursement and brokerage commission recapture %	1.15		1.15	1.15	1.15	1.15	1.15
Net expenses after expense reimbursement and prior to brokerage commission recapture(3)%	1.15		1.15	1.15	1.15	1.15	1.15
Gross expenses prior to expense reimbursement and prior to brokerage commission recapture(3)%	1.15		1.15	1.15	1.15	1.15	1.15
Net investment income (loss) after expense reimbursement and brokerage commission recapture(3)%	0.06		0.18	0.62	0.21	0.08	(0.03)
Portfolio turnover rate %	56		95	74	65	151	106

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
*	Per share numbers have been calculated using the average number of shares outstanding throughout the period.
**	Amount is more than $(0.005).

See Notes to Financial Statements.

ING MFS CAPITAL OPPORTUNITIES PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,				December 10, 2001(1) to December 31,
	2006	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$27.03	26.86	23.98	18.84	27.11	27.21
Income (loss) from investment operations:
Net investment income (loss)	$(0.03)*	(0.02)*	0.03 *	(0.01)*	(0.01)*	(0.01)
Net realized and unrealized gain (loss) on investments	$0.45	0.29	2.92	5.17	(8.26)	(0.09)
Total from investment operations	$0.42	0.27	2.95	5.16	(8.27)	(0.10)
Less distributions:
Net investment income	$—	(0.10)	(0.07)	(0.02)	—	—
Total distributions	$—	(0.10)	(0.07)	(0.02)	—	—
Net asset value, end of period	$27.45	27.03	26.86	23.98	18.84	27.11
Total Return(2)%	1.55	1.03	12.36	27.39	(30.51)	(0.37)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$278	214	267	159	54	10
Ratios to average net assets:
Net expenses after expense reimbursement and brokerage commission recapture %	1.40	1.40	1.40	1.40	1.40	1.40
Net expenses after expense reimbursement and prior to brokerage commission recapture(3)%	1.40	1.40	1.40	1.40	1.40	1.40
Gross expenses prior to expense reimbursement and prior to brokerage commission recapture(3)%	1.40	1.40	1.40	1.40	1.40	1.40
Net investment income (loss) after expense reimbursement and brokerage commission recapture(3)%	(0.20)	(0.08)	0.27	(0.04)	(0.06)	(0.33)
Portfolio turnover rate %	56	95	74	65	151	106

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
*	Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Notes to Financial Statements.

ING NEUBERGER BERMAN PARTNERS PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

Class I
January 19, 2006(1) to June 30, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$10.20
Income (loss) from investment operations:
Net investment income	$0.06 *
Net realized and unrealized loss on investments	$(0.50)
Total from investment operations	$(0.44)
Net asset value, end of period	$9.76
Total Return(2)%	(4.31)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$203,485
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	0.67
Gross expenses prior to expense reimbursement(3)%	0.80
Net investment income after expense reimbursement(3)(4)%	1.33
Portfolio turnover rate %	14

Class S
January 3, 2006(1) to June 30, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income	$0.02 *
Net realized and unrealized loss on investments	$(0.27)
Total from investment operations	$(0.25)
Net asset value, end of period	$9.75
Total Return(2)%	(2.50)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$3,697
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	0.92
Gross expenses prior to expense reimbursement(3)%	1.05
Net investment income after expense reimbursement(3)(4)%	0.50
Portfolio turnover rate %	14

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*	Per share numbers calculated using average number of shares outstanding throughout the period.

See Notes to Financial Statements.

ING NEUBERGER BERMAN REGENCY PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

Class I
January 3, 2006(1) to June 30, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income	$0.04
Net realized and unrealized loss on investments	$(0.15)
Total from investment operations	$(0.11)
Net asset value, end of period	$9.89
Total Return(2)%	(1.10)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$4,973
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	0.88
Gross expenses prior to expense reimbursement(3)%	1.48
Net investment income after expense reimbursement(3)(4)%	0.73
Portfolio turnover rate %	22

Class S
January 12, 2006(1) to June 30, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$10.14
Income (loss) from investment operations:
Net investment income	$0.02
Net realized and unrealized loss on investments	$(0.28)
Total from investment operations	$(0.26)
Net asset value, end of period	$9.88
Total Return(2)%	(2.56)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$3,959
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.13
Gross expenses prior to expense reimbursement(3)%	1.73
Net investment income after expense reimbursement(3)(4)%	0.55
Portfolio turnover rate %	22

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

See Notes to Financial Statements.

ING OPCAP BALANCED VALUE PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class I
	Six Months Ended June 30,	Year Ended December 31,				December 10, 2001(1) to December 31,
	2006	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$13.78	13.47	12.32	9.66	12.40	12.55
Income (loss) from investment operations:
Net investment income	$0.09	0.11	0.14	0.10	0.07	0.00 *
Net realized and unrealized gain (loss) on investments	$(0.06)	0.29	1.15	2.84	(2.68)	(0.15)
Total from investment operations	$0.03	0.40	1.29	2.94	(2.61)	(0.15)
Less distributions:
Net investment income	$—	(0.09)	(0.14)	(0.28)	(0.01)	—
Net realized gain on investments	$—	—	—	—	(0.12)	—
Total distributions	$—	(0.09)	(0.14)	(0.28)	(0.13)	—
Net asset value, end of period	$13.81	13.78	13.47	12.32	9.66	12.40
Total Return(2)%	0.22	2.98	10.58	30.72	(21.06)	(1.20)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$4,593	4,204	4,046	1,064	196	10
Ratios to average net assets:
Net expenses after brokerage commission recapture(3)%	0.98	1.00	1.00	1.00	1.00	0.98
Gross expenses prior to brokerage commission recapture(3)%	1.00	1.00	1.00	1.00	1.00	1.00
Net investment income after brokerage commission recapture(3)%	1.53	0.82	0.59	1.12	2.11	0.67
Portfolio turnover rate %	30	80	110	125	133	8

	Class S
	Six Months Ended June 30,	Year Ended December 31,				December 10, 2001(1) to December 31,
	2006	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$13.75	13.43	12.29	9.64	12.40	12.55
Income (loss) from investment operations:
Net investment income	$0.08 **	0.08	0.04	0.11	0.23	0.00 *
Net realized and unrealized gain (loss) on investments	$(0.07)	0.29	1.22	2.79	(2.86)	(0.15)
Total from investment operations	$0.01	0.37	1.26	2.90	(2.63)	(0.15)
Less distributions:
Net investment income	$—	(0.05)	(0.12)	(0.25)	(0.01)	—
Net realized gain on investments	$—	—	—	—	(0.12)	—
Total distributions	$—	(0.05)	(0.12)	(0.25)	(0.13)	—
Net asset value, end of period	$13.76	13.75	13.43	12.29	9.64	12.40
Total Return(2)%	0.07	2.70	10.32	30.32	(21.23)	(1.20)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$83,612	120,274	160,159	140,554	102,619	143,306
Ratios to average net assets:
Net expenses after brokerage commission
recapture(3)%	1.23	1.25	1.25	1.25	1.25	1.23
Gross expenses prior to brokerage commission recapture(3)%	1.25	1.25	1.25	1.25	1.25	1.25
Net investment income after brokerage commission recapture(3)%	1.18	0.58	0.35	1.00	1.85	0.52
Portfolio turnover rate %	30	80	110	125	133	8

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Amount is less than $0.005.

**          Per share numbers calculated using average number of shares outstanding throughout the period.

See Notes to Financial Statements.

ING OPCAP BALANCED VALUE PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,				December 10, 2001(1) to December 31,
	2006	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$13.62	13.32	12.21	9.61	12.40	12.55
Income (loss) from investment operations:
Net investment income	$0.07	0.04	0.04	0.09	0.05	0.00 *
Net realized and unrealized gain (loss) on investments	$(0.07)	0.29	1.17	2.77	(2.71)	(0.15)
Total from investment operations	$—	0.33	1.21	2.86	(2.66)	(0.15)
Less distributions:
Net investment income	$—	(0.03)	(0.10)	(0.26)	(0.01)	—
Net realized gain on investments	$—	—	—	—	(0.12)	—
Total distributions	$—	(0.03)	(0.10)	(0.26)	(0.13)	—
Net asset value, end of period	$13.62	13.62	13.32	12.21	9.61	12.40
Total Return(2)%	—	2.46	10.00	30.08	(21.46)	(1.20)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$3,376	3,458	3,767	2,665	1,756	10
Ratios to average net assets:
Net expenses after brokerage commission recapture(3)%	1.48	1.50	1.50	1.50	1.50	1.48
Gross expenses prior to brokerage commission recapture(3)%	1.50	1.50	1.50	1.50	1.50	1.50
Net investment income after brokerage commission recapture(3)%	1.00	0.32	0.10	0.74	1.40	0.21
Portfolio turnover rate %	30	80	110	125	133	8

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Amount is less than $0.005.

See Notes to Financial Statements.

ING OPPENHEIMER GLOBAL PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class I
	Six Months Ended June 30,	Year Ended December 31,				May 1, 2002(1) to December 31,
	2006	2005	2004	2003		2002
Per Share Operating Performance:
Net asset value, beginning of period	$14.17	12.80	11.23	8.40		10.00
Income (loss) from investment operations:
Net investment income	$0.11	0.14 *	0.01	0.00	**	0.02
Net realized and unrealized gain (loss) on investments	$0.46	1.60	1.69	2.83		(1.62)
Total from investment operations	$0.57	1.74	1.70	2.83		(1.60)
Less distributions:
Net investment income	$—	(0.12)	(0.01)	(0.00	)**	—
Net realized gain on investments	$—	(0.25)	(0.12)	—		—
Total distributions	$—	(0.37)	(0.13)	(0.00)		—
Net asset value, end of period	$14.74	14.17	12.80	11.23		8.40
Total Return(2)%	4.02	13.57	15.28	33.73		(16.00)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,310,151	2,262,201	843,253	426		89
Ratios to average net assets:
Expenses(3)%	0.66	0.66	0.77	1.20		1.20
Net investment income(3)%	1.48	1.05	1.11	0.22		0.33
Portfolio turnover rate %	15	53	390	157		87

	Class S
	Six Months Ended June 30,	Year Ended December 31,			May 1, 2002(1) to December 31,
	2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$13.90	12.58	11.06	8.39	10.00
Income (loss) from investment operations:
Net investment income	$0.10 *	0.09 †	0.02	0.02	0.00 **
Net realized and unrealized gain (loss) on investments	$0.44	1.58	1.62	2.65	(1.61)
Total from investment operations	$0.54	1.67	1.64	2.67	(1.61)
Less distributions:
Net investment income	$—	(0.10)	(0.00)**	—	—
Net realized gain on investments	$—	(0.25)	(0.12)	—	—
Total distributions	$—	(0.35)	(0.12)	—	—
Net asset value, end of period	$14.44	13.90	12.58	11.06	8.39
Total Return(2)%	3.88	13.27	15.01	31.82	(16.10)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$88,898	40,831	19,143	14,291	8,516
Ratios to average net assets:
Expenses(3)%	0.91	0.91	1.02	1.45	1.45
Net investment income(3)%	1.41	0.71	0.19	0.19	0.07
Portfolio turnover rate %	15	53	390	157	87

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Per share numbers have been calculated using the average number of shares outstanding throughout the period.

**          Amount is less than $0.005 or more than $(0.005).

See Notes to Financial Statements.

ING OPPENHEIMER GLOBAL PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,				May 1, 2002(1) to December 31,
	2006	2005	2004	2003		2002
Per Share Operating Performance:
Net asset value, beginning of period	$13.85	12.50	11.02	8.38		10.00
Income (loss) from investment operations:
Net investment income (loss)	$0.07	0.07 *	0.03	0.00	**	(0.01)
Net realized and unrealized gain (loss) on investments	$0.45	1.56	1.57	2.64		(1.61)
Total from investment operations	$0.52	1.63	1.60	2.64		(1.62)
Less distributions:
Net investment income	$—	(0.04)	(0.00)**	—		—
Net realized gain on investments	$—	(0.24)	(0.12)	—		—
Total distributions	$—	(0.28)	(0.12)	—		—
Net asset value, end of period	$14.37	13.85	12.50	11.02		8.38
Total Return(2)%	3.75	13.07	14.71	31.50		(16.20)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$118,466	106,510	127,653	856		665
Ratios to net assets:
Net expenses after expense reimbursement(3)%	1.15	1.15	1.27	1.70		1.70
Gross expenses prior to expense reimbursement(3)%	1.16	1.16	1.28	1.70		1.70
Net investment income (loss) after expense reimbursement(3)%	1.00	0.60	0.55	0.01		(0.43)
Portfolio turnover rate %	15	53	390	157		87

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Per share numbers have been calculated using the average number of shares outstanding throughout the period.

**          Amount is less than $0.005 or more than $(0.005).

See Notes to Financial Statements.

ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class I
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	November 8, 2004(1) to December 31, 2004
Per Share Operating Performance:
Net asset value, beginning of period	$10.00	10.12	10.00
Income (loss) from investment operations:
Net investment income	$0.33	0.35 *	0.02
Net realized and unrealized gain (loss) on investments	$(0.33)	(0.24)	0.12
Total from investment operations	$—	0.11	0.14
Less distributions:
Net investment income	$—	(0.23)	(0.02)
Total distributions	$—	(0.23)	(0.02)
Net asset value, end of period	$10.00	10.00	10.12
Total Return(2)%	—	1.09	1.39

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$296,444	302,941	103,283
Ratios to average net assets:
Expenses(3)%	0.54	0.54	0.52
Net investment income(3)%	6.57	3.50	2.56
Portfolio turnover rate %	84	216	145

	Class S
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	November 8, 2004(1) to December 31, 2004
Per Share Operating Performance:
Net asset value, beginning of period	$9.99	10.11	10.00
Income (loss) from investment operations:
Net investment income	$0.32	0.32 *	0.02
Net realized and unrealized gain (loss) on investments	$(0.32)	(0.24)	0.11
Total from investment operations	$—	0.08	0.13
Less distributions:
Net investment income	$—	(0.20)	(0.02)
Total distributions	$—	(0.20)	(0.02)
Net asset value, end of period	$9.99	9.99	10.11
Total Return(2)%	—	0.84	1.27

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$56,497	60,478	60,836
Ratios to average net assets:
Net expenses after expense reimbursement(3)%	0.75	0.75	0.77
Gross expenses prior to expense reimbursement(3)%	0.79	0.79	0.81
Net investment income after expense reimbursement(3)%	6.35	3.14	2.40
Portfolio turnover rate %	84	216	145

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Notes to Financial Statements.

ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class ADV
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	November 8, 2004(1) to December 31, 2004
Per Share Operating Performance:
Net asset value, beginning of period	$9.98	10.11	10.00
Income (loss) from investment operations:
Net investment income	$0.31 *	0.30 *	0.02
Net realized and unrealized gain (loss) on investments	$(0.33)	(0.24)	0.11
Total from investment operations	$(0.02)	0.06	0.13
Less distributions:
Net investment income	$—	(0.19)	(0.02)
Total distributions	$—	(0.19)	(0.02)
Net asset value, end of period	$9.96	9.98	10.11
Total Return(2)%	(0.20)	0.61	1.26

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$7,362	5,082	3,655
Ratios to net assets:
Net expenses after expense reimbursement(3)%	1.00	1.00	1.02
Gross expenses prior to expense reimbursement(3)%	1.04	1.04	1.06
Net investment income after expense reimbursement(3)%	6.22	2.94	2.15
Portfolio turnover rate %	84	216	145

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Notes to Financial Statements.

ING PIMCO TOTAL RETURN PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class I
	Six Months Ended June 30,	Year Ended December 31,			May 1, 2002(1) to December 31,
	2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$10.92	11.00	10.62	10.55	10.00
Income (loss) from investment operations:
Net investment income	$0.21 *	0.34 *	0.16 *	0.29 *	0.09
Net realized and unrealized gain (loss) on
investments	$(0.29)	(0.08)	0.33	0.17	0.73
Total from investment operations	$(0.08)	0.26	0.49	0.46	0.82
Less distributions:
Net investment income	$—	(0.20)	—	(0.32)	(0.16)
Net realized gain on investments	$—	(0.14)	(0.11)	(0.07)	(0.11)
Total distributions	$—	(0.34)	(0.11)	(0.39)	(0.27)
Net asset value, end of period	$10.84	10.92	11.00	10.62	10.55
Total Return(2)%	(0.73)	2.36	4.61	4.36	8.21

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$223,773	176,607	78,521	43,987	8,026
Ratios to average net assets:
Expenses(3)%	0.75	0.85	0.85	0.85	0.85
Net investment income(3)%	3.85	3.07	1.51	2.67	2.99
Portfolio turnover rate %	317	926	377	471	419

	Class S
	Six Months Ended June 30,	Year Ended December 31,			May 1, 2002(1) to December 31,
	2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$10.87	10.96	10.61	10.55	10.00
Income (loss) from investment operations:
Net investment income	$0.19 *	0.30 *	0.14 *	0.22 *	0.14
Net realized and unrealized gain (loss) on
investments	$(0.28)	(0.07)	0.32	0.21	0.67
Total from investment operations	$(0.09)	0.23	0.46	0.43	0.81
Less distributions:
Net investment income	$—	(0.18)	—	(0.30)	(0.15)
Net realized gain on investments	$—	(0.14)	(0.11)	(0.07)	(0.11)
Total distributions	$—	(0.32)	(0.11)	(0.37)	(0.26)
Net asset value, end of period	$10.78	10.87	10.96	10.61	10.55
Total Return(2)%	(0.83)	2.08	4.33	4.06	8.07

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$85,427	83,782	88,424	50,174	25,186
Ratios to average net assets:
Expenses(3)%	1.00	1.10	1.10	1.10	1.10
Net investment income(3)%	3.62	2.73	1.32	2.07	2.60
Portfolio turnover rate %	317	926	377	471	419

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Notes to Financial Statements.

ING PIMCO TOTAL RETURN PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,			May 1, 2002(1) to December 31,
	2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$10.81	10.91	10.59	10.53	10.00
Income (loss) from investment operations:
Net investment income	$0.18 *	0.28 *	0.09 *	0.20 *	0.07
Net realized and unrealized gain (loss) on investments	$(0.28)	(0.08)	0.34	0.20	0.72
Total from investment operations	$(0.10)	0.20	0.43	0.40	0.79
Less distributions:
Net investment income	$—	(0.16)	—	(0.27)	(0.15)
Net realized gain on investments	$—	(0.14)	(0.11)	(0.07)	(0.11)
Total distributions	$—	(0.30)	(0.11)	(0.34)	(0.26)
Net asset value, end of period	$10.71	10.81	10.91	10.59	10.53
Total Return(2)%	(0.93)	1.80	4.06	3.86	7.88

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$26,355	23,018	14,827	10,388	4,880
Ratios to average net assets:
Expenses(3)%	1.25	1.35	1.35	1.35	1.35
Net investment income(3)%	3.35	2.54	0.81	1.84	2.40
Portfolio turnover rate %	317	926	377	471	419

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Notes to Financial Statements.

Ing PIONEER HIGH YIELD PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class I	Class S
	January 3, 2006(1) to June 30, 2006	January 20, 2006(1) to June 30, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$10.00	9.99
Income (loss) from investment operations:
Net investment income	$0.25	0.23
Net realized and unrealized loss on investments	$(0.11)	(0.11)
Total from investment operations	$0.14	0.12
Less distributions:
Net investment income	$(0.25)	(0.22)
Total distributions	$(0.25)	(0.22)
Net asset value, end of period	$9.89	9.89
Total Return(2)%	1.37	1.23

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$87,393	9,127
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	0.75	1.00
Gross expenses prior to expense reimbursement(3)%	0.86	1.11
Net investment income after expense reimbursement(3)(4)%	5.10	5.21
Portfolio turnover rate %	6	6

		Class ADV
		January 20, 2006(1) to June 30, 2006
Per Share Operating Performance:
Net asset value, beginning of period		$9.99
Income (loss) from investment operations:
Net investment income		$0.21
Net realized and unrealized loss on investments		$(0.10)
Total from investment operations		$0.11
Less distributions:
Net investment income		$(0.21)
Total distributions		$(0.21)
Net asset value, end of period		$9.89
Total Return(2)	%	1.12

Ratios and Supplemental Data:
Net assets, end of period (000’s)		$7,204
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)	%	1.25
Gross expenses prior to expense reimbursement(3)	%	1.36
Net investment income after expense reimbursement(3)(4)	%	4.96
Portfolio turnover rate	%	6

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

(4)              The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*                 Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Notes to Financial Statements.

Ing t. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO(UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class I
	Six Months Ended June 30,	Year Ended December 31,					December 10, 2001(1) to December 31,
	2006	2005	2004		2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$8.65	8.06	7.40		5.11	7.29	7.23
Income (loss) from investment operations:
Net investment income (loss)	$0.01	(0.00)*	(0.00	)*	(0.02)	(0.01)	(0.00)*
Net realized and unrealized gain (loss) on investments	$0.13	0.73	0.66		2.31	(2.17)	0.06
Total from investment operations	$0.14	0.73	0.66		2.29	(2.18)	0.06
Less distributions:
Net realized gain on investments	$—	(0.14)	—		—	—	—
Total distributions	$—	(0.14)	—		—	—	—
Net asset value, end of period	$8.79	8.65	8.06		7.40	5.11	7.29
Total Return(2)%	1.62	9.26	9.05		44.81	(29.90)	0.83

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,102,874	1,131,231	474,397		35,010	2,644	10
Ratios to average net assets:
Expenses(3)%	0.66	0.66	0.96		1.05	1.05	1.05
Net investment income (loss)(3)%	0.28	(0.04)	(0.06)		(0.76)	(0.68)	(0.82)
Portfolio turnover rate %	24	94	441		187	328	58

	Class S
	Six Months Ended June 30,	Year Ended December 31,				December 10, 2001(1) to December 31,
	2006	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$8.55	7.99	7.36	5.09	7.29	7.23
Income (loss) from investment operations:
Net investment income (loss)	$0.00 *	(0.03)	(0.07)	(0.04)	(0.02)	(0.00)*
Net realized and unrealized gain (loss) on investments	$0.13	0.73	0.70	2.31	(2.18)	0.06
Total from investment operations	$0.13	0.70	0.63	2.27	(2.20)	0.06
Less distributions:
Net realized gain on investments	$—	(0.14)	—	—	—	—
Total distributions	$—	(0.14)	—	—	—	—
Net asset value, end of period	$8.68	8.55	7.99	7.36	5.09	7.29
Total Return(2)%	1.52	8.96	8.56	44.60	(30.18)	0.83

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$23,848	21,871	29,155	30,354	1,110	10
Ratios to average net assets:
Expenses(3)%	0.91	0.91	1.21	1.30	1.30	1.30
Net investment income (loss)(3)%	0.02	(0.30)	(0.88)	(1.00)	(0.90)	(0.99)
Portfolio turnover rate %	24	94	441	187	328	58

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Amount is less than $0.005.

See Notes to Financial Statements.

Ing t. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO(UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,				December 10, 2001(1) to December 31,
	2006	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$8.47	7.94	7.33	5.08	7.29	7.23
Income (loss) from investment operations:
Net investment loss	$(0.01)	(0.05)	(0.10)	(0.07)	(0.07)	(0.01)
Net realized and unrealized gain (loss) on investments	$0.13	0.72	0.71	2.32	(2.14)	0.07
Total from investment operations	$0.12	0.67	0.61	2.25	(2.21)	0.06
Less distributions:
Net realized gain on investments	$—	(0.14)	—	—	—	—
Total distributions	$—	(0.14)	—	—	—	—
Net asset value, end of period	$8.59	8.47	7.94	7.33	5.08	7.29
Total Return(2)%	1.42	8.64	8.32	44.29	(30.32)	0.83

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$66,439	69,686	80,813	107,353	71,775	80,999
Ratios to net assets:
Net expenses after expense reimbursement(3)%	1.15	1.15	1.46	1.55	1.55	1.53
Gross expenses prior to expense reimbursement(3)%	1.16	1.16	1.47	1.55	1.55	1.53
Net investment loss after expense reimbursement(3)%	(0.13)	(0.54)	(1.13)	(1.24)	(1.19)	(1.28)
Portfolio turnover rate %	24	94	441	187	328	58

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

See Notes to Financial Statements.

Ing t. ROWE PRICE GROWTH EQUITY PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class I
	Six Months Ended June 30,	Year Ended December 31,
	2006	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$52.62	49.81	45.35	34.69	45.32	60.44
Income (loss) from investment operations:
Net investment income	$0.22 *	0.19 *	0.29	0.09	0.08 *	0.09
Net realized and unrealized gain (loss) on investments	$0.18	2.87	4.24	10.63	(10.63)	(6.23)
Total from investment operations	$0.40	3.06	4.53	10.72	(10.55)	(6.14)
Less distributions:
Net investment income	$—	(0.25)	(0.07)	(0.06)	(0.08)	(0.07)
Net realized gain on investments	$—	—	—	—	—	(8.91)
Total distributions	$—	(0.25)	(0.07)	(0.06)	(0.08)	(8.98)
Net asset value, end of period	$53.02	52.62	49.81	45.35	34.69	45.32
Total Return(1)%	0.76	6.17	10.02	30.93	(23.29)	(10.21)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,089,490	898,102	830,034	669,956	429,634	592,879
Ratios to average net assets:
Net expenses after, brokerage commission recapture(2)%	0.75	0.75	0.75	0.75	0.75	0.75
Gross expenses prior to brokerage commission recapture(2)%	0.75	0.75	0.75	0.75	0.75	0.75
Net investment income after brokerage commission recapture(2)%	0.83	0.38	0.66	0.30	0.21	0.20
Portfolio turnover rate %	21	41	39	34	49	65

	Class S
	Six Months Ended June 30,	Year Ended December 31,				December 10, 2001(3) to December 31,
	2006	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$52.16	49.48	45.12	34.59	45.31	45.44
Income (loss) from investment operations:
Net investment income	$0.17 *	0.06 *	0.22	0.06	0.03 *	0.00 **
Net realized and unrealized gain (loss) on investments	$0.16	2.85	4.16	10.52	(10.67)	(0.13)
Total from investment operations	$0.33	2.91	4.38	10.58	(10.64)	(0.13)
Less distributions:
Net investment income	$—	(0.23)	(0.02)	(0.05)	(0.08)	—
Total distributions	$—	(0.23)	(0.02)	(0.05)	(0.08)	—
Net asset value, end of period	$52.49	52.16	49.48	45.12	34.59	45.31
Total Return(1)%	0.63	5.92	9.74	30.58	(23.50)	(0.29)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$45,390	163,188	18,642	8,251	1,530	10
Ratios to average net assets:
Net expenses after brokerage commission recapture(3)%	1.00	1.00	1.00	1.00	1.00	0.99
Gross expenses prior to brokerage commission recapture(3)%	1.00	1.00	1.00	1.00	1.00	1.00
Net investment income after brokerage commission recapture(2)%	0.63	0.12	0.62	0.04	0.09	0.17
Portfolio turnover rate %	21	41	39	34	49	65

(1)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(2)              Annualized for periods less than one year.

(3)              Commencement of operations.

*             Per share numbers have been calculated using the average number of shares outstanding throughout the period.

**          Amount is less than $0.005.

See Notes to Financial Statements.

Ing t. ROWE PRICE GROWTH EQUITY PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,				December 10, 2001(1) to December 31,
	2006	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$51.87	49.14	44.89	34.50	45.30	45.44
Income (loss) from investment operations:
Net investment income (loss)	$0.09 *	(0.06)*	0.11	(0.01)	(0.06)*	(0.00)**
Net realized and unrealized gain (loss) on investments	$0.17	2.84	4.14	10.44	(10.66)	(0.14)
Total from investment operations	$0.26	2.78	4.25	10.43	(10.72)	(0.14)
Less distributions:
Net investment income	$—	(0.05)	—	(0.04)	(0.08)	—
Total distributions	$—	(0.05)	—	(0.04)	(0.08)	—
Net asset value, end of period	$52.13	51.87	49.14	44.89	34.50	45.30
Total Return(2)%	0.50	5.66	9.47	30.27	(23.70)	(0.31)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$96,346	86,781	78,870	60,182	13,601	10
Ratios to average net assets:
Net expenses after brokerage commission recapture(3)%	1.25	1.25	1.25	1.25	1.25	1.25
Gross expenses prior to brokerage commission recapture(3)%	1.25	1.25	1.25	1.25	1.25	1.25
Net investment income (loss) after brokerage commission recapture(3)%	0.34	(0.12)	0.19	(0.24)	(0.18)	(0.00)**
Portfolio turnover rate %	21	41	39	34	49	65

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Per share numbers have been calculated using the average number of shares outstanding throughout the period.

**          Amount is more than $(0.005) or (0.005)%

See Notes to Financial Statements.

Ing TEMPLETON FOREIGN EQUITY PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

Class I
January 3, 2006(1) to June 30, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	$0.19 *
Net realized and unrealized gain on investments	$0.23
Total from investment operations	$0.42
Net asset value, end of period	$10.42
Total Return(2)%	4.20

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$9,518
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	0.98
Gross expenses prior to expense reimbursement(3)%	1.38
Net investment income after expense reimbursement(3)(4)%	3.73
Portfolio turnover rate %	2

Class S
January 12, 2006(1) to June 30, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$10.02
Income from investment operations:
Net investment income	$0.17 *
Net realized and unrealized gain on investments	$0.21
Total from investment operations	$0.38
Net asset value, end of period	$10.40
Total Return(2)%	3.79

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$12,409
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.23
Gross expenses prior to expense reimbursement(3)%	1.77
Net investment income after expense reimbursement(3)(4)%	3.63
Portfolio turnover rate %	2

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

(4)              The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*                 Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Notes to Financial Statements.

Ing ubs u.s. LARGE CAP EQUITY PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class I
	Six Months Ended June 30,	Year Ended December 31,
	2006	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$9.30	8.58	7.54	6.07	8.11	13.08
Income (loss) from investment operations:
Net investment income	$0.04	0.08 *	0.10	0.06	0.03	0.01
Net realized and unrealized gain (loss) on investments	$0.09	0.72	1.00	1.45	(2.06)	(2.58)
Total from investment operations	$0.13	0.80	1.10	1.51	(2.03)	(2.57)
Less distributions:
Net investment income	$—	(0.08)	(0.06)	(0.04)	(0.01)	—
Net realized gain on investments	$—	—	—	—	—	(2.40)
Total distributions	$—	(0.08)	(0.06)	(0.04)	(0.01)	(2.40)
Net asset value, end of period	$9.43	9.30	8.58	7.54	6.07	8.11
Total Return(1)%	1.40	9.38	14.76	24.95	(24.89)	(20.78)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$273,357	270,692	267,249	264,755	245,281	384,924
Ratios to average net assets:
Expenses(2)%	0.85	0.85	0.85	0.85	0.85	0.85
Net investment income(2)%	0.86	0.92	1.22	0.83	0.50	0.15
Portfolio turnover rate %	22	51	140	126	106	92

	Class S
	Six Months Ended June 30,	Year Ended December 31,				December 10, 2001(3) to December 31,
	2006	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$9.21	8.52	7.49	6.05	8.10	8.12
Income (loss) from investment operations:
Net investment income (loss)	$0.03 †	0.06 *	0.09	0.01	0.01	(0.00)**
Net realized and unrealized gain (loss) on investments	$0.09	0.70	1.00	1.47	(2.05)	(0.02)
Total from investment operations	$0.12	0.76	1.09	1.48	(2.04)	(0.02)
Less distributions:
Net investment income	$—	(0.07)	(0.06)	(0.04)	(0.01)	—
Total distributions	$—	(0.07)	(0.06)	(0.04)	(0.01)	—
Net asset value, end of period	$9.33	9.21	8.52	7.49	6.05	8.10
Total Return(1)%	1.30	8.99	14.59	24.54	(25.15)	(0.25)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$13,878	9,667	2,356	1,352	8	10
Ratios to average net assets:
Expenses(2)%	1.10	1.10	1.10	1.10	1.09	1.09
Net investment income (loss)(2)%	0.64	0.64	1.06	0.37	0.26	(0.17)
Portfolio turnover rate %	22	51	140	126	106	92

(1)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(2)              Annualized for periods less than one year.

(3)              Commencement of operations.

*                 Per share numbers have been calculated using the average number of shares outstanding throughout the period.

**          Amount is less than $0.005.

See Notes to Financial Statements.

Ing ubs u.s. LARGE CAP EQUITY PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,				December 10, 2001(1) to December 31,
	2006	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$9.19	8.52	7.49	6.04	8.10	8.12
Income (loss) from investment operations:
Net investment income (loss)	$0.02 *	0.03 *	0.05	0.02	0.02	(0.00)**
Net realized and unrealized gain (loss) on investments	$0.10	0.70	1.01	1.45	(2.07)	(0.02)
Total from investment operations	$0.12	0.73	1.06	1.47	(2.05)	(0.02)
Less distributions:
Net investment income	$—	(0.06)	(0.03)	(0.02)	(0.01)	—
Total distributions	$—	(0.06)	(0.03)	(0.02)	(0.01)	—
Net asset value, end of period	$9.31	9.19	8.52	7.49	6.04	8.10
Total Return(2)%	1.31	8.67	14.21	24.42	(25.29)	(0.25)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,108	426	48	39	39	10
Ratios to average net assets:
Expenses(3)%	1.35	1.35	1.35	1.35	1.34	1.34
Net investment income (loss)(3)%	0.33	0.37	0.73	0.33	0.29	(0.33)
Portfolio turnover rate %	22	51	140	126	106	92

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Per share numbers have been calculated using the average number of shares outstanding throughout the period.

**          Amount is more than $(0.005).

See Notes to Financial Statements.

Ing ubs u.s. SMALL CAP GROWTH PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class I	Class S
	April 28, 2006(1) to June 30, 2006	April 28, 2006(1) to June 30, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$10.00	10.00
Income (loss) from investment operations:
Net investment (loss)	$(0.01)	(0.01)
Net realized and unrealized loss on investments	$(0.61)	(0.61)
Total from investment operations	$(0.62)	(0.62)
Net asset value, end of period	$9.38	9.38
Total Return(2)%	(6.20)	(6.20)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$7,005	253
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.00	1.25
Gross expenses prior to expense reimbursement(3)%	1.35	1.60
Net investment loss after expense reimbursement(3)(4)%	(0.42)	(0.66)
Portfolio turnover rate %	12	12

		Class ADV
		April 28, 2006(1) to June 30, 2006
Per Share Operating Performance:
Net asset value, beginning of period		$10.00
Income (loss) from investment operations:
Net investment loss		$(0.02)
Net realized and unrealized loss on investments		$(0.61)
Total from investment operations		$(0.63)
Net asset value, end of period		$9.37
Total Return(2)	%	(6.30)

Ratios and Supplemental Data:
Net assets, end of period (000’s)		$1
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)	%	1.50
Gross expenses prior to expense reimbursement(3)	%	1.85
Net investment loss after expense reimbursement(3)(4)	%	(0.95)
Portfolio turnover rate	%	12

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

(4)              The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*                 Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Notes to Financial Statements.

Ing VAN KAMPEN COMSTOCK PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class I
	Six Months Ended June 30,	Year Ended December 31,			May 1, 2002(1) to December 31,
	2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$12.22	12.33	10.60	8.35	10.00
Income (loss) from investment operations:
Net investment income	$0.13 *	0.19 *	0.12	0.09	0.04
Net realized and unrealized gain (loss) on investments	$0.33	0.24	1.66	2.41	(1.64)
Total from investment operations	$0.46	0.43	1.78	2.50	(1.60)
Less distributions:
Net investment income	$—	(0.08)	—	(0.08)	(0.05)
Net realized gain on investments	$—	(0.46)	(0.05)	(0.17)	—
Total distributions	$—	(0.54)	(0.05)	(0.25)	(0.05)
Net asset value, end of period	$12.68	12.22	12.33	10.60	8.35
Total Return(2)%	3.76	3.74	16.90	29.92	(16.01)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$414,364	133,987	70,308	33,398	3,874
Ratios to average net assets:
Net expenses after expense reimbursement(3)%	0.85	0.87	0.90	0.95	0.95
Gross expenses prior to expense reimbursement(3)%	0.91	0.95	0.90	0.95	0.95
Net investment income after expense reimbursement(3)%	2.07	1.57	1.40	1.28	1.70
Portfolio turnover rate %	9	27	30	32	47

	Class S
	Six Months Ended June 30,	Year Ended December 31,			May 1, 2002(1) to December 31,
	2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$12.16	12.29	10.58	8.34	10.00
Income (loss) from investment operations:
Net investment income	$0.11 *	0.16 *	0.09	0.05	0.05
Net realized and unrealized gain (loss) on investments	$0.33	0.24	1.67	2.42	(1.67)
Total from investment operations	$0.44	0.40	1.76	2.47	(1.62)
Less distributions:
Net investment income	$—	(0.07)	—	(0.06)	(0.04)
Net realized gain on investments	$—	(0.46)	(0.05)	(0.17)	—
Total distributions	$—	(0.53)	(0.05)	(0.23)	(0.04)
Net asset value, end of period	$12.60	12.16	12.29	10.58	8.34
Total Return(2)%	3.62	3.47	16.74	29.67	(16.22)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$388,268	537,092	317,797	139,236	12,723
Ratios to average net assets:
Net expenses after expense reimbursement(3)%	1.10	1.12	1.15	1.20	1.20
Gross expenses prior to expense reimbursement(3)%	1.16	1.20	1.15	1.20	1.20
Net investment income after expense reimbursement(3)%	1.72	1.31	1.15	1.06	1.23
Portfolio turnover rate %	9	27	30	32	47

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Notes to Financial Statements.

Ing VAN KAMPEN COMSTOCK PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,			May 1, 2002(1) to December 31,
	2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$12.08	12.22	10.55	8.32	10.00
Income (loss) from investment operations:
Net investment income	$0.09 *	0.13 *	0.08	0.07	0.01
Net realized and unrealized gain (loss) on investments	$0.33	0.24	1.64	2.37	(1.65)
Total from investment operations	$0.42	0.37	1.72	2.44	(1.64)
Less distributions:
Net investment income	$—	(0.04)	—	(0.04)	(0.04)
Net realized gain on investments	$—	(0.47)	(0.05)	(0.17)	—
Total distributions	$—	(0.51)	(0.05)	(0.21)	(0.04)
Net asset value, end of period	$12.50	12.08	12.22	10.55	8.32
Total Return(2)%	3.48	3.20	16.41	29.34	(16.36)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$32,110	25,455	12,569	8,556	3,699
Ratios to average net assets:
Net expenses after expense reimbursement(3)%	1.35	1.37	1.40	1.45	1.45
Gross expenses prior to expense reimbursement(3)%	1.41	1.45	1.40	1.45	1.45
Net investment income after expense reimbursement(3)%	1.50	1.06	0.86	0.77	1.75
Portfolio turnover rate %	9	27	30	32	47

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Notes to Financial Statements.

Ing VAN KAMPEN EQUITY AND INCOME PORTFOLIO(UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class I
	Six Months Ended June 30,	Year Ended December 31,				December 10, 2001(1) to December 31,
	2006	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$36.09	33.47	30.35	23.94	31.14	31.41
Income (loss) from investment operations:
Net investment income	$0.47	0.73 *	0.14	0.14	0.07	0.00 **
Net realized and unrealized gain (loss) on investments	$0.34	1.96	3.15	6.40	(7.22)	(0.27)
Total from investment operations	$0.81	2.68	3.29	6.54	(7.15)	(0.27)
Less distributions:
Net investment income	$—	(0.03)	(0.17)	(0.13)	(0.00)*	—
Net realized gain on investments	$—	(0.03)	—	—	(0.05)	—
Total distributions	$—	(0.06)	(0.17)	(0.13)	(0.05)	—
Net asset value, end of period	$36.90	36.09	33.47	30.35	23.94	31.14
Total Return(2)%	2.24	8.02	10.86	27.37	(22.92)	(0.86)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$865,078	847,997	551,489	2,883	1,378	10
Ratios to average net assets:
Expenses(3)%	0.57	0.57	0.74	1.10	1.10	1.10
Net investment income(3)%	2.54	2.10	1.88	0.72	0.73	0.17
Portfolio turnover rate %	26	125	797	17	15	5

	Class S
	Six Months Ended June 30,	Year Ended December 31,				December 10, 2001(1) to December 31,
	2006	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$35.93	33.37	30.27	23.88	31.14	31.41
Income (loss) from investment operations:
Net investment income	$0.42 *	0.63 *	0.17	0.12	0.07	0.00 **
Net realized and unrealized gain (loss) on investments	$0.34	1.96	3.03	6.33	(7.28)	(0.27)
Total from investment operations	$0.76	2.59	3.20	6.45	(7.21)	(0.27)
Less distributions:
Net investment income	$—	—	(0.10)	(0.06)	(0.00)**	—
Net realized gain on investments	$—	(0.03)	—	—	(0.05)	—
Total distributions	$—	(0.03)	(0.10)	(0.06)	(0.05)	—
Net asset value, end of period	$36.69	35.93	33.37	30.27	23.88	31.14
Total Return(2)%	2.12	7.77	10.62	27.04	(23.13)	(0.86)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$84,042	59,793	34,477	17,744	13,685	13,660
Ratios to average net assets:
Expenses(3)%	0.82	0.82	0.99	1.35	1.35	1.34
Net investment income(3)%	2.31	1.84	0.99	0.46	0.27	0.04
Portfolio turnover rate %	26	125	797	17	15	5

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Per share numbers have been calculated using the average number of shares outstanding throughout the period.

**          Amount is less than $0.005 or more than $(0.005).

See Notes to Financial Statements.

Ing VAN KAMPEN EQUITY AND INCOME PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,				December 10, 2001(1) to December 31,
	2006	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$35.55	33.11	30.07	23.81	31.13	31.41
Income (loss) from investment operations:
Net investment income (loss)	$0.37 *	0.53 *	0.15	0.06	0.02	(0.00)**
Net realized and unrealized gain (loss) on investments	$0.34	1.95	2.96	6.30	(7.29)	(0.28)
Total income (loss) from investment operations	$0.71	2.48	3.11	6.36	(7.27)	(0.28)
Less distributions:
Net investment income	$—	(0.01)	(0.07)	(0.10)	—	—
Net realized gain on investments	$—	(0.03)	—	—	(0.05)	—
Total distributions	$—	(0.04)	(0.07)	(0.10)	(0.05)	—
Net asset value, end of period	$36.26	35.55	33.11	30.07	23.81	31.13
Total Return(2)%	2.00	7.49	10.32	26.76	(23.35)	(0.89)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$14,911	14,307	8,611	123	22	10
Ratios to average net assets:
Expenses(3)%	1.07	1.07	1.24	1.60	1.60	1.60
Net investment income (loss)(3)%	2.04	1.56	1.29	0.22	0.09	(0.17)
Portfolio turnover rate %	26	125	797	17	15	5

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Per share numbers have been calculated using the average number of shares outstanding throughout the period.

**          Amount is more than $(0.005).

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Partners, Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Fund to offer separate series (each a “Portfolio” and collectively, the “Portfolios”), each of which has its own investment objective, policies and restrictions. The Fund serves as an investment option in underlying variable insurance products offered by ING Life Insurance and Annuity Company (“ILIAC” or the “Investment Adviser”).

The Fund currently consists of thirty-seven diversified Portfolios and two non-diversified Portfolios. The thirty included in this report are: ING American Century Large Company Value Portfolio (“American Century Large Company Value”); ING American Century Select Portfolio (“American Century Select”); ING American Century Small-Mid Cap Value Portfolio (formerly, ING American Century Small Cap Value Portfolio, “American Century Small-Mid Cap”); ING Baron Asset Portfolio (“Baron Asset”); ING Baron Small Cap Growth Portfolio (“Baron Small Cap Growth”); ING Columbia Small Cap Value II Portfolio (“Columbia Small Cap Value II”); ING Davis Venture Value Portfolio (“Davis Venture Value”); ING Fundamental Research Portfolio (“Fundamental Research”); ING Goldman Sachs® Capital Growth Portfolio (“Goldman Sachs® Capital Growth”); ING Goldman Sachs® Structured Equity Portfolio (formerly, ING Goldman Sachs® Core Equity Portfolio, “Goldman Sachs® Structured Equity”); ING JPMorgan International Portfolio (formerly, ING JPMorgan Fleming International Portfolio, “JPMorgan International”); ING JPMorgan Mid Cap Value Portfolio (“JPMorgan Mid Cap Value”); ING Legg Mason Partners Aggressive Growth Portfolio (formerly, ING Salomon Brothers Aggressive Growth Portfolio, “Legg Mason Partners Aggressive Growth”); ING Legg Mason Partners Large Cap Growth Portfolio (formerly, ING Salomon Brothers Large Cap Growth Portfolio, “Legg Mason Partners Large Cap Growth”); ING Lord Abbett U.S. Government Securities Portfolio (“Lord Abbett U.S. Government Securities”); ING MFS Capital Opportunities Portfolio (“MFS Capital Opportunities”); ING Neuberger Berman Partners Portfolio (“Neuberger Berman Partners”); ING Neuberger Berman Regency Portfolio (“Neuberger Berman Regency”); ING OpCap Balanced Value Portfolio (“OpCap Balanced Value”); ING Oppenheimer Global Portfolio (“Oppenheimer Global”); ING Oppenheimer Strategic Income Portfolio (“Oppenheimer Strategic Income”); ING PIMCO Total Return Portfolio (“PIMCO Total Return”); ING Pioneer High Yield Portfolio (“Pioneer High Yield”); ING T. Rowe Price Diversified Mid Cap Growth Portfolio (“T. Rowe Price Diversified Mid Cap Growth”); ING T. Rowe Price Growth Equity Portfolio (“T. Rowe Price Growth Equity”); ING Templeton Foreign Equity Portfolio (“Templeton Foreign Equity”); ING UBS U.S. Large Cap Equity Portfolio (“UBS U.S. Large Cap Equity”); ING UBS U.S. Small Cap Growth Portfolio (“UBS U.S. Small Cap Growth”); ING Van Kampen Comstock Portfolio (“Van Kampen Comstock”); and ING Van Kampen Equity and Income Portfolio (“Van Kampen Equity and Income”).

Davis Venture Value and JPMorgan Mid Cap Value are classified as “non-diversified” portfolios under the 1940 Act.

The following is a brief description of each Portfolio’s investment objective:

•   American Century Large Company Value seeks long-term capital growth, income is a second objective;

•   American Century Select seeks long-term capital growth;

•    American Century Small-Mid Cap Value seeks long-term growth of capital, income is a secondary objective;

•    Baron Asset seeks capital appreciation;

•   Baron Small Cap Growth seeks capital appreciation;

•    Columbia Small Cap Value II seeks long-term growth of capital;

•   Davis Venture Value seeks long-term growth of capital;

•   Fundamental Research seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stocks;

•   Goldman Sachs® Capital Growth seeks long-term growth of capital;

•   Goldman Sachs® Structured Equity seeks long-term growth of capital and dividend income;

•   JPMorgan International seeks long-term growth of capital;

•   JPMorgan Mid Cap Value seeks growth from capital appreciation;

•   Legg Mason Partners Aggressive Growth seeks long-term growth of capital;

•   Legg Mason Partners Large Cap Growth seeks long-term capital appreciation;

•   Lord Abbett U.S. Government Securities seeks high current income consistent with reasonable risk;

•   MFS Capital Opportunities seeks capital appreciation;

•   Neuberger Berman Partners seeks capital growth;

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

•   Neuberger Berman Regency seeks capital growth;

•   OpCap Balanced Value seeks capital growth, and secondarily, investment income;

•   Oppenheimer Global seeks capital appreciation;

•   Oppenheimer Strategic Income seeks a high level of current income principally derived from interest on debt securities;

•   PIMCO Total Return seeks maximum total return, consistent with capital preservation and prudent investment management;

•   Pioneer High Yield seeks to maximize total return through income and capital appreciation;

•   T. Rowe Price Diversified Mid Cap Growth seeks long-term capital appreciation;

•   T. Rowe Price Growth Equity seeks long-term capital growth, and secondarily, increasing dividend income;

•   Templeton Foreign Equity seeks long-term capital growth;

•   UBS U.S. Large Cap Equity seeks long-term growth of capital and future income;

•   UBS U.S. Small Cap Growth seeks long-term capital appreciation;

•   Van Kampen Comstock seeks capital growth and income; and

•   Van Kampen Equity and Income seeks total return consisting of long-term capital appreciation and current income.

The Fund offers three classes of shares, referred to as Initial Class (Class ”I”), Service Class (Class ”S”) and Adviser Class (Class ”ADV”). The classes differ principally in applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolio pro rata based on the average daily net assets of each class, without discrimination between share classes. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees. Class I shares are intended for distribution networks including non-qualified annuity and life insurance contracts and qualified retirement plans offered through an annuity contract, as well as qualified retirement plans offered through a custodial account where the sale is made on a direct basis without the involvement of a financial intermediary or where the qualified retirement plan has assets of $50 million or more. Class S and Class ADV shares of a Portfolio are intended for distribution networks including qualified retirement plans offered through an annuity contract or custodial account. Shareholders of the Class I shares of each Portfolio will generally be entitled to exchange those shares at net asset value for Class I shares of other Portfolios that offer Class I shares. Shareholders of the Class ADV shares of each Portfolio will generally be entitled to exchange those shares at net asset value for Class ADV shares of other Portfolios that offer Class ADV shares. Shareholders of the Class ADV shares continue to be subject to the Rule 12b-1 Plan fee applicable to Class ADV shares after the exchange. Shareholders of Class S shares of each Portfolio will generally be entitled to exchange those shares at net asset value for Class S shares of other Portfolios that offer Class S shares. Each Portfolio’s shares may be offered to variable annuity and variable life insurance separate accounts, qualified pension and retirement plans outside the separate account context, and to certain investment advisers and their affiliates.

ILIAC serves as the Investment Adviser to the Portfolios. ILIAC has engaged ING Investment Management Co. (“ING IM”), a Connecticut corporation, to serve as the Sub-Adviser to Fundamental Research. ING Financial Advisers, LLC (“IFA” or the “Distributor”) serves as the principal underwriter to the Portfolios. ILIAC, ING IM and IFA are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individuals and institutional investors.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.           Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

adjusted based on the Portfolios’ valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities, which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolios’ Board of Directors (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value (“NAV”) may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. If an event occurs after the time at which the market for foreign securities held by the Portfolio closes but before the time that the Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Portfolio determines its NAV. In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio’s valuation procedures. Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio’s NAV. Investments in securities maturing in 60 days or less at the date of valuation are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.    Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.    Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)   Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)   Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.    Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a currency forward contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The Portfolios either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Portfolio. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.     Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gains, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of subchapter M of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

F.     Federal Income Taxes. It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

G.    Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates.

H.    Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be a potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

I.      Securities Lending. Each Portfolio has the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. Government securities. Generally, in the event of counterparty default, the Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

J.     Illiquid and Restricted Securities. The Portfolios may not invest more than 15% of their net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolios to sell them promptly at an acceptable price. The Portfolios may also invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board.

K.    Delayed Delivery Transactions. Certain Portfolios may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Portfolios’ Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios’ custodian sufficient to cover the purchase price.

L.     Mortgage Dollar Roll Transactions. Columbia Small Cap Value II, Fundamental Research, Goldman Sachs® Structured Equity, Legg Mason Partners Aggressive Growth, Lord Abbett U.S. Government Securities, MFS Capital Opportunities, Oppenheimer Global, Oppenheimer Strategic Income, PIMCO Total Return, Pioneer High Yield, Templeton Foreign Equity, UBS U.S. Small Cap Growth and Van Kampen Equity and Income may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based dollar roll transactions, the fee is recorded as income.

M.   Options Contracts. Each Portfolio, with the exception of Baron Small Cap Growth, may purchase put and call options and may write (sell)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

put options and covered call options. MFS Capital Opportunities may only write or sell calls on securities if the calls are covered. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

N.    Futures Contracts. Each Portfolio, with the exception of Baron Small Cap Growth, may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. Goldman Sachs® Structured Equity may enter into futures transactions only with respect to the S&P 500® Index. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Portfolio. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

O.    Swap Contracts. Certain Portfolios may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices. During the term of the swap, changes in the value of the swap are recognized as unrealized appreciation or depreciation.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2006, the cost of purchases and the proceeds from the sales of securities, excluding U.S. Government and short-term securities, were as follows:

	Purchases	Sales
American Century Large Company Value	$25,066,334	$13,862,274
American Century Select	540,514,670	584,281,429
American Century Small-Mid Cap Value	191,719,124	77,433,164
Baron Asset	8,700,858	899,650
Baron Small Cap Growth	94,504,300	24,032,234
Columbia Small Cap Value II	38,625,846	10,723,961
Davis Venture Value	42,922,148	3,342,453
Fundamental Research	128,108,682	67,956,227
Goldman Sachs® Capital Growth	20,022,543	44,557,220
Goldman Sachs® Structured Equity	30,837,742	80,007,928
JPMorgan International	115,012,403	133,488,386
JPMorgan Mid Cap Value	41,689,013	35,270,679
Legg Mason Partners Aggressive Growth	218,604,864	53,594,750
Legg Mason Partners Large Cap Growth	5,125,121	12,341,501
Lord Abbett U.S. Government Securities	2,795,361	2,792,589
MFS Capital Opportunities	101,372,310	115,328,723
Neuberger Berman Partners	224,080,752	18,652,980
Neuberger Berman Regency	10,481,247	1,777,158
OpCap Balanced Value	31,997,520	74,798,860
Oppenheimer Global	390,748,425	380,743,648
Oppenheimer Strategic Income	191,968,123	194,945,132
PIMCO Total Return	11,473,482	15,009,704
Pioneer High Yield	89,306,476	2,650,757
T. Rowe Price Diversified Mid Cap Growth	293,139,066	353,463,205
T. Rowe Price Growth Equity	339,707,861	242,199,178
Templeton Foreign Equity	18,440,272	272,061
UBS U.S. Large Cap Equity	67,830,251	62,708,059
UBS U.S. Small Cap Growth	8,077,807	764,723
Van Kampen Comstock	163,053,555	63,542,905
Van Kampen Equity and Income	144,242,896	121,796,116

U.S. Government securities not included above were as follows:

	Purchases	Sales
Lord Abbett U.S. Government Securities	$242,024,734	$179,764,337
Oppenheimer Strategic Income	96,490,138	100,825,961
PIMCO Total Return	947,115,940	942,015,207
Van Kampen Equity and Income	161,173,755	110,019,507

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT ADVISORY AND ADMINISTRATIVE FEES

For its services, each Portfolio pays the Investment Adviser a monthly fee in arrears equal to the following as a percentage of the Portfolio’s average daily net assets during the month:

Portfolio	Fee
American Century Large Company Value	0.80%
American Century Select	0.64%
American Century Small-Mid Cap Value	1.00%
Baron Asset	0.95%
Baron Small Cap Growth	0.85%
Columbia Small Cap Value II	0.75%
Davis Venture Value	0.80%
Fundamental Research(1)	0.60%	on the first $2 billion
	0.55%	on the next $1 billion
	0.50%	on assets over $3 billion
Goldman Sachs® Capital Growth(2)	0.80%
Goldman Sachs® Structured Equity	0.70%
JPMorgan International	0.80%
JPMorgan Mid Cap Value	0.75%
Legg Mason Partners Aggressive Growth	0.70%	on the first $500 million
	0.65%	on assets over $500 million
Legg Mason Partners Large Cap Growth	0.64%
Lord Abbett U.S. Government Securities	0.47%	on the first $250 million
	0.45%	on assets over $250 million
MFS Capital Opportunities	0.65%
Neuberger Berman Partners	0.60%
Neuberger Berman Regency	0.75%
OpCap Balanced Value	0.80%
Oppenheimer Global	0.60%
Oppenheimer Strategic Income(3)	0.50%	on the first $6.5 billion
	0.475%	on the next $5 billion
	0.45%	on the next $5 billion
	0.43%	on assets over $16.5 billion
PIMCO Total Return	0.50%
Pioneer High Yield	0.60%	on the first $5 billion
	0.50%	on the next $2 billion
	0.40%	on the next $2 billion
	0.30%	on assets over $9 billion
T. Rowe Price Diversified Mid Cap Growth	0.64%
T. Rowe Price Growth Equity	0.60%
Templeton Foreign Equity	0.80%	on the first $500 million
	0.75%	on assets over $500 million
UBS U.S. Large Cap Equity	0.70%	on the first $500 million
	0.65%	on assets over $500 million
UBS U.S. Small Cap Growth	0.90%
Van Kampen Comstock	0.60%
Van Kampen Equity and Income	0.55%

(1) Prior to April 28, 2006, rate was 0.60% for all assets

(2) Prior to January 1, 2006, rate was 0.85%

(3) Prior to April 28, 2006, rate was 0.50% for all assets

ILIAC has contractually agreed to waive a portion of the advisory fee for American Century Small-Mid Cap Value, JPMorgan International and Van Kampen Comstock.

The waiver represents 50% of negotiated fee reductions in subadvisory fees being charged to the investment adviser. The waiver only renews at the election of ILIAC.

American Century Investment Management, Inc. serves as Sub-Adviser to American Century Large Company Value, American Century Select, and American Century Small-Mid Cap Value. BAMCO, Inc. serves as Sub-Adviser to Baron Asset and Baron Small Cap Growth. Columbia Management Advisors, LLC serves as Sub-Adviser to Columbia Small Cap Value II. Davis Selected Advisers, L.P. serves as Sub-Adviser to Davis Venture Value. Goldman Sachs® Asset Management, L.P. serves as Sub-Adviser to Goldman Sachs® Capital Growth and Goldman Sachs® Structured Equity. J.P. Morgan Asset Management (U.K.) Limited. serves as Sub-Adviser to JPMorgan International. J.P. Morgan Investment Management, Inc. serves as Sub-Adviser to JPMorgan Mid Cap Value. Salomon Brothers Asset Management Inc. serves as Sub-Adviser to Legg Mason Partners Aggressive Growth and Legg Mason Partners Large Cap Growth. Lord, Abbett & Co. LLC serves as Sub-Adviser to Lord Abbett U.S. Government Securities. Massachusetts Financial Services Company serves as Sub-Adviser to MFS Capital Opportunities. Neuberger Berman Management Inc. serves as Sub-Adviser to Neuberger Berman Partners and Neuberger Berman Regency. Oppenheimer Capital LLC serves as Sub-Adviser to OpCap Balanced Value. OppenheimerFunds, Inc. serves as Sub-Adviser to Oppenheimer Global and Oppenheimer Strategic Income. Pacific Investment Management Company LLC serves as Sub-Adviser to PIMCO Total Return. Pioneer Investment Management, Inc. serves as Sub-Adviser to Pioneer High Yield. T. Rowe Price Associates, Inc. serves as Sub-Adviser to T. Rowe Price Diversified Mid Cap Growth and T. Rowe Price Growth Equity. Templeton Investment Counsel, LLC serves as Sub-Adviser to Templeton Foreign Equity. UBS Global Asset Management (Americas) Inc. serves as Sub-Adviser to UBS U.S. Large Cap Equity and UBS U.S. Small Cap Growth. Morgan Stanley Investment Management Inc., doing business as Van Kampen, serves as Sub-Adviser to Van Kampen Comstock and Van Kampen Equity and Income.

Under an Administrative Services Agreement, ING Funds Services, LLC (the “Administrator”), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for the following Portfolio’s operations and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive from each of

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT ADVISORY AND ADMINISTRATIVE FEES (continued)

the following Portfolios a fee at an annual rate of 0.10% of the Portfolios’ average daily net assets:

Portfolio	Fee
Baron Asset	0.10%
Columbia Small Cap Value II	0.10%
Lord Abbett U.S. Government Securities	0.10%
Neuberger Berman Partners	0.10%
Neuberger Berman Regency	0.10%
Pioneer High Yield	0.10%
Templeton Foreign Equity	0.10%
UBS U.S. Small Cap Growth	0.10%

In addition to providing all administrative services necessary for the Portfolio’s operations, the administrator also assumes all ordinary recurring direct costs of the Portfolios below, such as custodian fees, director’s fees, transfer agency fees and accounting fees. As compensation for these services, the Administrator receives a monthly fee from each Portfolio below at an annual rate based on the average daily net assets of each Portfolio as follows:

Portfolio	Fee
American Century Large Company Value	0.20%
American Century Select	0.02%
American Century Small-Mid Cap Value(1)	0.25%
Baron Small Cap Growth(1)	0.23%
Davis Venture Value	0.10%
Fundamental Research	0.20%
Goldman Sachs® Capital Growth(2)	0.10%
Goldman Sachs® Structured Equity	0.20%
JPMorgan International	0.20%
JPMorgan Mid Cap Value(3)	0.25%
Legg Mason Partners Aggressive Growth	0.13%
Legg Mason Partners Large Cap Growth	0.20%
MFS Capital Opportunities	0.25%
OpCap Balanced Value	0.20%
Oppenheimer Global	0.06%
Oppenheimer Strategic Income	0.04%
PIMCO Total Return(4)	0.25%
T. Rowe Price Diversified Mid Cap Growth	0.02%
T. Rowe Price Growth Equity	0.15%
UBS U.S. Large Cap Equity	0.15%
Van Kampen Comstock(3)	0.25%
Van Kampen Equity and Income	0.02%

(1) Prior to January 1, 2006, rate was 0.40%

(2) Prior to January 1, 2006, rate was 0.20%

(3) Prior to April 28, 2006, rate was 0.35%

(4) Prior to January 1, 2006, rate was 0.35%

NOTE 5 — DISTRIBUTION AND SERVICE FEE

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 (“the Plan”) for the Adviser Class shares of each Portfolio. The Plan provides for a distribution fee, payable to the Distributor. The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement as described under the Plan. Under the Plan, a Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Adviser Class shares. Effective April 28, 2006, the Distributor has voluntarily agreed to waive all or a portion of the distribution fees for the Oppenheimer Global and the T. Rowe Price Diversified Mid Cap Growth Portfolios so that total net operating expenses do not exceed 1.15% for each Portfolio’s respective Adviser Class Shares through May 1, 2007.

Service and Adviser Classes of shares are further subject to a shareholder servicing fee payable to Shareholder Organizations pursuant to the Shareholder Servicing Plan adopted for Service and Adviser Classes which shall not exceed an annual rate of 0.25% of the average daily net assets of each of the Service and Adviser Classes. Effective May 1, 2006, the Distributor has voluntarily agreed to waive all or a portion of the services fees for Oppenheimer Strategic Income, so that total net operating expenses for Adviser Class shares do not exceed 1.00% and for Service Class shares do not exceed 0.75%, through May 1, 2007.

Fees paid to the Distributor and Shareholder Organizations by class during the six months ended June 30, 2006 are shown in the accompanying Statements of Operations.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2006, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (See Note 4):

Portfolio	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Accrued Waivers	Total
American Century Large Company Value	$71,754	$17,939	$10,856	$—	$100,549
American Century Select	185,543	5,798	6,728	—	198,069
American Century Small-Mid Cap Value	100,207	24,292	14,283	—	138,782
Baron Asset	6,323	666	1,244	—	8,233
Baron Small Cap Growth	292,617	79,179	69,517	—	441,313
Columbia Small Cap Value II	13,670	1,823	2,239	—	17,732
Davis Venture Value	63,679	7,960	19,702	—	91,341
Fundamental Research	52,149	17,383	10,049	—	79,581
Goldman Sachs® Capital Growth	28,095	3,512	8,758	—	40,365
Goldman Sachs® Structured Equity	33,165	9,476	12,120	—	54,761
JPMorgan International	603,125	150,782	24,966	—	778,873

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Portfolio	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Accrued Waivers	Total
JPMorgan Mid Cap Value	$116,547	$38,849	$22,772	$—	$178,168
Legg Mason Partners Aggressive Growth	633,410	122,571	41,510	—	797,491
Legg Mason Partners Large Cap Growth	25,617	8,006	10,544	—	44,167
Lord Abbett U.S. Government Securities	23,076	4,910	3,368	—	31,354
MFS Capital Opportunities	93,860	36,100	176	—	130,136
Neuberger Berman Partners	98,784	16,464	765	1,158	117,171
Neuberger Berman Regency	5,214	695	741	—	6,650
OpCap Balanced Value	60,061	15,016	18,535	—	93,612
Oppenheimer Global	1,215,254	121,522	79,661	(16,498)	1,399,939
Oppenheimer Strategic Income	148,135	11,851	20,848	(8,492)	172,342
PIMCO Total Return	136,585	68,293	28,154		233,032
Pioneer High Yield	50,399	8,400	4,826	—	63,625
T. Rowe Price Diversified Mid Cap Growth	620,057	19,375	34,087	(2,631)	670,888
T. Rowe Price Growth Equity	593,351	148,338	47,979	—	789,668
Templeton Foreign Equity	13,567	1,696	2,149	—	17,412
UBS U.S. Large Cap Equity	162,944	34,917	2,911	—	200,772
UBS U.S. Small Cap Growth	4,919	547	38	—	5,504
Van Kampen Comstock	522,196	254,765	91,630	(193,679)	674,912
Van Kampen Equity and Income	432,768	15,736	23,171	—	471,675

At June 30, 2006, all shares of the Portfolios were owned by 1) separate accounts of ILIAC and its insurance company affiliates for the benefit of variable contract policyholders 2) ING National Trust, an indirect, wholly-owned subsidiary of ING Groep, as trustee or custodian of qualified pension and retirement plans that invest in the Portfolios directly and 3) ILIAC in connection with seed capital contributions made to the Portfolios.

NOTE 7 — EXPENSE LIMITATIONS

The Investment Adviser has entered into a written Expense Limitation Agreement with certain of the Portfolios, whereby the Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the following annual expenses to average daily net assets:

	Class ADV	Class I	Class S
Baron Asset	1.55%	1.05%	1.30%
Columbia Small Cap Value II	1.65%	1.15%	1.40%
Fundamental Research	1.25%	0.75%	1.00%
Lord Abbett U.S. Government Securities	1.22%	0.72%	0.97%
Neuberger Berman Partners	1.17%	0.67%	0.92%
Neuberger Berman Regency	1.38%	0.88%	1.13%
Pioneer High Yield	1.25%	0.75%	1.00%
Templeton Foreign Equity	1.48%	0.98%	1.23%
UBS U.S. Small Cap Growth	1.50%	1.00%	1.25%

The Investment Adviser may, at a later date, recoup from a Portfolio for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees by, and any recoupment to the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio. Amounts payable by the Investment Manager are reflected on the accompanying Statements of Assets and Liabilities for each Portfolio.

For the six months ended June 30, 2006, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Manager, and the related expiration dates are as follows:

	June 30
	2007	2008	2009	Total
Baron Asset	—	—	$21,580	$21,580
Fundamental Research	—	—	9,836	9,836
Lord Abbett U.S. Government Securities	—	—	10,873	10,873
Neuberger Berman Partners	—	—	89,437	89,437
Neuberger Berman Regency	—	—	22,482	22,482
Pioneer High Yield	—	—	26,919	26,919
Templeton Foreign Equity	—	—	38,783	38,783
UBS U.S. Small Cap Growth	—	—	3,652	3,652

The Expense Limitation Agreement is contractual and shall renew automatically unless ING Investments provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 8 — CALL OPTIONS WRITTEN

Written option activity for the Oppenheimer Strategic Income and PIMCO Total Return Portfolios for the six months ended June 30, 2006 was as follows:

Transactions in options written for ING Oppenheimer Strategic Income during the six months ended June 30, 2006, were as follows:

	# of Contracts	Notional $ Amount in 000s	Notional MXN Amount in 000s		Notional JPY Amount in 000s		Premium Net of Commission
Balance at 12/31/05	—	$3,890	MXN	—	JPY	—	$15,949
Options Written	—	—	4,300		1,842,000		43,404
Options Terminated in Closing Purchase Transactions	—	(3,890)	—		—		(15,949)
Options Expirations	—	—	—		—		—
Options Exercised	—	—	—		—		—
Balance at 6/30/06	—	$—	MXN	4,300	JPY	1,842,000	$43,404

Transactions in options written for PIMCO Total Return during the six months ended June 30, 2006, were as follows:

	Notional # of Contracts	Notional Amount in 000s	Premium Net of Commissions
Balance at 12/31/05	128	$24,400	$258,938
Options Written	381	35,900	357,840
Options Terminated in Closing Purchase Transactions	(229)	(25,600)	(204,610)
Options Expirations	(128)	(2,300)	(46,886)
Options Exercised	—	—	—
Balance at 6/30/06	152	$32,400	$365,282

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Class I Shares		Class S Shares		Class ADV Shares
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
American Century Large Company Value (Number of Shares)
Shares sold	2,363,315	2,661,918	201,316	306,759	191,951	478,928
Dividends reinvested	—	13,064	—	38,001	—	5,040
Shares redeemed	(202,530)	(101,274)	(1,526,531)	(1,986,733)	(88,601)	(263,373)
Net increase (decrease) in shares outstanding	2,160,785	2,573,708	(1,325,215)	(1,641,973)	103,350	220,595

American Century Large Company Value ($)
Shares sold	$34,799,841	$37,349,021	$2,926,883	$4,287,796	$2,784,735	$6,612,829
Dividends reinvested	—	179,496	—	521,379	—	68,599
Shares redeemed	(3,015,950)	(1,407,870)	(22,465,503)	(27,663,175)	(1,295,028)	(3,547,962)
Net increase (decrease)	$31,783,891	$36,120,647	$(19,538,620)	$(22,854,000)	$1,489,707	$3,133,466

	Class I Shares		Class S Shares		Class ADV Shares
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
American Century Select (Number of Shares)
Shares sold	1,528,960	31,914,281	94,320	436,803	467,272	246,400
Shares redeemed	(6,226,304)	(10,661,975)	(370,034)	(1,016,486)	(1,146,394)	(1,227,514)
Net increase (decrease) in shares outstanding	(4,697,344)	21,252,306	(275,714)	(579,683)	(679,122)	(981,114)

American Century Select ($)
Shares sold	$14,366,076	$278,369,130	$864,466	$3,904,181	$4,265,736	$2,206,539
Shares redeemed	(57,824,006)	(97,997,787)	(3,444,992)	(9,000,068)	(10,554,640)	(11,026,541)
Net increase (decrease)	$(43,457,930)	$180,371,343	$(2,580,526)	$(5,095,887)	$(6,288,904)	$(8,820,002)

	Class I Shares		Class S Shares		Class ADV Shares
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
American Century Small-Mid Cap Value (Number of Shares)
Shares sold	1,488,459	1,827,763	306,756	912,770	245,460	587,711
Dividends reinvested	—	436,034	—	402,482	—	97,983
Shares redeemed	(244,321)	(657,550)	(337,338)	(742,863)	(107,590)	(171,647)
Net increase (decrease) in shares outstanding	1,244,138	1,606,247	(30,582)	572,389	137,870	514,047

American Century Small-Mid Cap Value ($)
Shares sold	$18,531,967	$22,769,281	$3,814,627	$11,224,643	$3,000,626	$7,261,980
Dividends reinvested	—	5,194,173	—	4,790,142	—	1,152,631
Shares redeemed	(3,006,734)	(7,948,088)	(4,175,973)	(9,329,831)	(1,321,645)	(2,078,194)
Net increase (decrease)	$15,525,233	$20,015,366	$(361,346)	$6,684,954	$1,678,981	$6,336,417

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Class I Shares	Class S Shares	Class ADV Shares
	January 3, 2006(1) to June 30, 2006	May 3, 2006(1) to June 30, 2006	January 18, 2006(1) to June 30, 2006
Baron Asset (Number of Shares)
Shares sold	509,432	261	305,333
Shares redeemed	(8,389)	—	(7,523)
Net increase in shares outstanding	501,043	261	297,810

Baron Asset ($)
Shares sold	$5,094,333	$2,673	$3,066,618
Shares redeemed	(87,029)	—	(77,425)
Net increase	$5,007,304	$2,673	$2,989,193

	Class I Shares		Class S Shares		Class ADV Shares
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Baron Small Cap Growth (Number of Shares)
Shares sold	2,651,615	3,405,463	4,620,153	7,294,601	570,188	1,175,024
Shares redeemed	(564,542)	(355,053)	(2,099,317)	(1,997,997)	(175,643)	(341,891)
Net increase in shares outstanding	2,087,073	3,050,410	2,520,836	5,296,604	394,545	833,133

Baron Small Cap Growth ($)
Shares sold	$46,397,324	$53,251,215	$80,236,022	$113,602,924	$9,793,392	$17,807,762
Shares redeemed	(10,017,522)	(5,541,929)	(36,236,299)	(30,969,966)	(3,008,776)	(5,195,708)
Net increase	$36,379,802	$47,709,286	$43,999,723	$82,632,958	$6,784,616	$12,612,054

	Class I Shares	Class S Shares
	April 28, 2006(1) to June 30, 2006	May 1, 2006(1) to June 30, 2006
Columbia Small Cap Value II (Number of Shares)
Shares sold	1,253,697	1,773,672
Shares redeemed	(34,173)	(2,198)
Net increase in shares outstanding	1,219,524	1,771,474

Columbia Small Cap Value II ($)
Shares sold	$12,503,007	$16,900,824
Shares redeemed	(321,487)	(20,823)
Net increase	$12,181,520	$16,880,001

	Class I Shares		Class S Shares		Class ADV Shares
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Davis Venture Value (Number of Shares)
Shares sold	547,540	45,465	2,276,870	486,605	34,434	539,144
Dividends reinvested	—	408	—	—	—	315
Shares redeemed	(28,164)	(62,574)	(418,758)	(1,369,582)	(64,295)	(499,011)
Net increase (decrease) in shares outstanding	519,376	(16,701)	1,858,112	(882,977)	(29,861)	40,448

Davis Venture Value ($)
Shares sold	$10,558,021	$817,668	$43,459,395	$8,749,608	$647,989	$9,508,471
Dividends reinvested	—	7,346	—	—	—	5,573
Shares redeemed	(539,044)	(1,130,716)	(8,004,860)	(24,365,401)	(1,212,569)	(8,889,431)
Net increase (decrease)	$10,018,977	$(305,702)	$35,454,535	$(15,615,793)	$(564,580)	$624,613

(1) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Class I Shares		Class S Shares		Class ADV Shares
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Fundamental Research (Number of Shares)
Shares sold	4,038,206	62,654	2,331,444	652,623	24,151	53,097
Shares issued in merger	1,827,316	795,084	—	—	—	—
Dividends reinvested	—	5,902	—	40,102	—	3,246
Shares redeemed	(543,086)	(163,939)	(779,074)	(2,307,923)	(57,867)	(53,779)
Net increase (decrease) in shares outstanding	5,322,436	699,701	1,552,370	(1,615,198)	(33,716)	2,564

Fundamental Research ($)
Shares sold	$39,147,742	$545,101	$21,624,767	$5,666,170	$224,948	$460,479
Shares issued in merger	17,722,282	7,324,877	—	—	—	—
Dividends reinvested	—	49,929	—	339,663	—	27,298
Shares redeemed	(5,016,126)	(1,422,007)	(7,281,806)	(19,964,556)	(539,780)	(460,687)
Net increase (decrease)	$51,854,398	$5,731,745	$14,342,961	$(13,958,723)	$(314,832)	$27,090

	Class I Shares		Class S Shares		Class ADV Shares
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Goldman Sachs® Capital Growth (Number of Shares)
Shares sold	46,320	118,944	263,318	565,786	68,548	69,593
Dividends reinvested	—	895	—	20,823	—	—
Shares redeemed	(39,430)	(31,348)	(1,909,213)	(3,466,737)	(155,554)	(277,094)
Net increase (decrease) in shares outstanding	6,890	88,491	(1,645,895)	(2,880,128)	(87,006)	(207,501)

Goldman Sachs® Capital Growth ($)
Shares sold	$549,538	$1,337,332	$3,082,216	$6,177,415	$804,712	$761,815
Dividends reinvested	—	9,754	—	226,138	—	—
Shares redeemed	(463,804)	(345,991)	(22,646,486)	(38,259,051)	(1,859,005)	(3,011,024)
Net increase (decrease)	$85,734	$1,001,095	$(19,564,270)	$(31,855,498)	$(1,054,293)	$(2,249,209)

	Class I Shares		Class S Shares		Class ADV Shares
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Goldman Sachs® Structured Equity (Number of Shares)
Shares sold	—	—	278,682	634,380	61,344	92,324
Dividends reinvested	—	15	—	1,064,865	—	7,296
Shares redeemed	(120)	—	(3,809,001)	(2,136,095)	(27,319)	(30,304)
Net increase (decrease) in shares outstanding	(120)	15	(3,530,319)	(436,850)	34,025	69,316

Goldman Sachs® Structured Equity ($)
Shares sold	$—	$—	$3,586,516	$7,962,334	$778,065	$1,158,740
Dividends reinvested	—	165	—	12,171,411	—	82,596
Shares redeemed	(1,604)	—	(49,627,919)	(26,495,371)	(353,205)	(375,052)
Net increase (decrease)	$(1,604)	$165	$(46,041,403)	$(6,361,626)	$424,860	$866,284

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Class I Shares		Class S Shares		Class ADV Shares
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
JPMorgan International (Number of Shares)
Shares sold	37,405,484	2,992,581	6,951,727	34,481,815	111,115	164,851
Dividends reinvested	—	224,057	—	246,190	—	1,136
Shares redeemed	(5,883,458)	(7,421,491)	(41,223,064)	(8,952,601)	(28,680)	(84,381)
Net increase (decrease) in shares outstanding	31,522,026	(4,204,853)	(34,271,337)	25,775,404	82,435	81,606

JPMorgan International ($)
Shares sold	$569,311,970	$37,093,357	$99,802,572	$421,334,049	$1,601,732	$2,038,736
Dividends reinvested	—	2,668,525	—	2,914,895	—	13,389
Shares redeemed	(87,792,322)	(91,750,930)	(617,779,575)	(110,440,369)	(406,747)	(1,055,855)
Net increase (decrease)	$481,519,648	$(51,989,048)	$(517,977,003)	$313,808,575	$1,194,985	$996,270

	Class I Shares		Class S Shares		Class ADV Shares
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
JPMorgan Mid Cap Value (Number of Shares)
Shares sold	1,134,339	2,647,024	337,274	2,011,533	306,027	666,879
Dividends reinvested	—	414,890	—	410,041	—	61,014
Shares redeemed	(388,728)	(1,286,352)	(491,854)	(1,445,928)	(98,253)	(194,750)
Net increase (decrease) in shares outstanding	745,611	1,775,562	(154,580)	975,646	207,774	533,143

JPMorgan Mid Cap Value ($)
Shares sold	$16,566,031	$38,175,596	$4,928,769	$28,693,281	$4,420,163	$9,602,999
Dividends reinvested	—	5,888,381	—	5,801,813	—	857,812
Shares redeemed	(5,707,625)	(18,071,001)	(7,144,817)	(20,973,214)	(1,428,381)	(2,797,151)
Net increase (decrease)	$10,858,406	$25,992,976	$(2,216,048)	$13,521,880	$2,991,782	$7,663,660

	Class I Shares		Class S Shares		Class ADV Shares
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Legg Mason Partners Aggressive Growth (Number of Shares)
Shares sold	10,650,227	501,090	2,955,396	7,470,449	120,008	117,048
Shares redeemed	(866,416)	(2,982,665)	(8,842,513)	(6,520,178)	(32,754)	(18,541)
Net increase (decrease) in shares outstanding	9,783,811	(2,481,575)	(5,887,117)	950,271	87,254	98,507

Legg Mason Partners Aggressive Growth ($)
Shares sold	$500,573,969	$21,086,158	$135,912,508	$295,891,931	$5,365,737	$4,736,368
Shares redeemed	(40,296,375)	(119,361,484)	(412,860,353)	(249,022,493)	(1,475,377)	(742,579)
Net increase (decrease)	$460,277,594	$(98,275,326)	$(276,947,845)	$46,869,438	$3,890,360	$3,993,789

	Class I Shares		Class S Shares		Class ADV Shares
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Legg Mason Partners Large Cap Growth (Number of Shares)
Shares sold	172,702	562,690	44,105	156,502	162,004	324,990
Dividends reinvested	—	193,291	—	129,778	—	271,521
Shares redeemed	(165,372)	(668,226)	(207,076)	(370,087)	(503,910)	(1,150,132)
Net increase (decrease) in shares outstanding	7,330	87,755	(162,971)	(83,807)	(341,906)	(553,621)

Legg Mason Partners Large Cap Growth ($)
Shares sold	$1,970,583	$6,393,969	$498,654	$1,799,706	$1,818,945	$3,711,025
Dividends reinvested	—	2,054,680	—	1,369,162	—	2,850,971
Shares redeemed	(1,912,491)	(7,577,392)	(2,381,081)	(4,297,264)	(5,781,008)	(13,131,647)
Net increase (decrease)	$58,092	$871,257	$(1,882,427)	$(1,128,396)	$(3,962,063)	$(6,569,651)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Class I Shares	Class S Shares
	January 3, 2006(1) to June 30, 2006	January 18, 2006(1) to June 30, 2006
Lord Abbett U.S. Government Securities (Number of Shares)
Shares sold	4,862,359	2,361,810
Shares redeemed	(662,676)	(750,725)
Net increase in shares outstanding	4,199,683	1,611,085

Lord Abbett U.S. Government Securities ($)
Shares sold	$48,236,456	$23,725,522
Shares redeemed	(6,560,059)	(7,446,852)
Net increase	$41,676,397	$16,278,670

	Class I Shares		Class S Shares		Class ADV Shares
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
MFS Capital Opportunities (Number of Shares)
Shares sold	50,225	218,098	2,002	766	2,275	1,354
Dividends reinvested	—	63,630	—	66	—	36
Shares redeemed	(724,291)	(1,898,027)	(441)	(7,115)	(75)	(3,414)
Net increase (decrease) in shares outstanding	(674,066)	(1,616,299)	1,561	(6,283)	2,200	(2,024)

MFS Capital Opportunities ($)
Shares sold	$1,416,236	$5,821,235	$55,477	$20,613	$62,824	$35,779
Dividends reinvested	—	1,677,923	—	1,734	—	946
Shares redeemed	(20,412,733)	(50,560,022)	(12,205)	(188,367)	(2,039)	(90,650)
Net increase (decrease)	$(18,996,497)	$(43,060,864)	$43,272	$(166,020)	$60,785	$(53,925)

	Class I Shares	Class S Shares
	January 19, 2006(1) to June 30, 2006	January 3, 2006(1) to June 30, 2006
Neuberger Berman Partners (Number of Shares)
Shares sold	22,053,965	9,492,534
Shares redeemed	(1,212,904)	(9,113,357)
Net increase in shares outstanding	20,841,061	379,177

Neuberger Berman Partners ($)
Shares sold	$227,650,860	$95,223,122
Shares redeemed	(12,221,353)	(94,678,875)
Net increase	$215,429,507	$544,247

(1)  Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Class I Shares	Class S Shares
	January 3, 2006(1) to June 30, 2006	January 12, 2006(1) to June 30, 2006
Neuberger Berman Regency (Number of Shares)
Shares sold	502,852	453,435
Shares redeemed	(9)	(52,620)
Net increase in shares outstanding	502,843	400,815

Neuberger Berman Regency ($)
Shares sold	$5,028,570	$4,528,255
Shares redeemed	(87)	(531,457)
Net increase	$5,028,483	$3,996,798

	Class I Shares		Class S Shares		Class ADV Shares
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
OpCap Balanced Value (Number of Shares)
Shares sold	56,672	80,997	218,529	862,329	17,720	44,169
Dividends reinvested	—	2,106	—	38,777	—	569
Shares redeemed	(29,202)	(78,341)	(2,891,742)	(4,073,657)	(23,693)	(73,629)
Net increase (decrease) in shares outstanding	27,470	4,762	(2,673,213)	(3,172,551)	(5,973)	(28,891)

OpCap Balanced Value ($)
Shares sold	$794,018	$1,080,048	$3,029,958	$11,538,629	$244,206	$585,645
Dividends reinvested	—	28,329	—	520,776	—	7,580
Shares redeemed	(409,284)	(1,056,901)	(40,452,833)	(54,650,002)	(325,920)	(981,543)
Net increase (decrease)	$384,734	$51,476	$(37,422,875)	$(42,590,597)	$(81,714)	$(388,318)

	Class I Shares		Class S Shares		Class ADV Shares
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Oppenheimer Global (Number of Shares)
Shares sold	2,422,333	103,016,953	3,349,000	3,428,892	987,721	1,210,802
Dividends reinvested	—	4,041,348	—	63,798	—	156,780
Shares redeemed	(5,303,039)	(13,320,574)	(128,817)	(2,076,401)	(433,081)	(3,887,592)
Net increase (decrease) in shares outstanding	(2,880,706)	93,737,727	3,220,183	1,416,289	554,640	(2,520,010)

Oppenheimer Global ($)
Shares sold	$36,500,650	$1,252,579,506	$49,125,113	$45,138,935	$14,272,162	$15,348,701
Dividends reinvested	—	57,127,283	—	886,166	—	2,162,494
Shares redeemed	(78,878,209)	(174,735,557)	(1,857,706)	(25,073,244)	(6,290,896)	(51,971,027)
Net increase (decrease)	$(42,377,559)	$1,134,971,232	$47,267,407	$20,951,857	$7,981,266	$(34,459,832)

	Class I Shares		Class S Shares		Class ADV Shares
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Oppenheimer Strategic Income (Number of Shares)
Shares sold	1,495,710	23,300,205	708,457	2,073,206	290,968	277,984
Dividends reinvested	—	685,117	—	122,816	—	9,827
Shares redeemed	(2,151,295)	(3,891,420)	(1,102,184)	(2,161,397)	(60,965)	(140,231)
Net increase (decrease) in shares outstanding	(655,585)	20,093,902	(393,727)	34,625	230,003	147,580

Oppenheimer Strategic Income ($)
Shares sold	$15,195,143	$233,758,163	$7,211,237	$20,965,239	$2,929,082	$2,802,224
Dividends reinvested	—	6,830,671	—	1,224,476	—	97,781
Shares redeemed	(21,797,845)	(39,258,179)	(11,156,927)	(21,799,624)	(616,391)	(1,410,390)
Net increase (decrease)	$(6,602,702)	$201,330,655	$(3,945,690)	$390,091	$2,312,691	$1,489,615

(1)  Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Class I Shares		Class S Shares		Class ADV Shares
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
PIMCO Total Return (Number of Shares)
Shares sold	5,125,563	9,717,091	814,947	3,353,861	613,028	1,177,965
Dividends reinvested	—	370,074	—	202,898	—	47,533
Shares redeemed	(659,306)	(1,047,575)	(597,935)	(3,915,857)	(280,860)	(455,201)
Net increase (decrease) in shares outstanding	4,466,257	9,039,590	217,012	(359,098)	332,168	770,297

PIMCO Total Return ($)
Shares sold	$55,821,097	$106,751,522	$8,838,484	$36,646,753	$6,603,267	$12,796,531
Dividends reinvested	—	4,041,205	—	2,207,527	—	514,778
Shares redeemed	(7,166,939)	(11,475,514)	(6,495,500)	(42,874,969)	(3,024,069)	(4,929,923)
Net increase (decrease)	$48,654,158	$99,317,213	$2,342,984	$(4,020,689)	$3,579,198	$8,381,386

	Class I Shares	Class S Shares	Class ADV Shares
	January 3, 2006(1) to June 30, 2006	January 20, 2006(1) to June 30, 2006	January 20, 2006(1) to June 30, 2006
Pioneer High Yield (Number of Shares)
Shares sold	10,108,872	1,035,072	791,920
Dividends reinvested	71,320	21,800	15,885
Shares redeemed	(1,343,300)	(133,884)	(79,281)
Net increase in shares outstanding	8,836,892	922,988	728,524

Pioneer High Yield ($)
Shares sold	$101,097,883	$10,339,551	$7,910,728
Dividends reinvested	707,583	217,457	158,450
Shares redeemed	(13,414,826)	(1,335,584)	(793,332)
Net increase	$88,390,640	$9,221,424	$7,275,846

	Class I Shares		Class S Shares		Class ADV Shares
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
T. Rowe Price Diversified Mid Cap Growth (Number of Shares)
Shares sold	4,428,007	90,855,628	407,213	830,513	3,966,521	1,278,984
Dividends reinvested	—	2,294,158	—	47,513	—	155,088
Shares redeemed	(9,805,884)	(21,132,843)	(218,488)	(1,967,457)	(4,458,214)	(3,384,627)
Net increase (decrease) in shares outstanding	(5,377,877)	72,016,943	188,725	(1,089,431)	(491,693)	(1,950,555)

T. Rowe Price Diversified Mid Cap Growth ($)
Shares sold	$41,028,823	$688,591,097	$3,672,263	$6,593,530	$34,498,781	$10,074,467
Dividends reinvested	—	18,009,139	—	369,650	—	1,195,725
Shares redeemed	(88,479,129)	(170,184,281)	(1,930,522)	(14,967,425)	(40,086,845)	(26,603,625)
Net increase (decrease)	$(47,450,306)	$536,415,955	$1,741,741	$(8,004,245)	$(5,588,064)	$(15,333,433)

(1)  Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Class I Shares		Class S Shares		Class ADV Shares
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
T. Rowe Price Growth Equity (Number of Shares)
Shares sold	3,948,624	1,609,059	677,241	3,099,968	351,872	570,153
Dividends reinvested	—	84,803	—	9,434	—	1,776
Shares redeemed	(465,658)	(1,291,892)	(2,940,981)	(357,686)	(176,703)	(503,779)
Net increase (decrease) in shares outstanding	3,482,966	401,970	(2,263,740)	2,751,716	175,169	68,150

T. Rowe Price Growth Equity ($)
Shares sold	$215,418,651	$79,961,165	$36,386,779	$153,365,981	$18,591,931	$27,928,540
Dividends reinvested	—	4,157,878	—	459,082	—	86,062
Shares redeemed	(25,191,121)	(63,812,431)	(159,891,028)	(18,001,009)	(9,354,140)	(24,632,482)
Net increase (decrease)	$190,227,530	$20,306,612	$(123,504,249)	$135,824,054	$9,237,791	$3,382,120

	Class I Shares	Class S Shares
	January 3, 2006(1) to June 30, 2006	January 12, 2006(1) to June 30, 2006
Templeton Foreign Equity (Number of Shares)
Shares sold	1,000,001	1,381,747
Shares redeemed	(86,372)	(188,600)
Net increase in shares outstanding	913,629	1,193,147

Templeton Foreign Equity ($)
Shares sold	$10,000,010	$13,931,263
Shares redeemed	(900,000)	(1,928,312)
Net increase	$9,100,010	$12,002,951

	Class I Shares		Class S Shares		Class ADV Shares
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
UBS U.S. Large Cap Equity (Number of Shares)
Shares sold	2,474,765	2,809,555	965,487	1,353,016	83,454	47,362
Dividends reinvested	—	267,258	—	4,244	—	106
Shares redeemed	(2,621,533)	(5,088,577)	(528,553)	(583,822)	(10,749)	(6,802)
Net increase (decrease) in shares outstanding	(146,768)	(2,011,764)	436,934	773,438	72,705	40,666

UBS U.S. Large Cap Equity ($)
Shares sold	$23,551,661	$24,386,763	$9,013,243	$11,895,077	$783,681	$420,260
Dividends reinvested	—	2,317,124	—	36,503	—	913
Shares redeemed	(24,941,657)	(44,378,759)	(5,004,290)	(5,299,117)	(99,319)	(59,843)
Net increase (decrease)	$(1,389,996)	$(17,674,872)	$4,008,953	$6,632,463	$684,362	$361,330

(1)  Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Class I Shares	Class S Shares	Class ADV Shares
	April 28, 2006(1) to June 30, 2006	April 28, 2006(1) to June 30, 2006	April 28, 2006(1) to June 30, 2006
UBS U.S. Small Cap Growth (Number of Shares)
Shares sold	747,272	28,854	101
Shares redeemed	(628)	(1,905)	—
Net increase in shares outstanding	746,644	26,949	101

UBS U.S. Small Cap Growth ($)
Shares sold	$7,414,353	$273,139	$1,010
Shares redeemed	(5,705)	(17,825)	—
Net increase	$7,408,648	$255,314	$1,010

	Class I Shares		Class S Shares		Class ADV Shares
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Van Kampen Comstock (Number of Shares)
Shares sold	23,242,153	5,486,121	6,152,808	19,691,222	630,670	1,196,208
Dividends reinvested	—	351,568	—	1,647,807	—	60,386
Shares redeemed	(1,535,357)	(574,665)	(19,530,991)	(3,022,164)	(170,514)	(177,672)
Net increase (decrease) in shares outstanding	21,706,796	5,263,024	(13,378,183)	18,316,865	460,156	1,078,922

Van Kampen Comstock ($)
Shares sold	$297,744,765	$65,570,222	$76,568,107	$235,202,173	$7,793,583	$14,252,401
Dividends reinvested	—	4,092,246	—	19,114,567	—	696,857
Shares redeemed	(19,557,301)	(6,932,026)	(249,539,493)	(35,920,390)	(2,124,401)	(2,104,032)
Net increase (decrease)	$278,187,464	$62,730,442	$(172,971,386)	$218,396,350	$5,669,182	$12,845,226

	Class I Shares		Class S Shares		Class ADV Shares
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Van Kampen Equity and Income (Number of Shares)
Shares sold	1,006,787	15,795,367	791,360	1,212,672	43,378	216,494
Dividends reinvested	—	54,984	—	870	—	421
Shares redeemed	(1,055,870)	(8,835,762)	(164,656)	(582,681)	(34,530)	(74,607)
Net increase (decrease) in shares outstanding	(49,083)	7,014,589	626,704	630,861	8,848	142,308

Van Kampen Equity and Income ($)
Shares sold	$37,333,604	$522,792,481	$28,917,701	$42,084,427	$1,574,132	$7,311,592
Dividends reinvested	—	1,872,766	—	29,541	—	14,161
Shares redeemed	(38,866,227)	(309,018,920)	(6,038,117)	(19,559,547)	(1,248,960)	(2,517,187)
Net increase (decrease)	$(1,532,623)	$215,646,327	$22,879,584	$22,554,421	$325,172	$4,808,566

(1)  Commencement of operations.

NOTES TO FINANCIAL STATEMENTSN AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 10 — ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Portfolio’s board, the following securities have been deemed to be illiquid. The Portfolios may invest up to 15% of net assets, in illiquid securities. ING value for certain of securities was determined by ING Funds Valuation Committee appointed by the Fund’s Board.

Portfolio	Security	Principal Amount	Initial Acquision Date	Cost	Value	Percent of Net Assets
PIMCO Total Return	Credit Default Swaps Dow Jones CDX.EM.3, receive 2.10%	900,000	04/15/05	$(23,400)	$29,354	0.0%
	General Motors Acceptance Corporation 6.650% due 1/15/2011, receive 3.55%	500,000	04/07/05	—	7,256	0.0%
	General Motors Acceptance Corporation 6.875% due 8/28/2012, receive 1.70%	500,000	07/19/05	—	414	0.0%
	Republic of Turkey 11.875% due 1/15/2030, pay 2.11%	100,000	09/26/05	—	2,657	0.0%
	Republic of Turkey 11.875% due 1/15/2030, pay 2.20%	100,000	09/20/05	—	2,332	0.0%
	Republic of Turkey 11.875% due 1/15/2030, pay 2.26%	300,000	09/16/05	—	5,776	0.0%
	Russian Federation 2.250% due 3/31/2030, receive 0.77%	200,000	05/18/05	—	609	0.0%
	Russian Federation 5.000% due 3/31/2030, receive 0.61%	400,000	03/11/05	—	560	0.0%
	Russian Federation 5.000% due 3/31/2030, receive 0.70%	500,000	03/15/05	—	1,020	0.0%
	Interest Rate Swaps
	Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4.00% Counterparty: Barclays Bank PLC	3,400,000	06/21/06	62,734	80,597	0.0%
	Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Lehman Brothers Special Financing Inc.	3,400,000	06/08/06	(64,056)	(94,430)	0.0%
	Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.00% Counterparty: Barclays Bank PLC	3,000,000	06/06/06	127,500	164,325	0.1%
	Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.25% Counterparty: Goldman Sachs Capital Markets, L.P.	600,000	06/27/06	64,307	64,215	0.0%
	Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.00% Counterparty: Lehman Brothers Special Financing Inc.	400,000	01/11/06	(15,162)	13,806	0.0%
	Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4.00% Counterparty: JPMorgan Chase Bank, N.A.	3,200,000	11/10/05	(114,759)	61,383	0.0%
	Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.00% Counterparty: Deutsche Bank AG	2,900,000	03/08/06	26,830	100,091	0.1%
	Options
	European Style Call Swaption OTC 3 Month Libor-Fund Pays Floating Strike @ 5.13% Exp 10/25/2006	5,200,000	05/30/06	8,190	1,560	0.0%
	European Style Call Swaption OTC 3 Month Libor-Fund Pays Floating Strike @ 5.25% Exp 06/07/2007	19,000,000	06/07/06	83,600	52,155	0.0%
	European Style Call Swaption OTC 3 Month Libor-Fund Pays Floating Strike @ 5.08% Exp 04/19/2007	12,000,000	05/02/06	40,350	17,352	0.0% %
	European Style Put Swaption OTC 3 Month Libor-Fund Receives Floating Strike @ 6.25% Exp 04/27/2009	500,000	04/28/04	35,750	21,228	0.0%
	European Style Call Swaption OTC 3 Month Libor-Fund Pays Floating Strike @ 5.75% Exp 04/27/2009	500,000	04/28/04	25,850	29,112	0.0%
	European Style Call Swaption OTC 3 Month Libor-Fund Pays Floating Strike @ 4.50% Exp 10/04/2006	2,300,000	10/04/05	11,730	—	0.0%
	European Style Call Swaption OTC 3 Month Libor-Fund Pays Floating Strike @ 4.54% Exp 10/04/2006	(1,800,000)	10/05/05	(21,082)	(2)	0.0%
	European Style Call Swaption OTC 3 Month Libor-Fund Pays Floating Strike @ 4.56% Exp 10/18/2006	(4,100,000)	10/18/05	(40,897)	(21)	0.0%
	European Style Call Option OTC Foreign Exchange Option JPY/NZD Strike @ 73.50 Exp 04/16/2007	1,500,000	04/17/06	15,690	6,527	0.0%
	European Style Call Swaption OTC 3 Month Libor-Fund Pays Floating Strike @ 4.73% Exp 02/01/2007	10,700,000	02/15/06	36,648	2,001	0.0%
				$259,823	$569,877	0.2%

NOTE 11 — REORGANIZATIONS

On April 29, 2006, Fundamental Research, as listed below (“Acquiring Portfolio”), acquired the assets and certain liabilities of USLICO Series Fund — The Stock Portfolio, also listed below (“Acquired Portfolio”), in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan or reorganization approved by the Acquired Portfolio’s shareholders. The number and value of shares issued by the Acquiring Portfolio are presented in Note 9 — Capital Share Transactions. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000’s)	Total Net Assets of Acquiring Portfolio (000’s)	Acquired Portfolio Unrealized Appreciation (000’s)	Conversion Ratio
Fundamental Research	USLICO Series Fund – The Stock Portfolio	$17,723	$59,979	$1,478	0.85

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 11 — REORGANIZATIONS (continued)

The net assets of Fundamental Research after the acquisition were approximately $77,702,010.

On December 3, 2005, Fundamental Research as listed below (“Acquiring Portfolio”), acquired the assets and certain liabilities of the ING VP Disciplined Large Cap Portfolio, also listed below (“Acquired Portfolio”), in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan or reorganization approved by the Acquired Portfolio’s shareholders. The number and value of shares issued by the Acquiring Portfolio are presented in Note 9 — Capital Share Transactions. Net assets and unrealized appreciation as of the reorganization dates were as follows:

Acquiring Portfolio Portfolio	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000’s)	Total Net Assets of Acquiring Portfolio (000’s)	Acquired Portfolio Unrealized Appreciation (000)	Conversion Ratio
Fundamental Research	ING VP Disciplined LargeCap Portfolio	$7,325	$34,839	$766	0.46

The Net assets of Fundamental Research after the acquisition were approximately $42,163,829.

NOTE 12 — CONCENTRATION OF RISKS

Non-Diversified (JPMorgan Mid Cap Value and Davis Venture Value). There is additional risk associated with being non-diversified, since the Portfolios are not limited in the proportion of their assets in a single issuer. The investment of a large percentage of a Portfolio’s assets in the securities of a small number of issuers may cause that Portfolio’s share price to fluctuate more than that of a diversified portfolio.

NOTE 13 — SECURITIES LENDING

Under an agreement with The Bank of New York (“BNY”), the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. Government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The securities purchased with cash collateral received are reflected in the Portfolio of Investments. Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security, however there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. The Portfolios bear the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2006, the following Portfolios had securities on loan with the following market values:

Portfolio	Value of Securities Loaned	Value of Collateral
American Century Large Company Value	$11,305,817	$11,613,546
American Century Select	49,506,701	50,767,393
American Century Small-Mid Cap Value	24,494,002	25,132,987
Goldman Sachs® Capital Growth	7,441,693	7,580,536
Goldman Sachs® Structured Equity	5,878,820	5,993,959
JPMorgan International	1,262,673	1,302,295
JPMorgan Mid Cap Value	23,630,549	24,087,948
Legg Mason Partners Aggressive Growth	231,817,412	237,464,081
MFS Capital Opportunities	16,296,391	16,669,572
OpCap Balanced Value	13,935,557	14,414,331
Oppenheimer Global	297,516,559	306,456,672
Oppenheimer Strategic Income	69,376,320	70,763,351
PIMCO Total Return	4,929,430	5,018,990
T. Rowe Price Diversified Mid Cap Growth	325,241,383	331,941,007
T. Rowe Price Growth Equity	168,140,805	171,978,977
UBS U.S. Large Cap Equity	38,511,604	39,272,043
Van Kampen Comstock	83,985,440	86,302,800

NOTE 14 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 14 — FEDERAL INCOME TAXES (continued)

capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
	Ordinary Income	Ordinary Income	Long-Term Capital Gains
American Century Large Company Value	$—	$769,475	$—
American Century Small-Mid Cap Value	—	8,405,035	2,731,901
Davis Venture Value	—	12,919	—
Fundamental Research	—	416,890	—
Goldman Sachs® Capital Growth	—	235,893	—
Goldman Sachs® Structured Equity	—	4,563,634	7,690,537
JPMorgan International	—	5,596,809	—
JPMorgan Mid Cap Value	$—	$5,769,366	$6,778,644
Legg Mason Partners Large Cap Growth	—	3,143,124	3,131,689
MFS Capital Opportunities	—	1,680,604	—
OpCap Balanced Value	—	556,685	—
Oppenheimer Global	—	56,677,221	3,498,723
Oppenheimer Strategic Income	—	8,152,928	—
PIMCO Total Return	—	5,368,461	1,395,048
Pioneer High Yield	1,251,085	—	—
T. Rowe Price Diversified Mid Cap Growth	—	11,971,399	7,603,115
T. Rowe Price Growth Equity	—	4,703,022	—
UBS U.S. Large Cap Equity	—	2,354,540	—
Van Kampen Comstock	—	8,250,085	15,653,585
Van Kampen Equity and Income	—	1,595,480	320,987

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2005 were:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Unrealized Appreciation/ Depreciation	Post-October Capital Losses Deferred	Post-October Currency Losses Deferred	Capital Loss Carryforwards	Expiration Dates
American Century Large Company Value	$1,439,489	$4,999,754	$5,049,060	$—	$—	$—	—
American Century Select	4,431,383	—	21,150,090	—	—	(1,748,688)	2010
American Century Small-Mid Cap Value	240,365	128,533	3,261,121	—	—	—	—
Baron Small Cap Growth	—	3,907,753	52,743,842	—	—	—	—
Davis Venture Value	8,141	8,144,363	2,586,501	—	—	—	—
Fundamental Research	—	—	—	—	—	$(966,939)	2008
	969,249	834,436	896,696	—	—	(322,313)	2009
						(322,313)	2010
						$(1,611,565)
Goldman Sachs® Capital Growth	—	—	6,832,526	—	—	$(10,123,388)	2010
						(4,114,134)	2011
						(2,145,265)	2012
						$(16,382,787)
Goldman Sachs® Structured Equity	2,646,146	5,747,720	8,045,709	—	—	—	—
JPMorgan International	8,267,001	—	201,186,027	—	—	$(81,211,114)	2009
						(70,771,343)	2010
						$(151,982,457)
JPMorgan Mid Cap Value	30,492	1,419,529	12,206,090	—	—	—	—
Legg Mason Partners Aggressive Growth	—	—	259,751,153	—	—	(254,104,483)	2010
Legg Mason Partners Large Cap Growth	750,931	45,255	4,432,652	—	—	—	—
MFS Capital Opportunities	880,670	—	8,562,951	—	—	$(70,639,357)	2009
						(113,367,765)	2010
						$(184,007,122)
OpCap Balanced Value	844,339	—	7,527,330	—	—	(1,105,038)	2010
Oppenheimer Global	1,752,025	3,300,634	315,022,504	—	(185,500)	—	—
Oppenheimer Strategic Income	83,002	—	(639,441)	—	—	(1,718,846)	2013
PIMCO Total Return	6,390,302	—	(1,062,513)	—	—	(1,828,225)	2013
T. Rowe Price Diversified Mid Cap Growth	23,212,590	2,312,806	136,950,906	—	—	—	—
T. Rowe Price Growth Equity	2,792,044	2,118,210	144,454,598	—	—	—	—
UBS U.S. Large Cap Equity	2,425,943	—	31,327,236	—	—	$(19,480,163)	2009
						(71,755,456)	2010
						$(91,235,619)
Van Kampen Comstock	19,656,162	29,262,771	22,862,673	—	—	—	—
Van Kampen Equity and Income	52,523,285	—	46,161,219	—	—	—	—

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 14 — FEDERAL INCOME TAXES (continued)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely- than-not to be sustained as of the adoption date. As of June 30, 2006, the Funds are currently assessing the impact, if any, that will result from adopting FIN 48.

NOTE 15 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

In 2004, ILIAC reported to the Boards of Directors/Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, ILIAC and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ILIAC has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ILIAC reported that management of U.S. affiliates of ING Groep N.V., including ILIAC (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

ILIAC has advised the Boards that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. ILIAC further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ILIAC has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, ING Funds Distributor, LLC (“IFD”), the distributor of certain ING Funds, settled an administrative proceeding with the NASD regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent (“AWC”) with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, in 2004, ILIAC reported to the Boards that, at that time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

•             Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•             ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•             In 1998, Golden American Life Insurance Company entered into arrangements permitting a

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 15 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters and the AWC, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the “SEC”) on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC’s Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

ILIAC reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ILIAC advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, ILIAC reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•             ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. ILIAC reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•             ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•             The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•             ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•             ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of Investments have been named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation concerning ING’s administration of the New Hampshire state employees deferred compensation plan. ING is cooperating with this regulator to resolve the matter. Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses.

These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged.

In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 16 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2006, the following Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains	Payable Date	Record Date
American Century Large Company Value
Class I	$0.1353	$0.0814	$0.6707	August 3, 2006	July 31, 2006
Class S	$0.0410	$0.0814	$0.6707	August 3, 2006	July 31, 2006
Class ADV	$0.0865	$0.0814	$0.6707	August 3, 2006	July 31, 2006
American Century Select
Class I	$0.1163	$—	$—	August 3, 2006	July 31, 2006
Class S	$0.0701	$—	$—	August 3, 2006	July 31, 2006
Class ADV	$0.0403	$—	$—	August 3, 2006	July 31, 2006
American Century Small-Mid Cap Value
Class I	$0.0033	$0.0216	$0.0130	August 3, 2006	July 31, 2006
Class S	$0.0021	$0.0216	$0.0130	August 3, 2006	July 31, 2006
Class ADV	$0.0012	$0.0216	$0.0130	August 3, 2006	July 31, 2006
Baron Small Cap Growth
Class I	$—	$—	$0.1539	August 3, 2006	July 31, 2006
Class S	$—	$—	$0.1539	August 3, 2006	July 31, 2006
Class ADV	$—	$—	$0.1539	August 3, 2006	July 31, 2006
Davis Venture Value
Class I	$0.0050	$—	$1.4292	August 3, 2006	July 31, 2006
Class S	$0.0011	$—	$1.4292	August 3, 2006	July 31, 2006
Class ADV	$—	$—	$1.4292	August 3, 2006	July 31, 2006
Fundamental Research
Class I	$0.0290	$0.0700	$0.0779	August 3, 2006	July 31, 2006
Class S	$0.0090	$0.0700	$0.0779	August 3, 2006	July 31, 2006
Class ADV	$—	$0.0700	$0.0779	August 3, 2006	July 31, 2006
Goldman Sachs Structured Equity
Class S	$0.1298	$0.4889	$1.3446	August 3, 2006	July 31, 2006
Class ADV	$0.1671	$0.4889	$1.3446	August 3, 2006	July 31, 2006
JPMorgan International
Class I	$0.1367	$—	$—	August 3, 2006	July 31, 2006
Class S	$0.0217	$—	$—	August 3, 2006	July 31, 2006
Class ADV	$0.0999	$—	$—	August 3, 2006	July 31, 2006
JPMorgan Mid Cap Value
Class I	$0.0023	$0.0009	$0.1057	August 3, 2006	July 31, 2006
Class S	$0.0008	$0.0009	$0.1057	August 3, 2006	July 31, 2006
Class ADV	$0.0001	$0.0009	$0.1057	August 3, 2006	July 31, 2006
Legg Mason Partners Large Cap Growth
Class I	$—	$0.1712	$0.0105	August 3, 2006	July 31, 2006
Class S	$—	$0.1712	$0.0105	August 3, 2006	July 31, 2006
Class ADV	$—	$0.1712	$0.0105	August 3, 2006	July 31, 2006
MFS Capital Opportunities
Class I	$0.1418	$—	$—	August 3, 2006	July 31, 2006
Class S	$0.0633	$—	$—	August 3, 2006	July 31, 2006
Class ADV	$0.0381	$—	$—	August 3, 2006	July 31, 2006
OpCap Balanced Value
Class I	$0.1888	$—	$—	August 3, 2006	July 31, 2006
Class S	$0.1293	$—	$—	August 3, 2006	July 31, 2006
Class ADV	$0.1147	$—	$—	August 3, 2006	July 31, 2006
Oppenheimer Global
Class I	$0.0105	$—	$0.0194	August 3, 2006	July 31, 2006
Class S	$0.0099	$—	$0.0194	August 3, 2006	July 31, 2006
Class ADV	$0.0079	$—	$0.0194	August 3, 2006	July 31, 2006
Oppenheimer Strategic Income
Class I	$0.0026	$—	$—	August 3, 2006	July 31, 2006
Class S	$0.0015	$—	$—	August 3, 2006	July 31, 2006
Class ADV	$0.0013	$—	$—	August 3, 2006	July 31, 2006

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 16 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains	Payable Date	Record Date
PIMCO Total Return
Class I	$0.2131	$—	$—	August 3, 2006	July 31, 2006
Class S	$0.1883	$—	$—	August 3, 2006	July 31, 2006
Class ADV	$0.1749	$—	$—	August 3, 2006	July 31, 2006
T. Rowe Price Diversified Mid Cap Growth
Class I	$—	$0.1756	$0.0175	August 3, 2006	July 31, 2006
Class S	$—	$0.1756	$0.0175	August 3, 2006	July 31, 2006
Class ADV	$—	$0.1756	$0.0175	August 3, 2006	July 31, 2006
T. Rowe Price Growth Equity
Class I	$0.1350	$—	$0.0908	August 3, 2006	July 31, 2006
Class S	$—	$—	$0.0908	August 3, 2006	July 31, 2006
Class ADV	$—	$—	$0.0908	August 3, 2006	July 31, 2006
UBS U.S. Large Cap Equity
Class I	$0.0797	$—	$—	August 3, 2006	July 31, 2006
Class S	$0.0709	$—	$—	August 3, 2006	July 31, 2006
Class ADV	$0.0730	$—	$—	August 3, 2006	July 31, 2006
Van Kampen Comstock
Class I	$0.1251	$0.1842	$0.4349	August 3, 2006	July 31, 2006
Class S	$0.0906	$0.1842	$0.4349	August 3, 2006	July 31, 2006
Class ADV	$0.0929	$0.1842	$0.4349	August 3, 2006	July 31, 2006
Van Kampen Equity and Income
Class I	$0.7277	$1.2934	$—	August 3, 2006	July 31, 2006
Class S	$0.6855	$1.2934	$—	August 3, 2006	July 31, 2006
Class ADV	$0.5894	$1.2934	$—	August 3, 2006	July 31, 2006

ING AMERICAN CENTURY	PORTFOLIO OF INVESTMENTS
LARGE COMPANY VALUE PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006

(as a percent of net assets)

Shares			Value
COMMON STOCK: 94.0%
		Aerospace/Defense: 0.7%
11,600		Northrop Grumman Corp.	$743,096
			743,096
		Agriculture: 1.4%
22,200		Altria Group, Inc.	1,630,146
			1,630,146
		Apparel: 1.4%
20,500	L	Liz Claiborne, Inc.	759,730
12,800	L	VF Corp.	869,376
			1,629,106
		Auto Parts & Equipment: 0.2%
8,700	L	Lear Corp.	193,227
			193,227
		Banks: 11.6%
85,800		Bank of America Corp.	4,126,980
15,900	L	National City Corp.	575,421
11,600		PNC Financial Services Group, Inc.	813,972
32,000		The Bank of New York	1,030,400
49,800		US BanCorp	1,537,824
34,900		Wachovia Corp.	1,887,392
45,100		Wells Fargo & Co.	3,025,308
			12,997,297
		Beverages: 1.8%
24,800		Coca-Cola Co.	1,066,896
28,800		Pepsi Bottling Group, Inc.	925,920
			1,992,816
		Chemicals: 2.0%
22,200		E.I. Du Pont de Nemours & Co.	$923,520
20,300		PPG Industries, Inc.	1,339,800
			2,263,320
		Commercial Services: 0.8%
11,600		H&R Block, Inc.	276,776
20,200		RR Donnelley & Sons Co.	645,390
			922,166
		Computers: 3.4%
10,800	@	Computer Sciences Corp.	523,152
58,000		Hewlett-Packard Co.	1,837,440
19,700		International Business Machines Corp.	1,513,354
			3,873,946
		Diversified Financial Services: 11.0%
107,500		Citigroup, Inc.	5,185,800
53,100		Freddie Mac	3,027,231
28,600		Merrill Lynch & Co., Inc.	1,989,416
33,500		Morgan Stanley	2,117,535
			12,319,982
		Electric: 3.5%
31,700		Exelon Corp.	1,801,511
31,500		NiSource, Inc.	687,960
43,000		PPL Corp.	1,388,900
			3,878,371
		Environmental Control: 0.7%
20,900		Waste Management, Inc.	749,892
			749,892
		Food: 2.3%
53,000	L	Kroger Co.	1,158,580
31,900		Sara Lee Corp.	511,038
42,800	@@	Unilever NV	965,140
			2,634,758
		Forest Products & Paper: 1.1%
20,400	L	Weyerhaeuser Co.	1,269,900
			1,269,900
		Healthcare-Products: 1.4%
25,900		Johnson & Johnson	1,551,928
			1,551,928
		Healthcare-Services: 0.5%
13,000	L	HCA, Inc.	560,950
			560,950
		Housewares: 0.7%
28,400		Newell Rubbermaid, Inc.	733,572
			733,572
		Insurance: 6.7%
26,400		Allstate Corp.	1,444,872
28,600		American International Group, Inc.	1,688,830
16,000		Hartford Financial Services Group, Inc.	1,353,600
25,800		Loews Corp.	914,610
23,200		Marsh & McLennan Cos., Inc.	623,848

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY	PORTFOLIO OF INVESTMENTS
LARGE COMPANY VALUE PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Insurance (continued)
9,100		MGIC Investment Corp.	$591,500
14,600		Torchmark Corp.	886,512
			7,503,772
		Investment Companies: 1.5%
13,500	L	SPDR Trust Series 1	1,718,280
			1,718,280
		Iron/Steel: 0.4%
9,200		Nucor Corp.	499,100
			499,100
		Machinery-Diversified: 0.6%
7,800		Deere & Co.	651,222
			651,222
		Media: 3.1%
21,400	L	Gannett Co., Inc.	1,196,902
104,000		Time Warner, Inc.	1,799,200
14,300	@	Viacom, Inc.	512,512
			3,508,614
		Miscellaneous Manufacturing: 4.5%
15,900		Dover Corp.	785,937
38,800		General Electric Co.	1,278,848
23,200	@@	Ingersoll-Rand Co.	992,496
9,500		Parker Hannifin Corp.	737,200
46,300	@@,L	Tyco International Ltd.	1,273,250
			5,067,731
		Office/Business Equipment: 0.7%
56,500	@,L	Xerox Corp.	785,915
			785,915
		Oil & Gas: 12.8%
6,200		Anadarko Petroleum Corp.	295,678
52,700	L	ChevronTexaco Corp.	3,270,562
34,600		ConocoPhillips	2,267,338
5,400		Devon Energy Corp.	326,214
82,200		Exxon Mobil Corp.	5,042,970
46,800	@@	Royal Dutch Shell PLC ADR	3,134,664
			14,337,426
		Pharmaceuticals: 5.1%
37,100		Abbott Laboratories	1,617,931
19,300		Merck & Co., Inc.	703,099
86,700		Pfizer, Inc.	2,034,849
31,500		Wyeth	1,398,915
			5,754,794
		Retail: 3.5%
41,100		Dollar General Corp.	574,578
35,600		Gap, Inc.	619,440
16,900		Home Depot, Inc.	604,851
36,900		McDonald’s Corp.	1,239,840
19,400		Wal-Mart Stores, Inc.	934,498
			3,973,207
		Savings & Loans: 1.5%
36,000		Washington Mutual, Inc.	1,640,880
			1,640,880
		Semiconductors: 0.7%
43,300		Intel Corp.	$820,535
			820,535
		Software: 3.1%
16,900	@	Fiserv, Inc.	766,584
82,000		Microsoft Corp.	1,910,600
53,400	@	Oracle Corp.	773,766
			3,450,950
		Telecommunications: 5.3%
70,200	L	AT&T, Inc.	1,957,878
25,900	@,L	Avaya, Inc.	295,778
35,400		BellSouth Corp.	1,281,480
46,900		Sprint Nextel Corp.	937,531
45,400		Verizon Communications, Inc.	1,520,446
			5,993,113
		Total Common Stock (Cost $99,031,578)	105,650,012

Principal Amount			Value
SHORT-TERM INVESTMENTS: 15.8%
	U.S. Government Agency Obligations: 5.4%
$6,103,000	Federal Home Loan Bank Discount
	Note, 4.700%, due 07/03/06		6,100,610
	Total U.S. Government Agency Obligations (Cost $6,100,610)		6,100,610
	Securities Lending Collateralcc: 10.4%
11,613,546	The Bank of New York Institutional Cash Reserves Fund		11,613,546
	Total Securities Lending Collateral (Cost $11,613,546)		11,613,546
	Total Short-Term Investments (Cost $17,714,156)		17,714,156
	Total Investments in Securities (Cost $116,745,734)*	109.8%	$123,364,168
	Other Assets and Liabilities-Net	(9.8)	(10,965,386)
	Net Assets	100.0%	$112,398,782

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $117,057,670. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$8,852,919
Gross Unrealized Depreciation	(2,546,421)
Net Unrealized Appreciation	$6,306,498

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY	PORTFOLIO OF INVESTMENTS
SELECT PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006

(as a percent of net assets)

Shares			Value
COMMON STOCK: 100.3%
		Advertising: 1.9%
76,690		Omnicom Group	$6,832,312
			6,832,312
		Aerospace/Defense: 5.5%
82,170		Boeing Co.	6,730,545
98,780		General Dynamics Corp.	6,466,139
110,080		Rockwell Collins, Inc.	6,150,170
			19,346,854
		Agriculture: 2.1%
176,790		Archer-Daniels-Midland Co.	7,297,891
			7,297,891
		Banks: 8.6%
176,000		Bank of America Corp.	8,465,600
146,060		Northern Trust Corp.	8,077,118
72,720	@@,L	UBS AG	7,977,384
196,580		US BanCorp.	6,070,390
			30,590,492
		Beverages: 2.3%
483,471	@@	Diageo PLC	8,120,531
			8,120,531
		Chemicals: 2.0%
171,320		E.I. Du Pont de Nemours & Co.	7,126,912
			7,126,912
		Coal: 1.6%
101,090		Peabody Energy Corp.	5,635,768
			5,635,768
		Commercial Services: 2.9%
41,080	@,L	CoStar Group, Inc.	$2,457,816
2,572,500	@@	Hopewell Highway Infrastructure Ltd.	1,938,996
143,880	L	Robert Half International, Inc.	6,042,960
			10,439,772
		Computers: 0.8%
90,250		Hewlett-Packard Co.	2,859,120
			2,859,120
		Cosmetics/Personal Care: 4.4%
262,682		Avon Products, Inc.	8,143,142
121,830		Colgate-Palmolive Co.	7,297,617
			15,440,759
		Diversified Financial Services: 6.1%
67,980	L	Capital One Financial Corp.	5,808,891
49,190		Goldman Sachs Group, Inc.	7,399,652
199,820		JPMorgan Chase & Co.	8,392,440
			21,600,983
		Electric: 1.1%
116,150		PPL Corp.	3,751,645
			3,751,645
		Electrical Components & Equipment: 3.1%
29,260		Emerson Electric Co.	2,452,281
54,990	@,L	Energizer Holdings, Inc.	3,220,764
154,028		Molex, Inc.	5,170,720
			10,843,765
		Electronics: 0.7%
42,300		Amphenol Corp.	2,367,108
			2,367,108
		Entertainment: 2.8%
257,000		International Game Technology	9,750,580
			9,750,580
		Healthcare-Products: 4.2%
187,630		Baxter International, Inc.	6,897,279
133,810		Johnson & Johnson	8,017,895
			14,915,174
		Healthcare-Services: 3.7%
77,340	@,L	Laboratory Corp. of America Holdings	4,812,868
81,320	L	Manor Care, Inc.	3,815,534
76,970		Quest Diagnostics	4,612,042
			13,240,444
		Holding Companies-Diversified: 0.3%
373,777	@@	China Merchants Holdings International Co. Ltd	1,140,347
			1,140,347
		Insurance: 5.4%
57,160		AMBAC Financial Group, Inc.	4,635,676
205,480		Loews Corp.	7,284,266
159,380		St. Paul Cos.	7,105,160
			19,025,102

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY	PORTFOLIO OF INVESTMENTS
SELECT PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Lodging: 5.0%
289,420	L	Hilton Hotels Corp.	$8,184,798
123,530	@,L	Las Vegas Sands Corp.	9,618,046
			17,802,844
		Machinery-Construction & Mining: 1.6%
77,470		Caterpillar, Inc.	5,769,966
			5,769,966
		Machinery-Diversified: 0.7%
31,990		Deere & Co.	2,670,845
			2,670,845
		Mining: 5.0%
216,810		Alcoa, Inc.	7,015,972
82,370		Phelps Dodge Corp.	6,767,519
71,140	@@	Rio Tinto PLC	3,745,958
			17,529,449
		Miscellaneous Manufacturing: 2.3%
103,150	S	3M Co.	8,331,426
			8,331,426
		Oil & Gas: 4.7%
127,580	@@,L	EnCana Corp.	6,715,811
44,490		Occidental Petroleum Corp.	4,562,450
184,120	@@	Statoil ASA ADR	5,251,102
			16,529,363
		Oil & Gas Services: 2.3%
161,200	@,L,S	Weatherford International Ltd.	7,998,744
			7,998,744
		Pharmaceuticals: 2.8%
215,710	@,@@,L	Elan Corp. PLC ADR	3,602,357
150,490	@	Hospira, Inc.	6,462,041
			10,064,398
		Retail: 4.6%
250,600		Limited Brands	6,412,854
150,360		Staples, Inc.	3,656,755
130,670		Wal-Mart Stores, Inc.	6,294,374
			16,363,983
		Semiconductors: 1.8%
169,420	@	MEMC Electronic Materials, Inc.	6,353,250
			6,353,250
		Software: 0.8%
59,760	S	First Data Corp.	2,691,590
			2,691,590
		Telecommunications: 6.7%
235,210	@,L	American Tower Corp.	7,319,735
248,490	@	Cisco Systems, Inc.	4,853,010
251,500	@@	Nokia OYJ ADR	5,095,390
191,140		Verizon Communications, Inc.	6,401,279
			23,669,414
		Transportation: 2.5%
66,630		Union Pacific Corp.	6,193,925
30,690	S	United Parcel Service, Inc.	2,526,706
			8,720,631
		Total Common Stock (Cost $359,264,963)	354,821,462

Principal Amount			Value
SHORT-TERM INVESTMENTS: 14.3%
	Securities Lending Collateralcc: 14.3%
$50,157,866	The Bank of New York Institutional Cash Reserves Fund		$50,767,393
	Total Short-Term Investments (Cost $50,767,393)		50,767,393
	Total Investments in Securities (Cost $410,032,356)*	114.6%	$405,588,855
	Other Assets and Liabilities-Net	(14.6)	(51,647,366)
	Net Assets	100.0%	$353,941,489

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $411,634,753.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$8,043,320
Gross Unrealized Depreciation	(14,089,218)
Net Unrealized Depreciation	$(6,045,898)

At June 30, 2006, the following forward foreign currency contract was outstanding for the ING American Century Select Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For		Value	Unrealized Appreciation (Depreciation)
British Pound Sterling
GBP 3,168,298	Sell	07/31/06	USD	5,770,992	5,863,010	$(92,018)
						$(92,018)

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY	PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006

(as a percent of net assets)

Shares			Value
COMMON STOCK: 96.5%
		Advertising: 0.2%
8,909	L	Advo, Inc.	$219,250
			219,250
		Aerospace/Defense: 1.8%
7,100	@,L	Alliant Techsystems, Inc.	542,085
17,400		Curtiss-Wright Corp.	537,312
10,500	L	DRS Technologies, Inc.	511,875
8,600	L	EDO Corp.	209,324
8,300	@,L	Moog, Inc.	284,026
473		Northrop Grumman Corp.	30,300
			2,114,922
		Agriculture: 0.5%
18,400		Delta & Pine Land Co.	541,009
			541,009
		Airlines: 0.4%
19,700		Skywest, Inc.	488,560
			488,560
		Apparel: 1.2%
7,000	@,L	Columbia Sportswear Co.	316,820
47,700		Wolverine World Wide, Inc.	1,112,841
			1,429,661
		Auto Parts & Equipment: 0.9%
32,600		ArvinMeritor, Inc.	560,394
26,456	L	Cooper Tire & Rubber Co.	294,720
9,400	L	Lear Corp.	208,774
			1,063,888
		Banks: 6.6%
1,324		BB&T Corp.	$55,065
10,000		Central Pacific Financial Corp.	387,000
17,206	L	Chemical Financial Corp.	526,504
5,700		Cullen/Frost Bankers, Inc.	326,610
6,010		Fifth Third BanCorp	222,070
29,800		First Midwest Bancorp, Inc.	1,104,984
34,000		Fulton Financial Corp.	541,162
21,200		Greater Bay Bancorp	609,500
12,100		Hanmi Financial Corp.	235,224
10,400	L	Pacific Capital Bancorp	323,648
6,000		Provident Bankshares Corp.	218,340
13,900		Sky Financial Group, Inc.	328,179
41,700		South Financial Group, Inc.	1,101,288
18,000		Sterling Bancshares, Inc.	337,500
2,668		SunTrust Banks, Inc.	203,462
18,300	L	Susquehanna Bancshares, Inc.	437,370
16,700	L	TCF Financial Corp.	441,715
4,300	L	Webster Financial Corp.	203,992
6,600		Wilmington Trust Corp.	278,388
			7,882,001
		Beverages: 0.2%
2,292		Anheuser-Busch Cos., Inc.	104,492
6,911		Coca-Cola Enterprises, Inc.	140,777
			245,269
		Building Materials: 0.7%
2,300	@	Genlyte Group, Inc.	166,589
13,000		LSI Industries, Inc.	220,870
3,734		Masco Corp.	110,676
5,600	L	Texas Industries, Inc.	297,360
			795,495
		Chemicals: 3.4%
886		Air Products & Chemicals, Inc.	56,633
1,312		EI Du Pont de Nemours & Co.	54,579
45,564	L	Ferro Corp.	727,201
3,400		FMC Corp.	218,926
11,891		International Flavors & Fragrances, Inc.	419,039
24,771		Minerals Technologies, Inc.	1,288,092
35,200		Olin Corp.	631,136
15,800		Sensient Technologies Corp.	330,378
16,900	L	UAP Holding Corp.	368,589
			4,094,573
		Coal: 0.4%
23,200	@,L	Alpha Natural Resources, Inc.	455,184
			455,184
		Commercial Services: 3.4%
9,400		ABM Industries, Inc.	160,740
1,988	@@	Accenture Ltd.	56,300
44,800	L	Advance America Cash Advance Centers, Inc.	785,792
21,700	@	Corrections Corp. of America	1,148,798
7,600	L	Kelly Services, Inc.	206,492
18,500		MAXIMUS, Inc.	428,275
8,300	@	PRA International	184,841
31,247	@,L	Valassis Communications, Inc.	737,117
9,400		Watson Wyatt & Co. Holdings	330,316
			4,038,671

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY	PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Computers: 2.8%
38,000	@	Covansys Corp.	$477,660
1,396		Diebold, Inc.	56,706
535	@	DST Systems, Inc.	31,833
15,800	@,L	Electronics for Imaging	329,904
8,100		Imation Corp.	332,505
15,900	L	Jack Henry & Associates, Inc.	312,594
94,400	@	McData Corp.	385,152
3,523	@	NCI, Inc.	46,151
79,100	@	Perot Systems Corp.	1,145,368
632		Reynolds & Reynolds Co.	19,383
13,799	@	Synopsys, Inc.	259,007
			3,396,263
		Cosmetics/Personal Care: 0.1%
5,100	@,L	Chattem, Inc.	154,887
			154,887
		Distribution/Wholesale: 0.6%
716		Genuine Parts Co.	29,829
5,700		Owens & Minor, Inc.	163,020
9,200	@,L	United Stationers, Inc.	453,744
414		WW Grainger, Inc.	31,145
			677,738
		Diversified Financial Services: 1.5%
22,000	@,L	Asset Acceptance Capital Corp.	435,600
2,294		Fannie Mae	110,341
3,607		Freddie Mac	205,635
18,400	@,L	Knight Capital Group, Inc.	280,232
458		Nuveen Investments, Inc.	19,717
35,200		Waddell & Reed Financial, Inc.	723,712
			1,775,237
		Electric: 2.9%
926		Dominion Resources, Inc.	69,256
18,427	L	Empire District Electric Co.	378,675
19,800	L	Great Plains Energy, Inc.	551,628
16,200		Idacorp, Inc.	555,498
5,100		Northeast Utilities	105,417
41,387		Puget Energy, Inc.	888,993
27,125		Westar Energy, Inc.	570,981
3,611		Wisconsin Energy Corp.	145,523
9,877		Xcel Energy, Inc.	189,441
			3,455,412
		Electrical Components & Equipment: 0.7%
3,101		American Power Conversion	60,438
10,600		Belden Cdt, Inc.	350,330
2,137		Hubbell, Inc.	93,152
1,735		Hubbell, Inc.	82,673
5,991	@,L	Littelfuse, Inc.	205,971
			792,564
		Electronics: 2.4%
36,200	@	Avnet, Inc.	724,724
27,600	@	Benchmark Electronics, Inc.	665,712
8,500	@,L	Coherent, Inc.	286,705
7,300	@	Flir Systems, Inc.	161,038
22,100		Methode Electronics, Inc.	232,271
29,100	@,L	Paxar Corp.	598,587
14,300	@	Vishay Intertechnology, Inc.	224,939
			2,893,976
		Engineering & Construction: 1.6%
10,100		Granite Construction, Inc.	$457,227
12,200	@,L	Insituform Technologies, Inc.	279,258
30,300	@	Shaw Group, Inc.	842,340
7,300		Washington Group International, Inc.	389,382
			1,968,207
		Entertainment: 1.2%
22,859		International Speedway Corp.	1,059,961
8,958		Speedway Motorsports, Inc.	337,970
			1,397,931
		Environmental Control: 0.1%
3,948	@	Nalco Holding Co.	69,603
2,504		Republic Services, Inc.	101,011
			170,614
		Equity Fund: 1.3%
2,400	L	iShares Russell 2000 Index Fund	172,560
15,400	L	iShares Russell 2000 Value Index Fund	1,114,498
1,386		iShares S&P MidCap 400 Index Fund	105,890
3,200	L	iShares S&P SmallCap 600/BARRA Value Index Fund	222,240
			1,615,188
		Food: 1.7%
3,105		ConAgra Foods, Inc.	68,652
15,200		Corn Products International, Inc.	465,120
8,474		Diamond Foods, Inc.	136,177
1,065		General Mills, Inc.	55,018
2,988		HJ Heinz Co.	123,165
10,900		JM Smucker Co.	487,230
1,777		Kraft Foods, Inc.	54,909
10,600	@	Performance Food Group Co.	322,028
5,200	@,L	Ralcorp Holdings, Inc.	221,156
4,915	@@	Unilever NV	110,833
			2,044,288
		Forest Products & Paper: 0.9%
14,500		Glatfelter	230,115
5,493		MeadWestvaco Corp.	153,419
17,100	L	Neenah Paper, Inc.	520,695
822		Rayonier, Inc.	31,162
1,916		Weyerhaeuser Co.	119,271
			1,054,662
		Gas: 1.6%
18,600		Atmos Energy Corp.	519,126
8,800		Northwest Natural Gas Co.	325,864
38,192		WGL Holdings, Inc.	1,105,658
			1,950,648
		Hand/Machine Tools: 1.3%
13,800	L	Kennametal, Inc.	859,050
12,700		Regal-Beloit Corp.	560,705
4,000	L	Snap-On, Inc.	161,680
			1,581,435
		Healthcare-Products: 3.7%
7,000	L	Arrow International, Inc.	230,141
26,662	L	Beckman Coulter, Inc.	1,481,005

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY	PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Healthcare-Products (continued)
7,500	@,L	Biosite, Inc.	$342,450
13,500		Dade Behring Holdings, Inc.	562,140
17,868	@,@@	Orthofix International NV	681,307
16,158		Steris Corp.	369,372
15,444	@	Symmetry Medical, Inc.	237,838
10,100	L	Vital Signs, Inc.	500,288
			4,404,541
		Healthcare-Services: 2.7%
23,100	@,L	Alliance Imaging, Inc.	147,840
19,300	@,L	Amsurg Corp.	439,079
14,811	@,L	Apria Healthcare Group, Inc.	279,928
11,800	@	Community Health Systems, Inc.	433,650
4,492		HCA, Inc.	193,830
34,806	@,L	LifePoint Hospitals, Inc.	1,118,317
2,005	@	National Dentex Corp.	46,516
5,000	@	Pediatrix Medical Group, Inc.	226,500
8,117	L	Universal Health Services, Inc.	407,960
			3,293,620
		Home Builders: 0.3%
3,600	L	Beazer Homes USA, Inc.	165,132
8,700	@,L	WCI Communities, Inc.	175,218
619		Winnebago Industries	19,214
			359,564
		Home Furnishings: 0.5%
14,900		Ethan Allen Interiors, Inc.	544,595
			544,595
		Household Products/Wares: 0.9%
5,200	@	Central Garden & Pet Co.	223,860
13,500		Ennis, Inc.	265,680
6,443		Kimberly-Clark Corp.	397,533
6,800		WD-40 Co.	228,276
			1,115,349
		Housewares: 0.0%
629	@@	Hunter Douglas NV	42,355
			42,355
		Insurance: 7.0%
1,476		AMBAC Financial Group, Inc.	119,704
23,100		American Equity Investment Life Holding Co.	246,246
5,800		AmerUs Group Co.	339,590
47,690	@@	Aspen Insurance Holdings Ltd.	1,110,700
12,200		Delphi Financial Group	443,592
12,000	L	Direct General Corp.	203,040
859		Genworth Financial, Inc.	29,928
477		Hartford Financial Services Group, Inc.	40,354
18,800		HCC Insurance Holdings, Inc.	553,472
14,700		Hilb Rogal & Hamilton Co.	547,869
4,312		Horace Mann Educators Corp.	73,088
5,920		Marsh & McLennan Cos., Inc.	159,189
1,601		MGIC Investment Corp.	104,065
33,200	@	National Atlantic Holdings Corp.	312,080
19,300		Phoenix Cos., Inc.	271,744
52,000	@@	Platinum Underwriters Holdings Ltd.	1,454,826
4,800	@,L	ProAssurance Corp.	231,264
11,800		Protective Life Corp.	550,116
5,577	@,@@	RAM Holdings Ltd.	$70,103
23,200	@@,L	Scottish Re Group Ltd.	386,976
3,100		Stancorp Financial Group, Inc.	157,821
13,300	@,L	Triad Guaranty, Inc.	650,104
12,400	L	United Fire & Casualty Co.	373,612
			8,429,483
		Internet: 0.1%
6,400	@	Avocent Corp.	168,000
			168,000
		Investment Companies: 0.5%
8,100	L	Medallion Financial Corp.	104,976
49,203	L	Patriot Capital Funding, Inc.	546,138
			651,114
		Iron/Steel: 1.7%
8,000		Gibraltar Industries, Inc.	232,000
3,400	@	Oregon Steel Mills, Inc.	170,571
2,100		Reliance Steel & Aluminum	167,197
35,500	L	Schnitzer Steel Industries, Inc.	1,259,540
9,000		Steel Technologies, Inc.	174,624
			2,003,932
		Leisure Time: 0.6%
3,959		Arctic Cat, Inc.	77,240
30,300	@,L	K2, Inc.	331,482
28,400	@	Town Sports International Holdings, Inc.	346,498
			755,220
		Machinery-Diversified: 2.0%
32,600	@,L	AGCO Corp.	858,032
3,900		Albany International Corp.	165,321
34,800	L	Briggs & Stratton Corp.	1,082,628
15,500	@	Kadant, Inc.	356,500
			2,462,481
		Media: 1.1%
1,614		Dow Jones & Co., Inc.	56,506
25,900		Hearst-Argyle Television, Inc.	571,354
59,100		Journal Communications, Inc.	664,284
3,397		Westwood One, Inc.	25,478
			1,317,622
		Metal Fabricate/Hardware: 2.2%
24,869	L	Kaydon Corp.	927,934
17,000		Mueller Industries, Inc.	561,510
4,000		Quanex Corp.	172,280
23,400		Timken Co.	784,134
8,100		Worthington Industries	169,695
			2,615,553
		Mining: 0.2%
9,730	L	Compass Minerals Intl., Inc.	242,764
			242,764
		Miscellaneous Manufacturing: 2.9%
4,100		Acuity Brands, Inc.	159,531
29,200	@,L	Applied Films Corp.	831,908
11,303		Aptargroup, Inc.	560,742
11,200		Crane Co.	465,920
21,100	@,L	Griffon Corp.	550,710

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY	PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Miscellaneous Manufacturing (continued)
1,381		Honeywell International, Inc.	$55,654
17,500	L	Lancaster Colony Corp.	690,725
10,800		Reddy Ice Holdings, Inc.	219,780
			3,534,970
		Office Furnishings: 0.3%
16,100		Herman Miller, Inc.	414,897
			414,897
		Office/Business Equipment: 0.0%
1,336		Pitney Bowes, Inc.	55,177
			55,177
		Oil & Gas: 2.5%
12,300	L	Cimarex Energy Co.	528,900
8,600	@	Encore Acquisition Co.	230,738
6,800	@	Forest Oil Corp.	225,488
6,000		Helmerich & Payne, Inc.	361,560
2,700	@,L	Houston Exploration Co.	165,213
2,536		Murphy Oil Corp.	141,661
4,400	@,L	Plains Exploration & Production Co.	178,376
13,200	@,L	Remington Oil & Gas Corp.	580,404
10,700		St. Mary Land & Exploration Co.	430,675
3,400	@	Stone Energy Corp.	158,270
			3,001,285
		Oil & Gas Services: 2.0%
24,300	@,L	Global Industries Ltd.	405,810
14,100	@,L	Helix Energy Solutions	569,076
7,100	@	Hornbeck Offshore Services, Inc.	252,192
28,800	@	Key Energy Services, Inc.	439,200
7,900	@	Lone Star Technologies	426,758
4,700	L	Lufkin Industries, Inc.	279,321
			2,372,357
		Packaging & Containers: 1.3%
31,443		Bemis Co.	962,785
17,400		Sonoco Products Co.	550,710
			1,513,495
		Pharmaceuticals: 1.5%
1,037		Bristol-Myers Squibb Co.	26,817
17,800	@	Kos Pharmaceuticals, Inc.	669,636
18,000	@	Par Pharmaceutical Cos, Inc.	332,280
34,400	L	Perrigo Co.	553,807
1,020		Schering-Plough Corp.	19,411
6,737	@	Watson Pharmaceuticals, Inc.	156,837
			1,758,788
		Pipelines: 0.3%
11,724		Equitable Resources, Inc.	392,754
			392,754
		Real Estate Investment Trust: 4.3%
42,200		American Financial Realty Trust	408,496
46,235		Annaly Mortgage Management, Inc.	592,270
3,300		BRE Properties	181,500
3,496		Education Realty Trust, Inc.	58,208
40,900		Getty Realty Corp.	1,163,196
18,700	L	Healthcare Realty Trust, Inc.	595,595
27,500		Highland Hospitality Corp.	387,200
19,300	L	Lexington Corporate Properties Trust	$416,880
7,100		Mack-Cali Realty Corp.	326,032
19,500		National Retail Properties, Inc.	389,025
29,000		Realty Income Corp.	635,100
			5,153,502
		Retail: 6.1%
8,000	@	BJ’s Wholesale Club, Inc.	226,800
22,700		Borders Group, Inc.	419,042
6,200	L	Casey’s General Stores, Inc.	155,062
36,205	@	CEC Entertainment, Inc.	1,162,905
7,600		Christopher & Banks Corp.	220,400
17,119		Dollar General Corp.	239,324
1,585		Family Dollar Stores, Inc.	38,722
1,608		Foot Locker, Inc.	39,380
32,700		Fred’s, Inc.	436,545
3,598		Gap, Inc.	62,605
37,900	@,L	HOT Topic, Inc.	436,229
25,000	L	Kenneth Cole Productions, Inc.	558,302
4,511		OSI Restaurant Partners, Inc.	156,081
8,400	@	Pacific Sunwear of California	150,612
15,900	@,L	Petco Animal Supplies, Inc.	324,837
47,100	L	Pier 1 Imports, Inc.	328,758
15,700	@	Rare Hospitality International, Inc.	451,532
678	@	Red Robin Gourmet Burgers	28,843
13,100		Ruby Tuesday, Inc.	319,771
5,700		Stage Stores, Inc.	188,100
23,800		Talbots, Inc.	439,110
36,600	L	Tuesday Morning Corp.	481,290
8,200	L	United Auto Group, Inc.	175,070
14,100	@	Zale Corp.	339,669
			7,378,989
		Savings & Loans: 1.8%
24,800		Flagstar Bancorp, Inc.	395,808
5,000		MAF Bancorp, Inc.	214,200
67,241		Washington Federal, Inc.	1,559,319
			2,169,327
		Semiconductors: 1.2%
3,557		Applied Materials, Inc.	57,908
1,391		Kla-Tencor Corp.	57,824
48,900	@,L	Mattson Technology, Inc.	477,753
21,400	@	Silicon Image, Inc.	230,692
2,193	@	Teradyne, Inc.	30,548
15,700	@,L	Varian Semiconductor Equipment Associates, Inc.	511,977
3,782	@	Veeco Instruments, Inc.	90,279
			1,456,981
		Software: 3.8%
31,900	@,L	Dendrite International, Inc.	294,756
5,200		MoneyGram International, Inc.	176,540
88,100	@	Parametric Technology Corp.	1,119,751
127,223	@	Sybase, Inc.	2,470,258
53,700	@,L	Ulticom, Inc.	562,239
			4,623,544
		Telecommunications: 1.2%
13,900	@	Aeroflex, Inc.	162,213
22,400	@	Andrew Corp.	198,464

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY	PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Telecommunications (continued)
23,044	L	Commonwealth Telephone Enterprises, Inc.	$764,139
4,119	@	CPI International, Inc.	59,726
34,300	@,L	EFJ, Inc.	206,143
			1,390,685
		Textiles: 0.5%
18,300		G&K Services, Inc.	627,690
			627,690
		Toys/Games/Hobbies: 0.1%
8,868		Hasbro, Inc.	160,599
			160,599
		Transportation: 2.8%
5,900	L	Alexander & Baldwin, Inc.	261,193
6,800	L	Arkansas Best Corp.	341,428
26,400	@@,L	Arlington Tankers Ltd.	598,752
55,500	@@	Double Hull Tankers, Inc.	747,585
18,600		Heartland Express, Inc.	332,754
6,600		Ryder System, Inc.	385,638
35,100		Werner Enterprises, Inc.	711,475
			3,378,825
		Total Common Stock (Cost $116,683,674)	116,087,591

Principal Amount			Value
SHORT-TERM INVESTMENTS: 20.9%
	Securities Lending Collateralcc: 20.9%
$25,132,987	The Bank of New York Institutional Cash Reserves Fund		$25,132,987
	Total Securities Lending Collateral (Cost $25,132,987)		25,132,987
	Total Short-Term Investments: (Cost $25,132,987)		25,132,987
	Total Investments in Securities (Cost $141,816,661)*	117.4%	$141,220,578
	Other Assets and Liabilities-Net	(17.4)	(20,937,028)
	Net Assets	100.0%	$120,283,550

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $142,998,180.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$4,234,151
	Gross Unrealized Depreciation	(6,011,753)
	Net Unrealized Depreciation	$(1,777,602)

At June 30, 2006, the following forward foreign currency contracts were outstanding for the ING American Century Small-Mid Cap Value Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For		Value	Unrealized Appreciation (Depreciation)
Euro EUR 48,935	Sell	07/31/06	USD	61,566	62,734	$(1,168)
Euro EUR 35,037	Sell	07/31/06	USD	44,092	44,917	(825)
Euro EUR 2,198	Sell	07/31/06	USD	3,525	3,566	(41)
						$(2,034)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING BARON ASSET PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006

(as a percent of net assets)

Shares			Value
COMMON STOCK: 97.8%
		Advertising: 3.1%
1,900	@	Getty Images, Inc.	$120,669
2,500	@	Lamar Advertising Co.	134,650
			255,319
		Apparel: 2.0%
3,100		Polo Ralph Lauren Corp.	170,190
			170,190
		Banks: 3.0%
2,800		Cathay General Bancorp	101,864
2,300		City National Corp.	149,707
			251,571
		Building Materials: 1.0%
1,600		Florida Rock Industries, Inc.	79,472
			79,472
		Coal: 1.4%
2,800		Arch Coal, Inc.	118,636
			118,636
		Commercial Services: 3.8%
700	@	Apollo Group, Inc.	36,169
3,200	@	Hewitt Associates, Inc.	71,936
5,500	@	Iron Mountain, Inc.	205,590
			313,695
		Computers: 1.0%
2,200	@	Kronos, Inc.	79,662
			79,662
		Distribution/Wholesale: 3.5%
2,800		Fastenal Co.	$112,812
2,100		Pool Corp.	91,623
1,500		Watsco, Inc.	89,730
			294,165
		Diversified Financial Services: 16.3%
2,500		AllianceBernstein Holding LP	152,850
10,700		Charles Schwab Corp.	170,986
400		Chicago Mercantile Exchange	196,460
5,500		Eaton Vance Corp.	137,280
1,600		First Marblehead Corp.	91,104
4,400		International Securities Exchange, Inc.	167,508
7,600		Jefferies Group, Inc.	225,188
3,000		Nuveen Investments, Inc.	129,150
400		Student Loan Corp.	80,800
			1,351,326
		Entertainment: 1.8%
4,100	@	Scientific Games Corp.	146,042
			146,042
		Environmental Control: 1.8%
2,300	@	Stericycle, Inc.	149,730
			149,730
		Food: 1.6%
2,000		Whole Foods Market, Inc.	129,280
			129,280
		Gas: 2.1%
6,500		Southern Union Co.	175,890
			175,890
		Healthcare-Products: 7.2%
3,200	@	Advanced Medical Optics, Inc.	162,240
1,800		Dentsply International, Inc.	109,080
2,300	@	Edwards Lifesciences Corp.	104,489
2,600	@	Henry Schein, Inc.	121,498
1,300	@	Idexx Laboratories, Inc.	97,669
			594,976
		Healthcare-Services: 6.4%
3,400	@	Community Health Systems, Inc.	124,950
1,900	@	Covance, Inc.	116,318
1,800	@	Laboratory Corp. of America Holdings	112,014
3,700		Manor Care, Inc.	173,604
			526,886
		Home Builders: 1.5%
5,000	@	Toll Brothers, Inc.	127,850
			127,850
		Insurance: 6.4%
2,300	@,@@	Arch Capital Group Ltd.	136,758
2,500		Assurant, Inc.	121,000
5,000		Brown & Brown, Inc.	146,100
4,200		HCC Insurance Holdings, Inc.	123,648
			527,506
		Lodging: 9.1%
4,600		Boyd Gaming Corp.	185,656
4,000	@	Las Vegas Sands Corp.	311,440
3,500	@	Wynn Resorts Ltd.	256,550
			753,646

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING BARON ASSET PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares				Value
		Oil & Gas: 4.6%
1,600		Helmerich & Payne, Inc.		$96,416
5,300		Range Resources Corp.		144,107
3,200		XTO Energy, Inc.		141,664
				382,187
		Oil & Gas Services: 1.1%
1,100	@	Seacor Smit, Inc.		90,310
				90,310
		Pharmaceuticals: 0.9%
2,300	@	VCA Antech, Inc.		73,439
				73,439
		Real Estate: 3.9%
9,900	@	CB Richard Ellis Group, Inc.		246,510
1,700		St. Joe Co.		79,118
				325,628
		Real Estate Investment Trust: 2.2%
500		AvalonBay Communities, Inc.		55,310
1,200		SL Green Realty Corp.		131,364
				186,674
		Retail: 5.3%
2,200	@	Carmax, Inc.		78,012
3,800	@	Cheesecake Factory		102,410
3,300	@	Copart, Inc.		81,048
1,700	@	O’Reilly Automotive, Inc.		53,023
3,800		Tiffany & Co.		125,476
				439,969
		Software: 1.4%
2,300		SEI Investments Co.		112,424
				112,424
		Transportation: 5.4%
3,000	@	CH Robinson Worldwide, Inc.		159,900
2,400		Expeditors International Washington, Inc.		134,424
6,100	@@	UTI Worldwide, Inc.		153,903
				448,227
		Total Common Stock (Cost $7,774,509)		8,104,700
		Total Investments in Securities (Cost $7,774,509)*	97.8%	$8,104,700
		Other Assets and Liabilities-Net	2.2	180,332
		Net Assets	100.0%	$8,285,032

@	Non-income producing security
@@	Foreign Issuer
*	Cost for federal income tax purposes is $7,774,657.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$761,028
Gross Unrealized Depreciation	(430,985)
Net Unrealized Appreciation	$330,043

See Accompanying Notes to Financial Statements

ING BARON SMALL CAP	PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006

(as a percent of net assets)

Shares			Value
COMMON STOCK: 89.8%
		Advertising: 0.7%
5,000	@	Getty Images, Inc.	$317,550
90,000		Harte-Hanks, Inc.	2,307,600
10,000		RH Donnelley Corp.	540,700
			3,165,850
		Airlines: 0.4%
145,000	@	JetBlue Airways Corp.	1,760,300
			1,760,300
		Apparel: 1.6%
240,000	@	Carter’s, Inc.	6,343,200
10,000		Polo Ralph Lauren Corp.	549,000
			6,892,200
		Banks: 6.0%
60,000		Cathay General Bancorp	2,182,800
190,000		Center Financial Corp.	4,491,600
120,000		Central Pacific Financial Corp.	4,644,000
160,000		First Republic Bank	7,328,000
200,000		UCBH Holdings, Inc.	3,308,000
110,000	@	Western Alliance Bancorp	3,825,800
			25,780,200
		Beverages: 0.9%
125,000	@	Peet’s Coffee & Tea, Inc.	3,773,750
			3,773,750
		Biotechnology: 0.3%
32,000	@	Charles River Laboratories International, Inc.	1,177,600
			1,177,600
		Building Materials: 1.3%
120,000		Eagle Materials, Inc.	$5,700,000
			5,700,000
		Chemicals: 1.4%
250,000	@	Symyx Technologies	6,037,500
			6,037,500
		Coal: 0.9%
25,000		Foundation Coal Holdings, Inc.	1,173,250
375,000	@	International Coal Group, Inc.	2,696,250
			3,869,500
		Commercial Services: 9.2%
80,000		Chemed Corp.	4,362,400
47,100	@	ChoicePoint, Inc.	1,967,367
110,000	@	CoStar Group, Inc.	6,581,300
325,000	@	DeVry, Inc.	7,140,250
100,000		Gevity HR, Inc.	2,655,000
18,200	@	Hewitt Associates, Inc.	409,136
50,000	@	LECG Corp.	923,500
130,000		Macquarie Infrastructure Co.	3,586,700
100,000	@	Morningstar, Inc.	4,148,000
125,000	@	PRA International	2,783,750
100,000	@	Senomyx, Inc.	1,443,000
25,000		Strayer Education, Inc.	2,428,000
64,000	@	Universal Technical Institute, Inc.	1,409,280
			39,837,683
		Computers: 1.0%
120,000	@	Kronos, Inc.	4,345,200
			4,345,200
		Distribution/Wholesale: 2.5%
135,000	@	Beacon Roofing Supply, Inc.	2,971,350
80,000		Pool Corp.	3,490,400
70,000		Watsco, Inc.	4,187,400
			10,649,150
		Diversified Financial Services: 7.7%
210,000		Cohen & Steers, Inc.	4,956,000
110,000		First Marblehead Corp.	6,263,400
16,000		GAMCO Investors, Inc.	588,160
200,000		International Securities Exchange, Inc.	7,614,000
250,000		Jefferies Group, Inc.	7,407,500
110,000		National Financial Partners Corp.	4,874,100
90,000	@	Thomas Weisel Partners Group, Inc.	1,710,900
			33,414,060
		Electric: 1.0%
160,000		ITC Holdings Corp.	4,252,800
			4,252,800
		Entertainment: 5.2%
125,000	@	Great Wolf Resorts, Inc.	1,501,250
130,000	@	Isle of Capri Casinos, Inc.	3,334,500
50,000	@	Penn National Gaming, Inc.	1,939,000
150,000	@	Scientific Games Corp.	5,343,000
250,000	@	Shuffle Master, Inc.	8,195,000
55,200	@	Six Flags Theme Parks, Inc.	199,510
45,000	@	Vail Resorts, Inc.	1,669,500
			22,181,760

See Accompanying Notes to Financial Statements

ING BARON SMALL CAP	PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Food: 1.2%
125,000	@	Ralcorp Holdings, Inc.	$5,316,250
			5,316,250
		Gas: 0.7%
88,198		Southern Union Co.	2,386,638
			2,386,638
		Healthcare-Products: 3.4%
100,000	@	Edwards Lifesciences Corp.	4,543,000
75,000	@	Gen-Probe, Inc.	4,048,500
35,000	@	Intuitive Surgical, Inc.	4,128,950
70,000	@	Kensey Nash Corp.	2,065,000
			14,785,450
		Healthcare-Services: 6.2%
235,000	@	Ameri Group Corp.	7,294,400
200,000	@	Centene Corp.	4,706,000
80,000	@	Community Health Systems, Inc.	2,940,000
35,000		Manor Care, Inc.	1,642,200
90,000	@	Odyssey HealthCare, Inc.	1,581,300
45,000	@	United Surgical Partners International, Inc.	1,353,150
150,000	@	WellCare Health Plans, Inc.	7,357,500
			26,874,550
		Holding Companies-Diversified: 0.2%
50,000	@	Nighthawk Radiology Holdings, Inc.	897,000
			897,000
		Home Builders: 1.2%
68,500		Brookfield Homes Corp.	2,257,075
40,000	@	Hovnanian Enterprises, Inc.	1,203,200
40,000	@	Meritage Homes Corp.	1,890,000
			5,350,275
		Household Products/Wares: 0.8%
100,000		Church & Dwight, Inc.	3,642,000
			3,642,000
		Insurance: 1.0%
65,000	@,@@	Arch Capital Group Ltd.	3,864,900
10,000		Brown & Brown, Inc.	292,200
			4,157,100
		Internet: 2.7%
80,000	@	Blue Nile, Inc.	2,572,800
50,000	@	Checkfree Corp.	2,478,000
120,000	@	Equinix, Inc.	6,583,200
			11,634,000
		Leisure Time: 0.9%
80,000	@	Life Time Fitness, Inc.	3,701,600
			3,701,600
		Lodging: 6.0%
175,000		Ameristar Casinos, Inc.	3,403,750
70,000		Choice Hotels International, Inc.	4,242,000
80,000	@@	Four Seasons Hotels, Inc.	4,915,200
40,000	@	Gaylord Entertainment Co.	1,745,600
61,000	@,@@	Kerzner International Ltd.	4,836,080
45,000		Station Casinos, Inc.	3,063,600
50,000	@	Wynn Resorts Ltd.	3,665,000
			25,871,230
		Oil & Gas: 1.8%
160,000	@	Encore Acquisition Co.	$4,292,800
40,000	@	EXCO Resources, Inc.	456,000
45,000		Range Resources Corp.	1,223,550
45,000	@	Whiting Petroleum Corp.	1,884,150
			7,856,500
		Oil & Gas Services: 4.4%
80,000		CARBO Ceramics, Inc.	3,930,400
80,000	@	Core Laboratories	4,883,200
160,000	@	Dresser-Rand Group, Inc.	3,756,800
80,000	@	FMC Technologies, Inc.	5,396,800
15,000	@	Seacor Smit, Inc.	1,231,500
			19,198,700
		Pharmaceuticals: 0.3%
250,000	@	Depomed, Inc.	1,467,500
			1,467,500
		Real Estate: 1.4%
240,000	@	CB Richard Ellis Group, Inc.	5,976,000
			5,976,000
		Real Estate Investment Trust: 0.9%
7,500	@	Alexander’s, Inc.	2,038,200
160,000		Spirit Finance Corp.	1,801,600
			3,839,800
		Retail: 14.3%
85,000	@	Cabela’s, Inc.	1,637,100
180,000	@	California Pizza Kitchen, Inc.	4,946,400
100,000	@	Carmax, Inc.	3,546,000
60,000	@	Cheesecake Factory	1,617,000
160,000	@	Copart, Inc.	3,929,600
200,000	@	Dick’s Sporting Goods, Inc.	7,920,000
80,000	@	DSW, Inc.	2,913,600
80,000	@	Guitar Center, Inc.	3,557,600
20,000	@	Panera Bread Co.	1,344,800
70,000	@	Petco Animal Supplies, Inc.	1,430,100
91,000	@	PF Chang’s China Bistro, Inc.	3,459,820
90,000	@	Red Robin Gourmet Burgers, Inc.	3,830,400
300,000	@	Select Comfort Corp.	6,891,000
100,000	@	Texas Roadhouse, Inc.	1,352,000
70,000	@	Tractor Supply Co.	3,868,900
100,000	@	Under Armour, Inc.	4,262,000
240,000		United Auto Group, Inc.	5,124,000
			61,630,320
		Telecommunications: 0.5%
90,000	@	SBA Communications Corp.	2,352,600
			2,352,600
		Transportation: 1.8%
15,000		Florida East Coast Industries	784,950
120,000	@	Genesee & Wyoming, Inc.	4,256,400
60,000		Landstar System, Inc.	2,833,800
			7,875,150
		Total Common Stock (Cost $313,807,154)	387,650,216

See Accompanying Notes to Financial Statements

ING BARON SMALL CAP	PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount				Value
CORPORATE BOND: 0.7%
		Lodging: 0.7%
$1,000,000	#	Wynn Resorts Ltd., 6.000%, due 07/15/15		$3,188,750
		Total Corporate Bond (Cost $981,875)		3,188,750
		Total Long-Term Investments (Cost $314,789,028)		390,838,966

SHORT TERM INVESTMENTS: 8.7%
		U.S. Government Agency Obligations: 8.7%
37,615,000		Federal Home Loan Bank Discount Note, 4.700%, due 07/03/06		37,600,267
		Total Short-Term Investments (Cost $37,600,267)		37,600,267
		Total Investments In Securities (Cost $352,389,295)*	99.2%	$428,439,233
		Other Assets and Liabilities-Net	0.8	3,595,057
		Net Assets	100.0%	$432,034,290

@	Non-income producing security
@@	Foreign Issuer
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is $353,010,640.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$90,553,546
	Gross Unrealized Depreciation	(15,124,953)
	Net Unrealized Appreciation	$75,428,593

See Accompanying Notes to Financial Statements

ING COLUMBIA	PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE II PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006

(as a percent of net assets)

Shares			Value
COMMON STOCK: 98.5%
		Aerospace/Defense: 1.7%
7,100	@	AAR Corp.	$157,833
7,600	@	Esterline Technologies Corp.	315,664
			473,497
		Airlines: 1.6%
11,900	@	Airtran Holdings, Inc.	176,834
6,800	@	Alaska Air Group, Inc.	268,056
			444,890
		Apparel: 1.1%
7,900		Phillips-Van Heusen	301,464
			301,464
		Auto Parts & Equipment: 2.9%
8,300	@	Keystone Automotive Industries, Inc.	351,839
8,400		Lear Corp.	186,564
10,500	@	Tenneco, Inc.	273,000
			811,403
		Banks: 11.5%
12,000		Bancorpsouth, Inc.	327,000
22,650		Cardinal Financial Corp.	263,781
11,800		Colonial BancGroup, Inc.	303,024
4,900		Community Bank System, Inc.	98,833
8,900		First Midwest Bancorp, Inc.	330,322
6,800		First Republic Bank	311,440
11,400		First State Bancorporation	271,092
10,000		Independent Bank Corp.	323,729
11,700		Placer Sierra Bancshares	$271,323
9,200		Prosperity Bancshares, Inc.	302,588
8,900		Seacoast Banking Corp. of Florida	237,007
10,900		Summit Bancshares, Inc.	231,189
			3,271,328
		Biotechnology: 0.4%
2,800	@	Vertex Pharmaceuticals, Inc.	102,788
			102,788
		Building Materials: 0.9%
18,500		Comfort Systems USA, Inc.	264,365
			264,365
		Chemicals: 1.6%
12,500		Olin Corp.	224,125
8,100		Westlake Chemical Corp.	241,380
			465,505
		Commercial Services: 7.1%
15,800		ABM Industries, Inc.	270,615
11,600	@	AMN Healthcare Services, Inc.	235,480
5,900		Banta Corp.	273,086
8,600	@	FTI Consulting, Inc.	230,222
10,600	@	H&E Equipment Services, Inc.	312,170
16,900	@	MPS Group, Inc.	254,514
35,600		Stewart Enterprises, Inc.	204,700
6,500		Watson Wyatt & Co. Holdings	228,410
			2,009,197
		Computers: 2.7%
26,200	@	Brocade Communications Systems, Inc.	160,868
9,600	@	Electronics for Imaging	200,448
8,700	@	Palm, Inc.	140,070
16,900	@	SYKES Enterprises, Inc.	273,104
			774,490
		Cosmetics/Personal Care: 1.4%
6,700	@	Chattem, Inc.	203,479
11,800		Inter Parfums, Inc.	203,196
			406,675
		Diversified Financial Services: 1.5%
1,500	@	Affiliated Managers Group	130,335
7,500	@@	Lazard Ltd.	303,000
			433,335
		Electric: 1.1%
6,100		WPS Resources Corp.	302,560
			302,560
		Electrical Components & Equipment: 0.2%
10,000	@	GrafTech International Ltd.	58,000
			58,000
		Electronics: 2.6%
8,100	@	Coherent, Inc.	273,213
8,000		Park Electrochemical Corp.	206,000
7,800		Watts Water Technologies, Inc.	261,690
			740,903

See Accompanying Notes to Financial Statements

ING COLUMBIA	PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE II PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Engineering & Construction: 1.0%
5,500		Washington Group International, Inc.	$293,370
			293,370
		Entertainment: 0.8%
10,100		Carmike Cinemas, Inc.	213,448
			213,448
		Environmental Control: 1.1%
9,000		American Ecology Corp.	238,500
6,800	@	Basin Water, Inc.	68,136
			306,636
		Food: 0.8%
17,600	@	Gold Kist, Inc.	235,312
			235,312
		Forest Products & Paper: 0.8%
13,500		Glatfelter	214,245
			214,245
		Gas: 2.0%
9,300		Atmos Energy Corp.	259,563
6,700		New Jersey Resources Corp.	313,426
			572,989
		Hand/Machine Tools: 0.6%
2,800		Kennametal, Inc.	174,300
			174,300
		Healthcare-Products: 0.7%
9,400	@	Medical Action Industries, Inc.	207,646
			207,646
		Healthcare-Services: 1.7%
7,700	@	LifePoint Hospitals, Inc.	247,401
12,300	@	Res-Care, Inc.	246,000
			493,401
		Home Builders: 0.6%
14,800	@	Champion Enterprises, Inc.	163,392
			163,392
		Household Products/Wares: 0.7%
11,600	@	Helen of Troy	213,440
			213,440
		Insurance: 3.7%
8,500		Delphi Financial Group	309,060
7,000		NYMAGIC, Inc.	203,350
10,500	@@	Platinum Underwriters Holdings Ltd.	293,790
6,500		Zenith National Insurance Corp.	258,248
			1,064,448
		Internet: 1.1%
12,000	@	TIBCO Software, Inc.	84,600
22,700	@	WebMethods, Inc.	224,049
			308,649
		Investment Companies: 1.2%
18,000		Apollo Investment Corp.	332,640
			332,640
		Iron/Steel: 2.2%
2,600		Carpenter Technology	$300,300
5,125		Steel Dynamics, Inc.	336,918
			637,218
		Machinery-Construction & Mining: 1.3%
16,789		JLG Industries, Inc.	371,679
			371,679
		Machinery-Diversified: 2.4%
11,300	@	AGCO Corp.	297,416
7,800	@	Gardner Denver, Inc.	300,300
6,088	@	Gerber Scientific, Inc.	79,205
			676,921
		Media: 1.0%
16,100		World Wrestling Entertainment, Inc.	297,578
			297,578
		Mining: 0.8%
9,100		Amcol International Corp.	240,100
			240,100
		Miscellaneous Manufacturing: 2.3%
14,100		Barnes Group, Inc.	281,295
8,700		Crane Co.	360,786
			642,081
		Office Furnishings: 0.6%
9,700		Steelcase, Inc.	159,565
			159,565
		Oil & Gas: 2.7%
2,686	@,#	CNX Gas Corp.	80,580
10,100	@	Encore Acquisition Co.	270,983
7,300		Holly Corp.	351,860
4,242	@	Rosetta Resources, Inc.	76,356
			779,779
		Oil & Gas Services: 2.9%
11,400	@	Dresser-Rand Group, Inc.	267,672
17,300	@	Key Energy Services, Inc.	263,825
4,500	@	Universal Compression Holdings, Inc.	283,365
			814,862
		Packaging & Containers: 1.0%
18,000	@	Crown Holdings, Inc.	280,260
			280,260
		Real Estate Investment Trust: 8.7%
3,000		Alexandria Real Estate Equities, Inc.	266,040
17,700		Equity Inns, Inc.	293,112
6,100		LaSalle Hotel Properties	282,430
8,000		LTC Properties, Inc.	178,800
6,400		Mid-America Apartment Communities, Inc.	356,752
16,200		Omega Healthcare Investors, Inc.	214,164
2,600		SL Green Realty Corp.	284,622
9,800		Tanger Factory Outlet Centrs	316,687
14,200		U-Store-It Trust	267,812
			2,460,419

See Accompanying Notes to Financial Statements

ING COLUMBIA	PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE II PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares				Value
		Retail: 4.5%
6,900	@	AnnTaylor Stores Corp.		$299,322
8,300		Brown Shoe Co., Inc.		282,864
7,100		Lithia Motors, Inc.		215,272
9,300	@	Pacific Sunwear of California		166,749
9,300		Stage Stores, Inc.		306,900
				1,271,107
		Savings & Loans: 1.7%
17,300		BankAtlantic Bancorp, Inc.		256,732
15,900		First Niagara Financial Group, Inc.		222,918
				479,650
		Semiconductors: 2.2%
7,500	@	Cypress Semiconductor Corp.		109,050
10,500	@	Fairchild Semiconductor International, Inc.		190,785
12,900	@	Kulicke & Soffa Industries, Inc.		95,589
34,500	@	LTX Corp.		241,845
				637,269
		Software: 0.5%
20,300	@	Lawson Software, Inc.		136,010
				136,010
		Telecommunications: 5.3%
39,700	@	3Com Corp.		203,264
16,600	@	Aeroflex, Inc.		193,722
52,000	@	Cincinnati Bell, Inc.		213,200
10,500	@	CommScope, Inc.		329,910
14,500	@	EMS Technologies, Inc.		262,635
19,100	@	Powerwave Technologies, Inc.		174,192
20,300	@	RF Micro Devices, Inc.		121,191
				1,498,114
		Transportation: 2.4%
9,900	@@	Arlington Tankers Ltd.		224,532
8,200	@@	OMI Corp.		177,530
9,000	@	Swift Transportation Co., Inc.		285,840
				687,902
		Trucking & Leasing: 0.9%
6,000		GATX Corp.		255,000
				255,000
		Total Common Stock (Cost $28,419,747)		27,979,830

Principal Amount				Value
SHORT TERM INVESTMENTS: 13.4%
		U.S. Government Agency Obligations: 13.4%
$3,795,000		Federal Home Loan Bank
		Discount Note, 4.700%,
		due 07/03/06		$3,793,514
		Total Short-Term Investments (Cost $3,793,514)		3,793,514
		Total Investments In Securities (Cost $32,213,261)*	111.9%	$31,773,344
		Other Assets and Liabilities-Net	(11.8)	(3,367,960)
		Net Assets	100.0%	$28,405,384

@		Non-income producing security
@@		Foreign Issuer
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

*		Cost for federal income tax purposes is the same as for financial statement purposes.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation			$562,715
	Gross Unrealized Depreciation			(1,002,632)
	Net Unrealized Depreciation			$(439,917)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING DAVIS VENTURE VALUE PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006

(as a percent of net assets)

Shares			Value
COMMON STOCK: 95.1%
		Advertising: 0.3%
4,900	@@	WPP Group PLC ADR	$295,421
			295,421
		Agriculture: 4.8%
67,100		Altria Group, Inc.	4,927,153
			4,927,153
		Banks: 7.2%
16,100		Commerce BanCorp, Inc.	574,287
151,042	@@	HSBC Holdings PLC	2,657,619
21,500	@@	Lloyds TSB Group PLC ADR	848,605
5,600		State Street Corp.	325,304
44,000		Wells Fargo & Co.	2,951,520
			7,357,335
		Beverages: 2.1%
20,800	@@	Diageo PLC ADR	1,405,040
18,900	@@	Heineken Holding NV	696,533
			2,101,573
		Building Materials: 1.9%
11,300		Martin Marietta Materials, Inc.	1,029,995
12,200		Vulcan Materials Co.	951,600
			1,981,595
		Commercial Services: 4.3%
7,000	@	Apollo Group, Inc.	361,690
112,010	@@	COSCO Pacific Ltd.	248,068
49,000		H&R Block, Inc.	1,169,140
35,400	@	Iron Mountain, Inc.	1,323,252
24,800		Moody’s Corp.	$1,350,608
			4,452,758
		Computers: 1.2%
27,900	@	Dell, Inc.	681,039
18,300		Hewlett-Packard Co.	579,744
			1,260,783
		Cosmetics/Personal Care: 1.5%
13,600		Avon Products, Inc.	421,600
19,700		Procter & Gamble Co.	1,095,320
			1,516,920
		Diversified Financial Services: 12.7%
95,600		American Express Co.	5,087,832
23,300		Ameriprise Financial, Inc.	1,040,811
53,600		Citigroup, Inc.	2,585,664
86,800		JPMorgan Chase & Co.	3,645,600
10,700		Morgan Stanley	676,347
			13,036,254
		Food: 0.8%
14,900		Hershey Foods Corp.	820,543
			820,543
		Food Service: 0.0%
5,486	@	FHC Delaware, Inc.	38,073
			38,073
		Healthcare-Services: 0.9%
21,800		HCA, Inc.	940,670
			940,670
		Holding Companies-Diversified: 0.6%
185,330	@@	China Merchants Holdings International Co. Ltd.	565,419
			565,419
		Housewares: 0.2%
3,200	@@	Hunter Douglas NV	215,494
			215,494
		Insurance: 14.6%
69,500		American International Group, Inc.	4,103,975
24,000		AON Corp.	835,680
31	@	Berkshire Hathaway, Inc.-Class A	2,841,429
36	@	Berkshire Hathaway, Inc.-Class B	109,548
9,000		Chubb Corp.	449,100
1,700	@@	Everest Re Group Ltd.	147,169
61,800		Loews Corp.	2,190,810
260	@	Markel Corp.	90,220
7,300		Principal Financial Group	406,245
110,300		Progressive Corp.	2,835,813
3,800	@@	Sun Life Financial, Inc.	151,734
15,000		Transatlantic Holdings, Inc.	838,500
			15,000,223
		Internet: 0.3%
6,600	@	Expedia, Inc.	98,802
6,500	@	IAC/InterActiveCorp	172,185
			270,987

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING DAVIS VENTURE VALUE PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Leisure Time: 1.2%
23,000		Harley-Davidson, Inc.	$1,262,470
			1,262,470
		Media: 5.4%
74,700	@	Comcast Corp.	2,448,666
4,200		Gannett Co., Inc.	234,906
11,100	@@	Lagardere SCA	818,200
17,200	@	Liberty Media Holding Corp.-Interactive	296,872
3,240	@	Liberty Media Holding Corp.-Capital	271,415
78,800		News Corp., Inc.	1,511,384
			5,581,443
		Mining: 0.4%
10,900	@@	BHP Billiton PLC	212,066
3,900	@@	Rio Tinto PLC	205,359
			417,425
		Miscellaneous Manufacturing: 3.6%
132,900	@@	Tyco International Ltd.	3,654,750
			3,654,750
		Oil & Gas: 11.4%
64,400		ConocoPhillips	4,220,132
39,400		Devon Energy Corp.	2,380,154
31,700		EOG Resources, Inc.	2,198,078
18,900		Occidental Petroleum Corp.	1,938,195
12,300	@	Transocean, Inc.	987,936
			11,724,495
		Packaging & Containers: 1.8%
36,300		Sealed Air Corp.	1,890,504
			1,890,504
		Pharmaceuticals: 2.1%
13,900		Cardinal Health, Inc.	894,187
24,800		Caremark Rx, Inc.	1,236,776
			2,130,963
		Real Estate Investment Trust: 1.3%
29,800		General Growth Properties, Inc.	1,342,788
			1,342,788
		Retail: 5.6%
8,000	@	Bed Bath & Beyond, Inc.	265,360
67,100		Costco Wholesale Corp.	3,833,423
34,600		Wal-Mart Stores, Inc.	1,666,682
			5,765,465
		Savings & Loans: 3.4%
47,600		Golden West Financial Corp.	3,531,920
			3,531,920
		Software: 2.0%
87,800		Microsoft Corp.	2,045,740
			2,045,740
		Telecommunications: 2.6%
13,600	@@	Nokia OYJ ADR	275,536
21,156	@@	NTL, Inc.	526,784
22,700	@@	SK Telecom Co. Ltd. ADR	531,634
64,300		Sprint Nextel Corp.	1,285,357
			2,619,311
		Transportation: 0.9%
4,500	@@	Kuehne & Nagel International AG	$328,218
7,800		United Parcel Service, Inc.	642,174
			970,392
		Total Common Stock (Cost $93,961,198)	97,718,867

Principal Amount			Value
SHORT-TERM INVESTMENTS: 7.3%
	Commercial Paper: 7.3%
$3,750,000	San Paolo, 5.250%, due 07/03/06		3,748,359
3,808,000	UBS AG, 5.280%, due 07/07/06		3,804,098
			7,552,457
	Total Short-Term Investments: (Cost $7,552,457)		7,552,457
	Total Investments in Securities (Cost $101,513,655)*	102.4%	$105,271,324
	Other Assets and Liabilities-Net	(2.4)	(2,466,995)
	Net Assets	100.0%	$102,804,329

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
*	Cost for federal income tax purposes is $101,510,847.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$5,541,715
	Gross Unrealized Depreciation	(1,781,238)
	Net Unrealized Appreciation	$3,760,477

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING FUNDAMENTAL RESEARCH PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006

(as a percent of net assets)

Shares			Value

COMMON STOCK: 94.6%
		Aerospace/Defense: 2.5%
41,657		United Technologies Corp.	$2,641,887
			2,641,887
		Agriculture: 3.1%
44,038		Altria Group, Inc.	3,233,710
			3,233,710
		Apparel: 1.3%
16,580		Nike, Inc.	1,342,980
			1,342,980
		Banks: 6.5%
57,835		Bank of America Corp.	2,781,864
32,900		The Bank of New York	1,059,380
43,741		Wells Fargo & Co.	2,934,146
			6,775,390
		Biotechnology: 2.4%
23,352	@	Amgen, Inc.	1,523,251
16,400	@	Genzyme Corp.	1,001,220
			2,524,471
		Chemicals: 1.4%
10,600		Air Products & Chemicals, Inc.	677,552
40,100		Celanese Corp.	818,842
			1,496,394
		Computers: 2.2%
110,200	@	EMC Corp.	1,208,894
2,600	@,X	Seagate Technology, Inc.-Escrow	—
46,800	@	Seagate Technology, Inc.	$1,059,552
			2,268,446
		Cosmetics/Personal Care: 2.1%
40,270		Procter & Gamble Co.	2,239,012
			2,239,012
		Distribution/Wholesale: 0.8%
12,700	@	Wesco International, Inc.	876,300
			876,300
		Diversified Financial Services: 9.1%
18,879		Capital One Financial Corp.	1,613,211
53,176		Citigroup, Inc.	2,565,210
39,170		Countrywide Financial Corp.	1,491,594
13,000		Franklin Resources, Inc.	1,128,530
19,265		Merrill Lynch & Co., Inc.	1,340,073
20,900		Morgan Stanley	1,321,089
			9,459,707
		Electric: 2.7%
17,800		Exelon Corp.	1,011,574
43,900	@	Mirant Corp.	1,170,616
9,170		Public Service Enterprise Group, Inc.	606,320
			2,788,510
		Electronics: 3.1%
101,300	@,@@	Flextronics International Ltd.	1,075,806
22,550		Jabil Circuit, Inc.	577,280
70,500		Symbol Technologies, Inc.	760,695
15,600	@	Thomas & Betts Corp.	800,280
			3,214,061
		Energy-Alternate Sources: 0.9%
61,100	@	KFX, Inc.	933,608
			933,608
		Engineering & Construction: 0.9%
72,600	@@	ABB Ltd. ADR	940,896
			940,896
		Food: 0.9%
16,200		Hershey Foods Corp.	892,134
			892,134
		Healthcare-Products: 3.7%
27,400		Baxter International, Inc.	1,007,224
48,110		Johnson & Johnson	2,882,751
			3,889,975
		Healthcare-Services: 2.5%
28,411	@	Health Net, Inc.	1,283,325
32,980	@	Triad Hospitals, Inc.	1,305,348
			2,588,673
		Insurance: 2.7%
13,900	@@	ACE Ltd.	703,201
37,400	@@	Axis Capital Holdings Ltd.	1,070,014
31,100		Genworth Financial, Inc.	1,083,524
			2,856,739
		Internet: 1.7%
52,863	@	Yahoo!, Inc.	1,744,479
			1,744,479

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING FUNDAMENTAL RESEARCH PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Investment Companies: 1.9%
93,100	@	KKR Private Equity Investors LP	$2,038,890
			2,038,890
		Iron/Steel: 0.9%
14,300		Allegheny Technologies, Inc.	990,132
			990,132
		Lodging: 1.5%
21,734		Harrah’s Entertainment, Inc.	1,547,026
			1,547,026
		Media: 0.7%
42,818		Time Warner, Inc.	740,751
			740,751
		Miscellaneous Manufacturing: 6.1%
18,150	@	Cooper Industries Ltd.	1,686,498
77,005		General Electric Co.	2,538,085
46,046		Roper Industries, Inc.	2,152,651
			6,377,234
		Oil & Gas: 7.8%
27,100		ChevronTexaco Corp.	1,681,826
63,115	S	Exxon Mobil Corp.	3,872,105
13,020	@	Newfield Exploration Co.	637,199
29,200		Rowan Cos., Inc.	1,039,228
19,800		XTO Energy, Inc.	876,546
			8,106,904
		Oil & Gas Services: 2.6%
30,002		Schlumberger Ltd.	1,953,430
16,100	@	Weatherford International Ltd.	798,882
			2,752,312
		Pharmaceuticals: 6.2%
30,200		Abbott Laboratories	1,317,022
45,531	@	Medco Health Solutions, Inc.	2,608,016
79,858		Pfizer, Inc.	1,874,267
20,695	@@	Teva Pharmaceutical Industries Ltd. ADR	653,755
			6,453,060
		Retail: 4.3%
35,000		CVS Corp.	1,074,500
14,437		Home Depot, Inc.	516,700
45,700		Staples, Inc.	1,111,424
42,300	@	Urban Outfitters, Inc.	739,827
21,557		Wal-Mart Stores, Inc.	1,038,401
			4,480,852
		Semiconductors: 4.2%
83,600		Intel Corp.	1,584,220
15,100	@,@@	Marvell Technology Group Ltd.	669,383
32,316		Maxim Integrated Products	1,037,667
119,652	@@	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,098,405
			4,389,675
		Software: 2.1%
95,879		Microsoft Corp.	2,233,981
			2,233,981
		Telecommunications: 5.8%
67,300	@	Arris Group, Inc.	$882,976
86,300		AT&T, Inc.	2,406,907
60,874	@	Cisco Systems, Inc.	1,188,869
45,900		Verizon Communications, Inc.	1,537,192
			6,015,944
		Total Common Stock (Cost $99,931,758)	98,834,133

Principal Amount			Value
SHORT-TERM INVESTMENT: 3.7%
	Repurchase Agreement: 3.7%
$3,889,000	Morgan Stanley Repurchase Agreement dated 06/30/06, 5.230%, due 07/03/06, $3,890,695 to be received upon repurchase (Collateralized by $4,026,000 Federal Home Loan Mortgage Corporation, 5.250%, Market Value plus accrued interest $3,967,549, due 04/18/16).		3,889,000
	Total Repurchase Agreement: (Cost $3,889,000)		3,889,000
	Total Short-Term Investments: (Cost $3,889,000)		3,889,000
	Total Investments in Securities (Cost $103,820,758)*	98.3%	$102,723,133
	Other Assets and Liabilities-Net	1.7	1,736,388
	Net Assets	100.0%	$104,459,521

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is $105,225,699.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$1,079,937
	Gross Unrealized Depreciation	(3,582,503)
	Net Unrealized Appreciation	$(2,502,566)

Information concerning open futures contracts at June 30, 2006 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)
S&P 500 E-Mini Future	69	$4,413,930	09/15/06	$65,865
		$4,413,930		$65,865

See Accompanying Notes to Financial Statements

ING GOLDMAN SACHS®	PORTFOLIO OF INVESTMENTS
CAPITAL GROWTH PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006

(as a percent of net assets)

Shares			Value
COMMON STOCK: 99.5%
		Advertising: 1.5%
11,500	@,L	Lamar Advertising Co.	$619,390
			619,390
		Aerospace/Defense: 1.7%
11,110		United Technologies Corp.	704,596
			704,596
		Beverages: 3.1%
7,340		Coca-Cola Co.	315,767
16,940		PepsiCo, Inc.	1,017,078
			1,332,845
		Biotechnology: 4.6%
15,210	@	Amgen, Inc.	992,148
5,510	@	Genentech, Inc.	450,718
19,050	@,L	Medimmune, Inc.	516,255
			1,959,121
		Commercial Services: 3.0%
26,760	L	Cendant Corp.	435,920
15,620		Moody’s Corp.	850,665
			1,286,585
		Computers: 2.3%
4,310	@	Cognizant Technology Solutions Corp.	290,365
38,850	@	EMC Corp.	426,185
3,770	@,@@,L	Research In Motion Ltd.	263,033
			979,583
		Cosmetics/Personal Care: 1.2%
9,490		Procter & Gamble Co.	$527,644
			527,644
		Distribution/Wholesale: 0.8%
4,560	L	WW Grainger, Inc.	343,049
			343,049
		Diversified Financial Services: 12.4%
8,300		American Express Co.	441,726
34,570		Charles Schwab Corp.	552,429
870		Chicago Mercantile Exchange	427,301
8,470		Fannie Mae	407,407
4,810		Franklin Resources, Inc.	417,556
31,850		Freddie Mac	1,815,769
4,180		Legg Mason, Inc.	415,994
5,000		Merrill Lynch & Co., Inc.	347,800
7,000		Morgan Stanley	442,470
			5,268,452
		Electronics: 0.6%
3,230	@	Fisher Scientific International, Inc.	235,952
			235,952
		Food: 1.1%
8,660		Hershey Foods Corp.	476,906
			476,906
		Healthcare-Products: 4.7%
16,210		Medtronic, Inc.	760,573
12,090	@	St. Jude Medical, Inc.	391,958
12,990		Stryker Corp.	547,009
5,470	@	Zimmer Holdings, Inc.	310,258
			2,009,798
		Home Furnishings: 0.7%
3,730		Harman International Industries, Inc.	318,430
			318,430
		Household Products/Wares: 1.8%
10,520		Fortune Brands, Inc.	747,025
			747,025
		Internet: 5.4%
2,930	@	Google, Inc.	1,228,637
31,660	@,L	Yahoo!, Inc.	1,044,780
			2,273,417
		Lodging: 2.6%
8,320	L	Harrah’s Entertainment, Inc.	592,218
12,970		Marriott International, Inc.	494,416
			1,086,634
		Machinery-Diversified: 1.1%
6,460		Rockwell Automation, Inc.	465,185
			465,185
		Media: 5.8%
25,830		McGraw-Hill Cos, Inc.	1,297,441
12,580	@,L	Univision Communications, Inc.	421,430
10,771	@	Viacom, Inc.	386,033
24,980	@,L	Xm Satellite Radio, Inc.	365,957
			2,470,861

See Accompanying Notes to Financial Statements

ING GOLDMAN SACHS®	PORTFOLIO OF INVESTMENTS
CAPITAL GROWTH PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Oil & Gas: 7.9%
17,250	@@,L	Canadian Natural Resources Ltd.	$955,305
26,640		Chesapeake Energy Corp.	805,860
7,400	@,L	Quicksilver Resources, Inc.	272,394
16,240	@@	Suncor Energy, Inc.	1,315,602
			3,349,161
		Oil & Gas Services: 6.0%
17,780		Baker Hughes, Inc.	1,455,293
16,630		Schlumberger Ltd.	1,082,779
			2,538,072
		Pharmaceuticals: 5.5%
10,020		Caremark Rx, Inc.	499,697
6,230	@	Medco Health Solutions, Inc.	356,854
6,490	L	Omnicare, Inc.	307,756
17,520		Pfizer, Inc.	411,194
22,440		Schering-Plough Corp.	427,033
7,360		Wyeth	326,858
			2,329,392
		Retail: 6.5%
14,550		Lowe’s Cos., Inc.	882,749
17,550		Target Corp.	857,669
21,020		Wal-Mart Stores, Inc.	1,012,533
			2,752,951
		Semiconductors: 2.4%
12,840		Intel Corp.	243,318
23,820	L	Linear Technology Corp.	797,732
			1,041,050
		Software: 8.2%
15,700	@,L	Electronic Arts, Inc.	675,728
27,550		First Data Corp.	1,240,852
66,920		Microsoft Corp.	1,559,236
			3,475,816
		Telecommunications: 8.6%
30,780	@,L	American Tower Corp.	957,874
51,490	@	Cisco Systems, Inc.	1,005,600
8,120	@,L	Crown Castle International Corp.	280,465
10,010		Motorola, Inc.	201,702
5,600	@,L	NeuStar, Inc.	189,000
25,110		Qualcomm, Inc.	1,006,154
			3,640,795
		Total Common Stock (Cost $39,562,586)	42,232,710

Principal Amount			Value
SHORT-TERM INVESTMENTS: 17.9%
	Securities Lending Collateralcc: 17.9%
$7,580,536	The Bank of New York Institutional Cash Reserves Fund		$ 7,580,536
	Total Securities Lending Collateral (Cost $7,580,536)		7,580,536
	Total Short-Term Investments: (Cost $7,580,536)		7,580,536
	Total Investments in Securities (Cost $47,143,122)*	117.4%	$49,813,246
	Other Assets and Liabilities-Net	(17.4)	(7,374,936)
	Net Assets	100.0%	$42,438,310

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $47,914,199.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$3,988,233
Gross Unrealized Depreciation	(2,089,186)
Net Unrealized Appreciation	$1,899,047

See Accompanying Notes to Financial Statements

ING GOLDMAN SACHS®	PORTFOLIO OF INVESTMENTS
STRUCTURED EQUITY PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006

(as a percent of net assets)

Shares			Value
COMMON STOCK: 99.4%
		Aerospace/Defense: 3.9%
14,602		Boeing Co.	$1,196,050
15,900		Northrop Grumman Corp.	1,018,554
1,100		United Technologies Corp.	69,762
			2,284,366
		Agriculture: 5.3%
2,100		Altria Group, Inc.	154,203
26,699		Archer-Daniels-Midland Co.	1,102,135
12,600		Monsanto Co.	1,060,794
6,118	L	Reynolds America, Inc.	705,405
1,887	L	UST, Inc.	85,274
			3,107,811
		Banks: 6.7%
39,200		Bank of America Corp.	1,885,520
5,100	L	M&T Bank Corp.	601,392
13,200	L	UnionBanCal Corp.	852,588
8,500		Wells Fargo & Co.	570,180
			3,909,680
		Biotechnology: 2.9%
12,200	@	Amgen, Inc.	795,806
10,800	@,L	Genentech, Inc.	883,440
			1,679,246
		Commercial Services: 2.0%
4,300	@@	Accenture Ltd.	121,776
2,600		Manpower, Inc.	167,960
14,000		McKesson Corp.	661,920
3,100		Moody’s Corp.	$168,826
2,000	@,L	United Rentals, Inc.	63,960
			1,184,442
		Computers: 4.5%
17,300	@	Computer Sciences Corp.	838,012
41,000		Hewlett-Packard Co.	1,298,880
2,200	@,X	Seagate Technology, Inc.-Escrow	—
24,892	@	Synopsys, Inc.	467,223
			2,604,115
		Cosmetics/Personal Care: 3.9%
7,800		Colgate-Palmolive Co.	467,220
32,489		Procter & Gamble Co.	1,806,388
			2,273,608
		Diversified Financial Services: 6.2%
14,500	@,L	AmeriCredit Corp.	404,840
6,666		Citigroup, Inc.	321,568
39,700	S	JPMorgan Chase & Co.	1,667,400
17,200		Merrill Lynch & Co., Inc.	1,196,432
			3,590,240
		Electric: 3.8%
7,200		American Electric Power Co., Inc.	246,600
9,506		Duke Energy Corp.	279,191
25,051		Pacific Gas & Electric Co.	984,003
11,813		TXU Corp.	706,299
			2,216,093
		Electronics: 1.2%
20,800		Jabil Circuit, Inc.	532,480
3,928	@	Waters Corp.	174,403
			706,883
		Environmental Control: 0.1%
2,300		Waste Management, Inc.	82,524
			82,524
		Food: 1.2%
5,724	L	Kraft Foods, Inc.	176,872
6,800		Kroger Co.	148,648
14,100		Safeway, Inc.	366,600
			692,120
		Healthcare-Products: 0.6%
6,114		Johnson & Johnson	366,351
			366,351
		Healthcare-Services: 0.1%
1,127	@	Humana, Inc.	60,520
			60,520
		Home Furnishings: 0.2%
4,300	L	Furniture Brands International, Inc.	89,612
			89,612
		Insurance: 9.0%
21,500		American International Group, Inc.	1,269,575
28,609		Genworth Financial, Inc.	996,738
28,700		Loews Corp.	1,017,415
16,199		MBIA, Inc.	948,451

See Accompanying Notes to Financial Statements

ING GOLDMAN SACHS®	PORTFOLIO OF INVESTMENTS
STRUCTURED EQUITY PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Insurance (continued)
4,000	L	Metlife, Inc.	$204,840
24,075		WR Berkley Corp.	821,680
			5,258,699
		Internet: 2.5%
3,300	@	Google, Inc.	1,383,789
2,272	@	McAfee, Inc.	55,141
			1,438,930
		Iron/Steel: 0.1%
1,085		Nucor Corp.	58,861
			58,861
		Lodging: 0.6%
5,700		Choice Hotels International, Inc.	345,420
			345,420
		Machinery-Construction & Mining: 1.4%
10,500		Caterpillar, Inc.	782,040
			782,040
		Media: 7.1%
18,773		Clear Channel Communications, Inc.	581,024
3,440	@	Liberty Media Holding Corp.	288,169
5,912		McGraw-Hill Cos, Inc.	296,960
74,050		Time Warner, Inc.	1,281,065
34,805		Viacom, Inc.	941,475
25,151		Walt Disney Co.	754,530
			4,143,223
		Mining: 0.1%
1,400		Newmont Mining Corp.	74,102
			74,102
		Miscellaneous Manufacturing: 4.0%
1,800		Eaton Corp.	135,720
67,056		General Electric Co.	2,210,166
			2,345,886
		Oil & Gas: 7.3%
21,431		Anadarko Petroleum Corp.	1,022,044
18,600		Devon Energy Corp.	1,123,626
22,272		Exxon Mobil Corp.	1,366,387
8,900		Sunoco, Inc.	616,681
2,324	@,L	Ultra Petroleum Corp.	137,743
			4,266,481
		Oil & Gas Services: 1.7%
15,500		Schlumberger Ltd.	1,009,205
			1,009,205
		Pharmaceuticals: 8.6%
23,158	L	AmerisourceBergen Corp.	970,783
11,900	@	Express Scripts, Inc.	853,706
30,317		Merck & Co., Inc.	1,104,448
13,800		Mylan Laboratories	276,000
76,995		Pfizer, Inc.	1,807,073
			5,012,010
		Pipelines: 0.1%
2,200		Equitable Resources, Inc.	73,700
			73,700
		Real Estate Investment Trust: 0.9%
3,048		Kimco Realty Corp.	$111,222
7,400		Prologis	385,688
			496,910
		Retail: 3.6%
43,400	@,L	Autonation, Inc.	930,496
32,337		Circuit City Stores, Inc.	880,213
5,523	@	Office Depot, Inc.	209,874
1,700	@,L	Starbucks Corp.	64,192
			2,084,775
		Savings & Loans: 0.9%
4,824		Hudson City Bancorp, Inc.	64,304
10,000		Washington Mutual, Inc.	455,800
			520,104
		Semiconductors: 1.2%
620	@	Freescale Semiconductor, Inc.	18,228
21,958		Texas Instruments, Inc.	665,108
			683,336
		Software: 1.3%
2,383		First Data Corp.	107,330
6,300		Global Payments, Inc.	305,865
15,400		Microsoft Corp.	358,820
			772,015
		Telecommunications: 6.0%
20,200	L	CenturyTel, Inc.	750,430
76,200	@	Cisco Systems, Inc.	1,488,186
7,720	@,L	Embarq Corp.	316,443
15,100		Sprint Nextel Corp.	301,849
9,600	@	Tellabs, Inc.	127,776
1,000	@,L	US Cellular Corp.	60,600
12,453		Verizon Communications, Inc.	417,051
			3,462,335
		Transportation: 0.4%
2,450		Union Pacific Corp.	227,753
			227,753
		Total Common Stock (Cost $54,371,121)	57,903,396

Principal Amount			Value
SHORT-TERM INVESTMENTS: 10.3%
	Securities Lending Collateralcc: 10.3%
$5,993,959	The Bank of New York Institutional Cash Reserves Fund		5,993,959
	Total Short-Term Investments (Cost $5,993,959)		5,993,959
	Total Investments In Securities (Cost $60,365,080)*	109.7%	$63,897,355
	Other Assets and Liabilities-Net	(9.7)	(5,647,410)
	Net Assets	100.0%	$58,249,945

@	Non-income producing security
@@	Foreign Issuer

See Accompanying Notes to Financial Statements

ING GOLDMAN SACHS®	PORTFOLIO OF INVESTMENTS
STRUCTURED EQUITY PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

cc	Securities purchased with cash collateral for securities loaned.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is $60,826,756.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,834,294
Gross Unrealized Depreciation	(1,763,695)
Net Unrealized Appreciation	$3,070,599

Information concerning open futures contracts at June 30, 2006 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain
S&P 500 Emini Future	4	$255,880	09/15/06	$4,722

See Accompanying Notes to Financial Statements

ING JPMORGAN	PORTFOLIO OF INVESTMENTS
INTERNATIONAL PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Country Allocation

as of June 30, 2006

(as a percent of net assets)

Shares			Value

COMMON STOCK: 97.0%
		Australia: 1.4%
622,689		BHP Billiton Ltd.	$13,468,063
			13,468,063
		Belgium: 1.6%
334,800		Dexia	8,051,533
201,015		Fortis	6,854,679
20,000		Fortis-Class B Shares	680,939
			15,587,151
		Brazil: 1.3%
428,782		Cia Vale do Rio Doce ADR	10,307,919
24,321		Petroleo Brasileiro SA ADR	2,172,109
			12,480,028
		Finland: 1.4%
693,612		Nokia OYJ	14,061,415
			14,061,415
		France: 13.1%
13,759	@	Arkema	536,929
547,328		AXA	17,715,694
187,906		BNP Paribas	17,968,371
199,399		Cie de Saint-Gobain	14,228,716
93,548		Imerys SA	7,474,105
121,953	L	Lafarge SA	15,286,173
146,900		Sanofi-Synthelabo SA	14,312,538
606,996		Total SA	39,874,682
			127,397,208
		Germany: 4.2%
78,706		BASF AG	6,310,142
162,270		Bayerische Motoren Werke AG	8,092,335
379,790		Deutsche Post AG	$10,200,752
31,154		SAP AG	6,546,000
116,393		Siemens AG	10,113,801
			41,263,030
		Hong Kong: 1.1%
1,252,500		Esprit Holdings Ltd.	10,236,791
			10,236,791
		Ireland: 0.9%
483,591		Bank of Ireland	8,594,299
			8,594,299
		Italy: 5.1%
1,021,961		ENI-Ente Nazionale Idrocarburi S.p.A.	30,018,044
569,256		Mediaset S.p.A.	6,706,804
1,695,400		UniCredito Italiano S.p.A.	13,259,876
			49,984,724
		Japan: 22.0%
1,066,000		Bank of Yokohama Ltd.	8,236,114
264,300		Canon, Inc.	12,953,158
177,400		Credit Saison Co., Ltd.	8,405,395
232,800		Daikin Industries Ltd.	8,070,130
74,500		Fanuc Ltd.	6,691,881
33,800		Hirose Electric Co., Ltd.	4,108,177
407,800		Honda Motor Co., Ltd.	12,953,418
271,700		Hoya Corp.	9,672,547
223,000		Matsushita Electric Industrial Co., Ltd.	4,708,213
500,900		Mitsubishi Corp.	10,032,280
1,454		Mitsubishi Tokyo Financial Group, Inc.	20,382,082
486,000		Mitsui Fudosan Co., Ltd.	10,562,171
1,576		Mizuho Financial Group, Inc.	13,365,831
110,500		Nidec Corp.	7,927,810
535,500		Nikko Cordial Corp.	6,841,388
24,800		Nintendo Co., Ltd.	4,166,948
137,300		Nitto Denko Corp.	9,781,888
89,000		Secom Co., Ltd.	4,207,037
297,200		Seven & I Holdings Co., Ltd.	9,799,021
212,000		Sharp Corp.	3,351,469
148,400		Shin-Etsu Chemical Co., Ltd.	8,071,568
50,500		SMC Corp.	7,154,398
944,000		Sumitomo Corp.	12,480,010
257,200		Yamanouchi Pharmaceutical Co., Ltd.	9,454,613
			213,377,547
		Mexico: 0.5%
62,100		Fomento Economico Mexicano SA de CV ADR	5,199,012
			5,199,012
		Netherlands: 3.8%
312,045		ABN Amro Holding NV	8,545,637
257,395		Koninklijke Philips Electronics NV	8,018,627
713,265		Reed Elsevier NV	10,690,695
400,469		Wolters Kluwer NV	9,453,728
			36,708,687
		South Korea: 0.9%
27,163	#	Samsung Electronics Co., Ltd. GDR	8,632,491
			8,632,491

See Accompanying Notes to Financial Statements

ING JPMORGAN	PORTFOLIO OF INVESTMENTS
INTERNATIONAL PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Spain: 2.9%
162,227		Altadis SA	$7,660,294
707,700		Banco Bilbao Vizcaya Argentaria SA	14,562,545
414,010		Banco Popular Espanol SA	6,173,110
			28,395,949
		Sweden: 1.5%
4,287,700		Telefonaktiebolaget LM Ericsson	14,150,142
			14,150,142
		Switzerland: 11.4%
144,129		Adecco SA	8,513,757
145,699		Holcim Ltd.	11,169,346
58,879		Nestle SA	18,459,190
321,096		Novartis AG	17,328,423
100,710		Roche Holding AG	16,618,414
217,111		UBS AG	23,766,093
68,271	@	Zurich Financial Services AG	14,946,107
			110,801,330
		United Kingdom: 23.9%
1,453,444		Barclays PLC	16,476,702
1,051,079		BG Group PLC	14,029,581
461,171		British Land Co. PLC	10,756,189
1,464,092		Centrica PLC	7,709,641
826,487		GlaxoSmithKline PLC	23,064,948
1,810,800		HSBC Holdings PLC	31,852,007
1,639,661		Kingfisher PLC	7,227,192
2,679,670		Morrison WM Supermarkets	9,626,803
449,677		Royal Bank of Scotland Group PLC	14,760,701
282,130		Schroders PLC	4,886,292
957,892		Smith & Nephew PLC	7,351,315
538,600		Standard Chartered PLC	13,141,845
3,175,260		Tesco PLC	19,601,002
10,847,978		Vodafone Group PLC	23,088,358
701,527		Wolseley PLC	15,443,656
1,062,277		WPP Group PLC	12,840,935
			231,857,167
		Total Common Stock (Cost $709,856,984)	942,195,034
RIGHTS: 0.0%
		France: 0.0%
9		Arkema	35
8		AXA SA	7
			42
		Total Rights (Cost $28)	42
		Total Long-Term Investments (Cost $709,861,094)	942,195,076

Principal Amount			Value

SHORT-TERM INVESTMENTS: 3.3%
	U.S. Government Agency Obligations: 3.2%
$31,264,000	Federal Home Loan Bank Discount Note, 4.700%, due 07/03/06		31,251,755
	Total U.S. Government Agency Obligations (Cost $31,251,755)		31,251,755
	Securities Lending Collateralcc: 0.1%
$1,302,295	The Bank of New York Institutional Cash Reserves Fund		$1,302,295
	Total Securities Lending Collateral (Cost $1,302,295)		1,302,295
	Total Short-Term Investments (Cost $32,554,050)		32,554,050
	Total Investments in Securities (Cost $742,415,144)*	100.3%	$974,749,126
	Other Assets and Liabilities-Net	(0.3)	(3,134,271)
	Net Assets	100.0%	$971,614,855

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $745,164,466.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$235,838,400
Gross Unrealized Depreciation	(6,253,740)
Net Unrealized Appreciation	$229,584,660

Industry	Percent of Net Assets
Advertising	1.3%
Agriculture	0.8
Auto Manufacturers	2.2
Banks	23.3
Beverages	0.5
Building Materials	5.8
Chemicals	2.5
Commercial Services	0.9
Distribution/Wholesale	5.0
Diversified Financial Services	2.1
Electrical Components & Equipment	0.3
Electronics	3.4
Food	4.9
Gas	0.8
Hand/Machine Tools	1.5
Healthcare-Products	0.8
Home Furnishings	0.5
Insurance	3.4
Media	2.8
Mining	2.4
Miscellaneous Manufacturing	1.0
Office/Business Equipment	1.3
Oil & Gas	8.9
Pharmaceuticals	8.3
Real Estate	2.2
Retail	1.8
Semiconductors	0.9
Software	0.7
Telecommunications	5.3
Toys/Games/Hobbies	0.4
Transportation	1.0
Federal Home Loan Bank	3.2
Securities Lending Collateral	0.1
Other Assets and Liabilities, Net	(0.3)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

ING JPMORGAN	PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006

(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 95.5%
		Advertising: 0.6%
52,900	@	Clear Channel Outdoor Holdings, Inc.	$1,108,784
			1,108,784
		Apparel: 3.3%
28,500	@,L	Columbia Sportswear Co.	1,289,910
74,600		VF Corp.	5,066,832
			6,356,742
		Banks: 8.5%
31,300		Cullen/Frost Bankers, Inc.	1,793,490
32,400	L	M&T Bank Corp.	3,820,608
107,850		North Fork Bancorporation, Inc.	3,253,835
23,200		Northern Trust Corp.	1,282,960
57,000	L	TCF Financial Corp.	1,507,650
30,400	L	Webster Financial Corp.	1,442,176
44,400		Wilmington Trust Corp.	1,872,792
18,700		Zions Bancorporation	1,457,478
			16,430,989
		Beverages: 1.6%
11,100		Brown-Forman Corp.	793,095
90,600	@,L	Constellation Brands, Inc.	2,265,000
			3,058,095
		Building Materials: 2.5%
42,800		American Standard Cos, Inc.	1,851,956
38,000		Vulcan Materials Co.	2,964,000
			4,815,956
		Chemicals: 4.7%
46,454		Albemarle Corp.	$2,224,218
27,400		Ashland, Inc.	1,827,580
36,700		PPG Industries, Inc.	2,422,200
35,900	L	Sigma-Aldrich Corp.	2,607,776
			9,081,774
		Commercial Services: 0.3%
35,000	@	Interactive Data Corp.	703,150
			703,150
		Computers: 1.5%
29,500	@,L	Affiliated Computer Services, Inc.	1,522,495
40,400	@	NCR Corp.	1,480,256
			3,002,751
		Cosmetics/Personal Care: 0.9%
44,100	L	Estee Lauder Cos., Inc.	1,705,347
			1,705,347
		Distribution/Wholesale: 1.3%
61,400		Genuine Parts Co.	2,557,924
			2,557,924
		Diversified Financial Services: 1.4%
65,500	@	E*Trade Financial Corp.	1,494,710
34,200	L	T. Rowe Price Group, Inc.	1,293,102
			2,787,812
		Electric: 6.2%
46,600		American Electric Power Co., Inc.	1,596,050
33,900	L	DPL, Inc.	908,520
56,800	L	Energy East Corp.	1,359,224
24,400		FirstEnergy Corp.	1,322,724
43,300		Pacific Gas & Electric Co.	1,700,824
56,800		PPL Corp.	1,834,640
43,900		SCANA Corp.	1,693,662
78,200		Westar Energy, Inc.	1,646,110
			12,061,754
		Electrical Components & Equipment: 1.1%
43,900		Ametek, Inc.	2,079,982
			2,079,982
		Electronics: 0.9%
21,400		Amphenol Corp.	1,197,544
21,300		Jabil Circuit, Inc.	545,280
			1,742,824
		Environmental Control: 0.9%
42,300		Republic Services, Inc.	1,706,382
			1,706,382
		Food: 1.8%
59,450	@	Dean Foods Co.	2,210,946
111,200		Del Monte Foods Co.	1,248,776
			3,459,722
		Forest Products & Paper: 1.2%
22,734		MeadWestvaco Corp.	634,961
43,606		Rayonier, Inc.	1,653,103
			2,288,064

See Accompanying Notes to Financial Statements

ING JPMORGAN	PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Gas: 2.7%
45,500		AGL Resources, Inc.	$1,734,460
48,900		Energen Corp.	1,878,249
64,000	L	UGI Corp.	1,575,680
			5,188,389
		Healthcare-Products: 0.8%
32,978	@,L	Henry Schein, Inc.	1,541,062
			1,541,062
		Healthcare-Services: 4.1%
44,000	@	Community Health Systems, Inc.	1,617,000
76,500	@	Coventry Health Care, Inc.	4,202,910
36,700		Quest Diagnostics	2,199,064
			8,018,974
		Holding Companies-Diversified: 1.3%
43,200	L	Walter Industries, Inc.	2,490,480
			2,490,480
		Household Products/Wares: 2.3%
35,200		Clorox Co.	2,146,144
32,400		Fortune Brands, Inc.	2,300,724
			4,446,868
		Insurance: 8.9%
90,000	L	Assurant, Inc.	4,356,000
48,161		Cincinnati Financial Corp.	2,264,049
45,100	@@,L	IPC Holdings Ltd.	1,112,166
31,900	L	MGIC Investment Corp.	2,073,500
133,350		Old Republic International Corp.	2,849,690
33,600	L	Principal Financial Group	1,869,840
48,300		Safeco Corp.	2,721,705
			17,246,950
		Lodging: 1.2%
82,000	L	Hilton Hotels Corp.	2,318,960
			2,318,960
		Media: 3.6%
48,700	@,L	Cablevision Systems Corp.	1,044,615
71,000		Clear Channel Communications, Inc.	2,197,450
16,400		Gannett Co., Inc.	917,252
22,300	L	McClatchy Co.	894,676
2,490		Washington Post	1,942,225
			6,996,218
		Miscellaneous Manufacturing: 3.6%
27,700		Carlisle Cos., Inc.	2,196,610
22,800	@	Cooper Industries Ltd.	2,118,576
43,600		Crane Co.	1,813,760
10,300		Harsco Corp.	802,988
			6,931,934
		Oil & Gas: 2.1%
53,500		Devon Energy Corp.	3,231,935
9,237		Marathon Oil Corp.	769,442
			4,001,377
		Packaging & Containers: 1.2%
62,000	L	Ball Corp.	2,296,480
			2,296,480
		Pharmaceuticals: 0.8%
33,800	L	Omnicare, Inc.	$1,602,796
			1,602,796
		Pipelines: 4.3%
39,800		Kinder Morgan, Inc.	3,975,622
28,800	L	Questar Corp.	2,318,112
88,000		Williams Cos., Inc.	2,055,680
			8,349,414
		Real Estate: 1.9%
71,900	@@	Brookfield Properties Co.	2,313,023
28,100		Forest City Enterprises, Inc.	1,402,471
			3,715,494
		Real Estate Investment Trust: 1.8%
33,100	L	iStar Financial, Inc.	1,249,525
23,700		Vornado Realty Trust	2,311,935
			3,561,460
		Retail: 9.0%
76,000	L	Applebees International, Inc.	1,460,720
55,923	@,L	Autonation, Inc.	1,198,989
33,000	@	Autozone, Inc.	2,910,600
59,700	L	Family Dollar Stores, Inc.	1,458,471
54,152		Federated Department Stores	1,981,963
94,500		Limited Brands	2,418,255
52,900	L	OSI Restaurant Partners, Inc.	1,830,340
70,900		Tiffany & Co.	2,341,118
83,300		TJX Cos., Inc.	1,904,238
			17,504,694
		Savings & Loans: 1.6%
40,900		Golden West Financial Corp.	3,034,780
			3,034,780
		Software: 0.7%
62,700	L	CA, Inc.	1,288,485
			1,288,485
		Telecommunications: 4.1%
57,500		Alltel Corp.	3,670,225
72,200	L	CenturyTel, Inc.	2,682,230
43,000		Telephone & Data Systems, Inc.	1,672,700
			8,025,155
		Transportation: 0.8%
30,700		Norfolk Southern Corp.	1,633,852
			1,633,852
		Total Common Stock (Cost $168,473,738)	185,141,874

Principal Amount			Value

SHORT-TERM INVESTMENTS: 16.4%
	U.S. Government Agency Obligations: 4.0%
$7,654,000	Federal Home Loan Bank Discount Note, 4.700%, due 07/03/06		7,651,002
	Total U.S. Government Agency Obligations (Cost $7,651,002)		7,651,002

See Accompanying Notes to Financial Statements

ING JPMORGAN	PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
	Securities Lending Collateralcc: 12.4%
$24,087,948	The Bank of New York Institutional Cash Reserves Fund		$24,087,948
	Total Securities Lending Collateral (Cost $24,087,948)		24,087,948
	Total Short-Term Investments: (Cost $31,738,950)		31,738,950
	Total Investments in Securities (Cost $200,212,688)*	111.9%	$216,880,824
	Other Assets and Liabilities-Net	(11.9)	(23,053,238)
	Net Assets	100.0%	$193,827,586

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $200,374,005.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$21,007,504
Gross Unrealized Depreciation	(4,500,685)
Net Unrealized Appreciation	$16,506,819

See Accompanying Notes to Financial Statements

ING LEGG MASON PARTNERS	PORTFOLIO OF INVESTMENTS
AGGRESSIVE GROWTH PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006

(as a percent of net assets)

Shares			Value

COMMON STOCK: 93.8%
		Aerospace/Defense: 3.4%
525,500		L-3 Communications Holdings, Inc.	$39,633,210
			39,633,210
		Biotechnology: 15.4%
829,190	@,L	Amgen, Inc.	54,088,064
1,079,200	@,L	Biogen Idec, Inc.	49,999,336
98,300	@,L	BioMimetic Therapeutics, Inc.	651,729
31,700	@,L	Genentech, Inc.	2,593,060
936,070	@	Genzyme Corp.	57,147,074
34,300	@,L	Micromet, Inc.	146,804
713,700	@,L	Millennium Pharmaceuticals, Inc.	7,115,589
198,300	@,L	Vertex Pharmaceuticals, Inc.	7,279,593
			179,021,249
		Computers: 2.4%
31,500	@,L	LaserCard Corp.	412,335
534,600	@,L	Quantum Corp.	1,400,652
395,800	@,L	Sandisk Corp.	20,177,884
270,766	@,L	Seagate Technology, Inc.	6,130,142
83,100	@,X	Seagate Technology, Inc.-Escrow	1
			28,121,014
		Diversified Financial Services: 10.4%
76,800		CIT Group, Inc.	4,015,872
125,200		Cohen & Steers, Inc.	2,954,720
2,696		Goldman Sachs Group, Inc.	405,559
933,208	L	Lehman Brothers Holdings, Inc.	60,798,501
757,160		Merrill Lynch & Co., Inc.	$52,668,050
			120,842,702
		Healthcare-Products: 1.5%
79,800	@,L	Biosite, Inc.	3,643,668
20,900	@	BioVeris Corp.	168,245
230,100		Johnson & Johnson	13,787,592
			17,599,505
		Healthcare-Services: 4.7%
1,214,500		UnitedHealth Group, Inc.	54,385,310
			54,385,310
		Investment Companies: 1.1%
327,200	L	Nasdaq-100 Index Tracking Stock	12,682,272
			12,682,272
		Media: 17.6%
1,155,700	@,L	Cablevision Systems Corp.	24,789,765
1,768,190	@,L	Comcast Corp.	57,961,268
112,300	@,L	Comcast Corp.-Class A	3,676,702
193,210	@,L	Discovery Holding Co.	2,826,662
62,213	@,L	Liberty Global, Inc.-Series C	1,279,721
61,346	@,L	Liberty Global, Inc.-Series A	1,318,939
744,275	@	Liberty Media Holding Corp.-Interactive	12,846,187
148,855	@	Liberty Media Holding Corp.-Capital	12,469,583
434,250	@,L	Sirius Satellite Radio, Inc.	2,062,688
2,792,530	L	Time Warner, Inc.	48,310,769
181,805		CBS Corp.	4,917,825
181,805	@,L	Viacom, Inc.	6,515,891
834,500		Walt Disney Co.	25,035,000
93,300		World Wrestling Entertainment, Inc.	1,575,837
			205,586,837
		Miscellaneous Manufacturing: 5.7%
388,300	L	Pall Corp.	10,872,400
2,016,395	@@,L	Tyco International Ltd.	55,450,863
			66,323,263
		Oil & Gas: 4.7%
1,149,000	L	Anadarko Petroleum Corp.	54,795,810
5,645	@,L	Bill Barrett Corp.	167,148
			54,962,958
		Oil & Gas Services: 7.4%
515,700	@,L	Grant Prideco, Inc.	23,077,575
1,277,800	@,L	Weatherford International Ltd.	63,404,436
			86,482,011
		Pharmaceuticals: 7.9%
136,500	@,L	Alkermes, Inc.	2,582,580
1,407,044	@,L	Forest Laboratories, Inc.	54,438,532
499,600	@,L	ImClone Systems, Inc.	19,304,544
94,400	@,L	Isis Pharmaceuticals, Inc.	571,120
326,700	@	King Pharmaceuticals, Inc.	5,553,900
74,600	@,L	Nabi Biopharmaceuticals	428,204
80,050		Pfizer, Inc.	1,878,774
67,832	@@,L	Teva Pharmaceutical Industries Ltd. ADR	2,142,813

See Accompanying Notes to Financial Statements

ING LEGG MASON PARTNERS	PORTFOLIO OF INVESTMENTS
AGGRESSIVE GROWTH PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Pharmaceuticals (continued)
306,600	L	Valeant Pharmaceuticals International	$5,187,672
27,445	@,L	ViaCell, Inc.	124,875
			92,213,014
		Retail: 0.2%
193,300	@,L	Charming Shoppes	2,172,692
13,000	@	J Crew Group, Inc.	356,850
			2,529,542
		Semiconductors: 6.8%
526,800	@,L	Broadcom Corp.	15,830,340
90,400	@,L	Cabot Microelectronics Corp.	2,740,024
328,000	@,L	Cirrus Logic, Inc.	2,669,920
117,000	@,L	Cree, Inc.	2,779,920
86,600	@,L	DSP Group, Inc.	2,152,010
92,029	@,L	Freescale Semiconductor, Inc.	2,705,653
658,100		Intel Corp.	12,470,995
2,254,000	@,L	Micron Technology, Inc.	33,945,240
296,100	@,L	Teradyne, Inc.	4,124,673
			79,418,775
		Software: 1.3%
97,800	@,L	Advent Software, Inc.	3,527,646
229,400	@	Autodesk, Inc.	7,905,124
176,900		Microsoft Corp.	4,121,770
			15,554,540
		Telecommunications: 3.3%
254,100	@,L	C-COR.net Corp.	1,961,652
1,360,200		Motorola, Inc.	27,408,030
302,900	@@,L	Nokia OYJ ADR	6,136,754
475,100	@,L	RF Micro Devices, Inc.	2,836,346
			38,342,782
		Total Common Stock (Cost $836,902,699)	1,093,698,984

Principal Amount			Value

SHORT-TERM INVESTMENTS: 25.7%
	U.S. Government Agency Obligations: 5.3%
$62,339,000	Federal Home Loan Bank Discount Note, 4.700%, due 07/03/06		62,314,584
	Total U.S. Government Agency Obligations (Cost $62,314,584)		62,314,584
	Securities Lending Collateralcc: 20.4%
237,464,081	The Bank of New York Institutional Cash Reserves Fund		237,464,081
	Total Securities Lending Collateral (Cost $237,464,081)		237,464,081
	Total Short-Term Investments (Cost $299,778,665)		299,778,665
	Total Investments in Securities (Cost $1,136,681,364)*	119.5%	$1,393,477,649
	Other Assets and Liabilities-Net	(19.5)	(226,941,216)
	Net Assets	100.0%	$1,166,536,433

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is $1,138,025,080.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$275,540,439
Gross Unrealized Depreciation	(20,087,870)
Net Unrealized Appreciation	$255,452,569

See Accompanying Notes to Financial Statements

ING LEGG MASON PARTNERS	PORTFOLIO OF INVESTMENTS
LARGE CAP GROWTH PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006

(as a percent of net assets)

Shares			Value

COMMON STOCK: 97.8%
		Beverages: 4.9%
27,900		Coca-Cola Co.	$1,200,258
19,600		PepsiCo, Inc.	1,176,784
			2,377,042
		Biotechnology: 14.2%
38,800	@	Amgen, Inc.	2,530,924
34,400	@	Biogen Idec, Inc.	1,593,752
34,400	@	Genentech, Inc.	2,813,920
			6,938,596
		Computers: 1.0%
19,400	@	Dell, Inc.	473,554
			473,554
		Cosmetics/Personal Care: 3.5%
31,090		Procter & Gamble Co.	1,728,604
			1,728,604
		Diversified Financial Services: 6.9%
27,600		Merrill Lynch & Co., Inc.	1,919,856
23,300		Morgan Stanley	1,472,793
			3,392,649
		Food: 2.5%
27,175		WM Wrigley Jr. Co.	1,232,658
			1,232,658
		Healthcare-Products: 3.8%
18,700		Johnson & Johnson	$1,120,504
16,300		Medtronic, Inc.	764,796
			1,885,300
		Insurance: 5.7%
20,700		American International Group, Inc.	1,222,335
17	@	Berkshire Hathaway, Inc.	1,558,203
			2,780,538
		Internet: 16.8%
37,300	@	Akamai Technologies, Inc.	1,349,887
69,000	@	Amazon.com, Inc.	2,668,920
44,300	@	eBay, Inc.	1,297,547
10,100	@	Expedia, Inc.	151,197
42,900	@	IAC/InterActiveCorp	1,136,421
48,500	@	Yahoo!, Inc.	1,600,500
			8,204,472
		Media: 5.7%
86,200		Time Warner, Inc.	1,491,260
42,600		Walt Disney Co.	1,278,000
			2,769,260
		Miscellaneous Manufacturing: 2.3%
34,500		General Electric Co.	1,137,120
			1,137,120
		Pharmaceuticals: 3.1%
64,300		Pfizer, Inc.	1,509,121
			1,509,121
		Retail: 3.1%
42,300		Home Depot, Inc.	1,513,917
			1,513,917
		Semiconductors: 6.7%
69,000		Intel Corp.	1,307,550
64,600		Texas Instruments, Inc.	1,956,734
			3,264,284
		Software: 7.1%
30,200	@	Electronic Arts, Inc.	1,299,808
51,600		Microsoft Corp.	1,202,280
42,700	@	Red Hat, Inc.	999,180
			3,501,268
		Telecommunications: 10.5%
60,200	@	Cisco Systems, Inc.	1,175,706
62,900	@	Juniper Networks, Inc.	1,005,771
86,200		Motorola, Inc.	1,736,930
30,100		Qualcomm, Inc.	1,206,107
			5,124,514
		Total Common Stock (Cost $46,734,684)	47,832,897

See Accompanying Notes to Financial Statements

ING LEGG MASON PARTNERS	PORTFOLIO OF INVESTMENTS
LARGE CAP GROWTH PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value

SHORT-TERM INVESTMENTS: 0.9%
	U.S. Government Agency Obligations: 0.9%
$436,000	Federal Home Loan Bank Discount Note, 4.700%, due 07/03/06		$435,829
	Total Short-Term Investments (Cost $435,829)		435,829
	Total Investments in Securities (Cost $47,170,513)*	98.7%	$48,268,726
	Other Assets and Liabilities-Net	1.3	629,886
	Net Assets	100.0%	$48,898,612

@	Non-income producing security
*	Cost for federal income tax purposes is $47,666,799.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$3,806,389
Gross Unrealized Depreciation	(3,204,462)
Net Unrealized Appreciation	$601,927

See Accompanying Notes to Financial Statements

ING LORD ABBETT	PORTFOLIO OF INVESTMENTS
U.S. GOVERNMENT SECURITIES PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Agency Allocation as of June 30, 2006 (as a percent of net assets)

Federal National Mortgage Association	42.7%
Federal Home Loan Mortgage Corporation	25.8%
Government National Mortgage Association	15.7%
U.S. Treasury Bond	14.8%
Federal Home Loan Bank	11.4%
Other Assets and Liabilities, Net	-10.4%
Total Assets	100.0%

Portfolio holdings are subject to change daily.

Principal Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 91.3%
		Federal Home Loan Bank: 7.1%
$4,300,000		4.500%, due 11/15/12		$4,076,078
				4,076,078
		Federal Home Loan Mortgage Corporation: 25.8%
388,592		4.199%, due 01/01/34		377,072
76,900		4.500%, due 04/15/15		76,792
343,638		5.000%, due 04/01/20		330,957
167,718		5.000%, due 07/01/20		161,728
135,604		5.000%, due 10/01/20		130,600
594,152		5.000%, due 12/01/20		572,227
2,960,857		5.000%, due 04/01/21		2,850,845
950,000		5.000%, due 06/01/21		914,703
303,116		5.500%, due 07/01/19		297,691
142,190		5.500%, due 01/01/21		139,555
198,808		5.500%, due 02/01/21		195,087
884,239		5.500%, due 03/01/21		867,688
472,082		5.500%, due 04/01/21		463,246
327,698		5.500%, due 05/01/21		321,564
5,683,572		5.500%, due 06/01/21		5,577,189
785,455		6.000%, due 06/01/20		787,011
440,000	W	6.500%, due 08/15/34		441,925
65,000		6.500%, due 06/15/08		65,149
241,179		7.000%, due 04/01/32		247,156
				14,818,185
		Federal National Mortgage Association: 42.7%
263,557		3.492%, due 08/01/33		256,870
547,669		5.500%, due 01/01/36		526,575
11,456,910		5.500%, due 02/01/36		10,991,380
4,585,428		5.500%, due 03/01/36		4,405,927
5,243,689		5.500%, due 10/01/35		5,041,727
440,000	W	6.000%, due 07/15/20		441,650
993,670		6.500%, due 01/01/36		999,805
1,850,000	W	6.500%, due 07/15/33		1,859,827
				24,523,761
		Government National Mortgage Association: 15.7%
7,775,000	W	5.500%, due 07/15/33		7,536,891
1,530,000	W	6.000%, due 07/15/33		1,517,569
				9,054,460
		Total U.S. Government Agency Obligations (Cost $52,705,466)		52,472,484

U.S. TREASURY OBLIGATIONS: 14.8%
		U.S. Treasury Bond: 14.8%
$2,878,000		4.375%, due 12/15/10		$2,796,383
5,200,000		4.875%, due 02/15/12		5,144,755
591,000		5.250%, due 02/15/29		588,599
		Total U.S. Treasury Obligations (Cost $8,559,212)		8,529,737
		Total Long-Term Investments (Cost $61,264,678)		61,002,221

SHORT-TERM INVESTMENTS: 4.3%
		U.S. Government Agency Obligations: 4.3%
2,500,000		Federal Home Loan Bank Discount Note, 4.910%, due 07/03/06		2,498,977
		Total Short-Term Investments (Cost $2,498,977)		2,498,977
		Total Investments in Securities (Cost $63,763,655)*	110.4%	$63,501,198
		Other Assets and Liabilities-Net	(10.4)	(5,999,844)
		Net Assets	100.0%	$57,501,354

W	When-issued or delayed delivery security.
*	Cost for federal income tax purposes is $63,873,420.
Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$32,704
Gross Unrealized Depreciation	(404,926)
Net Unrealized Depreciation	$(372,222)

See Accompanying Notes to Financial Statements

ING MFS CAPITAL                                                                          PORTFOLIO OF INVESTMENTS

OPPORTUNITIES PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Shares			Value

COMMON STOCK: 98.0%
		Advertising: 1.4%
40,200	@,L	Getty Images, Inc.	$2,553,102
			2,553,102
		Aerospace/Defense: 1.5%
41,430		United Technologies Corp.	2,627,491
			2,627,491
		Agriculture: 2.0%
48,250		Altria Group, Inc.	3,542,998
			3,542,998
		Apparel: 2.1%
46,010		Nike, Inc.	3,726,810
			3,726,810
		Banks: 5.3%
64,874		Bank of America Corp.	3,120,439
69,060		Commerce BanCorp, Inc.	2,463,370
45,800		Investors Financial Services Corp.	2,056,420
24,200		PNC Financial Services Group, Inc.	1,698,114
			9,338,343
		Beverages: 0.4%
180,100	@@	Grupo Modelo SA	688,402
			688,402
		Biotechnology: 5.6%
66,130	@	Amgen, Inc.	4,313,660
41,470	@	Genzyme Corp.	2,531,744
28,890	@,L	Medimmune, Inc.	$782,919
35,290	@	Millipore Corp.	2,222,917
			9,851,240
		Building Materials: 0.4%
11,400	@,@@	Cemex SA de CV ADR	649,458
			649,458
		Chemicals: 1.7%
31,400	@@	Bayer AG	1,442,992
29,910		Praxair, Inc.	1,615,140
			3,058,132
		Commercial Services: 2.1%
30,230	@	ITT Educational Services, Inc.	1,989,436
18,520		Strayer Education, Inc.	1,798,662
			3,788,098
		Computers: 3.6%
174,610	@	Dell, Inc.	4,262,230
49,330	@	Micros Systems, Inc.	2,154,734
64,800	@,X	Seagate Technology, Inc. — Escrow	1
			6,416,965
		Cosmetics/Personal Care: 1.0%
45,190		Estee Lauder Cos., Inc.	1,747,497
			1,747,497
		Diversified Financial Services: 6.0%
19,160	@	Affiliated Managers Group	1,664,812
43,120		American Express Co.	2,294,846
20,050		Franklin Resources, Inc.	1,740,541
69,780		JPMorgan Chase & Co.	2,930,760
36,230		SLM Corp.	1,917,292
			10,548,251
		Electric: 2.4%
32,150		Constellation Energy Group, Inc.	1,752,818
50,370	@,L	NRG Energy, Inc.	2,426,827
			4,179,645
		Food: 2.6%
14,945	@@	Nestle SA	4,685,416
			4,685,416
		Healthcare-Products: 8.2%
53,820	@	Advanced Medical Optics, Inc.	2,728,674
20,060	@	Gen-Probe, Inc.	1,082,839
97,540		Johnson & Johnson	5,844,597
40,670		Medtronic, Inc.	1,908,236
50,800	@	St. Jude Medical, Inc.	1,646,936
27,430	@	Ventana Medical Systems	1,294,147
			14,505,429
		Insurance: 3.7%
1,020	@	Berkshire Hathaway, Inc.	3,103,860
75,470		St. Paul Cos.	3,364,453
			6,468,313
		Internet: 3.6%
40,200	@	eBay, Inc.	1,177,458
154,806	@,L	Symantec Corp.	2,405,685
82,740	@,L	Yahoo!, Inc.	2,730,420
			6,313,563

See Accompanying Notes to Financial Statements

ING MFS CAPITAL	PORTFOLIO OF INVESTMENTS
OPPORTUNITIES PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Shares			Value
		Leisure Time: 0.5%
62,000	@@	Namco Bandai Holdings, Inc.	$944,474
			944,474
		Media: 1.4%
70,270	@	Viacom, Inc.	2,518,477
			2,518,477
		Mining: 1.4%
58,820	@@	BHP Billiton Ltd. ADR	2,533,377
			2,533,377
		Miscellaneous Manufacturing: 2.5%
159,854	@@,L	Tyco International Ltd.	4,395,985
			4,395,985
		Oil & Gas: 7.9%
82,620		Exxon Mobil Corp.	5,068,737
51,497	@	Global Santa Fe Corp.	2,973,952
70,200		Hess Corp.	3,710,070
29,260	@,L	Noble Corp.	2,177,529
			13,930,288
		Oil & Gas Services: 0.6%
17,260	@,L	National-Oilwell, Inc.	1,092,903
			1,092,903
		Packaging & Containers: 2.0%
214,680	@	Owens-Illinois, Inc.	3,598,037
			3,598,037
		Pharmaceuticals: 5.6%
47,170		Eli Lilly & Co.	2,607,086
44,550	@	Endo Pharmaceuticals Holdings, Inc.	1,469,259
132,200		Wyeth	5,871,002
			9,947,347
		Retail: 7.3%
82,480		Advance Auto Parts	2,383,672
69,710	@,L	Carmax, Inc.	2,471,917
29,260	@,L	Kohl’s Corp.	1,729,851
92,870		Petsmart, Inc.	2,377,472
126,890	@,L	Urban Outfitters, Inc.	2,219,306
37,180		Wal-Mart Stores, Inc.	1,790,961
			12,973,179
		Savings & Loans: 1.1%
113,500		New York Community Bancorp, Inc.	1,873,885
			1,873,885
		Semiconductors: 3.0%
203,270		Intel Corp.	3,851,967
4,880	@@,#	Samsung Electronics Co., Ltd. GDR	1,550,880
			5,402,847
		Software: 3.6%
31,400	@	Adobe Systems, Inc.	953,304
41,890	@,L	Electronic Arts, Inc.	1,802,946
168,850	@	Oracle Corp.	2,446,637
31,270	@,@@	TomTom	1,215,466
			6,418,353
		Telecommunications: 5.8%
182,070	@	Cisco Systems, Inc.	$3,555,827
176,540	@,L	Juniper Networks, Inc.	2,822,875
93,280	@,@@	Nice Systems Ltd. ADR	2,624,899
604,270	@,@@	Nortel Networks Corp.	1,353,565
			10,357,166
		Transportation: 1.7%
25,210		FedEx Corp.	2,946,037
			2,946,037
		Total Common Stock (Cost $171,367,894)	173,621,508

Principal Amount			Value
SHORT-TERM INVESTMENTS: 9.4%
	Securities Lending Collateralcc: 9.4%
$16,669,572	The Bank of New York Institutional Cash Reserves Fund		16,669,572
	Total Short-Term Investments (Cost $16,669,572)		16,669,572
	Total Investments in Securities (Cost $188,037,466)*	107.4%	$190,291,080
	Other Assets and Liabilities-Net	(7.4)	(13,049,867)
	Net Assets	100.0%	$177,241,213

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
X	Fair Value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors.
*	Cost for federal income tax purposes is $189,151,789.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$9,734,663
	Gross Unrealized Depreciation	(8,595,372)
	Net Unrealized Appreciation	$1,139,291

See Accompanying Notes to Financial Statements

ING NEUBERGER	PORTFOLIO OF INVESTMENTS
BERMAN PARTNERS PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006

(as a percent of net assets)

Shares			Value

COMMON STOCK: 94.6%
		Auto Parts & Equipment: 1.1%
28,300		Johnson Controls, Inc.	$2,326,826
			2,326,826
		Building Materials: 1.8%
65,686	@,@@	Cemex SA de CV ADR	3,742,131
			3,742,131
		Coal: 5.8%
115,000		Arch Coal, Inc.	4,872,550
59,600		Foundation Coal Holdings, Inc.	2,797,028
77,700		Peabody Energy Corp.	4,331,775
			12,001,353
		Computers: 1.6%
57,400	@	Lexmark International, Inc.	3,204,642
			3,204,642
		Diversified Financial Services: 4.9%
91,600		Countrywide Financial Corp.	3,488,128
24,600		Goldman Sachs Group, Inc.	3,700,578
42,100		Merrill Lynch & Co., Inc.	2,928,476
			10,117,182
		Electric: 5.3%
51,400		Exelon Corp.	2,921,062
110,300	@	Mirant Corp.	2,956,040
85,100		TXU Corp.	5,088,129
			10,965,231
		Engineering & Construction: 1.4%
118,600	@@	Chicago Bridge & Iron Co. NV	$2,864,190
			2,864,190
		Healthcare-Products: 2.4%
174,200	@	Boston Scientific Corp.	2,933,528
36,900	@	Zimmer Holdings, Inc.	2,092,968
			5,026,496
		Healthcare-Services: 5.7%
98,400		Aetna, Inc.	3,929,112
88,400		UnitedHealth Group, Inc.	3,958,552
53,200	@	WellPoint, Inc.	3,871,364
			11,759,028
		Home Builders: 9.6%
68,200		Centex Corp.	3,430,460
120,700		DR Horton, Inc.	2,875,074
70,200		KB Home	3,218,670
64,000		Lennar Corp.	2,839,680
4,700	@	NVR, Inc.	2,308,875
96,800		Pulte Homes, Inc.	2,786,872
98,600	@	Toll Brothers, Inc.	2,521,202
			19,980,833
		Home Furnishings: 1.2%
30,500		Whirlpool Corp.	2,520,825
			2,520,825
		Insurance: 5.1%
62,000		American International Group, Inc.	3,661,100
1,200	@	Berkshire Hathaway, Inc.	3,651,600
28,800		Hartford Financial Services Group, Inc.	2,436,480
18,200		PMI Group, Inc.	811,356
			10,560,536
		Internet: 2.1%
113,800	@,@@	Check Point Software Technologies	2,000,604
157,100	@	Symantec Corp.	2,441,334
			4,441,938
		Leisure Time: 1.6%
61,800		Harley-Davidson, Inc.	3,392,202
			3,392,202
		Machinery-Construction & Mining: 6.2%
46,400		Caterpillar, Inc.	3,455,872
84,000		Joy Global, Inc.	4,375,560
50,900	@	Terex Corp.	5,023,830
			12,855,262
		Mining: 2.1%
51,800		Phelps Dodge Corp.	4,255,888
			4,255,888
		Miscellaneous Manufacturing: 1.9%
16,700		Eaton Corp.	1,259,180
81,600		General Electric Co.	2,689,536
			3,948,716

See Accompanying Notes to Financial Statements

ING NEUBERGER	PORTFOLIO OF INVESTMENTS
BERMAN PARTNERS PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares				Value
		Oil & Gas: 16.5%
46,600		Anadarko Petroleum Corp.		$2,222,354
77,600	@@	Canadian Natural Resources Ltd.		4,297,488
86,700	@	Denbury Resources, Inc.		2,745,789
25,400		EOG Resources, Inc.		1,761,236
58,300		Exxon Mobil Corp.		3,576,705
32,600	@@	Petroleo Brasileiro SA ADR		2,911,506
70,200	@	Quicksilver Resources, Inc.		2,584,062
90,200	@	Southwestern Energy Co.		2,810,632
149,700	@@	Talisman Energy, Inc.		2,616,756
48,700		Valero Energy Corp.		3,239,524
84,300	@,@@	Western Oil Sands, Inc.		2,336,796
67,700		XTO Energy, Inc.		2,997,079
				34,099,927
		Oil & Gas Services: 0.8%
27,400	@	National-Oilwell, Inc.		1,734,968
				1,734,968
		Pharmaceuticals: 4.5%
57,400		Caremark Rx, Inc.		2,862,538
89,500	@	NBTY, Inc.		2,139,945
73,300	@@	Shire Pharmaceuticals PLC ADR		3,242,059
36,000	@@	Teva Pharmaceutical Industries Ltd. ADR		1,137,240
				9,381,782
		Retail: 6.4%
35,300		Best Buy Co., Inc.		1,935,852
70,800		Federated Department Stores		2,591,280
87,600		Home Depot, Inc.		3,135,204
47,100		JC Penney Co., Inc.		3,179,721
105,100		TJX Cos., Inc.		2,402,586
				13,244,643
		Savings & Loans: 0.8%
130,200		Hudson City Bancorp, Inc.		1,735,566
				1,735,566
		Semiconductors: 1.2%
36,700	@	Advanced Micro Devices, Inc.		896,214
75,300	@,@@	ASML Holding NV		1,522,566
				2,418,780
		Software: 3.5%
161,300	@	Activision, Inc.		1,835,594
91,300		Microsoft Corp.		2,127,290
225,000	@	Oracle Corp.		3,260,250
				7,223,134
		Transportation: 1.1%
32,600	@@	Frontline Ltd.		1,216,648
56,030	@@	Ship Finance International Ltd.		969,880
				2,186,528
		Total Common Stock (Cost $205,333,558)		195,988,607

		Total Investments In Securities (Cost $205,333,558)*	94.6%	$195,988,607
		Other Assets and Liabilities-Net	5.4	11,192,972
		Net Assets	100.0%	$207,181,579

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
*	Cost for federal income tax purposes is $205,335,619.

	Net unrealized depreciation consists of:

	Gross Unrealized Appreciation	$5,767,850
	Gross Unrealized Depreciation	(15,114,862)
	Net Unrealized Depreciation	$(9,347,012)

See Accompanying Notes to Financial Statements

ING NEUBERGER	PORTFOLIO OF INVESTMENTS
BERMAN REGENCY PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006

(as a percent of net assets)

Shares			Value

COMMON STOCK: 96.1%
		Aerospace/Defense: 0.9%
2,300	@@	Empresa Brasileira de Aeronautica SA ADR	$83,881
			83,881
		Auto Parts & Equipment: 1.3%
1,400		Johnson Controls, Inc.	115,108
			115,108
		Beverages: 1.2%
4,400	@	Constellation Brands, Inc.	110,000
			110,000
		Coal: 5.6%
4,900		Arch Coal, Inc.	207,613
2,400		Foundation Coal Holdings, Inc.	112,632
3,200		Peabody Energy Corp.	178,400
			498,645
		Commercial Services: 2.1%
1,900	@	Career Education Corp.	56,791
4,000	@	United Rentals, Inc.	127,920
			184,711
		Computers: 1.5%
2,425	@	Lexmark International, Inc.	135,388
			135,388
		Diversified Financial Services: 3.2%
3,100		IndyMac Bancorp, Inc.	142,135
1,050		The Bear Stearns Cos., Inc.	147,084
			289,219
		Electric: 6.9%
3,800		DPL, Inc.	$101,840
2,800		Edison International	109,200
4,500	@	Mirant Corp.	120,600
2,000	@	NRG Energy, Inc.	96,360
3,200		TXU Corp.	191,328
			619,328
		Engineering & Construction: 1.4%
5,200	@@	Chicago Bridge & Iron Co. NV	125,580
			125,580
		Healthcare-Services: 5.4%
4,000		Aetna, Inc.	159,720
3,400	@	Coventry Health Care, Inc.	186,796
3,700	@	LifePoint Hospitals, Inc.	118,881
350	@	Triad Hospitals, Inc.	13,853
			479,250
		Home Builders: 9.2%
900		Beazer Homes USA, Inc.	41,283
2,800		Centex Corp.	140,840
4,400	@	Hovnanian Enterprises, Inc.	132,352
2,700		KB Home	123,795
2,800		Lennar Corp.	124,236
1,200	@	Meritage Homes Corp.	56,700
180	@	NVR, Inc.	88,425
4,050		Pulte Homes, Inc.	116,600
			824,231
		Home Furnishings: 1.7%
1,850		Whirlpool Corp.	152,903
			152,903
		Household Products/Wares: 0.7%
2,200	@	Jarden Corp.	66,990
			66,990
		Insurance: 2.4%
4,600	@@	Endurance Specialty Holdings Ltd.	147,200
1,600		PMI Group, Inc.	71,328
			218,528
		Internet: 1.7%
5,400	@,@@	Check Point Software Technologies	94,932
2,400	@	McAfee, Inc.	58,248
			153,180
		Iron/Steel: 1.2%
1,400		Cleveland-Cliffs, Inc.	111,006
			111,006
		Leisure Time: 1.5%
2,400		Harley-Davidson, Inc.	131,736
			131,736
		Machinery-Construction & Mining: 4.2%
3,550		Joy Global, Inc.	184,920
1,950	@	Terex Corp.	192,465
			377,385

See Accompanying Notes to Financial Statements

ING NEUBERGER	PORTFOLIO OF INVESTMENTS
BERMAN REGENCY PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares				Value
		Machinery-Diversified: 1.7%
3,400		Manitowoc Co.		$151,300
				151,300
		Metal Fabricate/Hardware: 2.0%
5,200		Timken Co.		174,252
				174,252
		Mining: 2.1%
2,250		Phelps Dodge Corp.		184,860
				184,860
		Miscellaneous Manufacturing: 2.8%
1,700		Eaton Corp.		128,180
2,800	@@	Ingersoll-Rand Co.		119,784
				247,964
		Oil & Gas: 10.3%
3,500	@@	Canadian Natural Resources Ltd.		193,830
3,400	@	Denbury Resources, Inc.		107,678
3,600	@	Quicksilver Resources, Inc.		132,516
4,000	@	Southwestern Energy Co.		124,640
1,000		Sunoco, Inc.		69,290
7,500	@@	Talisman Energy, Inc.		131,100
3,600		XTO Energy, Inc.		159,372
				918,426
		Pharmaceuticals: 4.8%
5,600	@	NBTY, Inc.		133,896
3,600		Omnicare, Inc.		170,712
2,800	@@	Shire Pharmaceuticals PLC ADR		123,844
				428,452
		Pipelines: 2.8%
2,500		National Fuel Gas Co.		87,850
6,900		Williams Cos., Inc.		161,184
				249,034
		Real Estate Investment Trust: 3.2%
1,100		Colonial Properties Trust		54,340
1,500		Developers Diversified Realty Corp.		78,270
1,400		First Industrial Realty Trust, Inc.		53,116
2,300		iStar Financial, Inc.		86,825
500		Trizec Properties, Inc.		14,320
				286,871
		Retail: 5.6%
4,200		Advance Auto Parts		121,380
3,600	@	Aeropostale, Inc.		104,004
6,000	@	HOT Topic, Inc.		69,060
3,500		Ross Stores, Inc.		98,175
4,700		TJX Cos., Inc.		107,442
				500,061
		Savings & Loans: 1.6%
10,800		Hudson City Bancorp, Inc.		143,964
				143,964
		Semiconductors: 1.0%
2,200	@	International Rectifier Corp.		85,976
				85,976
		Software: 2.2%
8,200	@	Activision, Inc.		$93,316
9,400	@	Take-Two Interactive Software, Inc.		100,204
				193,520
		Telecommunications: 2.5%
11,800	@	Arris Group, Inc.		154,816
5,900	@	Avaya, Inc.		67,378
				222,194
		Transportation: 1.4%
2,000	@@	Frontline Ltd.		75,700
1,100	@	General Maritime Corp.		40,656
300	@@	Ship Finance International Ltd.		5,191
				121,547
		Total Common Stock (Cost $8,783,186)		8,585,490

		Total Investments In Securities (Cost $8,783,186)*	96.1%	$8,585,490
		Other Assets and Liabilities-Net	3.9	346,393
		Net Assets	100.0%	$8,931,883

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
*	Cost for federal income tax purposes is $8,782,965.
Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$464,513
Gross Unrealized Depreciation	(661,988)
Net Unrealized Depreciation	$(197,475)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING OPCAP BALANCED VALUE PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Investment Type * Allocation

as of June 30, 2006

(as a percent of net assets)

Shares			Value

COMMON STOCK: 70.2%
		Biotechnology: 2.1%
40,700	@,L	Biogen Idec, Inc.	$1,885,631
			1,885,631
		Commercial Services: 4.9%
60,434	@,L	Apollo Group, Inc.	3,122,625
33,200	@,L	ChoicePoint, Inc.	1,386,764
			4,509,389
		Computers: 3.2%
81,300	@,L	Cadence Design Systems, Inc.	1,394,295
135,700	@	EMC Corp.	1,488,629
			2,882,924
		Diversified Financial Services: 9.1%
87,100		Citigroup, Inc.	4,201,704
108,500		Countrywide Financial Corp.	4,131,680
			8,333,384
		Healthcare-Services: 3.0%
61,000		UnitedHealth Group, Inc.	2,731,580
			2,731,580
		Home Builders: 2.6%
47,200	L	Centex Corp.	2,374,160
			2,374,160
		Insurance: 7.5%
34,400		AMBAC Financial Group, Inc.	2,789,840
36,000		American International Group, Inc.	2,125,800
23,000		Hartford Financial Services Group, Inc.	$1,945,800
			6,861,440
		Leisure Time: 4.1%
98,600	@,L	Royal Caribbean Cruises Ltd.	3,771,450
			3,771,450
		Miscellaneous Manufacturing: 2.2%
27,000		Eaton Corp.	2,035,800
			2,035,800
		Oil & Gas: 4.7%
47,300		ConocoPhillips	3,099,569
27,300		XTO Energy, Inc.	1,208,571
			4,308,140
		Pharmaceuticals: 10.1%
203,200		Pfizer, Inc.	4,769,104
91,200	@@	Sanofi-Synthelabo SA ADR	4,441,440
			9,210,544
		Retail: 5.0%
54,700		Family Dollar Stores, Inc.	1,336,321
73,400		Federated Department Stores	2,686,440
11,900		Yum! Brands, Inc.	598,213
			4,620,974
		Semiconductors: 2.9%
288,603	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,649,376
			2,649,376
		Telecommunications: 8.8%
96,200	@	Cisco Systems, Inc.	1,878,786
250,000		Motorola, Inc.	5,037,500
20,400	@	NII Holdings, Inc.	1,150,152
			8,066,438
		Total Common Stock (Cost $61,161,199)	64,241,230

Principal Amount			Value

CORPORATE BONDS/NOTES: 26.8%
		Aerospace/Defense: 1.8%
$450,000	C,L	General Dynamics Corp., 4.500%, due 08/15/10	432,271
615,000		Northrop Grumman Corp., 4.079%, due 11/16/06	611,543
585,000	C	Raytheon Co., 6.750%, due 08/15/07	590,838
			1,634,652
		Auto Manufacturers: 0.5%
500,000	@@	DaimlerChrysler NA Holding Corp., 4.750%, due 01/15/08	492,003
			492,003
		Banks: 1.7%
610,000		Keycorp, 2.750%, due 02/27/07	596,992
510,000		US Bank National Association, 2.850%, due 11/15/06	505,111

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING OPCAP BALANCED VALUE PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Banks (continued)
$460,000	L	Wachovia Corp., 4.375%, due 06/01/10	$440,259
			1,542,362
		Chemicals: 0.4%
435,000	C	E.I. Du Pont de Nemours & Co., 4.125%, due 04/30/10	412,789
			412,789
		Commercial Services: 0.3%
260,000		Cendant Corp., 6.875%, due 08/15/06	260,285
			260,285
		Cosmetics/Personal Care: 0.6%
555,000	C,L	Procter & Gamble Co., 3.500%, due 12/15/08	529,622
			529,622
		Diversified Financial Services: 9.0%
260,000		American Express Credit Corp., 3.000%, due 05/16/08	248,165
505,000	L	American Express Credit Corp., 5.000%, due 12/02/10	492,853
620,000	C	Ameriprise Financial, Inc., 5.350%, due 11/15/10	608,489
570,000		Bear Stearns Cos., Inc., 7.800%, due 08/15/07	582,922
375,000	C,L	Boeing Capital Corp., 6.500%, due 02/15/12	388,336
200,000		CIT Group, Inc., 7.750%, due 04/02/12	217,059
405,000		Citigroup, Inc., 5.000%, due 03/06/07	403,321
300,000	L	Citigroup, Inc., 6.000%, due 02/21/12	303,609
710,000	C	Credit Suisse First Boston USA, Inc., 5.750%, due 04/15/07	710,195
350,000		General Electric Capital Corp., 4.875%, due 10/21/10	340,289
300,000		General Electric Capital Corp., 6.000%, due 06/15/12	303,822
400,000		Goldman Sachs Group, Inc., 5.700%, due 09/01/12	396,624
300,000		Household Finance Corp., 7.000%, due 05/15/12	316,077
610,000		International Lease Finance Corp., 5.625%, due 06/01/07	609,270
520,000		John Deere Capital Corp., 3.875%, due 03/07/07	513,916
705,000		JPMorgan Chase & Co., 5.250%, due 05/30/07	701,880
640,000		Merrill Lynch & Co., Inc., 3.700%, due 04/21/08	619,369
500,000		SLM Corp., 4.500%, due 07/26/10	477,126
			8,233,322
		Electric: 0.7%
625,000	+	Dominion Resources, Inc., 3.660%, due 11/15/06	620,373
			620,373
		Environmental Control: 0.1%
$125,000	C	Waste Management, Inc., 6.500%, due 11/15/08	$127,023
			127,023
		Food: 3.2%
560,000	C	General Mills, Inc., 6.000%, due 02/15/12	563,960
545,000	C	Kellogg Co., 2.875%, due 06/01/08	518,031
615,000		Kraft Foods, Inc., 4.625%, due 11/01/06	612,935
520,000	C	Safeway, Inc., 4.800%, due 07/16/07	514,198
710,000	C	Tyson Foods, Inc., 7.250%, due 10/01/06	712,170
			2,921,294
		Insurance: 0.6%
540,000	C	Berkshire Hathaway, Inc., 3.375%, due 10/15/08	514,365
			514,365
		Media: 1.5%
100,000		News America Holdings, 9.250%, due 02/01/13	115,929
280,000		Time Warner Entertainment Co. LP, 7.250%, due 09/01/08	288,144
360,000		Viacom, Inc., 5.625%, due 05/01/07	359,680
605,000		Walt Disney Co., 5.375%, due 06/01/07	603,534
			1,367,287
		Mining: 0.7%
630,000	C	Alcoa, Inc., 4.250%, due 08/15/07	618,446
			618,446
		Oil & Gas: 1.8%
620,000	@@,C,L	ChevronTexaco Capital Co., 3.500%, due 09/17/07	605,028
695,000	C	Marathon Oil Corp., 5.375%, due 06/01/07	693,019
405,000	C	Valero Energy Corp., 6.125%, due 04/15/07	405,985
			1,704,032
		Pipelines: 0.5%
415,000	C	Duke Capital LLC, 7.500%, due 10/01/09	436,153
			436,153
		Retail: 0.6%
530,000	C	CVS Corp., 3.875%, due 11/01/07	516,119
			516,119
		Savings & Loans: 0.4%
425,000		World Savings Bank FSB, 4.125%, due 03/10/08	414,592
			414,592

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING OPCAP BALANCED VALUE PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount				Value
		Telecommunications: 1.7%
$385,000	C	AT&T Wireless Services, Inc., 7.500%, due 05/01/07		$390,463
630,000		Motorola, Inc., 4.608%, due 11/16/07		621,136
350,000	C	Verizon Global Funding Corp., 7.250%, due 12/01/10		366,887
200,000	C	Verizon Global Funding Corp., 7.375%, due 09/01/12		212,854
				1,591,340
		Transportation: 0.7%
625,000		FedEx Corp., 2.650%, due 04/01/07		610,402
				610,402
		Total Corporate Bonds/Notes (Cost $24,988,017)		24,546,461
		Total Long-Term Investments (Cost $86,149,216)		88,787,691
SHORT TERM INVESTMENTS: 8.7%

		U.S. Government Agency Obligations: 3.0%
2,726,000		Federal Home Loan Bank Discount Note, 4.700%, due 07/03/06		2,724,932
		Total U.S. Government Agency Obligations (Cost $2,724,932)		2,724,932
		Securities Lending Collateralcc: 15.7%
14,414,331		The Bank of New York Institutional Cash Reserves Fund		14,414,331
		Total Securities Lending Collateral (Cost $14,414,331)		14,414,331
		Total Short-Term Investments (Cost $17,139,263)		17,139,263

		Total Investments In Securities (Cost $103,288,479)*	115.7%	$105,926,954
		Other Assets and Liabilities-Net	(15.7)	(14,344,958)
		Net Assets	100.0%	$91,581,996

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $103,402,314.

Net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$5,083,321
	Gross Unrealized Depreciation	(2,558,681)
	Net Unrealized Appreciation	$2,524,640

See Accompanying Notes to Financial Statements

ING OPPENHEIMER	PORTFOLIO OF INVESTMENTS
GLOBAL PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Country Allocation

as of June 30, 2006

(as a percent of net assets)

Shares			Value

COMMON STOCK: 98.2%
		Australia: 0.3%
2,904,711		Macquarie Airports	$6,622,306
			6,622,306
		Barbados: 0.3%
81,000	L	Everest Re Group Ltd.	7,012,170
			7,012,170
		Bermuda: 1.1%
294,700		ACE Ltd.	14,908,873
195,700	L	XL Capital Ltd.	11,996,410
			26,905,283
		Brazil: 1.5%
362,700		Cia de Bebidas das Americas ADR	14,961,375
614,300	L	Empresa Brasileira de Aeronautica SA ADR	22,403,521
			37,364,896
		Canada: 1.7%
457,700	L	Husky Energy, Inc.	28,725,667
427,000		Manulife Financial Corp.	13,529,508
			42,255,175
		Denmark: 0.3%
106,500		Novo-Nordisk A/S	6,771,088
			6,771,088
		Finland: 0.6%
515,900		Fortum OYJ	$13,180,194
35,975		Neste Oil OYJ	1,264,274
			14,444,468
		France: 5.8%
99,002	@,L	Arkema	3,863,437
55,967	L	JC Decaux SA	1,478,289
308,178		LVMH Moet Hennessy Louis Vuitton SA	30,545,509
124,500	@	NicOx SA	1,664,553
468,889		Sanofi-Synthelabo SA	45,684,081
181,704		Societe Generale	26,678,916
443,224	L	Technip SA	24,421,573
169,684		Total SA	11,146,854
			145,483,212
		Germany: 4.3%
173,706		Allianz AG	27,335,291
466,268	L	Bayerische Motoren Werke AG	23,252,584
133,703		SAP AG	28,093,338
356,734		Siemens AG	30,997,883
			109,679,096
		Hong Kong: 0.4%
1,053,000		Hutchison Whampoa International Ltd.	9,614,823
			9,614,823
		India: 2.7%
2,991,884		Hindustan Lever Ltd.	14,934,333
242,900	L	ICICI Bank Ltd. ADR	5,744,585
443,207		Infosys Technologies Ltd.	29,655,065
3,304,676		Zee Telefilms	17,300,536
			67,634,519
		Italy: 0.4%
981,200	L	Bulgari SpA	11,114,446
			11,114,446
		Japan: 11.3%
201,600		Canon, Inc.	9,880,275
493,800	L	Chugai Pharmaceutical Co., Ltd.	10,082,903
307,300		Credit Saison Co., Ltd.	14,560,191
79,900		Fanuc Ltd.	7,176,930
434,200		Hoya Corp.	15,457,563
319,000		JGC Corp.	5,491,912
356,000		Kao Corp.	9,318,492
4,871		KDDI Corp.	29,977,867
54,230		Keyence Corp.	13,837,255
91,600		Kyocera Corp.	7,104,642
319,200		Murata Manufacturing Co., Ltd.	20,740,163
106,700	L	Nidec Corp.	7,655,180
70,000		Nintendo Co., Ltd.	11,761,546
4,025		Resona Holdings, Inc.	12,711,690
972,000		Shionogi & Co., Ltd.	17,355,006
700,000		Shiseido Co., Ltd.	13,734,232
731,600		Sony Corp.	32,256,256
470,100	L	Square Enix Co., Ltd.	9,806,981
214,400		Takeda Chemical Industries Ltd.	13,345,890
429,400		Toyota Motor Corp.	22,442,283
			284,697,257

See Accompanying Notes to Financial Statements

ING OPPENHEIMER	PORTFOLIO OF INVESTMENTS
GLOBAL PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Mexico: 1.9%
1,843,100		Fomento Economico Mexicano SA de CV	$15,438,730
2,518,200		Grupo Modelo SA	9,625,391
1,240,200		Grupo Televisa SA ADR	23,948,262
			49,012,383
		Netherlands: 2.1%
916,693	L	European Aeronautic Defense and Space Co.	26,296,486
881,977		Koninklijke Philips Electronics NV	27,476,233
			53,772,719
		Norway: 0.3%
831,500	L	Tandberg ASA	6,870,974
			6,870,974
		Singapore: 0.3%
3,229,800		Singapore Press Holdings Ltd.	8,409,923
			8,409,923
		South Korea: 2.2%
67,970		Hyundai Heavy Industries	7,631,756
38,291		Samsung Electronics Co., Ltd.	24,303,606
1,003,500	L	SK Telecom Co., Ltd. ADR	23,501,970
			55,437,332
		Spain: 0.8%
493,400		Inditex SA	20,800,814
			20,800,814
		Sweden: 5.4%
1,096,600		Hennes & Mauritz AB	42,461,514
535,184		Investor AB	9,788,458
25,107,100		Telefonaktiebolaget LM Ericsson	82,857,714
			135,107,686
		Switzerland: 3.3%
552,099		Credit Suisse Group	30,802,765
257,015		Novartis AG	13,870,196
198,867		Roche Holding AG	32,815,552
35,490	@	Syngenta AG	4,698,909
			82,187,422
		Taiwan: 1.2%
1,617,000		MediaTek, Inc.	14,967,253
8,652,765		Taiwan Semiconductor Manufacturing Co., Ltd.	15,724,323
			30,691,576
		United Kingdom: 12.8%
718,754		3i Group PLC	11,966,239
326,600		BP PLC ADR	22,734,626
978,938		Burberry Group PLC	7,776,014
2,595,660		Cadbury Schweppes PLC	24,995,711
808,261		Diageo PLC	13,575,806
439,574		GUS PLC	7,846,422
1,540,121		HSBC Holdings PLC	27,090,758
797,263		Pearson PLC	10,841,681
1,933,019		Prudential PLC	21,858,496
1,124,696		Reckitt Benckiser PLC	41,966,233
1,169,702		Royal Bank of Scotland Group PLC	$38,395,606
1,426,444		Smith & Nephew PLC	10,947,204
2,862,920		Tesco PLC	17,672,915
26,913,493		Vodafone Group PLC	57,281,491
687,198		WPP Group PLC	8,306,937
			323,256,139
		United States: 37.2%
342,400	L	3M Co.	27,655,648
696,300	@,L	Adobe Systems, Inc.	21,139,668
1,417,400	@,L	Advanced Micro Devices, Inc.	34,612,908
245,700	@,L	Affymetrix, Inc.	6,289,920
751,200	@,L	Altera Corp.	13,183,560
281,300	@,L	Amgen, Inc.	18,349,199
410,300	@,L	Atherogenics, Inc.	5,354,415
606,100		Automatic Data Processing, Inc.	27,486,635
384,500		Avon Products, Inc.	11,919,500
4,640	@,L	Berkshire Hathaway, Inc.	14,119,520
422,300		Biomet, Inc.	13,213,767
214,000		Boeing Co.	17,528,740
1,089,954	@	Boston Scientific Corp.	18,354,825
732,700	L	Carnival Corp.	30,582,898
836,300		Cendant Corp.	13,623,327
262,300		ChevronTexaco Corp.	16,278,338
721,200	@	Cisco Systems, Inc.	14,085,036
373,400	@	Coach, Inc.	11,164,660
156,900	@,L	Conor Medsystems, Inc.	4,328,871
1,128,300	@	Corning, Inc.	27,293,577
443,000	@,L	Cree, Inc.	10,525,680
1,351,800	@,L	eBay, Inc.	39,594,222
201,800		Emerson Electric Co.	16,912,858
138,100	@,L	Express Scripts, Inc.	9,907,294
142,000	@,L	Genentech, Inc.	11,615,600
87,600	@,L	Getty Images, Inc.	5,563,476
321,600	@	Gilead Sciences, Inc.	19,025,856
417,700	@	Global Santa Fe Corp.	24,122,175
488,400		International Game Technology	18,529,896
327,700	@,L	International Rectifier Corp.	12,806,516
400,200	@,L	Intuit, Inc.	24,168,078
106,600		Johnson & Johnson	6,387,472
444,700		JPMorgan Chase & Co.	18,677,400
1,101,300	@,L	Juniper Networks, Inc.	17,609,787
156,600	L	Linear Technology Corp.	5,244,534
169,900	L	Lockheed Martin Corp.	12,188,626
369,700	L	Maxim Integrated Products	11,871,067
195,800		Medtronic, Inc.	9,186,936
1,701,400	L	Microsoft Corp.	39,642,620
449,700		Morgan Stanley	28,425,537
170,700	@,L	Nektar Therapeutics	3,130,638
446,300		Northern Trust Corp.	24,680,390
189,900		Northrop Grumman Corp.	12,164,994
1,712,200	@,L	Novell, Inc.	11,351,886
146,900	@,L	Nuvelo, Inc.	2,445,885
316,500	L	Qualcomm, Inc.	12,682,155
218,700		Quest Diagnostics	13,104,504
318,900		Raytheon Co.	14,213,373
5,317,939	@,L	Sirius Satellite Radio, Inc.	25,260,210
372,500	@,L	Starbucks Corp.	14,065,600
212,500	@,L	Theravance, Inc.	4,862,000
371,700		Tiffany & Co.	12,273,534

See Accompanying Notes to Financial Statements

ING OPPENHEIMER	PORTFOLIO OF INVESTMENTS
GLOBAL PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		United States (continued)
386,700	@,L	Transocean, Inc.	$31,059,744
550,500		Wal-Mart Stores, Inc.	26,517,585
568,300		Walt Disney Co.	17,049,000
237,900		Wyeth	10,565,139
334,100	L	Xilinx, Inc.	7,567,365
188,800	@,L	Yahoo!, Inc.	6,230,400
			937,795,044
		Total Common Stock (Cost $2,151,247,780)	2,472,940,751

PREFERRED STOCK: 0.6%
		Germany: 0.6%
14,538		Porsche AG	14,063,643
			14,063,643
		Total Preferred Stock (Cost $9,602,569)	14,063,643
		Total Long-Term Investments (Cost $2,160,850,349)	2,487,004,394

Principal Amount			Value

SHORT-TERM INVESTMENTS: 13.1%
	U.S. Government Agency Obligations: 0.9%
$ 22,684,000	Federal Home Loan Bank Discount Note, 4.700%, due 07/03/06		22,675,115
	Total U.S.Government Agency Obligations (Cost $22,675,115)		22,675,115
	Securities Lending Collateralcc 12.2%
306,456,672	The Bank of New York Institutional Cash Reserves Fund		306,456,672
	Total Securities Lending Collateral (Cost $306,456,672)		306,456,672
	Total Short-Term Investments (Cost $329,131,787)		329,131,787
	Total Investments in Securities (Cost $2,489,982,136)*	111.9%	$2,816,136,181
	Other Assets and Liabilities-Net	(11.9)	(298,621,223)
	Net Assets	100.0%	$2,517,514,958

@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $2,496,732,978.

	Net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$388,457,459
	Gross Unrealized Depreciation	(69,054,256)
	Net Unrealized Appreciation	$319,403,203

Industry	Percent of Net Assets
Advertising	0.6%
Aerospace/Defense	4.2
Apparel	0.8
Auto Manufacturers	2.4
Banks	6.6
Beverages	2.1
Biotechnology	1.6
Chemicals	0.3
Commercial Services	0.5
Cosmetics/Personal Care	1.4
Diversified Financial Services	2.4
Electric	0.5
Electrical Components & Equipment	0.7
Electronics	3.6
Engineering & Construction	0.2
Entertainment	0.7
Food	1.7
Hand/Machine Tools	0.3
Healthcare-Products	2.3
Healthcare-Services	0.5
Holding Companies-Diversified	1.6
Home Furnishings	1.3
Household Products/Wares	2.3
Insurance	4.4
Internet	1.8
Investment Companies	0.7
Leisure Time	1.2
Media	4.1
Miscellaneous Manufacturing	2.3
Office/Business Equipment	0.4
Oil & Gas	5.4
Oil & Gas Services	1.0
Pharmaceuticals	7.8
Retail	5.4
Semiconductors	6.0
Shipbuilding	0.3
Software	7.6
Telecommunications	10.8
Toys/Games/Hobbies	0.5
Venture Capital	0.5
Federal Home Loan Bank	0.9
Securities Lending Collateral	12.2
Other Assets and Liabilities	(11.9)
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements

ING OPPENHEIMER	PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Investment Type Allocation
as of June 30, 2006

(as a percent of net assets)

Corporate Bonds/Notes	31.1%
U.S. Government Agency Obligations	21.9%
Other Bonds	21.3%
Equity Linked Securities	15.2%
Treasury Bill	3.8%
Common Stock	2.2%
Asset-Backed Securities	2.1%
U.S. Treasury Obligations	1.5%
Collateralized Mortgage Obligations	1.2%
Preferred Stock	0.3%
Other Assets and Liabilities, Net*	-0.6%
Total Assets	100.0%

*  Includes short-term investments related to securities lending collateral.

Portfolio holdings are subject to change daily

Shares			Value

COMMON STOCK: 2.2%
Advertising: 0.0%
2,610	@@	PagesJaunes SA	$81,927
			81,927
		Agriculture: 0.0%
1,700		Archer-Daniels-Midland Co.	70,176
650	L	Reynolds America, Inc.	74,945
			145,121
		Auto Manufacturers: 0.0%
1,380	@@	DaimlerChrysler AG	67,971
2,630	@	Navistar International Corp.	64,724
			132,695
		Banks: 0.1%
780	@@	BNP Paribas	74,587
1,940	@@,S	Credit Agricole SA	73,623
630	@@	Deutsche Bank AG	70,769
7,670	@@	Lloyds TSB Group PLC	75,136
1,920	L	National City Corp.	69,485
			363,600
		Chemicals: 0.1%
1,140		Ashland, Inc.	76,038
2,480	@@	BOC Group PLC	72,506
9,880	@@	Mitsui Chemicals, Inc.	64,569
			213,113
		Diversified Financial Services: 0.2%
1,840		Countrywide Financial Corp.	70,067
5,780	@@	Daiwa Securities Group, Inc.	68,873
530	@@	Deutsche Boerse AG	72,221
2,940	@	E*Trade Financial Corp.	67,091
840	@@	Euronext NV	78,820
470		Goldman Sachs Group, Inc.	70,702
7,850	@@	ICAP PLC	72,147
4,710	@@	Nikko Cordial Corp.	60,174
520		The Bear Stearns Cos., Inc.	72,842
			632,937
		Electric: 0.1%
1,880	@@	Suez SA	$78,073
1,220		TXU Corp.	72,944
			151,017
		Electrical Components & Equipment: 0.0%
5,990	@@	Fujikura Ltd.	66,123
29,690	@,@@,L	Sanyo Electric Co., Ltd.	63,822
			129,945
		Electronics: 0.0%
15,290	@@	Electrocomponents PLC	65,375
			65,375
		Engineering & Construction: 0.0%
4,400	@@	BAA PLC	76,070
			76,070
		Environmental Control: 0.0%
5,820	@,L	Allied Waste North America, Inc.	66,115
			66,115
		Forest Products & Paper: 0.0%
2,900	L	Louisiana-Pacific Corp.	63,510
			63,510
		Home Builders: 0.1%
1,510	L	Centex Corp.	75,953
2,750	L	DR Horton, Inc.	65,505
1,410	L	KB Home	64,649
1,500	L	Lennar Corp.	66,555
2,300	L	Pulte Homes, Inc.	66,217
			338,879
		Insurance: 0.1%
2,090	@@	AXA SA	67,648
5,730	@@	Britannic Group PLC	71,006
1,440		Chubb Corp.	71,856
1,550		Cincinnati Financial Corp.	72,866
1,260		Lincoln National Corp.	71,114
			354,490
		Investment Companies: 0.3%
5,410	L	Energy Select Sector SPDR Fund	306,855
9,200	L	Materials Select Sector SPDR Fund	295,320
9,340	L	Utilities Select Sector SPDR Fund	301,589
			903,764
		Iron/Steel: 0.2%
1,070	L	Allegheny Technologies, Inc.	74,087
1,700	@@	Arcelor	82,275
1,700	@@	JFE Holdings, Inc.	72,178
21,810	@@	Kobe Steel Ltd.	68,279
19,152	@@	Nippon Steel Corp.	72,576
1,340		Nucor Corp.	72,695
16,090	@@	Sumitomo Metal Industries Ltd.	66,477
2,110	@@	ThyssenKrupp AG	71,935
1,040	L	United States Steel Corp.	72,925
			653,427

See Accompanying Notes to Financial Statements

ING OPPENHEIMER	PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Leisure Time: 0.0%
3,570	@@,L	TUI AG	$70,848
			70,848
		Machinery-Construction & Mining: 0.0%
990		Caterpillar, Inc.	73,735
3,570	@@	Komatsu Ltd.	71,039
			144,774
		Machinery-Diversified: 0.1%
640		Cummins, Inc.	78,240
1,010	@@	MAN AG	73,101
			151,341
		Mining: 0.1%
1,270	L	Freeport-McMoRan Copper & Gold, Inc.	70,371
15,840	@@	Mitsubishi Materials Corp.	67,752
830		Phelps Dodge Corp.	68,193
1,310	@@	Rio Tinto PLC	68,980
			275,296
		Oil & Gas: 0.3%
1,430		Anadarko Petroleum Corp.	68,197
1,090		Apache Corp.	74,393
2,350		Chesapeake Energy Corp.	71,088
1,180		ChevronTexaco Corp.	73,231
1,114	L	ConocoPhillips	73,000
1,420	L	Hess Corp.	75,047
1,300		Kerr-McGee Corp.	90,155
922		Marathon Oil Corp.	76,803
8,660	@@	Nippon Mining Holdings, Inc.	73,098
710		Occidental Petroleum Corp.	72,811
6,020	@@	Showa Shell Sekiyu KK	70,720
1,140		Valero Energy Corp.	75,833
			894,376
		Oil & Gas Services: 0.1%
810		Baker Hughes, Inc.	66,299
940	L	Halliburton Co.	69,757
1,090		Schlumberger Ltd.	70,970
1,210	@@	Technip SA	66,671
1,330	@	Weatherford International Ltd.	65,994
			339,691
		Pipelines: 0.0%
7,900	L	El Paso Corp.	118,500
			118,500
		Real Estate: 0.0%
8,330	@@	Great Portland Estates PLC	76,936
2,130	@@	Land Securities Group PLC	70,582
			147,518
		Real Estate Investment Trust: 0.1%
600	@@,S	Gecina SA	78,560
440	@@,L	Unibail	76,659
			155,219
		Retail: 0.1%
2,370		Circuit City Stores, Inc.	64,511
2,540		Dillard’s, Inc.	80,899
20,400	@@	Dixons Group PLC	71,970
7,760	@@	Mitchells & Butlers PLC	$73,876
1,690	@	Office Depot, Inc.	64,220
			355,476
		Savings & Loans: 0.0%
1,560		Washington Mutual, Inc.	71,105
			71,105
		Semiconductors: 0.0%
2,390	@	Advanced Micro Devices, Inc.	58,364
			58,364
		Telecommunications: 0.0%
5,960	@,L	Avaya, Inc.	68,063
4,470	@@	Deutsche Telekom AG	71,741
			139,804
		Transportation: 0.2%
5,000	@@	Associated British Ports Holdings Plc	83,789
1,050		CSX Corp.	73,962
2,670	@@	Deutsche Post AG	71,713
11,330	@@,L	Kawasaki Kisen Kaisha Ltd.	65,580
11,100	@@	Nippon Yusen Kabushiki Kaisha	72,239
1,340		Norfolk Southern Corp.	71,315
1,310		Ryder System, Inc.	76,543
			515,141
		Venture Capital: 0.0%
4,360	@@	3i Group PLC	72,588
			72,588
		Water: 0.0%
5,860	@@	United Utilities PLC	69,394
			69,394
		Total Common Stock (Cost $7,611,115)	7,951,420

PREFERRED STOCK: 0.3%
		Auto Manufacturers: 0.0%
1,440	@@	Volkswagen AG	72,095
			72,095
		Diversified Financial Services: 0.1%
5,400	C	Chevy Chase Preferred Capital Corp.	286,740
			286,740
		Electric: 0.0%
940	@@	RWE AG	70,595
			70,595
		Insurance: 0.0%
2,090	@@	AXA SA	1,764
			1,764
		Media: 0.1%
17	C	ION Media Networks, Inc.	147,440
			147,440

See Accompanying Notes to Financial Statements

ING OPPENHEIMER	PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Savings & Loans: 0.1%
18,450	C	Chevy Chase Bank FSB	$490,770
			490,770
		Total Preferred Stock (Cost $1,086,179)	1,069,404

Positions in Purchased Options: 0.0%

	# of Contracts	Notional Amount	Value in $
American Style Call Option OTC Mexican Nuevo Peso Strike @ 11.40*Exp 10/12/2006		MXN 2,280,000	4,625
American Style Put Option OTC Mexican Nevo Peso Strike @ 11.40*Exp 10/12/2006		MXN 2,280,000	4,730
American Style Put Option OTC Euro Strike @ 1.235*Exp 7/25/2006		EUR 2,360,000	751
American Style Put Option OTC Japanese Yen Strke @ 119*Exp 9/21/2006		JPY 1,842,000,000	31,258
European Style Call Swaption South African Future JIBA3M — Fund Receives Floating Strike @ 9.17*Exp 9/26/2006		ZAR 9,100,000	14,754
European Style Call Swaption 28-day MXN TIIE — Fund Receives Floating Strike @ 8.61%*Exp 09/15/2006		MXN 9,100,000	3,006
European Style Call Swaption 28-day MXN TIIE — Fund Pays Floating Strike @ 9.39*Exp 7/20/06		MXN 17,520,000	2,278
Total Options Purchased: (Cost $1,410,264)			61,402

Principal Amount				Value

CREDIT-LINKED SECURITIES: 15.9%
RUR	200,000,000	@@	Barclays RUR Treasury Bill, 6.090%, due 08/18/08	6,579,290
BRL	679,800	@@	Brazil Government Bond, 0.250%, due 01/02/15	91,789
ARS	170,000	@@	Citigroup ARS Credit Linked Note, 0.000%, due 05/21/08	144,093
COP	410,000,000	@@	Citigroup COP Treasury Bill, 11.000%, due 07/24/20	174,773
DOP	8,200,000	@@	Citigroup DOP Credit Linked Note, 17.000%, due 03/12/07	259,857
DOP	34,930,000	@@	Citigroup DOP Treasury Bill, 0.000%, due 04/30/07	944,614
DOP	9,500,000	@@	Citigroup DOP Treasury Bill, 12.780%, due 07/07/06	289,269
DOP	12,800,000	@@	Citigroup DOP Treasury Bill, 13.530%, due 11/06/06	372,751
DOP	7,200,000	@@	Citigroup DOP Treasury Bill, 15.380%, due 03/12/07	198,881
DOP	2,616,000	@@	Citigroup DOP Treasury Bill, 15.630%, due 04/23/07	70,952
DOP	8,200,000	@@	Citigroup DOP Treasury Bill, 15.690%, due 05/14/07	220,454
EGP	1,760,000	@@	Citigroup EGP Credit Linked Note, (10.220)%, due 08/17/06	$310,102
EGP	1,300,000	@@	Citigroup EGP Credit Linked Note, 8.500%, due 02/16/08	228,606
EGP	1,750,000	@@	Citigroup EGP Treasury Bill, 12.880%, due 08/01/06	300,748
NGN	96,000,000	@@	Citigroup NGN Credit Linked Note, (0.360)%, due 03/01/11	760,411
NGN	69,000,000	@@	Citigroup NGN Credit Linked Note, 14.500%, due 04/04/11	536,808
ZMK	900,000,000	@@	Citigroup ZMK Credit Linked Note, 14.670%, due 02/21/07	233,843
ZMK	370,000,000	@@	Citigroup ZMK Credit Linked Note, 19.390%, due 02/21/07	94,133
UAH	400,000	@@	Credit Suisse First Boston UAH Credit Linked Note - Series E, 11.940%, due 12/30/09	90,017
UAH	4,600,000	@@	Credit Suisse First Boston UAH Credit Linked Note - Series F, 11.940%, due 12/30/09	1,035,199
IDR	3,700,000,000	@@	CSS IDR Treasury Bill, 0.440%, due 09/16/11	390,451
DKK	1,155,000	@@	Denmark Government Bond, 4.000%, due 11/15/10	199,188
DKK	855,000	@@	Denmark Government Bond, 4.000%, due 11/15/15	145,347
DKK	315,000	@@	Denmark Government Bond, 7.000%, due 11/10/24	71,952
ARS	1,090,000	@@	Deutsche Bank ARS Treasury Bill, 0.000%, due 12/21/11	851,852
BRL	595,000	@@	Deutsche Bank BRL Credit Linked Note, 0.000%, due 08/05/10	383,953
EGP	2,650,000	@@	Deutsche Bank EGP Treasury Bill, 9.220%, due 12/12/06	442,465
	$157,867	@@	Deutsche Bank IDR Linked Note, (1.390)%, due 06/22/13	174,048
KZT	74,290,000	@@	Deutsche Bank KZT Treasury Bill, 7.250%, due 03/20/09	640,906
RUR	490,000	@@	Deutsche Bank Moscow Regional Treasury Bill, (1.630)%, due 04/19/11	19,737
MXN	4,270,085	@@	Deutsche Bank MXN Credit Linked Note, 9.090%, due 01/05/11	372,744
NGN	26,000,000	@@	Deutsche Bank NGN Credit Linked Note, (3.120)%, due 01/27/09	219,583
NGN	19,500,000	@@	Deutsche Bank NGN Credit Linked Note, (0.400)%, due 02/24/09	153,494

See Accompanying Notes to Financial Statements

ING OPPENHEIMER	PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount				Value
TRY	1,030,000	@@	Deutsche Bank TRY Treasury Bill, (1.180)%, due 10/17/07	$660,951
TRY	4,800,000	@@	Deutsche Bank TRY Treasury Bill, 21.630%, due 01/24/07	2,696,220
UAH	1,800,000	@@	Deutsche Bank UAH Treasury Bill, 5.592%, due 05/16/07	357,179
	10,000,000	@@	Deutsche Bank Volga Credit Linked Note, 0.000%, due 04/02/08	9,998,000
	3,215,040	#,L	Dow Jones Credit Derivative Index HY, 8.250%, due 06/29/10	3,243,172
UAH	1,440,000	@@	FIB UKR Treasury Bill, 11.940%, due 12/30/09	324,062
	139,799	C	First Franklin Mortgage Loan Asset Backed Certificates, 5.373%, due 04/25/36	139,884
EUR	2,100,000	@@	Italy Treasury Bill, 0.250%, due 07/30/10	2,658,340
EUR	1,750,000	@@	Italy Treasury Bill, 0.000%, due 07/30/10	2,195,810
ARS	1,565,000	@@	J.P. Morgan ARS Credit Linked Note, 5.580%, due 11/30/12	354,996
BRL	1,480,000	@@	J.P. Morgan BRL Credit Linked Note, 0.000%, due 01/02/15	199,836
BRL	1,665,000	@@	J.P. Morgan BRL Credit Linked Note, 6.000%, due 05/15/45	850,227
BRL	2,430,000	@@	J.P. Morgan BRL Credit Linked Note, 25.140%, due 06/01/13	405,673
BRL	15,272,000	@@	J.P. Morgan BRL Credit Linked Note, 28.020%, due 01/02/15	2,062,087
COP	6,500,000,000	@@	J.P. Morgan COP Credit Linked Note, 14.280%, due 01/05/15	810,432
COP	4,650,000,000	@@	J.P. Morgan COP Credit Linked Note, 26.240%, due 08/03/20	380,208
PEN	1,360,000	@@	J.P. Morgan PEN Credit Linked Note, 14.360%, due 09/02/15	178,415
	505,000	@@	J.P. Morgan SWAZ Treasury Bill, 0.000%, due 06/20/10	502,172
RON	470,000	@@	Romania Treasury Bill, 6.750%, due 03/10/08	168,100
RON	41,000	@@	Romania Treasury Bill, 7.250%, due 04/18/10	15,026
RON	68,000	@@	Romania Treasury Bill, 7.500%, due 03/05/07	24,385
RON	167,000	@@	Romania Treasury Bill, 7.750%, due 04/18/08	60,715
BRL	1,500,000	@@	Morgan Stanley BRL Credit Linked Note, 15.450%, due 01/02/14	683,854
	$900,000	@@,#	Morgan Stanley Mexico Credit Linked Note, 6.719%, due 11/20/15	$882,855
	290,000	@@	Morgan Stanley Phillippine Credit Linked Note, 0.000%, due 09/20/15	305,530
	3,460,000	@@	Morgan Stanley Phillippine Credit Linked Note, 0.000%, due 09/25/15	3,798,388
	685,000	@@	Morgan Stanley Venezuela Credit Linked Note, 7.789%, due 05/20/10	696,817
	125,000	@@	Morgan Stanley Venezuela Credit Linked Note, 9.069%, due 11/20/15	130,881
	85,000	@@	Morgan Stanley Peru Credit Linked Note, 6.869%, due 02/20/11	85,581
	550,000	@@	Morgan Stanley Venezuela Credit Linked Note, 9.589%, due 05/20/10	597,575
RUR	10,910,000	@@	Red Arrow International Leasing PLC, 8.375%, due 06/30/12	410,694
RUR	8,180,000	@@	Red Arrow International Leasing PLC, 11.000%, due 06/30/12	312,437
EGP	5,700,000	@@	Salomon Brothers EGP Credit Linked Note, (29.880)%, due 09/19/06	1,061,834
UAH	300,000	@@	Salomon Brothers UAH Credit Linked Note, 11.940%, due 01/02/10	64,568
TRY	260,000	@@	Turkey Credit Linked Note - Series A, 0.000%, due 07/05/06	164,029
	710,000	@@	UBS AG Credit Linked Note, 8.400%, due 02/09/16	708,197
	420,000	@@	Ukraine Government Bond, 0.000%, due 02/21/12	421,470
	420,000	@@	Ukraine Government Bond, 0.000%, due 02/22/11	421,470
	420,000	@@	Ukraine Government Bond, 0.000%, due 08/19/10	421,470
	420,000	@@	Ukraine Government Bond, 0.000%, due 08/19/11	421,470
	420,000	@@	Ukraine Government Bond, 0.000%, due 08/20/12	421,470
			Total Credit-Linked Securities (Cost $58,422,388)	57,298,790

CORPORATE BONDS/NOTES: 31.1%
			Advertising: 0.8%
	$378,000	C,L	Lamar Media Corp., 6.625%, due 08/15/15	351,540
	310,000	#,C	RH Donnelley Corp., 6.875%, due 01/15/13	286,750
	565,000	#,C,L	RH Donnelley Corp., 6.875%, due 01/15/13	522,625
	300,000	C	RH Donnelley Corp., 6.875%, due 01/15/13	277,500
	1,025,000	#,C,L	RH Donnelley Corp., 8.875%, due 01/15/16	1,039,094

See Accompanying Notes to Financial Statements

ING OPPENHEIMER	PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Advertising (continued)
$300,000	C	Vertis, Inc., 9.750%, due 04/01/09	$306,750
200,000	C,L	Vertis, Inc., 10.875%, due 06/15/09	198,000
			2,982,259
		Aerospace/Defense: 0.4%
275,000	C	Alliant Techsystems, Inc., 6.750%, due 04/01/16	265,375
340,000	C,L	DRS Technologies, Inc., 6.625%, due 02/01/16	330,650
60,000	C,L	DRS Technologies, Inc., 7.625%, due 02/01/18	60,000
50,000	C	L-3 Communications Corp., 5.875%, due 01/15/15	46,875
100,000	C	L-3 Communications Corp., 6.125%, due 01/15/14	95,500
525,000	C	L-3 Communications Corp., 6.375%, due 10/15/15	504,000
300,000	C,L	L-3 Communications Corp., 7.625%, due 06/15/12	306,000
			1,608,400
		Agriculture: 0.2%
200,000	C	Hines Nurseries, Inc., 10.250%, due 10/01/11	193,000
435,000	#,C	Reynolds American, Inc., 7.250%, due 06/01/13	427,388
			620,388
		Apparel: 0.2%
185,000	C,L	Levi Strauss & Co., 9.470%, due 04/01/12	189,163
272,000	C,L	Levi Strauss & Co., 9.750%, due 01/15/15	273,360
225,000	C,L	Quiksilver, Inc., 6.875%, due 04/15/15	210,375
200,000	C	Russell Corp., 9.250%, due 05/01/10	210,250
			883,148
		Auto Manufacturers: 0.0%
100,000		Ford Motor Co., 7.450%, due 07/16/31	72,750
100,000	C	General Motors Corp., 8.375%, due 07/15/33	81,000
			153,750
		Auto Parts & Equipment: 0.4%
500,000	C,L	Goodyear Tire & Rubber Co., 7.857%, due 08/15/11	466,250
270,000	C,L	Goodyear Tire & Rubber Co., 9.000%, due 07/01/15	259,200
350,000	C,L	Tenneco, Inc., 8.625%, due 11/15/14	350,875
50,000	C,L	Visteon Corp., 7.000%, due 03/10/14	41,063
500,000	C,L	Visteon Corp., 8.250%, due 08/01/10	470,000
			1,587,388
		Banks: 1.6%
$930,000	@@,#	Banco BMG SA, 9.150%, due 01/15/16	$913,725
395,000	@@,#	Banco Hipotecario SA, 9.750%, due 04/27/16	377,225
920,000	@@	HSBC Bank PLC, 24.920%, due 01/12/10	418,784
290,000	@@	HSBC Bank PLC, 31.840%, due 03/09/09	155,121
290,000	@@	HSBC Bank PLC, 31.950%, due 07/08/09	146,479
375,000	@@,#	HSBK Europe BV, 7.750%, due 05/13/13	377,344
730,000	@@,#	Kuznetski Capital for Bank of Moscow, 7.375%, due 11/26/10	738,847
760,000	@@,#	RSHB Capital SA for OJSC Russian Agricultural Bank, 7.175%, due 05/16/13	755,250
830,000	@@,C	UBS Luxembourg SA for Sberbank, 6.230%, due 02/11/15	814,894
1,020,000	@@,#,L	VTB Capital SA, 6.250%, due 06/30/35	966,960
			5,664,629
		Beverages: 0.0%
90,000	@@,#	Argentine Beverages Financial Trust, 7.375%, due 03/22/12	86,850
			86,850
		Building Materials: 0.2%
200,000	C,L	Goodman Global Holding Co., Inc., 7.875%, due 12/15/12	192,000
35,000	C	Interline Brands, Inc., 8.125%, due 06/15/14	35,088
335,000	+,C,L	NTK Holdings, Inc., 4.170%, due 03/01/14	244,131
350,000	C,L	THL Buildco, Inc., 8.500%, due 09/01/14	340,375
			811,594
		Chemicals: 0.7%
81,000	C	Chemtura Corp., 6.875%, due 06/01/16	78,671
50,000	C	Equistar Chemicals LP, 8.750%, due 02/15/09	51,875
470,000	#,C,L	Huntsman International LLC, 7.375%, due 01/01/15	442,975
970,000	@@,#,C,L	Ineos Group Holdings PLC, 8.500%, due 02/15/16	913,013
50,000	C	Innophos, Inc., 8.875%, due 08/15/14	49,500
700,000	C	Lyondell Chemical Co., 9.625%, due 05/01/07	714,000
75,000	C,L	Lyondell Chemical Co., 10.500%, due 06/01/13	82,875
185,000	#,C	Tronox Worldwide LLC, 9.500%, due 12/01/12	191,475
			2,524,384

See Accompanying Notes to Financial Statements

ING OPPENHEIMER	PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount				Value
			Coal: 0.2%
	$400,000	C,L	Foundation PA Coal Co., 7.250%, due 08/01/14	$392,000
	90,000	C,L	Massey Energy Co., 6.875%, due 12/15/13	84,150
	400,000	C	Peabody Energy Corp., 6.875%, due 03/15/13	395,000
				871,150
			Commercial Services: 0.8%
	200,000	C	Apcoa, Inc., 9.250%, due 03/15/08	197,000
	35,000	#,C,L	Avis Budget Car Rental LLC, 7.576%, due 05/15/14	35,088
	85,000	#,C	Avis Budget Car Rental LLC, 7.750%, due 05/15/16	82,025
	250,000	C	Cenveo Corp., 7.875%, due 12/01/13	245,000
	200,000	C,L	Comforce Operating, Inc., 12.000%, due 12/01/07	201,250
	85,000	C,S	Corrections Corp. of America, 6.250%, due 03/15/13	80,325
	100,000	C	DI Finance/DynCorp International, 9.500%, due 02/15/13	104,500
	275,000	#,C	Education Management LLC, 10.250%, due 06/01/16	275,000
	370,000	#,C	Hertz Corp., 8.875%, due 01/01/14	381,100
	140,000	#,C,L	Hertz Corp., 10.500%, due 01/01/16	149,100
	75,000	#,C	iPayment, Inc., 9.750%, due 05/15/14	75,000
	200,000	C	Iron Mountain, Inc., 7.750%, due 01/15/15	192,000
	85,000	@@,#,C,L	Quebecor World Capital Corp., 8.750%, due 03/15/16	77,988
	100,000	C,L	Rent-A-Center, Inc., 7.500%, due 05/01/10	100,000
	900,000	C,L	United Rentals North America, Inc., 7.000%, due 02/15/14	826,875
				3,022,251
			Computers: 0.3%
	235,000	#,C,L	Sungard Data Systems, Inc., 9.125%, due 08/15/13	244,988
	755,000	#,C,L	Sungard Data Systems, Inc., 10.250%, due 08/15/15	784,256
				1,029,244
			Cosmetics/Personal Care: 0.1%
	275,000	C	Elizabeth Arden, Inc., 7.750%, due 01/15/14	271,563
				271,563
			Distribution/Wholesale: 0.1%
	185,000	#,C	SGS International, Inc., 12.000%, due 12/15/13	185,925
				185,925
			Diversified Financial Services: 5.0%
EUR	250,000	@@,#	Aiolos Ltd., 7.188%, due 04/08/09	$319,507
	200,000	C	Alamosa Delaware, Inc., 8.500%, due 01/31/12	213,000
EUR	250,000	@@,#	Aries Vermoegensverwaltungs GmbH, 7.750%, due 10/25/09	356,120
	500,000	@@	Aries Vermoegensverwaltungs GmbH, 9.600%, due 10/25/14	622,020
	400,000	#,C	Atlantic & Western Re Ltd., 15.166%, due 11/15/10	344,288
	414,812	@@,#	Autopistas del Nordeste Cayman Ltd., 9.390%, due 01/15/26	412,738
	60,000	+,C	BCP Crystal US Holdings Corp., 2.920%, due 10/01/14	47,250
	700,000	C,S,L	BCP Crystal US Holdings Corp., 9.625%, due 06/15/14	763,000
	250,000	@@,#	Calabash Re Ltd., 13.708%, due 05/26/09	248,950
	250,000	#	Cascadia Ltd., 7.985%, due 06/13/08	251,055
	250,000	#	CAT-Mex Ltd, 7.512%, due 05/18/09	250,175
	270,000	#,C,L	CCM Merger, Inc., 8.000%, due 08/01/13	256,500
	300,000	@@,#	Champlain Ltd., 17.296%, due 01/07/09	300,690
	400,000	@@,C	Cloverie PLC, 8.741%, due 12/20/10	400,320
	4,055,000	#,L	Dow Jones CDX HY, 8.625%, due 06/29/11	3,984,038
	360,000	@@,#	Drewcat Capital Ltd., 25.999%, due 12/28/06	360,000
	254,000	C	E*Trade Financial Corp., 7.375%, due 09/15/13	255,270
	150,000	C	E*Trade Financial Corp., 8.000%, due 06/15/11	153,750
	500,000		Ford Motor Credit Co., 5.625%, due 10/01/08	462,767
	980,000		Ford Motor Credit Co., 7.375%, due 10/28/09	906,691
	515,000	L	Ford Motor Credit Co., 9.473%, due 04/15/12	523,576
	480,000	S	General Motors Acceptance Corp., 6.875%, due 09/15/11	458,485
	300,000		General Motors Acceptance Corp., 7.250%, due 03/02/11	291,134
	670,000	S	General Motors Acceptance Corp., 8.000%, due 11/01/31	645,670
	50,000		Milacron Escrow Corp., 11.500%, due 05/15/11	46,625
	455,000	@@,#,C	National Gas Co. of Trinidad and Tobago Ltd., 6.050%, due 01/15/36	420,216
	400,000	#,C	Rainbow National Services LLC, 8.750%, due 09/01/12	422,000
	250,000	@@,#	Redwood Capital V Ltd., 8.700%, due 01/09/07	246,853

See Accompanying Notes to Financial Statements

ING OPPENHEIMER	PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount				Value
			Diversified Financial Services (continued)
	$280,000	@@,#	Successor Euro Wind Ltd., 10.520%, due 06/06/08	$279,356
	250,000	@@,#	Successor II Ltd., 22.770%, due 06/06/08	249,125
	630,000	@@,#	Successor Japan Quake Ltd., 9.520%, due 06/06/08	631,575
	785,000	+	Tiers Trust/United States, 1.220%, due 06/15/97	259,050
	2,000,000	#,L	Trains HY-1-2006, 7.548%, due 05/01/16	1,963,342
	190,000	C	Universal City Development Partners, 11.750%, due 04/01/10	207,813
	700,000	+, C	Vanguard Health Holding Co. I LLC, 3.740%, due 10/01/15	497,000
				18,049,949
			Electric: 1.5%
	75,000	C,S	AES Corp., 7.750%, due 03/01/14	75,750
	600,000	#,C,S	AES Corp., 8.750%, due 05/15/13	645,000
	200,000	C,L	CMS Energy Corp., 7.500%, due 01/15/09	203,500
	85,000	#,C,L	Edison Mission Energy, 7.500%, due 06/15/13	83,725
	120,000	#,C,L	Edison Mission Energy, 7.750%, due 06/15/16	118,500
BRL	475,000	@@,#	Electropaulo Metropolitana de Sao Paulo SA, 19.125%, due 06/28/10	237,950
	740,000	C	Midwest Generation LLC, 8.750%, due 05/01/34	788,100
	700,000	C	Mirant Americas Generation LLC, 8.300%, due 05/01/11	694,750
	100,000	C	Mirant Americas Generation LLC, 8.500%, due 10/01/21	94,250
	200,000	C,L	Mirant Americas Generation LLC, 9.125%, due 05/01/31	195,000
	660,000	@@	National Power Corp., 9.625%, due 05/15/28	701,699
	825,000	C	NRG Energy, Inc., 7.375%, due 02/01/16	806,438
	260,000	C	Reliant Resources, Inc., 9.500%, due 07/15/13	262,600
	607,000	C	Sierra Pacific Resources, 6.750%, due 08/15/17	576,541
				5,483,803
			Electronics: 0.3%
	479,000	@@,C,L	Flextronics International Ltd., 6.250%, due 11/15/14	450,859
	45,000	C,L	Sanmina-SCI Corp., 6.750%, due 03/01/13	42,188
	215,000	C,L	Sanmina-SCI Corp., 8.125%, due 03/01/16	210,700
	120,000	#,C,L	Solectron Corp., 8.000%, due 03/15/16	118,800
	$200,000	C	Stoneridge, Inc., 11.500%, due 05/01/12	$193,000
				1,015,547
			Entertainment: 1.7%
	100,000	C	AMC Entertainment, Inc., 9.500%, due 02/01/11	98,750
	390,000	C,L	AMC Entertainment, Inc., 9.875%, due 02/01/12	390,000
	400,000	C,L	American Casino and Entertainment, 7.850%, due 02/01/12	403,000
	200,000	+, C	Cinemark, Inc., 3.250%, due 03/15/14	156,000
	800,000	C,L	Cinemark USA, Inc., 9.000%, due 02/01/13	844,000
	380,000	#,C	Greektown Holdings, 10.750%, due 12/01/13	402,800
	500,000	C,L	Isle of Capri Casinos, Inc., 7.000%, due 03/01/14	474,375
	40,000	C,L	Mohegan Tribal Gaming Authority, 6.125%, due 02/15/13	37,850
	360,000	C,L	Mohegan Tribal Gaming Authority, 6.875%, due 02/15/15	341,100
	200,000	C	Mohegan Tribal Gaming Authority, 7.125%, due 08/15/14	194,500
	200,000	C,L	Mohegan Tribal Gaming Authority, 8.000%, due 04/01/12	204,250
	40,000	C	Penn National Gaming, Inc., 6.750%, due 03/01/15	37,500
	150,000	C	Penn National Gaming, Inc., 6.875%, due 12/01/11	147,375
	600,000	C	Pinnacle Entertainment, Inc., 8.250%, due 03/15/12	604,500
	120,000	#,C	Pokagon Gaming Authority, 10.375%, due 06/15/14	124,650
	60,000	C,L	Six Flags Theme Parks, Inc., 8.875%, due 02/01/10	57,300
	50,000	C,L	Six Flags Theme Parks, Inc., 9.625%, due 06/01/14	45,750
	350,000	C,L	Six Flags Theme Parks, Inc., 9.750%, due 04/15/13	323,313
	250,000	#,C,L	Steinway Musical Instruments, 7.000%, due 03/01/14	243,125
	350,000	C	Vail Resorts, Inc., 6.750%, due 02/15/14	334,250
	800,000	+,C	WMG Holdings Corp., 3.840%, due 12/15/14	580,000
				6,044,388
			Environmental Control: 0.2%
	150,000	C,L	Allied Waste North America, Inc., 7.250%, due 03/15/15	144,000
	500,000	C,S,L	Allied Waste North America, Inc., 7.375%, due 04/15/14	477,500
				621,500

See Accompanying Notes to Financial Statements

ING OPPENHEIMER	PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Food: 0.1%
$35,000	C	Del Monte Corp., 6.750%, due 02/15/15	$32,638
160,000	C,S	Del Monte Corp., 8.625%, due 12/15/12	165,600
			198,238
		Forest Products & Paper: 0.3%
300,000	@@,C,L	Abitibi-Consolidated, Inc., 8.375%, due 04/01/15	275,250
100,000	@@,C,L	Abitibi-Consolidated, Inc., 8.550%, due 08/01/10	95,250
100,000	@@,C,L	Abitibi-Consolidated, Inc., 8.850%, due 08/01/30	85,000
105,000	C,L	Boise Cascade LLC, 7.125%, due 10/15/14	93,450
200,000	@@	Catalyst Paper Corp., 8.625%, due 06/15/11	196,000
100,000	@@,C	Domtar, Inc., 7.125%, due 08/15/15	87,500
250,000	C	Inland Fiber Group LLC, 9.625%, due 11/15/07	162,500
60,000	C,L	Mercer International, Inc., 9.250%, due 02/15/13	53,700
100,000	@@,C	Norske Skog Canada Ltd., 7.375%, due 03/01/14	90,000
			1,138,650
		Healthcare-Products: 0.1%
105,000	@@	Fresenius Medical Care Capital Trust, 7.875%, due 06/15/11	106,575
200,000	C,L	Inverness Medical Innovations, Inc., 8.750%, due 02/15/12	195,000
			301,575
		Healthcare-Services: 1.2%
85,000	C	DaVita, Inc., 6.625%, due 03/15/13	81,175
770,000	C,L	DaVita, Inc., 7.250%, due 03/15/15	743,050
100,000	C	Genesis HealthCare Corp., 8.000%, due 10/15/13	105,125
381,000	C	HCA, Inc., 6.300%, due 10/01/12	360,244
579,000	C,L	HCA, Inc., 6.375%, due 01/15/15	539,367
400,000	C	HCA, Inc., 8.750%, due 09/01/10	423,706
345,000	#,C,L	Healthsouth Corp., 10.750%, due 06/15/16	339,825
90,000	C	Psychiatric Solutions, Inc., 7.750%, due 07/15/15	88,538
485,000	C	Select Medical Corp., 7.625%, due 02/01/15	424,375
150,000	C,L	Tenet Healthcare Corp., 6.375%, due 12/01/11	134,625
718,000	C,L	Tenet Healthcare Corp., 9.875%, due 07/01/14	721,590
135,000	C,L	Triad Hospitals, Inc., 7.000%, due 11/15/13	131,963
55,000	C	US Oncology, Inc., 9.000%, due 08/15/12	57,475
			4,151,058
		Holding Companies-Diversified: 0.5%
$65,000	@@,C,L	JSG Funding PLC, 7.750%, due 04/01/15	$59,150
300,000	+, C,L	Marquee Holdings, Inc., 4.110%, due 08/15/14	215,625
1,055,000	@@,#,C,L	Nell AF Sarl, 8.375%, due 08/15/15	1,019,394
400,000	@@,C	Stena AB, 7.500%, due 11/01/13	390,000
			1,684,169
		Home Builders: 0.2%
300,000	C	Beazer Homes USA, Inc., 8.375%, due 04/15/12	301,500
50,000	C,L	K Hovnanian Enterprises, Inc., 7.750%, due 05/15/13	45,875
50,000	C,L	Standard-Pacific Corp., 7.750%, due 03/15/13	47,500
200,000	C	WCI Communities, Inc., 9.125%, due 05/01/12	188,500
200,000	C	William Lyon Homes, Inc., 10.750%, due 04/01/13	193,000
			776,375
		Home Furnishings: 0.0%
68,000	C,L	Sealy Mattress Co., 8.250%, due 06/15/14	68,340
			68,340
		Household Products/Wares: 0.1%
50,000	C,L	Church & Dwight Co., Inc., 6.000%, due 12/15/12	46,500
460,000	C,L	Playtex Products, Inc., 9.375%, due 06/01/11	481,275
			527,775
		Insurance: 0.2%
250,000	@@,#	Foundation Re Ltd., 9.271%, due 11/24/08	234,965
300,000	@@,#	Residential Reinsurance Ltd., 13.681%, due 06/06/08	274,005
360,000	#	Vasco Re 2006 Ltd., 13.924%, due 06/05/09	359,406
			868,376
		Iron/Steel: 0.1%
200,000	C	AK Steel Corp., 7.750%, due 06/15/12	197,000
110,000	#,C	Gibraltar Industries, Inc., 8.000%, due 12/01/15	110,000
			307,000
		Leisure Time: 0.1%
140,000	C	Leslie’s Poolmart, 7.750%, due 02/01/13	136,500
100,000	@@,C	NCL Corp., 10.625%, due 07/15/14	98,750
			235,250
		Lodging: 1.4%
400,000	C,S	Boyd Gaming Corp., 8.750%, due 04/15/12	421,000
600,000	C	Caesars Entertainment, Inc., 7.875%, due 03/15/10	625,500

See Accompanying Notes to Financial Statements

ING OPPENHEIMER	PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Lodging (continued)
$375,000	#,C	French Lick Resorts & Casino LLC, 10.750%, due 04/15/14	$360,938
300,000	C	Gaylord Entertainment Co., 8.000%, due 11/15/13	301,125
125,000	C,L	Kerzner International Ltd., 6.750%, due 10/01/15	131,094
300,000	C,L	MGM Mirage, 6.625%, due 07/15/15	281,250
170,000	#,C	MGM Mirage, 6.750%, due 04/01/13	162,988
800,000	C,L	MGM Mirage, 8.375%, due 02/01/11	824,000
65,000	C	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, due 05/01/12	68,169
572,000	C	Station Casinos, Inc., 6.500%, due 02/01/14	534,820
90,000	C,L	Station Casinos, Inc., 6.875%, due 03/01/16	84,375
500,000	C,L	Trump Entertainment Resorts, Inc., 8.500%, due 06/01/15	483,125
726,000	C,L	Wynn Las Vegas LLC, 6.625%, due 12/01/14	687,885
			4,966,269
		Machinery-Diversified: 0.1%
140,000	#,C	Case New Holland, Inc., 7.125%, due 03/01/14	134,400
200,000	#,C	Douglas Dynamics LLC, 7.750%, due 01/15/12	191,000
			325,400
		Media: 2.4%
200,000	**	Adelphia Communications Corp., 11.290%, due 06/15/11	116,000
400,000	C	Allbritton Communications Co., 7.750%, due 12/15/12	398,000
300,000	C,L	American Media Operations, Inc., 10.250%, due 05/01/09	281,250
130,000	#,C,S	Block Communications, Inc., 8.250%, due 12/15/15	125,450
350,000	#,C	CCH II LLC/CCH II Capital Corp., 10.250%, due 09/15/10	351,750
1,497,000	#,C,S	Charter Communications, Inc., 8.375%, due 04/30/14	1,506,356
94,000	S	CSC Holdings, Inc., 7.625%, due 04/01/11	94,470
300,000		CSC Holdings, Inc., 7.625%, due 07/15/18	298,500
220,000	C,S	Dex Media East LLC, 12.125%, due 11/15/12	248,050
1,080,000	C	Dex Media, Inc., 8.000%, due 11/15/13	1,090,800
225,000	C,S	Dex Media West LLC, 9.875%, due 08/15/13	244,968
398,000	C	Echostar DBS Corp., 6.625%, due 10/01/14	375,115
300,000	#,C	Echostar DBS Corp., 7.125%, due 02/01/16	290,250
$300,000	C	Emmis Operating Co., 6.875%, due 05/15/12	$295,500
407,000	C,L	Granite Broadcasting Corp., 9.750%, due 12/01/10	374,440
55,000	C,L	LIN Television Corp., 6.500%, due 05/15/13	50,463
110,000	C	Mediacom Broadband LLC, 8.500%, due 10/15/15	106,150
300,000	C,L	Mediacom LLC, 9.500%, due 01/15/13	300,000
850,000	C	Medianews Group, Inc., 6.875%, due 10/01/13	777,750
240,000	#,C	Paxson Communications Corp., 11.757%, due 01/15/13	241,800
400,000	C,L	Primedia, Inc., 8.875%, due 05/15/11	386,000
675,000	C	Sinclair Broadcast Group, Inc., 8.000%, due 03/15/12	688,500
			8,641,562
		Metal Fabricate/Hardware: 0.1%
350,000	C	Trimas Corp., 9.875%, due 06/15/12	322,000
181,000	#,C,L	Wolverine Tube, Inc., 7.375%, due 08/01/08	147,515
			469,515
		Mining: 0.4%
655,000	@@	ALROSA Finance SA, 8.875%, due 11/17/14	711,920
450,000	@@,#	ALROSA Finance SA - Series 144A, 8.875%, due 11/17/14	489,938
330,000	@@,#,C	Novelis, Inc., 7.250%, due 02/15/15	318,450
			1,520,308
		Miscellaneous Manufacturing: 0.2%
252,000	#,C,L	Covalence Specialty Materials Corp., 10.250%, due 03/01/16	243,180
200,000	C	Jacuzzi Brands, Inc., 9.625%, due 07/01/10	212,250
210,000	#,C,L	Nutro Products, Inc., 10.750%, due 04/15/14	217,088
			672,518
		Oil & Gas: 1.6%
850,000	C	Chesapeake Energy Corp., 6.875%, due 01/15/16	807,500
35,000	C	Clayton Williams Energy, Inc., 7.750%, due 08/01/13	32,375
365,000	@@,C	Compton Petroleum Finance Corp., 7.625%, due 12/01/13	350,400
681,000	C,S	El Paso Production Holding Co., 7.750%, due 06/01/13	689,513
120,000	C	Forest Oil Corp., 8.000%, due 12/15/11	123,300
200,000	C	Frontier Oil Corp., 6.625%, due 10/01/11	192,500
600,000	C	Newfield Exploration Co., 6.625%, due 09/01/14	574,500

See Accompanying Notes to Financial Statements

ING OPPENHEIMER	PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Oil & Gas (continued)
$85,000	#,C	Pogo Producing Co., 7.875%, due 05/01/13	$85,638
65,000	C	Premcor Refining Group, Inc., 9.500%, due 02/01/13	71,092
270,000	C,L	Quicksilver Resources, Inc., 7.125%, due 04/01/16	254,475
40,000	C	Range Resources Corp., 6.375%, due 03/15/15	37,100
85,000	C	Range Resources Corp., 7.500%, due 05/15/16	84,363
650,000	C	Stone Energy Corp., 6.750%, due 12/15/14	655,688
572,000	@@,#	Tengizchevroil, 6.124%, due 11/15/14	555,555
140,000	#,C,L	Tesoro Corp., 6.250%, due 11/01/12	133,700
340,000	#,C	Tesoro Corp., 6.625%, due 11/01/15	323,850
700,000	C	Whiting Petroleum Corp., 7.250%, due 05/01/12	675,500
			5,647,049
		Oil & Gas Services: 0.1%
85,000	#,C	Basic Energy Services, Inc., 7.125%, due 04/15/16	79,475
200,000	C	Hanover Compressor Co., 8.625%, due 12/15/10	208,000
85,000	#,C	RathGibson, Inc., 11.250%, due 02/15/14	87,975
153,000	@@,#,C	Titan Petrochemicals Group Ltd., 8.500%, due 03/18/12	131,198
			506,648
		Packaging & Containers: 1.3%
275,000	C	Ball Corp., 6.625%, due 03/15/18	257,125
400,000	C	Berry Plastics Corp., 10.750%, due 07/15/12	435,000
250,000	#,C,L	Crown Americas, Inc., 7.750%, due 11/15/15	247,500
500,000	C,L	Graham Packaging Co., Inc., 9.875%, due 10/15/14	497,500
500,000	C,L	Graphic Packaging International Corp., 8.500%, due 08/15/11	501,250
100,000	C,L	Graphic Packaging International Corp., 9.500%, due 08/15/13	99,500
224,000	C,L	Jefferson Smurfit Corp., 8.250%, due 10/01/12	211,120
155,000	C	Owens Brockway Glass Container, Inc., 7.750%, due 05/15/11	156,938
200,000	C	Owens Brockway Glass Container, Inc., 8.250%, due 05/15/13	201,500
72,000	C,L	Owens Brockway Glass Container, Inc., 8.750%, due 11/15/12	75,330
475,000	C	Owens Brockway Glass Container, Inc., 8.875%, due 02/15/09	491,625
$525,000	C,L	Solo Cup Co., 8.500%, due 02/15/14	$456,750
1,000,000	C,L	Stone Container Corp., 8.375%, due 07/01/12	950,000
55,000	#,C	Tekni-Plex, Inc., 10.875%, due 08/15/12	61,050
			4,642,188
		Pharmaceuticals: 0.1%
85,000	@@,#,C	Angiotech Pharmaceuticals, Inc., 7.750%, due 04/01/14	81,600
75,000	C	Omnicare, Inc., 6.750%, due 12/15/13	71,813
90,000	C,L	Omnicare, Inc., 6.875%, due 12/15/15	85,950
			239,363
		Pipelines: 1.0%
90,000	#,C,L	Atlas Pipeline Partners LP, 8.125%, due 12/15/15	90,113
50,000	#,C,L	Copano Energy LLC, 8.125%, due 03/01/16	50,000
200,000	C	Dynegy Holdings, Inc., 6.875%, due 04/01/11	190,000
270,000	#,L	Dynegy Holdings, Inc., 8.375%, due 05/01/16	267,300
37,000	C	Dynegy Holdings, Inc., 8.750%, due 02/15/12	37,740
610,000	#	El Paso Corp., 7.625%, due 09/01/08	620,675
335,000	C,L	El Paso Corp., 7.875%, due 06/15/12	342,538
144	#,C	Kern River Funding Corp., 4.893%, due 04/30/18	136
35,000	C	Pacific Energy Partners LP / Pacific Energy Finance Corp., 6.250%, due 09/15/15	34,125
185,000	#,C,L	Targa Resources, Inc., 8.500%, due 11/01/13	179,450
583,000		Tennessee Gas Pipeline Co., 7.500%, due 04/01/17	586,282
120,000	#,C	Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16	115,500
500,000	C	Williams Cos., Inc., 7.125%, due 09/01/11	502,500
72,000	C,L	Williams Cos., Inc., 7.625%, due 07/15/19	73,440
581,000	C,L	Williams Cos., Inc., 8.750%, due 03/15/32	634,743
			3,724,542
		Real Estate Investment Trust: 0.1%
300,000		Felcor Lodging LP, 8.500%, due 06/01/11	319,500
100,000	C	Host Marriott LP, 6.375%, due 03/15/15	94,500
			414,000
		Retail: 0.9%
530,000	#,C,L	Bon-Ton Stores, Inc., 10.250%, due 03/15/14	494,225

See Accompanying Notes to Financial Statements

ING OPPENHEIMER	PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

	Principal Amount			Value
			Retail (continued)
	$200,000	C	Dominos, Inc., 8.250%, due 07/01/11	$208,500
	155,000	C,L	Inergy LP/Inergy Finance Corp., 8.250%, due 03/01/16	157,325
	700,000	@@,C,L	Jean Coutu Group, Inc., 8.500%, due 08/01/14	647,500
	340,000	#,C,L	Linens ‘n Things, Inc., 11.132%, due 01/15/14	323,850
	505,000	#,C,L	Neiman-Marcus Group, Inc., 9.000%, due 10/15/15	530,250
	180,000	#,C,L	Neiman-Marcus Group, Inc., 10.375%, due 10/15/15	192,150
	300,000	C	Rite Aid Corp., 8.125%, due 05/01/10	303,000
	200,000	C,L	Rite Aid Corp., 9.500%, due 02/15/11	208,500
				3,065,300
			Semiconductors: 0.3%
	436,000	C	Advanced Micro Devices, Inc., 7.750%, due 11/01/12	445,810
	600,000	C,L	Amkor Technology, Inc., 7.750%, due 05/15/13	545,250
				991,060
			Telecommunications: 3.1%
	250,000	C	American Cellular Corp., 10.000%, due 08/01/11	264,375
	1,000,000	C,S	American Tower Corp., 7.125%, due 10/15/12	1,002,500
	48,000	C,S	AT&T Corp., 7.300%, due 11/15/11	51,010
	200,000	C	AT&T Corp., 8.000%, due 11/15/31	230,293
	536,000	C	Centennial Cellular Communications Corp., 10.125%, due 06/15/13	566,820
	700,000	C,L	Citizens Communications Co., 6.250%, due 01/15/13	665,000
	50,000	C	Dobson Cellular Systems, 8.375%, due 11/01/11	51,625
	300,000	C,L	Dobson Communications Corp., 8.875%, due 10/01/13	296,250
	55,000	C,L	Dobson Communications Corp., 9.757%, due 10/15/12	55,688
	295,000	@@,#,C	Intelsat Bermuda Ltd., 11.250%, due 06/15/16	303,850
	200,000	@@,C	Intelsat Subsidiary Holding Co., Ltd., 8.250%, due 01/15/13	199,500
	255,000	@@,C	Intelsat Subsidiary Holding Co., Ltd., 8.625%, due 01/15/15	256,913
	840,000	L	Lucent Technologies, Inc., 6.450%, due 03/15/29	718,200
	285,000	C	Nextel Communications, Inc., 6.875%, due 10/31/13	286,986
	932,000	C	Nextel Communications, Inc., 7.375%, due 08/01/15	949,304
	$50,000	C	Nextel Partners, Inc., 8.125%, due 07/01/11	$52,563
	85,000	@@,#,C,L	Nordic Telephone Co. Holdings ApS, 8.875%, due 05/01/16	87,763
	88,000	@@,#	Nortel Networks Ltd, 9.730%, due 07/15/11	89,980
	800,000	C	PanAmSat Corp., 9.000%, due 08/15/14	816,000
	280,000	#,C	PanAmSat Corp., 9.000%, due 06/15/16	285,600
	200,000	C,L	Qwest Capital Funding, Inc., 7.250%, due 02/15/11	195,500
	300,000	C,L	Qwest Capital Funding, Inc., 7.900%, due 08/15/10	300,000
	850,000	C	Qwest Corp., 8.875%, due 03/15/12	901,000
	568,000	@@,C	Rogers Wireless, Inc., 7.500%, due 03/15/15	576,520
	500,000	C,L	Rural Cellular Corp., 9.750%, due 01/15/10	500,625
	400,000	C	Rural Cellular Corp., 9.875%, due 02/01/10	413,500
PEN	1,194,600	@@,#	Telefonica del Peru SAA, 8.000%, due 04/11/16	363,869
	380,000	C	Time Warner Telecom Holdings, Inc., 9.250%, due 02/15/14	391,400
	40,000	C,L	Valor Telecommunications Enterprises LLC, 7.750%, due 02/15/15	41,500
	130,000	#,C	Windstream Corp., 8.125%, due 08/01/13	133,250
	130,000	#,C	Windstream Corp., 8.625%, due 08/01/16	133,575
				11,180,959
			Textiles: 0.2%
	200,000	C,L	Collins & Aikman Floor Cover, 9.750%, due 02/15/10	197,500
	353,000	#,C	Invista, 9.250%, due 05/01/12	372,415
				569,915
			Transportation: 0.0%
	100,000	#,C	PHI, Inc., 7.125%, due 04/15/13	94,750
				94,750
			Trucking & Leasing: 0.1%
	170,000	C	Greenbrier Cos., Inc., 8.375%, due 05/15/15	174,442
				174,442
			Venture Capital: 0.1%
	400,000	C	Arch Western Finance LLC, 6.750%, due 07/01/13	385,000
				385,000
			Total Corporate Bonds/Notes (Cost $115,432,233)	112,005,704

See Accompanying Notes to Financial Statements

ING OPPENHEIMER	PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 15.2%

		Federal Home Loan Bank: 0.2%
$550,000	S	3.125%, due 11/15/06	$545,447
65,000	S	3.500%, due 11/15/07	63,322
			608,769
		Federal Home Loan Mortgage Corporation: 4.0%
968,790	C,S,^	2.720%, due 03/15/29	50,912
1,450,000	S	2.750%, due 08/15/06	1,445,463
742,974	C,S,^	2.820%, due 07/15/25	15,292
1,055,642	C,S,^	3.130%, due 03/15/29	58,689
500,000	S	3.625%, due 02/15/07	494,252
565,000	S	4.125%, due 07/12/10	537,960
590,335	S	4.500%, due 02/01/18	558,837
1,066,563		4.500%, due 05/01/19	1,008,535
260,154	S	4.500%, due 02/01/20	245,696
1,334,685	C,^	4.581%, due 08/15/29	103,119
57,611		5.000%, due 01/01/20	55,485
410,809		5.000%, due 02/01/20	395,649
717,098		5.000%, due 08/01/33	673,150
927,000	C	5.000%, due 02/15/35	830,442
480,000	W	5.000%, due 07/15/35	448,350
599,218	C	5.070%, due 01/15/33	608,828
235,000		5.125%, due 04/18/08	233,663
620,000	L	5.125%, due 04/18/11	610,961
403,616	C	5.360%, due 02/15/29	404,941
1,200,000	L	5.500%, due 09/15/11	1,201,235
318,275	S	5.500%, due 01/01/18	312,927
53,014	C,S	5.500%, due 03/15/22	52,904
516,509	S	5.500%, due 12/01/32	498,361
554,138	S	5.500%, due 12/01/34	533,823
769,105	S	6.000%, due 04/01/17	770,853
354,631	S	6.000%, due 09/01/24	352,954
313,874	S	6.000%, due 02/01/34	309,760
90,856	S	6.500%, due 04/01/18	91,977
114,803	C,S	6.500%, due 06/15/31	116,292
46,982	S	6.500%, due 08/01/32	47,455
158,835	S	6.500%, due 07/01/34	159,883
500,000	S	6.625%, due 09/15/09	517,466
496,515	C	6.750%, due 02/15/24	508,924
115,423	C,S,^	7.000%, due 03/15/28	23,541
682,423	C,S,^	7.000%, due 04/15/28	136,805
			14,415,384
		Federal National Mortgage Association: 9.7%
668,912		Principal STRIP, 0.000%, due 09/01/32	497,697
1,893,072	^	1.878%, due 05/25/36	106,405
570,000	S	3.250%, due 07/31/06	569,077
484,348	S,^	3.430%, due 08/25/25	18,536
607,513	S,^	3.850%, due 05/25/35	20,009
201,314	S,^	3.900%, due 05/25/35	6,737
145,000	S	4.000%, due 02/28/07	143,572
1,576,519	S,^	4.109%, due 07/25/31	114,276
594,451	S,^	4.270%, due 12/25/33	57,470
123,109	S	4.500%, due 03/01/19	116,670
416,419	S	4.500%, due 02/01/20	394,235
400,000	S	4.500%, due 08/25/25	357,186
2,050,000		4.625%, due 01/15/08	2,024,742
305,310		4.684%, due 06/25/36	258,468
1,005,000	S	4.750%, due 12/15/10	977,339
64,370		4.971%, due 11/25/33	64,719
$175,979	S	5.000%, due 06/01/18	$169,920
431,729		5.000%, due 11/01/18	416,864
677,068	S	5.000%, due 08/01/19	653,305
216,612		5.000%, due 12/01/32	203,556
310,616		5.000%, due 06/01/33	291,859
523,811		5.000%, due 08/01/33	492,180
569,702		5.000%, due 11/01/33	535,300
244,180	S	5.000%, due 04/01/34	229,435
3,026,000	W	5.000%, due 07/15/34	2,829,310
518,000	S	5.470%, due 01/31/07	502,009
143,000	W	5.500%, due 07/15/19	140,363
437,147	S	5.500%, due 09/01/19	429,586
698,000	S	5.500%, due 03/25/23	661,162
992,000	S	5.500%, due 04/25/23	939,076
505,836	S	5.500%, due 09/01/24	491,853
160,000		5.500%, due 11/25/25	149,389
710,014		5.500%, due 08/25/27	704,780
717,038	S	5.500%, due 02/01/33	692,051
208,871	S	5.500%, due 03/01/33	201,563
1,957,988	^	5.500%, due 06/25/33	419,095
231,762	S	5.500%, due 07/01/33	223,653
294,644	S	5.500%, due 11/01/33	284,335
169,097	S	5.500%, due 12/01/33	163,181
349,542	S	5.500%, due 02/01/34	336,736
3,490,000	W	5.500%, due 07/15/34	3,352,581
3,378,000	S	6.000%, due 05/15/11	3,454,420
662,000	W	6.000%, due 07/15/20	664,483
462,000	W	6.000%, due 08/15/20	463,299
546,285		6.000%, due 12/01/28	540,517
681,097	S,^	6.000%, due 08/01/32	165,057
492,983	S	6.000%, due 09/01/32	487,197
247,060	S	6.000%, due 11/01/32	244,306
565,868	^	6.000%, due 02/01/33	143,937
222,128	^	6.000%, due 12/01/33	58,926
163,000		6.000%, due 07/15/34	159,753
336,125	^	6.110%, due 07/25/32	26,634
437,151		6.500%, due 10/25/28	444,190
180,728	S	6.500%, due 12/01/28	182,638
168,296		6.500%, due 04/25/29	171,326
963,531		6.500%, due 12/01/29	973,963
297,194	S	6.500%, due 10/25/31	299,869
355,167		6.500%, due 04/25/32	359,778
1,204,000	W	6.500%, due 07/15/33	1,210,396
1,185,000	S	6.625%, due 09/15/09	1,225,988
192,903	S,^	6.870%, due 02/25/33	18,714
50,945	S	7.000%, due 09/01/14	52,293
173,227	S	7.000%, due 11/01/17	177,800
277,364	S,^	7.000%, due 02/01/28	70,085
425,072		7.000%, due 04/01/33	436,041
830,818		7.000%, due 04/01/34	852,057
374,673	^	7.500%, due 01/01/24	91,312
210,000		7.500%, due 09/01/32	217,219
500,398		7.500%, due 01/01/33	519,419
			34,951,897
		Government National Mortgage Association: 0.6%
570,348		5.000%, due 04/15/34	540,609
409,988		5.500%, due 04/15/33	398,021
90,243		5.500%, due 07/15/33	87,609
188,178		5.500%, due 04/15/34	182,615
455,683		6.000%, due 10/20/34	451,530
180,954		6.500%, due 02/20/35	182,629
329,020	C	8.000%, due 01/16/30	347,845
			2,190,858

See Accompanying Notes to Financial Statements

ING OPPENHEIMER	PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Other U.S. Government Agencies: 0.7%
$2,233,000		Resolution Funding Corp. Principal STRIP, 8.130%, due 01/15/21	$1,014,917
1,429,000		Tennessee Valley Authority, 6.790%, due 05/23/12	1,520,070
			2,534,987
		Total U.S. Government Agency Obligations (Cost $56,225,055)	54,701,895
U.S. TREASURY OBLIGATIONS: 1.5%
		U.S. Treasury Bond: 0.7%
55,000	L	4.500%, due 02/15/36	49,332
310,000	L	5.375%, due 02/15/31	315,450
730,000	L	6.250%, due 05/15/30	827,067
916,000		7.250%, due 05/15/16	1,060,915
			2,252,764
		U.S. Treasury Note: 0.8%
3,000,000	L	4.250%, due 11/30/07	2,961,330
			2,961,330
		Total U.S. Treasury Obligations (Cost $5,400,539)	5,214,094
ASSET-BACKED SECURITIES: 2.1%
		Automobile Asset Backed Securities: 0.6%
40,000	#,C	AESOP Funding II LLC, 4.631%, due 04/20/08	40,030
38,840	C	BMW Vehicle Owner Trust, 3.660%, due 12/26/07	38,770
244,840	C	Capital One Prime Auto Receivables Trust, 4.240%, due 11/15/07	244,525
153,765	C	Chase Manhattan Auto Owner Trust, 3.720%, due 12/15/07	153,241
8,933	C,S	Daimler Chrysler Auto Trust, 3.170%, due 09/08/07	8,935
80,003	C,S	Daimler Chrysler Auto Trust, 3.750%, due 12/08/07	79,935
87,468	C	Ford Credit Auto Owner Trust, 3.480%, due 11/15/08	86,597
20,658	C	Ford Credit Auto Owner Trust, 3.780%, due 09/15/07	20,647
233,647	C	Ford Credit Auto Owner Trust, 4.240%, due 03/15/08	232,708
444,626	C,S	GS Auto Loan Trust, 4.320%, due 05/15/08	443,222
148,684	C	Honda Auto Receivables Owner Trust, 3.730%, due 10/18/07	148,220
398,701	C	Nissan Auto Receivables Owner Trust, 4.140%, due 01/15/08	397,310
84,183	C	Onyx Acceptance Grantor Trust, 4.030%, due 04/15/08	84,056
27,628	C	Volkswagen Auto Lease Trust, 3.520%, due 04/20/07	27,609
			2,005,805
		Home Equity Asset Backed Securities: 0.5%
$140,000	C,S	ACE Securities Corp., 5.503%, due 11/25/35	$140,160
480,000	C	Argent Securities, Inc., 5.803%, due 05/25/34	482,846
5,132	+,C	Centex Home Equity, 4.050%, due 03/25/35	5,114
280,000	+,C	Centex Home Equity, 4.140%, due 03/25/28	276,149
68,033	+,C	Centex Home Equity, 4.196%, due 06/25/35	67,702
181,019	+,C	Centex Home Equity, 5.040%, due 10/25/35	179,638
250,000		Centex Home Equity, 5.423%, due 05/12/36	250,000
159,075	C	HFC Home Equity Loan Asset Backed Certificates, 5.527%, due 01/20/35	159,317
330,000	C	Option One Mortgage Loan Trust, 5.450%, due 07/25/36	330,000
			1,890,926
		Other Asset Backed Securities: 1.0%
475,628	C	Ameriquest Mortgage Securities, Inc., 5.383%, due 04/25/36	475,954
136,073	C	Chase Funding Mortgage Loan Asset-Backed Certificates, 5.603%, due 02/25/33	136,513
77,493	C	Countrywide Asset-Backed Certificates, 4.317%, due 11/25/35	77,130
326,958	C	Countrywide Asset-Backed Certificates, 4.730%, due 09/20/35	327,227
172,617	C	Countrywide Asset-Backed Certificates, 4.770%, due 12/27/35	172,842
60,000	C	Countrywide Asset-Backed Certificates, 5.363%, due 12/27/35	59,377
100,000	C	Countrywide Asset-Backed Certificates, 5.382%, due 05/25/36	98,992
410,000	C,S	First Franklin Mortgage Loan Asset Backed Certificates, 4.770%, due 11/25/35	410,462
190,000	C	First Franklin Mortgage Loan Asset Backed Certificates, 5.412%, due 07/25/36	190,000
100,000	+,C	First Franklin Mortgage Loan Asset Backed Certificates, 5.447%, due 06/25/36	100,000
226,971	C	Lehman XS Trust, 3.630%, due 08/25/35	225,771
280,000	C	Merrill Lynch Mortgage Investors, Inc., 5.139%, due 04/25/36	280,245
120,000	C	Morgan Stanley ABS Capital I, 5.583%, due 07/25/35	120,323

See Accompanying Notes to Financial Statements

ING OPPENHEIMER	PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

	Principal Amount			Value
			Other Asset Backed Securities (continued)
$30,000		C	Popular ABS Mortgage Pass-Through Trust, 3.914%, due 05/25/35	$29,630
	40,000	C	Popular ABS Mortgage Pass-Through Trust, 4.415%, due 04/25/35	39,479
	100,000	C	Popular ABS Mortgage Pass-Through Trust, 5.680%, due 01/25/36	98,678
	130,000	C	Residential Asset Mortgage Products, Inc., 5.420%, due 07/25/36	130,000
	200,000	C	Residential Asset Mortgage Products, Inc., 4.450%, due 07/25/28	198,169
	167,160	C	Structured Asset Investment Loan Trust, 5.140%, due 04/25/36	167,273
	17,332	+,C	Structured Asset Securities Corp., 4.510%, due 08/25/33	17,252
	190,360	+,C	Structured Asset Securities Corp., 5.180%, due 03/25/35	189,610
	190,000	C	Wells Fargo Home Equity Trust, 5.450%, due 07/25/36	190,000
				3,734,927
			Total Asset-Backed Securities (Cost $7,648,007)	7,631,658
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.2%
	200,000	C	Argent Securities, Inc., 5.423%, due 06/25/36	199,938
	290,000	C	Banc of America Commercial Mortgage, Inc., 4.501%, due 07/10/43	277,836
	34,649	C	Banc of America Mortgage Securities, 4.981%, due 06/25/35	34,573
	70,000	+,C	Citigroup Mortgage Loan Trust, Inc., 5.536%, due 03/25/36	69,430
	468,611	C	Countrywide Alternative Loan Trust, 6.500%, due 08/25/32	467,586
	465,057	C	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 5.961%, due 06/25/36	463,517
	140,000	C	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 6.360%, due 07/25/36	139,995
	170,000	C	GE Capital Commercial Mortgage Corp., 4.853%, due 07/10/45	165,201
	233,000	C	GMAC Commercial Mortgage Securities, Inc., 7.190%, due 05/15/30	237,369
	80,000	C	Greenwich Capital Commercial Funding Corp., 4.305%, due 08/10/42	76,687
$190,000		C	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	$185,720
	70,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.575%, due 07/15/42	67,171
	240,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.790%, due 10/15/42	231,516
	200,000	C	LB-UBS Commercial Mortgage Trust, 4.885%, due 09/15/30	194,430
	209,227	+,C	MASTR Alternative Loans Trust, 4.700%, due 08/25/34	207,238
	50,292	C	MASTR Alternative Loans Trust, 6.000%, due 07/25/34	49,838
	177,948	C	Mirant Mid Atlantic LLC, 8.625%, due 06/30/12	188,736
	152,781	C	Residential Accredit Loans, Inc., 5.750%, due 01/25/33	151,144
	531,181	C	Residential Accredit Loans, Inc., 6.000%, due 05/25/36	527,608
	150,000	C	Wachovia Bank Commercial Mortgage Trust, 4.782%, due 03/15/42	145,440
	99,606	C	Washington Mutual, Inc., 4.679%, due 05/25/35	99,388
	206,657	C	Washington Mutual, Inc., 4.790%, due 07/25/45	206,957
	25,167	C	Wells Fargo Mortgage Backed Securities Trust, 4.520%, due 01/25/35	25,058
			Total Collateralized Mortgage Obligations (Cost $4,494,590)	4,412,376
OTHER BONDS: 21.3%
			Foreign Government Bonds: 20.2%
ARS	7,983,000	@@,I	Argentina Bonos, 2.000%, due 09/30/14	2,485,182
ARS	1,029,600	@@,I	Argentina Government International Bond, 2.000%, due 02/04/18	466,596
	1,376,375	@@	Argentina Government International Bond, 4.889%, due 08/03/12	1,277,764
	385,268	@@	Argentina Government International Bond, 8.280%, due 12/31/33	344,237
EUR	495,000	@@	Belgium Government International Bond, 5.000%, due 03/28/35	698,064
EUR	1,200,000	@@	Belgium Treasury Bill, 2.740%, due 09/14/06	1,526,258
	450,000	@@,L	Brazil Government International Bond, 7.125%, due 01/20/37	427,500
	3,220,000	@@,L	Brazil Government International Bond, 8.000%, due 01/15/18	3,394,202

See Accompanying Notes to Financial Statements

ING OPPENHEIMER	PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount				Value
			Foreign Government Bonds (continued)
$110,000		@@	Brazil Government International Bond, 8.250%, due 01/20/34	$115,775
105,000		@@	Brazil Government International Bond, 8.750%, due 02/04/25	114,902
EUR	1,915,000	@@	Bundesrepublik Deutschland, 4.000%, due 01/04/37	2,323,312
CAD	3,510,000	@@	Canadian Government International Bond, 4.000%, due 09/01/10	3,088,819
1,795,000		@@,S,L	Colombia Government International Bond, 8.125%, due 05/21/24	1,826,412
180,000		@@	Colombia Government International Bond, 10.375%, due 01/28/33	222,750
80,000		@@	Colombia Government International Bond, 10.750%, due 01/15/13	94,600
COP	435,000,000	@@	Colombia Government International Bond, 11.750%, due 03/01/10	179,594
COP	3,554,000,000	@@	Colombia Government International Bond, 12.000%, due 10/22/15	1,530,309
DKK	1,235,000	@@	Denmark Government International Bond, 4.000%, due 08/15/08	213,206
COP	457,000,000	@@	Deutsche Bank Columbia Treasury Note, 0.000%, due 09/12/14	210,232
MXN	2,750,000	@@	Deutsche Bank MXN Credit Linked Note, 9.520%, due 01/05/11	242,478
MXN	2,780,000	@@	Deutsche Bank MXN Credit Linked Note, 9.650%, due 01/05/11	245,123
353,884		@@,#	Dominican Republic International Bond, 9.500%, due 09/27/11	375,117
440,000		@@,#	El Salvador Government International Bond, 7.650%, due 06/15/35	424,600
EUR	3,180,000	@@	France Government International Bond OAT, 3.250%, due 04/25/16	3,798,311
EUR	1,360,000	@@	France Government International Bond OAT, 4.000%, due 04/25/55	1,626,888
EUR	980,000	@@	France Treasury Bill, 2.889%, due 09/21/06	1,245,650
EUR	3,230,000	@@	German Treasury Bill, 2.870%, due 09/13/06	4,107,371
EUR	1,160,000	@@	Hellenic Republic Government International Bond, 4.600%, due 05/20/13	1,522,957
30,000		@@,#	Indonesia Government International Bond, 6.750%, due 03/10/14	29,475
50,000		@@,#	Indonesia Government International Bond, 7.250%, due 04/20/15	50,375
$480,000		@@,#	Indonesia Government International Bond, 8.500%, due 10/12/35	$516,000
ILS	7,770,000	@@	Israel Government International Bond, 7.500%, due 03/31/14	1,881,486
EUR	2,240,000	@@	Italy Buoni Poliennali Del Tesoro, 4.250%, due 02/01/19	2,821,467
EUR	1,935,000	@@	Italy Certificati di Credito del Tesoro, 2.800%, due 07/01/09	2,485,357
JPY	71,000,000	@@	Japan Government Twenty Year Bond, 2.000%, due 09/20/25	594,615
JPY	823,000,000	@@	Japan Government Two Year Bond, 0.200%, due 10/15/07	7,152,283
MYR	2,280,000	@@	Malaysia Government International Bond, 4.720%, due 09/30/15	609,690
770,000		@@	Mexico Government International Bond, 6.625%, due 03/03/15	781,550
320,000		@@,L	Mexico Government International Bond, 7.500%, due 01/14/12	340,000
67,000		@@	Mexico Government International Bond, 7.500%, due 04/08/33	71,355
MXN	2,395,000	@@	Mexico Government International Bond, 8.000%, due 12/19/13	200,279
600,000		@@	Mexico Government International Bond, 8.375%, due 01/14/11	655,500
305,000		@@	Oriental Republic of Uruguay, 7.625%, due 03/21/36	276,025
642,000		@@	Panama Government International Bond, 6.700%, due 01/26/36	590,640
450,000		@@	Panama Government International Bond, 9.375%, due 04/01/29	533,250
204,610		@@	Peru Government International Bond, 5.000%, due 03/07/17	196,937
PEN	1,000,000	@@	Peru Government International Bond, 7.340%, due 08/12/16	292,649
920,000		@@,L	Peru Government International Bond, 7.350%, due 07/21/25	887,800
PEN	5,800,000	@@	Peru Government International Bond, 7.840%, due 08/12/20	1,725,761
PEN	575,000	@@	Peru Government International Bond, 8.200%, due 08/12/26	174,961
PEN	1,380,000	@@	Peru Government International Bond, 8.600%, due 08/12/17	437,587

See Accompanying Notes to Financial Statements

ING OPPENHEIMER	PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount					Value
			Foreign Government Bonds (continued)
PEN	240,000	@@	Peru Government International Bond, 9.000%, due 01/31/12		$78,806
	635,000	@@,L	Peru Government International Bond, 9.875%, due 02/06/15		746,125
PEN	3,110,000	@@	Peru Government International Bond, 9.910%, due 05/05/15		1,068,100
PEN	270,000	@@	Peru Government International Bond, 12.250%, due 08/10/11		99,930
PLN	4,020,000	@@	Poland Government International Bond, 4.250%, due 05/24/11		1,196,161
PLN	2,050,000	@@	Poland Government International Bond, 4.540%, due 08/12/07		613,900
PLN	2,650,000	@@	Poland Government International Bond, 5.000%, due 10/24/13		803,188
PLN	635,000	@@	Poland Government International Bond, 5.750%, due 09/23/22		196,667
	45,000	@@	Russia Government International Bond, 12.750%, due 06/24/28		76,108
	240,000	@@	Turkey Government International Bond, 7.250%, due 03/15/15		226,500
	160,000	@@	Turkey Government International Bond, 11.000%, due 01/14/13		183,200
	500,000	@@,#	Ukraine Government International Bond, 7.650%, due 06/11/13		505,000
GBP	1,845,000	@@	United Kingdom Gilt, 6.000%, due 12/07/28		4,146,393
	905,000	@@	Uruguay Government International Bond, 8.000%, due 11/18/22		871,062
EUR	373,000	@@	Venezuela Government International Bond, 7.000%, due 03/16/15		489,013
	1,800,000	@@,L	Venezuela Government International Bond, 9.375%, due 01/13/34		2,115,000
	1,500,000	@@	Venezuela Government International Bond, 13.625%, due 08/15/18		2,150,625
					72,999,029
			Regional (state/province): 1.1%
MYR	1,920,000	@@	Johor Corp., 1.000%, due 07/31/12		514,492
AUD	4,505,000	@@	Queensland Treasury Corp., 6.000%, due 07/14/09		3,358,027
					3,872,519
			Total Other Bonds (Cost $78,134,389)		76,871,548
			Total Long-Term Investments: (Cost $335,864,759)		$327,218,291
SHORT-TERM INVESTMENTS: 30.1%
			U.S. Government Agency Obligations: 6.7%
$24,045,000			Federal Home Loan Bank Discount Note, 4.700%, due 07/03/06		$24,035,582
			Total U.S. Government Agency Obligations (Cost $24,035,582)		24,035,582
			Treasury Bill: 3.8%
13,600,000		L	United States Treasury Bill, 4.510%, due 08/10/06		13,530,509
			Total U.S. Treasury Bill (Cost $13,528,355)		13,530,509
			Securities Lending Collateralcc: 19.6%
70,763,351			The Bank of New York Institutional Cash Reserves Fund		70,763,351
			Total Securities Lending Collateral (Cost $70,763,351)		70,763,351
			Total Short-Term Investments: (Cost $108,327,288)		108,329,442
			Total Investments in Securities (Cost 444,192,047 $)*	120.9%	$435,547,733
			Other Assets and Liabilities-Net	(20.9)	(75,244,404)
			Net Assets	100.0%	$360,303,329

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security.
S	Segregated securities for futures, written options, swaps, swaptions, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
**	Defaulted Security
^	Interest Only (IO) Security
*	Cost for federal income tax purposes is $444,397,590.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$3,210,388
Gross Unrealized Depreciation	(12,060,245)
Net Unrealized Depreciation	$(8,849,857)

See Accompanying Notes to Financial Statements

ING OPPENHEIMER	PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Written Options Outstanding on June 30, 2006

Description/Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount		Premium Net of Commissions	Value
Call - OTC Interest Rate Swap	JPMorgan Chase Bank, N.A.	9.350	%*	9/15/2006	MXN	4,30,000	$4,782	$3,434
							$4,782	$3,434

*      The Fund will pay a floating rate based on 28-day MXN-TIIE-BANXICO

Written Options Outstanding on June 30, 2006

Description/Name of Issuer	Exercise Price	Expiration Date	Notional Amount		Premium Net of Commissions	Value
Put - Japanese Yen	124	09/21/2006	JPY	1,842,000,000	$38,622	$2,671
					$38,622	$2,671

Information concerning open futures contracts at June 30, 2006 is shown below:

	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)
Long Contracts
JPN 10Y BOND (TSE) SEP06	9	$10,353,460	09/08/06	$(60,686)
LONG GILT FUTURE 9-06	1	201,380	09/27/06	(2,570)
10YR MINI JGB FUT SEP06	6	690,231	09/07/06	(3,693)
EURO-BOBL FUT SEP06	25	3,488,930	09/07/06	(11,347)
EURO-SCHATZ FUT SEP06	40	5,320,338	09/07/06	(7,109)
IBEX 35 FUTR JUL06	2	294,655	07/21/06	18,498
MSCI TAIWAN INDEX JUL06	13	361,010	07/28/06	8,436
SPI 200 FUTURE SEP06	4	377,496	09/21/06	17,557
US 10 YR NOTE FUT SEP06	224	23,488,501	09/20/06	20,795
NASDAQ 100 E-MINI SEP06	38	1,209,540	09/15/06	8,373
US LONG BOND(CBT) SEP 06	118	12,585,438	09/20/06	(16,132)
S&P/MIB IDX FUT SEP06	2	469,041	09/15/06	23,847
		$58,840,020		$(4,031)

Short Contracts
S&P/TSE 60 IX FUT SEP06	3	$(353,131)	09/14/06	$(20,129)
S&P 500 EMINI FUT SEP 06	113	(7,228,610)	09/15/06	(73,071)
NIKKEI 225 (OSE) SEP06	12	(1,626,354)	09/07/06	9,936
US 2YR NOTE (CBT) SEP06	95	(19,264,220)	09/29/06	21,274
US CBT 5YR T-NOTE SEP 06	3	(310,219)	09/29/06	(286)
FTSE 100 IDX FUT SEP06	8	(861,734)	09/15/06	(38,844)
AUST 10Y BOND FUT SEP06	17	(1,190,193)	09/15/06	1,885
CAC40 10 EURO FUT JUL06	12	$(763,363)	07/21/06	$(54,343)
CAN 10YR BOND FUT SEP06	16	(1,581,367)	09/20/06	13,283
DAX INDEX FUTURE SEP06	9	(1,648,009)	09/15/06	(103,954)
MSCI SING IX ETS JUL06	10	(368,323)	07/28/06	(12,218)
		$(35,195,523)		$(256,467)

At June 30, 2006 the following forward currency contracts were outstanding for the ING Oppenheimer Strategic Income Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Argentinian Nuevo Peso ARS 1,520,000	Buy	7/20/06	$491,273	$490,915	$(358)
Argentinian Nuevo Peso ARS 2,980,000	Buy	7/20/06	961,756	962,452	696
Australian Dollar AUD 1,900,000	Buy	7/3/06	1,437,559	1,411,831	(25,728)
Australian Dollar AUD 1,900,000	Buy	7/10/06	1,416,602	1,411,684	(4,918)
Brazilian Real BRL 13,995,000	Buy	9/22/06	5,403,475	6,366,627	963,152
Brazilian Real BRL 5,830,000	Buy	9/25/06	2,255,319	2,650,254	394,935
Brazilian Real BRL 1,210,000	Buy	10/31/06	472,656	545,569	72,913
Brazilian Real BRL 2,410,000	Buy	10/31/06	954,040	1,086,629	132,589
Brazilian Real BRL 10,925,000	Buy	2/21/07	4,721,262	4,862,255	140,993
Brazilian Real BRL 1,370,000	Buy	2/21/07	587,731	609,729	21,998
Brazilian Real BRL 790,000	Buy	10/27/06	355,536	356,521	985
Brazilian Real BRL 135,000	Buy	10/31/06	57,594	60,869	3,275
Brazilian Real BRL 3,100,000	Buy	7/5/06	1,351,175	1,430,891	79,716
Brazilian Real BRL 200,000	Buy	7/5/06	89,405	92,316	2,911

See Accompanying Notes to Financial Statements

ING OPPENHEIMER	PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Brazilian Real BRL 3,300,000	Buy	8/2/06	$1,466,341	$1,520,044	$53,703
Canadian Dollar CAD 1,390,000	Buy	7/28/06	1,231,178	1,246,290	15,112
Canadian Dollar CAD 1,390,000	Buy	7/28/06	1,235,281	1,246,290	11,009
Canadian Dollar CAD 690,000	Buy	7/28/06	624,321	618,662	(5,659)
Canadian Dollar CAD 3,510,000	Buy	7/13/06	3,129,960	3,145,611	15,651
Swiss Franc CHF 1,800,000	Buy	7/7/06	1,489,006	1,472,856	(16,150)
Swiss Franc CHF 1,800,000	Buy	7/7/06	1,486,240	1,473,554	(12,686)
Swiss Franc CHF 6,230,000	Buy	8/8/06	5,156,004	5,118,934	(37,070)
Swiss Franc CHF 2,325,000	Buy	8/9/06	1,896,411	1,910,560	14,149
Chilean Peso CLP 220,000,000	Buy	7/5/06	418,013	407,964	(10,049)
Chilean Peso CLP 357,000,000	Buy	9/11/06	659,097	661,793	2,696
Chilean Peso CLP 218,000,000	Buy	9/29/06	396,616	404,076	7,460
Chinese Yuan CNY 12,000,000	Buy	7/3/06	1,501,689	1,501,588	(101)
Chinese Yuan CNY 12,000,000	Buy	7/6/06	1,501,783	1,502,106	323
Columbian Peso COP 554,066,800	Buy	7/6/06	215,339	215,192	(147)
Czech Koruna CZK 32,000,000	Buy	7/7/06	1,458,078	1,436,822	(21,256)
Euro EUR 4,000,000	Buy	9/5/06	4,916,800	5,139,872	223,072
Euro EUR 2,320,000	Buy	7/6/06	2,858,913	2,968,721	109,808
Euro EUR 980,000	Buy	7/7/06	1,234,016	1,254,122	20,106
Euro EUR 1,905,000	Buy	7/7/06	2,413,083	2,437,859	24,776
Euro EUR 2,000,000	Buy	9/6/06	2,546,080	2,570,101	24,021
Euro EUR 4,930,000	Buy	7/6/06	6,245,842	6,308,532	62,690
Euro EUR 1,060,000	Buy	7/6/06	1,357,300	1,356,398	(902)
Euro EUR 935,000	Buy	7/10/06	1,206,328	1,196,801	(9,527)
Euro EUR 555,000	Buy	7/7/06	715,922	710,242	(5,680)
Euro EUR 605,000	Buy	7/31/06	776,457	775,602	(855)
Euro EUR 100,000	Buy	8/7/06	128,496	128,257	(239)
Euro EUR 2,000,000	Buy	12/6/06	2,607,440	2,584,743	(22,697)
Euro EUR 2,360,000	Buy	7/6/06	2,971,004	3,019,906	48,902
British Pound Sterling GBP 400,000	Buy	9/5/06	$703,440	$740,828	$37,388
British Pound Sterling GBP 400,000	Buy	9/5/06	696,756	740,828	44,072
British Pound Sterling GBP 10,000	Buy	8/7/06	17,563	18,508	945
British Pound Sterling GBP 30,000	Buy	8/7/06	55,230	55,525	295
British Pound Sterling GBP 200,000	Buy	9/5/06	368,640	370,414	1,774
British Pound Sterling GBP 40,000	Buy	8/7/06	74,660	74,033	(627)
British Pound Sterling GBP 340,000	Buy	8/15/06	627,065	629,393	2,328
British Pound Sterling GBP 150,000	Buy	12/27/06	273,977	278,562	4,585
Hungarian Forint HUF 310,000,000	Buy	7/3/06	1,527,590	1,400,755	(126,835)
Hungarian Forint HUF 300,000,000	Buy	7/10/06	1,463,486	1,355,284	(108,202)
Indian Rupee INR 66,000,000	Buy	7/5/06	1,425,578	1,433,355	7,777
Indian Rupee INR 67,000,000	Buy	7/6/06	1,446,928	1,455,035	8,107
Indian Rupee INR 47,000,000	Buy	7/10/06	1,024,568	1,020,593	(3,975)
Indian Rupee INR 87,000,000	Buy	7/10/06	1,896,044	1,889,183	(6,861)
Japanese Yen JPY 410,000,000	Buy	9/5/06	3,532,960	3,617,834	84,874
Japanese Yen JPY 10,000,000	Buy	9/5/06	90,351	88,240	(2,111)
Japanese Yen JPY 10,000,000	Buy	8/7/06	89,278	87,888	(1,390)
Japanese Yen JPY 200,000,000	Buy	9/5/06	1,839,250	1,764,797	(74,453)
Japanese Yen JPY 200,000,000	Buy	11/30/06	1,831,837	1,786,430	(45,407)
Japanese Yen JPY 359,000,000	Buy	7/6/06	3,232,181	3,139,957	(92,224)
Japanese Yen JPY 21,000,000	Buy	7/31/06	186,705	184,388	(2,317)
Japanese Yen JPY 338,000,000	Buy	12/13/06	3,034,111	3,024,611	(9,500)
Japanese Yen JPY 235,000,000	Buy	12/14/06	2,091,678	2,103,206	11,528
Japanese Yen JPY 562,000,000	Buy	12/15/06	5,004,007	5,030,504	26,497
Japanese Yen JPY 470,000,000	Buy	12/12/06	4,190,779	4,205,226	14,447
Republic of Korean Won KRW 100,000,000	Buy	8/2/06	1,065,133	1,055,198	(9,935)
Republic of Korean Won KRW 922,000,000	Buy	9/5/06	975,661	973,943	(1,718)
Mexican New Peso MXN 11,710,000	Buy	7/25/06	1,054,480	1,031,056	(23,424)
Mexican New Peso MXN 16,000,000	Buy	7/3/06	1,416,543	1,410,540	(6,003)

See Accompanying Notes to Financial Statements

ING OPPENHEIMER	PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Mexican New Peso MXN 16,000,000	Buy	7/10/06	$1,403,435	$1,409,982	$6,547
Malaysian Ringgit MYR 1,520,000	Buy	11/16/06	431,401	416,976	(14,425)
Malaysian Ringgit MYR 1,530,000	Buy	11/17/06	433,182	419,743	(13,439)
New Zealand Dollar NZD 2,300,000	Buy	7/10/06	1,423,516	1,400,539	(22,977)
Philippines Peso PHP 77,000,000	Buy	7/5/06	1,452,830	1,448,910	(3,920)
Philippines Peso PHP 77,000,000	Buy	7/20/06	1,447,913	1,447,610	(303)
Polish Zloty PLN 2,890,000	Buy	7/19/06	930,197	910,136	(20,061)
Polish Zloty PLN 2,970,000	Buy	7/19/06	964,850	935,330	(29,520)
Swedish Krona SEK 3,680,000	Buy	8/15/06	507,516	513,428	5,912
Swedish Krona SEK 19,520,000	Buy	8/16/06	2,691,779	2,723,626	31,847
Swedish Krona SEK 960,000	Buy	8/15/06	132,727	133,938	1,211
Swedish Krona SEK 11,000,000	Buy	7/3/06	1,531,330	1,528,886	(2,444)
Thai Baht THB 21,000,000	Buy	7/17/06	551,471	550,687	(784)
Thai Baht THB 35,000,000	Buy	7/17/06	917,431	917,812	381
Thai Baht THB 55,000,000	Buy	7/3/06	1,439,225	1,442,718	3,493
Thai Baht THB 55,000,000	Buy	7/10/06	1,441,489	1,442,497	1,008
Turkish New Lira TRY 3,785,000	Buy	1/24/08	2,533,467	2,216,717	(316,750)
Turkish New Lira TRY 600,000	Buy	8/8/06	447,241	372,400	(74,841)
Turkish New Lira TRY 1,200,000	Buy	8/8/06	844,416	744,801	(99,615)
Turkish New Lira TRY 2,855,000	Buy	2/1/08	1,515,232	1,672,055	156,823
Turkish New Lira TRY 550,000	Buy	8/8/06	338,920	341,367	2,447
Turkish New Lira TRY 2,300,000	Buy	7/19/06	1,434,541	1,440,849	6,308
Turkish New Lira TRY 65,000	Buy	2/1/08	32,067	38,068	6,001
Turkish New Lira TRY 1,580,000	Buy	9/21/06	950,376	962,308	11,932
Taiwanese New Dollar TWD 47,000,000	Buy	7/3/06	1,473,197	1,452,199	(20,998)
Taiwanese New Dollar TWD 46,000,000	Buy	7/6/06	1,440,110	1,421,863	(18,247)
South African Rand ZAR 8,900,000	Buy	7/3/06	1,349,794	1,241,017	(108,777)
South African Rand ZAR 9,700,000	Buy	7/10/06	1,412,573	1,351,893	(60,680)
South African Rand ZAR 3,130,000	Buy	9/26/06	420,198	433,877	13,679
South African Rand ZAR 10,030,000	Buy	9/26/06	1,376,480	1,390,347	13,867
					$1,456,929

Brazilian Real BRL 13,995,000	Sell	9/22/06	$5,774,706	$6,366,627	$(591,921)
Euro EUR 900,000	Sell	7/31/06	1,112,508	1,153,788	(41,280)
Japanese Yen JPY 21,000,000	Sell	7/31/06	185,016	184,388	628
Euro EUR 1,200,000	Sell	8/7/06	1,466,580	1,539,080	(72,500)
Euro EUR 385,000	Sell	7/31/06	467,044	493,565	(26,521)
British Pound Sterling GBP 200,000	Sell	9/5/06	350,680	370,414	(19,734)
British Pound Sterling GBP 650,000	Sell	8/7/06	1,141,056	1,203,032	(61,976)
Japanese Yen JPY 130,000,000	Sell	8/7/06	1,139,192	1,142,544	(3,352)
British Pound Sterling GBP 400,000	Sell	9/5/06	702,052	740,828	(38,776)
Japanese Yen JPY 205,000,000	Sell	9/5/06	1,781,060	1,808,917	(27,857)
Euro EUR 2,000,000	Sell	9/5/06	2,409,700	2,569,936	(160,236)
Brazilian Real BRL 7,865,000	Sell	2/21/07	3,445,783	3,500,378	(54,595)
Japanese Yen JPY 410,000,000	Sell	9/5/06	3,609,473	3,617,834	(8,361)
Euro EUR 2,000,000	Sell	9/5/06	2,427,440	2,569,936	(142,496)
Euro EUR 2,000,000	Sell	9/5/06	2,424,920	2,570,101	(145,181)
Japanese Yen JPY 5,000,000	Sell	9/5/06	43,263	44,120	(857)
Euro EUR 760,000	Sell	7/6/06	939,056	972,512	(33,456)
Euro EUR 210,000	Sell	7/6/06	258,014	268,720	(10,706)
Euro EUR 130,000	Sell	7/6/06	161,088	166,351	(5,263)
Brazilian Real BRL 790,000	Sell	10/27/06	360,073	356,521	3,552
Brazilian Real BRL 2,280,000	Sell	10/31/06	1,038,961	1,028,014	10,947
Euro EUR 3,440,000	Sell	7/7/06	4,361,438	4,402,223	(40,785)
Euro EUR 3,755,000	Sell	7/6/06	4,801,368	4,804,977	(3,609)
Euro EUR 665,000	Sell	8/8/06	861,222	852,962	8,260
Euro EUR 250,000	Sell	11/20/06	324,838	322,774	2,064
Polish Zloty PLN 2,650,000	Sell	7/19/06	855,866	834,554	21,312
Euro EUR 3,020,000	Sell	7/6/06	3,864,271	3,864,455	(184)
Australian Dollar AUD 4,120,000	Sell	8/22/06	3,144,384	3,059,415	84,969
Polish Zloty PLN 3,210,000	Sell	7/19/06	1,039,639	1,010,912	28,727

See Accompanying Notes to Financial Statements

ING OPPENHEIMER	PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Swedish Krona SEK 19,520,000	Sell	8/16/06	$2,699,519	$2,723,626	$(24,107)
Canadian Dollar CAD 3,470,000	Sell	7/28/06	3,100,761	3,111,241	(10,480)
Euro EUR 1,000,000	Sell	7/10/06	1,288,502	1,280,001	8,501
Turkish New Lira TRY 515,000	Sell	8/8/06	338,259	319,644	18,615
Turkish New Lira TRY 1,835,000	Sell	8/8/06	1,164,983	1,138,925	26,058
Turkish New Lira TRY 610,000	Sell	2/1/08	338,701	357,252	(18,551)
Turkish New Lira TRY 610,000	Sell	1/24/08	339,285	357,252	(17,967)
British Pound Sterling GBP 400,000	Sell	9/5/06	702,652	740,828	(38,176)
Swiss Franc CHF 1,800,000	Sell	7/3/06	1,487,314	1,472,856	14,458
Chinese Yuan CNY 12,000,000	Sell	7/3/06	1,497,940	1,501,588	(3,648)
Swedish Krona SEK 11,000,000	Sell	7/3/06	1,531,765	1,528,886	2,879
Taiwan New Dollars TWD 47,000,000	Sell	7/3/06	1,470,910	1,452,199	18,711
Hungarian Forint HUF 310,000,000	Sell	7/3/06	1,518,454	1,400,755	117,699
South African Rand ZAR 8,900,000	Sell	7/3/06	1,338,265	1,241,017	97,248
Mexican New Peso MXN 16,000,000	Sell	7/3/06	1,414,740	1,410,540	4,200
Indian Rupee INR 66,000,000	Sell	7/5/06	1,419,202	1,433,355	(14,153)
Euro EUR 2,490,000	Sell	7/6/06	3,224,401	3,186,256	38,145
Czech Koruny CZK 32,000,000	Sell	7/7/06	1,467,641	1,436,822	30,819
Japanese Yen JPY 400,000,000	Sell	11/30/06	3,656,909	3,572,860	84,049
Swiss Franc CHF 1,800,000	Sell	7/7/06	1,486,817	1,473,554	13,263
Australian Dollar AUD 1,900,000	Sell	7/3/06	1,425,931	1,411,831	14,100
Thai Baht THB 55,000,000	Sell	7/3/06	1,436,125	1,442,718	(6,593)
Chinese Yuan CNY 12,000,000	Sell	7/6/06	1,500,094	1,502,106	(2,012)
Taiwan New Dollars TWD 46,000,000	Sell	7/6/06	1,437,635	1,421,863	15,772
Turkish New Lira TRY 320,000	Sell	1/24/08	170,213	187,411	(17,198)
Indian Rupee INR 67,000,000	Sell	7/6/06	1,455,288	1,455,035	253
Indian Rupee INR 67,000,000	Sell	7/10/06	1,453,835	1,454,888	(1,053)
South African Rand ZAR 9,700,000	Sell	7/10/06	1,424,579	1,351,893	72,686
New Zealand Dollar NZD 2,300,000	Sell	7/10/06	1,444,469	1,400,539	43,930
Mexican New Peso MXN 16,000,000	Sell	7/10/06	$1,403,878	$1,409,982	$(6,104)
Philippenes Peso PHP 77,000,000	Sell	7/5/06	1,451,598	1,448,910	2,688
Turkish New Lira TRY 175,000	Sell	2/1/08	93,001	102,490	(9,489)
Turkish New Lira TRY 2,855,000	Sell	1/24/08	1,518,617	1,672,055	(153,438)
Swedish Kronor SEK 4,640,000	Sell	8/15/06	637,551	647,365	(9,814)
Euro EUR 1,930,000	Sell	7/10/06	2,444,891	2,470,403	(25,512)
Canadian Dollar CAD 3,510,000	Sell	7/13/06	3,197,478	3,145,611	51,867
Turkish New Lira TRY 2,135,000	Sell	2/1/08	1,107,537	1,250,381	(142,844)
Taiwan New Dollars TWD 21,000,000	Sell	7/20/06	646,950	650,308	(3,358)
Australian Dollar AUD 1,900,000	Sell	7/10/06	1,401,383	1,411,684	(10,301)
Swiss Franc CHF 1,800,000	Sell	7/20/06	1,463,772	1,475,821	(12,049)
Czech Koruny CZK 32,000,000	Sell	7/20/06	1,421,022	1,438,578	(17,556)
Hungarian Forint HUF 300,000,000	Sell	7/10/06	1,381,565	1,355,284	26,281
Chinese Yuan CNY 12,000,000	Sell	7/20/06	1,502,865	1,504,524	(1,659)
Thai Baht THB 55,000,000	Sell	7/10/06	1,428,015	1,442,497	(14,482)
Japanese Yen JPY 160,000,000	Sell	7/20/06	1,398,015	1,402,483	(4,468)
Taiwan New Dollars TWD 25,000,000	Sell	7/20/06	767,460	774,176	(6,716)
Euro EUR 4,000,000	Sell	12/6/06	5,086,760	5,169,486	(82,726)
Turkish New Lira TRY 3,850,000	Sell	9/21/06	2,285,138	2,344,864	(59,726)
Turkish New Lira TRY 1,625,000	Sell	9/22/06	944,575	989,329	(44,754)
Turkish New Lira TRY 1,620,000	Sell	9/21/06	943,644	986,670	(43,026)
Turkish New Lira TRY 65,000	Sell	9/22/06	37,791	39,573	(1,782)
South African Rand ZAR 13,160,000	Sell	9/22/06	1,824,071	1,824,225	(154)
Euro EUR 2,360,000	Sell	7/6/06	2,956,042	3,019,906	(63,864)
Canadian Dollar CAD 3,510,000	Sell	7/26/06	3,116,482	3,146,906	(30,424)
Turkish New Lira TRY 1,580,000	Sell	9/21/06	929,849	962,309	(32,460)
					$(1,557,609)

See Accompanying Notes to Financial Statements

ING OPPENHEIMER	PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Oppenheimer Strategic Income Interest Rate Swap Agreements Outstanding on June 30, 2006:

Type	Termination Date	Notional Principal Amount		Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 10.85% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	3/5/15	800,000	MXN	$5,428
Receive a fixed rate equal to 18% and pay a floating rate based on BRR-CDI Counterparty: J. Aron & Company	1/2/07	599,000	BRL	4,239
Receive a fixed rate equal to 5.52% and pay a floating rate based on 6-month PLZ-WIBOR Counterparty: Citibank N.A., London	3/24/10	20,000	PLN	27
Receive a fixed rate equal to 5.55% and pay a floating rate based on 6-month PLZ-WIBOR Counterparty: Citibank N.A., London	3/25/10	32,000	PLN	53
Receive a fixed rate equal to 18.16% and pay a floating rate based on Brazil Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	1/2/08	497,000	BRL	11,201
Receive a floating rate based on 6-month USD-LIBOR (notional value $2,252,229.80) Pay a fixed rate equal to 5.46% (notional value UDI 730,000.00) Upon termination of the contract, receive USD 2,252,229.80 pay UDI 730,000.00 Counterparty: Deutsche Bank AG London	5/13/15	SEE DESCRIPTION		39,409
Receive a fixed rate equal to 10.7% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	5/8/15	4,060,000	MXN	23,982
Receive a fixed rate equal to 10.43% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	5/29/15	3,400,000	MXN	15,201
Receive a fixed rate equal to 10.30% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	6/1/15	3,400,000	MXN	12,681
Receive a fixed rate equal to 10.29% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	6/4/15	2,340,000	MXN	$8,544
Receive a fixed rate equal to 17.18% and pay a floating rate based on Brazil Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	1/2/08	4,647,932	BRL	52,073
Receive a fixed rate equal to 5.25% (notional value UDI 1,184,117.66 converted to MXN) Pay a floating rate based on 6-month USD-LIBOR (notional value $390,000.00) Upon termination of the contract, receive UDI 1,184,117.66 (converted into MXN) and pay USD 390,000.00 Counterparty: Deutsche Bank AG London	6/23/15	SEE DESCRIPTION		8,269
Receive a fixed rate equal to 4.48% and pay a floating rate based on 6-month PLZ-WIBOR Counterparty: Credit Suisse First Boston International	7/1/10	265,000	PLN	(1,253)
Receive a fixed rate equal to 4.53% and pay a floating rate based on 6-month PLZ-WIBOR Counterparty: Lehman Brothers International (Europe)	7/4/10	1,950,000	PLN	(21,295)
Receive a fixed rate equal to 10.00% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	6/24/15	1,920,000	MXN	3,656
Receive a fixed rate equal to 17.59% and pay a floating rate based on Brazil Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services Inc.	1/2/07	1,445,000	BRL	8,595
Receive a fixed rate equal to 9.99% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Lehman Brothers Special Financing Inc.	7/9/15	3,790,000	MXN	7,569
Receive a fixed rate equal to 10.00% and pay a floating rate base on 28-day MXN-TIIE-BANXICO Counterparty: Credit Suisse First Boston International	7/9/15	3,830,000	MXN	7,348

See Accompanying Notes to Financial Statements

ING OPPENHEIMER	PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Type	Termination Date	Notional Principal Amount		Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 9.76% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: JPMorgan Chase Bank, N.A.	8/17/15	3,700,000	MXN	$2,303
Receive a fixed rate equal to 9.41% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	8/31/20	2,240,000	MXN	(8,292)
Receive a fixed rate equal to 9.51% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	8/26/25	6,700,000	MXN	(29,423)
Receive a fixed rate equal to 9.50% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	8/28/25	4,450,000	MXN	(19,953)
Receive a floating rate based on 6-month JPY-LIBOR and pay a fixed rate equal to 1.522% Counterparty: Morgan Stanley Capital Services Inc.	10/5/13	65,000,000	JPY	16,254
Receive a fixed rate equal to .67% and pay a floating rate based on 6-month JPY-LIBOR Counterparty: Morgan Stanley Capital Services Inc.	10/5/08	222,000,000	JPY	(16,211)
Receive a floating rate equal to 6-month NOK-NIBOR and pay a fixed rate equal to 4.22% Counterparty UBS AG, London Branch	2/6/12	20,210,000	NOK	75,695
Receive a fixed rate equal to 8.70% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	2/5/16	13,500,000	MXN	(76,217)
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 5.25% Counterparty: Lehman Brothers International (Europe)	5/21/09	2,820,000	GBP	$4,284
Receive a fixed rate eual to 5.57% and pay a floating rate based on 3-month USD-LIBOR Counterparty: JPMorgan Chase Bank, N.A.	5/26/16	12,000,000	USD	(184,523)
Receive a floating rate based on 3-month ZAR-JIBAR-SAFEX and pay a fixed rate equal to 8.29% Counterparty: JPMorgan Chase Bank, N.A.	6/21/08	9,120,000	ZAR	11,668
Receive a floating rate based on 3-month TWD-TELERATE and pay a fixed rate equal to 2.32% Counterparty: Citibank N.A., New York	6/27/11	16,900,000	TWD	(339)
Receive a floating rate based on overnight INR-MIBOR-OIS-COMPOUND and pay a fixed rate equal to 7.175% Counterparty: Deutsche Bank AG	6/27/11	16,900,000	INR	1,189
Receive a floating rate based on 6-Month New Zealand Dallar Bank Bill Index and pay a fixed rate equal to 6.75% Counterparty: Westpac Banking Corporation	6/29/16	1,870,000	NZD	(234)
Receive a floating rate based on 6-month HUF-BUBOR and pay a fixed rate equal to 8.44% Counterparty: Deutsche Bank AG	7/3/11	82,000,000	HUF	—
				$(38,072)

Oppenheimer Strategic Income Portfolio Credit Default Swap Agreements Outstanding on June 30, 2006:

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services Inc.	Republic of Colombia 10.375% due 1/28/2033	Buy	(3.70)%	8/20/15	$360,000	$(26,492)
Morgan Stanley Capital Services Inc.	Ukraine 7.65% due 6/11/2013	Buy	(1.65)%	10/20/10	$2,173,000	62,315
Deutsche Bank AG	Republic of the Philippines 10.625% 3/16/2025	Buy	(3.69)%	9/20/15	$1,500,000	(75,150)
Citibank, N.A., New York	Republic of Hungary 4.5% due 1/29/2014	Buy	(0.40)%	12/20/15	$745,000	18,462
Morgan Stanley Capital Services Inc.	Ukraine 7.65% due 6/11/2013	Buy	(1.77)%	1/20/11	$800,000	18,309
Citibank, N.A., New York	Russian Federation 5.000% step up due 3/31/2030	Sell	0.6475%	1/20/11	$720,000	976
Citibank, N.A., New York	United Mexican States 7.5% due 4/8/2033	Buy	(0.6475)%	1/20/11	$720,000	432

See Accompanying Notes to Financial Statements

ING OPPENHEIMER	PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services Inc.	Republic of the Philippines 10.625% 3/16/2025	Buy	(2.98)%	3/20/16	$1,185,000	$40,215
UBS AG	Ukraine 7.65% due 6/11/2013	Buy	(1.84)%	3/20/11	$335,000	6,546
Morgan Stanley Capital Services Inc.	United Mexican States 7.5% due 4/8/2033	Buy	(0.645)%	3/20/11	$600,000	4,757
Deutsche Bank AG	Ukraine 7.65% due 6/11/2013	Buy	(1.88)%	3/20/11	$335,000	4,909
Morgan Stanley Capital Services Inc.	Republic of Indonesia 6.75% due 3/10/2014	Buy	(1.68)%	3/20/11	$300,000	6,631
Morgan Stanley Capital Services Inc.	Republic of Indonesia 6.75% due 3/10/2014	Sell	1.67%	6/20/11	$300,000	(8,297)
Morgan Stanley Capital Services Inc.	National Bank of Greece S.A. JPY 30,000,000 2.755% Eurobonds due 6/28/2035 Issued by NBG	Buy	(0.25)%	3/24/13	$1,290,000	1,453
Morgan Stanley & Co. Intl. Ltd.	Finance PLC Finansbank, A.S. - USD 110,000,000 6.25% Eurobonds due 3/24/2011 and USD 110,000,000 6.50% Eurobonds due 3/24/2013	Sell	1.30%	3/24/13	$1,290,000	(142,810)
Morgan Stanley & Co. Intl. Ltd.	Republic of the Philippines 10.625% 3/16/2025	Buy	(4.85)%	9/20/15	$220,000	8,950
UBS AG	Republic of Indonesia 6.75% due 3/10/2014	Sell	2.30%	9/20/11	$275,000	—
						$(78,794)

Oppenheimer Strategic Income Portfolio Total Return Swap Agreements Outstanding on June 30, 2006:

Type	Termination Date	Notional Principal Amount		Unrealized Appreciation (Depreciation)
Receive floating rate based on Lehman Brothers CMBS AAA 8.5+ Index spread Pay floating rate based on Lehman Brothers CMBS AAA 8.5+ Index Counterparty: Lehman Brothers Special Financing Inc.	12/1/06	680,000	USD	$1,388
Receive floating rate based on CMBS Index Spread plus .15% and Pay (or receive) a floating amount based on the Bond Index Spread Differential and the Lehman Brothers Index Counterparty: Deutsche Bank AG	12/1/06	610,000	USD	1,245
				$2,633

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Investment Type Allocation

as of June 30, 2006

(as a percent of net assets)

Positions in Purchased Options: 0.0%

	# of Contracts	Notional Amount		Value in $
American Style Put Option CME Eurodollar Future Strike @ 91.75*Exp 12/18/2006	123			0
American Style Put Option CME Eurodollar Future Strike @ 91.25*Exp 06/18/2007	575			0
American Style Call Option CBOT US Treasury Bond Future 9/06 Strike @ 108*Exp 08/25/2006	45			26,719
American Style Put Option CBOT US Treasury Bond Future 9/06 Strike @ 103*Exp 08/25/2006	45			8,438
European Style Put Swaption OTC 3 Month Libor - Fund Receives Floating Strike @ 6.25%*Exp 04/27/2009		USD	500,000	21,228
European Style Call Swaption OTC 3 Month Libor - Fund Pays Floating Strike @ 5.75%*Exp 04/27/2009		USD	500,000	29,112
European Style Call Swaption OTC 3 Month Libor - Fund Pays Floating Strike @ 5.08%*Exp 04/19/2007		USD	12,000,000	17,352
European Style Call Swaption OTC 3 Month Libor - Fund Pays Floating Strike @ 4.50%*Exp 10/04/2006		USD	2,300,000	0
European Style Call Swaption OTC 3 Month Libor - Fund Pays Floating Strike @ 4.50%*Exp 10/04/2006		USD	4,200,000	0
European Style Call Swaption OTC 3 Month Libor - Fund Pays Floating Strike @ 4.50%*Exp 10/18/2006		USD	9,500,000	10
European Style Call Swaption OTC 3 Month Libor - Fund Pays Floating Strike @ 5.25%*Exp 06/07/2007		USD	19,000,000	$52,155
European Style Call Swaption OTC 3 Month Libor - Fund Pays Floating Strike @ 4.75%*Exp 08/08/2006		USD	12,800,000	0
European Style Call Swaption OTC 3 Month Libor - Fund Pays Floating Strike @ 5.13%*Exp 10/25/2006		USD	5,200,000	1,560
European Style Call Swaption OTC 3 Month Libor - Fund Pays Floating Strike @ 4.73%*Exp 02/01/2007		USD	10,700,000	2,001
European Style Call Option OTC* Foreign Exchange Option JPY/NZD Strike @ 73.50*Exp 04/16/2007		NZD	1,500,000	6,526
Total Options Purchased:
(Cost $452,122)				$165,101

*                                         Right to buy NZD at strike 73.50 JPY/NZD

Principal Amount			Value
CORPORATE BONDS/NOTES: 2.9%
		Agriculture: 0.1%
$300,000	#,C	Reynolds American, Inc., 7.625%, due 06/01/16	$294,750
			294,750
		Auto Manufacturers: 0.2%
500,000	@@	DaimlerChrysler NA Holding Corp., 5.486%, due 03/07/07	500,186
			500,186
		Banks: 1.4%
3,200,000		Countrywide Bank NA, 5.379%, due 10/18/06	3,200,134
1,500,000	@@,#	Santander US Debt SA Unipersonal, 5.220%, due 02/06/09	1,501,241
			4,701,375
		Diversified Financial Services: 0.4%
150,000	S	CIT Group, Inc., 7.750%, due 04/02/12	162,794
100,000	S	Citigroup, Inc., 5.625%, due 08/27/12	98,929
500,000	S	Ford Motor Credit Co., 7.375%, due 02/01/11	448,127
600,000		Ford Motor Credit Co., 7.875%, due 06/15/10	553,948
100,000	C	Morgan Stanley, 5.300%, due 03/01/13	96,859
			1,360,657
		Electric: 0.3%
300,000	C,S	Columbus Southern Power Co., 6.600%, due 03/01/33	300,941
100,000	C,S	Entergy Gulf States, Inc., 3.600%, due 06/01/08	95,577
700,000	C	NRG Energy, Inc., 7.375%, due 02/01/16	684,250
			1,080,768

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Healthcare-Services: 0.1%
$340,000	C	HCA, Inc., 5.250%, due 11/06/08	$332,738
			332,738
		Oil & Gas: 0.1%
100,000	@@	Pemex Project Funding Master Trust, 7.375%, due 12/15/14	103,450
200,000	@@	Pemex Project Funding Master Trust, 8.625%, due 02/01/22	224,100
100,000	@@	Pemex Project Funding Master Trust, 9.250%, due 03/30/18	116,250
			443,800
		Pipelines: 0.1%
200,000	C,L	El Paso Corp., 7.750%, due 01/15/32	195,750
300,000	#,S	Williams Cos, Inc., 6.375%, due 10/01/10	294,000
			489,750
		Telecommunications: 0.2%
24,000	C,L,S	AT&T Corp., 7.300%, due 11/15/11	25,505
30,000	C,S	AT&T Wireless Services, Inc., 7.875%, due 03/01/11	32,345
200,000	C	Qwest Corp., 8.875%, due 03/15/12	212,000
400,000	C,S	SBC Communications, Inc., 4.125%, due 09/15/09	380,301
			650,151
		Total Corporate Bonds/Notes (Cost $9,853,944)	9,854,175

U.S. GOVERNMENT AGENCY OBLIGATIONS: 59.7%
		Federal Home Loan Mortgage Corporation: 10.2%
365,092	C,S	2.750%, due 02/15/12	363,565
1,900,000	C	3.000%, due 05/15/22	1,819,404
218,104	C,S	3.500%, due 03/15/10	217,708
1,895,183	C,S	3.500%, due 05/15/22	1,855,713
2,200,000	C,S	3.500%, due 11/15/22	2,119,065
42,488	C	3.500%, due 07/15/32	39,612
4,509,786	C	4.000%, due 06/15/22	4,427,883
2,800,000	C	4.500%, due 11/15/13	2,749,895
106,526	C	5.000%, due 09/15/16	105,424
5,507,974	C	5.000%, due 12/15/23	5,442,185
4,000,883	C	5.000%, due 01/15/24	3,964,021
2,600,000	C,S	5.000%, due 07/15/24	2,566,984
494,452		5.000%, due 08/01/35	462,283
956,377		5.000%, due 09/01/35	894,155
903,031	C	5.211%, due 10/25/44	909,264
30,626		5.500%, due 08/01/07	30,616
221,089		5.500%, due 03/01/23	215,329
473,302		5.500%, due 05/01/23	460,972
39,097		5.500%, due 08/15/30	38,943
1,000,000	W	5.500%, due 07/15/34	960,625
466,389		5.500%, due 05/01/35	448,400
2,536,875	S	5.500%, due 05/01/35	2,439,024
32,313	C	5.599%, due 05/15/29	32,385
106,008		5.709%, due 04/01/32	107,861
$9,469		6.000%, due 10/01/17	$9,491
43,935		6.000%, due 02/01/22	43,795
963,132	S	6.000%, due 03/01/23	959,404
683,889	C	6.375%, due 03/25/24	714,971
			34,398,977
		Federal National Mortgage Association: 49.5%
5,583,238		3.852%, due 10/01/33	5,432,386
432,823	S	4.000%, due 08/25/09	430,871
3,064,475		4.192%, due 11/01/34	3,004,452
2,051,157		4.420%, due 02/01/35	2,016,723
1,059,074	S	4.993%, due 09/01/34	1,033,357
134,797		5.000%, due 05/01/18	130,156
929,856		5.000%, due 11/01/18	897,839
497,436		5.000%, due 02/01/19	479,978
89,132		5.000%, due 08/01/19	86,004
471,213		5.000%, due 10/01/19	454,675
12,544,355		5.000%, due 08/01/20	12,089,145
3,955,646		5.000%, due 09/01/20	3,812,103
13,500,000	W	5.000%, due 07/18/21	13,002,188
5,198,616		5.000%, due 06/25/27	5,122,019
729,307		5.000%, due 08/01/35	682,403
438,985		5.088%, due 10/01/44	437,356
641,634		5.088%, due 10/01/44	642,803
186,544	S	5.250%, due 11/28/35	186,644
3,900,000	S	5.312%, due 09/22/06	3,899,633
350,866		5.443%, due 03/25/34	351,328
138,606		5.500%, due 03/01/16	136,354
281,344		5.500%, due 06/01/23	274,002
748,926		5.500%, due 02/01/24	729,382
98,675		5.500%, due 05/01/33	95,222
40,530		5.500%, due 07/01/33	39,112
790,874	S	5.500%, due 11/01/33	763,204
294,963		5.500%, due 11/01/33	284,643
196,800		5.500%, due 12/01/33	189,914
473,844		5.500%, due 04/01/34	457,266
55,500,000	W	5.500%, due 07/15/34	53,314,688
91,753		5.500%, due 10/01/34	88,392
797,117	S	5.500%, due 11/01/34	767,915
299,458		5.500%, due 12/01/34	288,488
817,387	S	5.500%, due 12/01/34	787,442
442,284		5.500%, due 01/01/35	426,080
891,525	S	5.500%, due 01/01/35	858,864
8,417,558	S	5.500%, due 02/01/35	8,109,179
13,165,060		5.500%, due 02/01/35	12,682,757
30,780		5.500%, due 04/01/35	29,595
109,477		5.500%, due 04/01/35	105,260
33,039		5.500%, due 04/01/35	31,767
815,061		5.500%, due 05/01/35	783,669
49,439		5.500%, due 05/01/35	47,535
2,831,466	S	5.500%, due 05/01/35	2,722,412
781,507		5.500%, due 06/01/35	751,407
758,736		5.500%, due 06/01/35	729,513
733,544		5.500%, due 07/01/35	705,291
667,945		5.500%, due 07/01/35	642,219
45,534		5.500%, due 08/01/35	43,781
2,303,099		5.500%, due 08/01/35	2,214,395
2,886,718		5.500%, due 08/01/35	2,775,535
474,193		5.500%, due 08/01/35	455,929
455,178	S	5.500%, due 09/01/35	437,647
7,155,214		5.500%, due 09/01/35	6,879,630
207,325		5.500%, due 10/01/35	199,340
870,032		5.500%, due 12/01/35	836,522
199,355		5.500%, due 03/01/36	191,551

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
$99,255		5.500%, due 04/01/36	$95,369
230,959		5.648%, due 04/01/32	229,656
27,981		5.716%, due 02/01/20	28,551
170,674		5.721%, due 12/01/36	169,838
29,972		5.996%, due 09/01/31	30,607
88,391		6.000%, due 04/01/17	88,757
410,898		6.000%, due 06/01/17	412,597
66,178		6.000%, due 01/01/18	66,451
44,407		6.000%, due 12/01/18	44,289
520,040		6.000%, due 04/01/22	518,199
1,122,758	S	6.000%, due 06/01/22	1,118,784
216,591	S	6.000%, due 01/01/23	215,825
2,505,445		6.202%, due 02/01/33	2,509,457
166,131		6.500%, due 03/01/17	168,592
40,203		6.500%, due 07/01/29	40,625
214,376		6.844%, due 04/25/24	222,991
4,831,589		7.500%, due 08/25/35	4,991,896
			166,020,449
		Government National Mortgage Association: 0.0%
56,218	C	5.608%, due 03/16/32	56,669
			56,669
		Total U.S. Government Agency Obligations (Cost $203,926,841)	200,476,095

U.S. TREASURY OBLIGATION: 3.8%
		Treasury Inflation Protected Securities: 0.4%
1,400,000	S	1.875%, due 07/15/13	1,476,016
			1,476,016
		U.S. Treasury Bond: 3.4%
1,700,000	S	6.250%, due 08/15/23	1,875,447
5,900,000	L	6.625%, due 02/15/27	6,871,659
300,000	L	7.250%, due 08/15/22	362,039
1,700,000	S	8.875%, due 08/15/17	2,218,900
			11,328,045
		Total U.S. Treasury Obigations (Cost $13,168,954)	12,804,061

ASSET-BACKED SECURITIES: 1.4%
224,237	#,C,S	AAA Trust, 5.181%, due 11/26/35	224,564
832,530	C	ACE Securities Corp., 5.433%, due 10/25/35	833,209
759,971	C	Argent Securities, Inc., 5.423%, due 11/25/35	760,570
1,700,000	C	Countrywide Asset-Backed Certificates, 5.160%, due 12/28/49	1,702,131
259,148	C	Countrywide Asset-Backed Certificates, 5.403%, due 07/30/35	259,288
317,338	C	New Century Home Equity Loan Trust, 5.413%, due 07/25/35	317,517
253,274	C	New Century Home Equity Loan Trust, 5.433%, due 09/25/35	253,458
$107,128	#,C,S	Quest Trust, 5.883%, due 06/25/34	$107,533
54,511	C,S	Residential Asset Mortgage Products, Inc., 5.663%, due 11/25/33	54,544
12,823	C,S	Structured Asset Securities Corp., 5.823%, due 05/25/32	12,841
		Total Asset-Backed Securities (Cost $4,520,921)	4,525,655

		COLLATERALIZED MORTGAGE OBLIGATIONS: 9.5%
738,284	C	Adjustable Rate Mortgage Trust, 4.608%, due 05/25/35	720,988
1,020,790	C	American Home Mortgage Investment Trust, 4.390%, due 02/25/45	985,235
1,098,603	C,S	Banc of America Funding Corp., 4.114%, due 05/25/35	1,059,222
881,897	C	Banc of America Mortgage Securities, 3.994%, due 07/25/33	819,021
475,516	C	Banc of America Mortgage Securities, 5.000%, due 05/25/34	463,671
281,521	C,S	Banc of America Mortgage Securities, 5.773%, due 01/25/34	282,752
1,120,289	C	Bear Stearns Adjustable Rate Mortgage Trust, 4.750%, due 10/25/35	1,099,636
707,100	C,S	Bear Stearns Alt-A Trust, 5.409%, due 05/25/35	699,734
1,072,829	C	Citigroup Mortgage Loan Trust, Inc., 4.692%, due 08/25/35	1,042,253
1,248,049	C,S	Countrywide Alternative Loan Trust, 5.477%, due 09/30/35	1,250,619
1,061,792	C	Countrywide Alternative Loan Trust, 5.477%, due 09/30/35	1,063,847
103,699	C,S	Countrywide Home Loan Mortgage Pass Through Trust, 5.603%, due 08/25/34	103,859
557,590	C,S	Countrywide Home Loan Mortgage Pass Through Trust, 5.643%, due 03/25/35	560,183
1,812,833	#,C,S	Countrywide Home Loan Mortgage Pass Through Trust, 5.663%, due 06/25/35	1,812,135
187,164	C,S	CS First Boston Mortgage Securities Corp., 5.750%, due 09/22/17	182,830
686,804	C	Downey Savings & Loan Association Mortgage Loan Trust, 6.102%, due 07/19/44	695,592
181,601		Fannie Mae, 3.500%, due 04/25/17	179,942
4,637,925	C	FHLMC Structured Pass Through Securities, 5.411%, due 07/25/44	4,624,416

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

	Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
$458,870		C	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	$451,677
	376,219	C	GSR Mortgage Loan Trust, 3.405%, due 06/25/34	370,550
	1,146,147	C	GSR Mortgage Loan Trust, 4.540%, due 09/25/35	1,115,793
	12,210	C	GSR Mortgage Loan Trust, 6.000%, due 03/25/32	11,913
	682,129	C	Harborview Mortgage Loan Trust, 5.472%, due 05/19/35	683,649
	1,700,000	C	Lehman XS Trust, 5.403%, due 07/25/46	1,702,665
	1,348,396	C,S	RAAC Series, 5.000%, due 09/25/34	1,325,059
	236,212	C,S	Residential Accredit Loans, Inc., 5.723%, due 03/25/33	236,912
	291,494	C	Residential Asset Securitization Trust, 5.723%, due 05/25/33	292,745
	53,480	C,S	Residential Funding Mtg Sec I, 6.500%, due 03/25/32	53,257
	535,599	C,S	Sequoia Mortgage Trust, 5.728%, due 07/20/33	538,201
	85,146	C,S	Washington Mutual, Inc., 5.009%, due 02/27/34	84,069
	1,700,000	C	Washington Mutual, Inc., 5.259%, due 12/29/49	1,698,417
	112,281	C	Washington Mutual, Inc., 5.287%, due 08/25/42	112,243
	758,486	C,S	Washington Mutual, Inc., 5.593%, due 12/25/27	758,583
	530,603	C,S	Washington Mutual, Inc., 5.633%, due 01/25/45	533,460
	536,855	C,S	Washington Mutual, Inc., 5.643%, due 12/25/44	537,959
	1,785,055	C,S	Wells Fargo Mortgage Backed Securities Trust, 3.989%, due 12/25/34	1,731,665
	983,603	C,S	Wells Fargo Mortgage Backed Securities Trust, 4.362%, due 05/25/35	966,316
			Total Collateralized Mortgage Obligations: (Cost $2,054,263)	31,741,998

MUNICIPAL BONDS: 1.2%
			California: 0.3%
	100,000	C	Golden State Tobacco Securitization Corp., 6.250%, due 06/01/33	109,042
	300,000	C	Golden State Tobacco Securitization Corp., 6.750%, due 06/01/39	335,880
	450,000	C	Orange County Sanitation District, 6.340%, due 02/01/33	463,347
				908,269
			Louisiana: 0.0%
$100,000		C,S	Tobacco Settlement Financing Corp., 5.875%, due 05/15/39	$104,597
				104,597
			New York: 0.3%
	645,000	C	New York City Municipal Water Finance Authority, 6.320%, due 06/15/34	663,086
	300,000	C	New York City Municipal Water Finance Authority, 6.358%, due 06/15/38	308,622
				971,708
			Ohio: 0.0%
	100,000	C	Kettering City School District, 5.000%, due 12/01/30	102,104
				102,104
			Rhode Island: 0.1%
	200,000	C,S	Tobacco Settlement Financing Corp., 6.250%, due 06/01/42	209,202
				209,202
			Texas: 0.2%
	600,000	C	State of Texas, 4.750%, due 04/01/35	582,552
				582,552
			Wisconsin: 0.3%
	185,000	C	Badger TOB Asset Securitization Corp., 6.125%, due 06/01/27	196,124
	800,000	C,S	Badger TOB Asset Securitization Corp., 6.375%, due 06/01/32	853,616
				1,049,740
			Total Municipal Bonds (Cost $3,781,406)	3,928,172

OTHER BOND: 21.2%
			Foreign Government Bonds: 21.2%
EUR	2,110,000	@@	Belgium Treasury Bill, 2.740%, due 09/14/06	2,683,670
	738,000	@@,L	Brazilian Government International Bond, 8.000%, due 01/15/18	777,926
EUR	1,100,000	@@	Deutsche Bundesrepublik, 4.250%, due 01/04/14	1,429,730
EUR	600,000	@@	Deutsche Bundesrepublik, 4.250%, due 07/04/14	780,580
	600,000	@@,#	Export-Import Bank of China, 4.875%, due 07/21/15	557,005
EUR	4,000,000	@@	Finland Government Bond, 2.750%, due 07/04/06	5,116,271
EUR	2,400,000	@@	France Treasury Bill, 2.420%, due 07/13/06	3,067,104
EUR	5,000,000	@@	France Treasury Bill, 2.940%, due 09/28/06	6,349,782

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

	Principal Amount				Value
OTHER BOND: (continued)
EUR	370,000	@@	France Treasury Bill, 2.970%, due 10/12/06		$469,316
EUR	2,000,000	@@	German Treasury Bill, 2.450%, due 07/12/06		2,556,063
EUR	1,040,000	@@	German Treasury Bill, 2.640%, due 08/16/06		1,325,683
EUR	19,030,000	@@	German Treasury Bill, 2.910%, due 10/18/06		24,131,003
EUR	9,200,000	@@	German Treasury Bill, 3.060%, due 12/13/06		11,607,229
	400,000	@@,#	Hong Kong Government Bond, 5.125%, due 08/01/14		383,051
	150,000	@@	Mexico Government Bond, 8.125%, due 12/30/19		169,875
	300,000	@@	Mexico Government Bond, 8.300%, due 08/15/31		347,250
	250,000	@@,L	Panama Government Bond, 8.875%, due 09/30/27		284,375
	84,000	@@	Panama Government Bond, 9.625%, due 02/08/11		93,660
	32,000	@@	Panama Government International Bond, 6.700%, due 01/26/36		29,440
	100,000	@@,L	Peru Government Bond, 9.125%, due 01/15/08		104,500
	53,334	@@	Russia Government Bond, 8.250%, due 03/31/10		55,526
	75,000	@@	South Africa Government Bond, 9.125%, due 05/19/09		80,625
EUR	6,800,000	@@	Spain Letras del Tesoro, 2.980%, due 12/22/06		8,575,777
	78,409	@@	Ukraine Government Bond, 11.000%, due 03/15/07		80,056
					71,055,497
			Total Other Bonds (Cost $69,631,025)		71,055,497
			Total Long-Term Investments (Cost $337,389,476)		334,550,754

SHORT-TERM INVESTMENTS: 19.6%
			Commercial Paper: 17.3%
	1,300,000		Bank of Ireland, 5.150%, due 08/17/06		1,291,131
	8,700,000		BNP Paribas, 5.270%, due 08/28/06		8,625,529
	800,000		Cox Communications, 5.449%, due 07/17/06		798,007
	3,300,000		Danske Bank, 5.280%, due 07/17/06		3,291,772
	2,700,000		Dexia Delaware LLC, 4.990%, due 07/25/06		2,690,683
	3,800,000		Dexia Delaware LLC, 5.070%, due 08/07/06		3,779,760
	700,000		Dexia Delaware LLC, 5.280%, due 07/05/06		699,487
	5,500,000		Den Norske Bank, 4.920%, due 07/20/06		5,485,015
	1,600,000		General Electric Capital Corp., 5.030%, due 08/16/06		1,589,558
	2,300,000		SKANDI, 4.780%, due 07/26/06		2,292,089
$3,000,000			Societe Generale, 4.960%, due 07/11/06		$2,995,456
	5,000,000		Societe Generale, 5.260%, due 08/22/06		4,961,597
	2,100,000		Societe Generale, 5.270%, due 08/08/06		2,088,068
	2,500,000		SVENSKA, 4.860%, due 07/06/06		2,497,979
	3,000,000		UBS AG, 5.230%, due 08/21/06		2,977,521
	2,000,000		UBS AG, 5.260%, due 08/22/06		1,984,639
	4,200,000		Westpac, 4.890%, due 07/20/06		4,188,625
	1,700,000		Westpac, 4.970%, due 07/24/06		1,694,381
	4,100,000		Westpac, 5.110%, due 09/01/06		4,063,633
			Total Commercial Paper (Cost $58,009,549)		57,994,930
			Corporate Discount Note: 0.3%
	1,100,000		Calyon North America, 5.100%, due 08/03/06		1,094,726
			Total Corporate Discount Note (Cost $1,094,726)		1,094,726
			U.S. Treasury Bill: 0.5%
	1,745,000	L	4.590%, due 09/14/06		1,728,266
			Total U.S. Treasury Bill (Cost $1,727,542)		1,728,266
			Securities Lending Collateralcc: 1.5%
	5,018,990		The Bank of New York Institutional Cash Reserves Fund		5,018,990
			Total Securities Lending Collateral (Cost $5,018,990)		5,018,990
			Total Short-Term Investments (Cost $65,850,807)		65,836,912
			Total Investments in Securities (Cost $403,240,283)*	119.3%	$400,387,666
			Other Assets and Liabilities-Net	(19.3)	(64,832,273)
			Net Assets	100.0%	$335,555,393

@@	Foreign Issuer
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security.
S	Segregated securities for futures, written options, swaps, swaptions, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $401,898,559.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$1,976,936
	Gross Unrealized Depreciation	(4,543,860)
	Net Unrealized Depreciation	$(2,566,924)

Information concerning open futures contracts at June 30, 2006 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)
U.S. 10-Year Treasury Note Future	281	$29,465,486	09/20/06	$(181,694)
U.S. 5-Year Treasury Note Future	59	6,100,969	09/29/06	(7,375)
U.S. Long Bond Future	34	3,626,312	09/20/06	(6,677)
90 Day Eurodollar Future	214	50,584,250	03/17/08	(50,226)
90 Day Eurodollar Future	337	$79,536,213	12/18/06	$(585,640)
90 Day Eurodollar Future	214	50,581,575	12/17/07	(58,251)
90 Day Eurodollar Future	214	$50,573,550	09/17/07	$(70,066)
EURO-BOBL FUT SEP06	6	837,343	09/07/06	(4,400)
FIN FUT EUR-BUND SEP06	63	9,292,506	09/07/06	(94,875)
Eurodollar Future	222	52,414,200	03/19/07	(110,991)
Eurodollar Future	214	50,552,150	06/18/07	(88,474)
		$383,564,554		$(1,258,668)

The following short positions were held by the ING PIMCO Total Return Portfolio at June 30, 2006:

Principal Amount	Descriptions	Market Value
$(600,000)	Federal National Mortgage Association, 5.000%, due 07/15/34	$(561,000)
	Total Short Positions (Proceeds $566,625)	$(561,000)

Written Options Outstanding on June 30, 2006

Description/Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium Net of Commissions	Value
Call - US 10-Year Treasury Note Future 9/06	106	8/25/06	76	$44,878	$(20,188)
Put - US 10-Year Treasury Note Future 9/06	103	8/25/06	76	25,877	(10,688)
				70,755	$(30,876)

Description/Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium Net of Commissions	Value
Call - OTC Interst Rate Swap	Merrill Lynch Capital Services, Inc.	4.780	%*	8/8/06	$5,500,000	$51,837	$(0)
Call - OTC Interst Rate Swap	JPMorgan Chase Bank, N.A.	4.560	%*	10/18/06	4,100,000	40,897	(21)
Call - OTC Interst Rate Swap	Citibank N.A., New York	4.540	%*	10/4/06	900,000	10,659	(1)
Call - OTC Interst Rate Swap	Citibank N.A., New York	4.540	%*	10/4/06	900,000	10,423	(1)
Call - OTC Interst Rate Swap	Merrill Lynch Capital Services, Inc.	4.540	%*	10/4/06	1,000,000	11,935	(1)
Call - OTC Interst Rate Swap	Royal Bank of Scotland PLC	5.220	%*	4/19/07	5,200,000	41,087	(22,693)
Call - OTC Interst Rate Swap	Royal Bank of Scotland PLC	5.340	%*	6/7/07	8,000,000	81,360	(54,824)
Call - OTC Interst Rate Swap	Wachovia Bank, N.A.	5.210	%*	10/25/06	2,200,000	8,609	(2,409)
Call - OTC Interst Rate Swap	Wachovia Bank, N.A.	4.780	%*	2/1/07	4,600,000	37,720	(2,341)
						$294,527	$(82,291)

*                                         The Fund will receive a floating rate based on 3-month USD-LIBOR

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

At June 30, 2006, the following forward foreign currency contracts were outstanding for the ING PIMCO Total Return Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Chilean Peso CLP 4,500,000	Buy	07/31/06	USD 8,517	8,344	$(173)
Chilean Peso CLP 41,000,000	Buy	08/17/06	USD 76,880	76,015	(865)
Chilean Peso CLP 2,250,000	Buy	09/29/06	USD 4,135	4,170	35
Chilean Peso CLP 2,250,000	Buy	09/29/06	USD 4,146	4,170	24
Chinese Yuan CNY 3,155,658	Buy	05/09/07	USD 411,000	402,133	(8,867)
Chinese Yuan CNY 10,020,573	Buy	05/09/07	USD 1,305,000	1,276,945	(28,055)
Chinese Yuan CNY 10,372,978	Buy	05/09/07	USD 1,351,000	1,321,853	(29,147)
Chinese Yuan CNY 6,892,000	Buy	05/09/07	USD 896,929	878,264	(18,665)
Chinese Yuan CNY 4,132,000	Buy	05/09/07	USD 538,126	526,551	(11,575)
Chinese Yuan CNY 1,750,000	Buy	05/09/07	USD 228,132	223,007	(5,125)
Chinese Yuan CNY 2,229,000	Buy	05/09/07	USD 290,348	284,047	(6,301)
Euro EUR 1,000,000	Buy	07/31/06	USD 1,253,598	1,281,986	28,388
British Pound Sterling GBP 92,000	Buy	07/27/06	USD 169,592	170,233	641
Indian Rupee INR 2,323,000	Buy	09/20/06	USD 51,451	50,353	(1,098)
Japanese Yen JPY 193,606,000	Buy	08/15/06	USD 1,766,091	1,703,427	(62,664)
Japanese Yen JPY 132,894,678	Buy	08/15/06	USD 1,171,952	1,169,263	(2,689)
Japanese Yen JPY 52,430,407	Buy	08/15/06	USD 463,048	461,305	(1,743)
Japanese Yen JPY 567,127,000	Buy	08/15/06	USD 5,018,001	4,989,821	(28,180)
South Korean Won KRW 140,700,000	Buy	07/26/06	USD 143,718	148,433	4,715
South Korean Won KRW 28,157,000	Buy	08/24/06	USD 29,196	29,731	535
South Korean Won KRW 35,629,000	Buy	09/21/06	USD 36,731	37,660	929
South Korean Won KRW 140,700,000	Buy	09/26/06	USD 147,145	148,747	1,602
Mexican Peso MXN 720,000	Buy	08/31/06	USD 67,726	63,273	(4,453)
Mexican Peso MXN 338,000	Buy	09/20/06	USD 31,420	29,669	(1,751)
Peruvian Neuvos Soles PEN 120,000	Buy	09/13/06	USD 35,939	36,722	783
Polish Zloty PLN 96,000	Buy	09/29/06	USD 30,000	30,314	314
Polish Zloty PLN 39,257	Buy	11/24/06	USD 12,738	12,420	(318)
Polish Zloty PLN 53,743	Buy	11/24/06	USD 17,448	17,004	$(444)
Russian Ruble RUR 1,833,000	Buy	07/31/06	USD 65,448	68,349	2,901
Russian Ruble RUR 685,000	Buy	08/07/06	USD 24,325	25,550	1,225
Russian Ruble RUR 918,000	Buy	09/22/06	USD 33,177	34,253	1,076
Russian Ruble RUR 916,500	Buy	09/29/06	USD 33,892	34,192	300
Russian Ruble RUR 916,500	Buy	09/29/06	USD 33,882	34,192	310
Singapore Dollar SGD 109,000	Buy	07/26/06	USD 67,576	68,951	1,375
Singapore Dollar SGD 42,000	Buy	08/24/06	USD 25,953	26,604	651
Singapore Dollar SGD 52,000	Buy	09/21/06	USD 32,284	32,983	699
Singapore Dollar SGD 109,000	Buy	09/26/06	USD 68,467	69,153	686
Slovakian Koruna SKK 1,818,000	Buy	09/05/06	USD 58,902	60,592	1,690
Slovakian Koruna SKK 1,140,000	Buy	09/29/06	USD 37,134	38,007	873
Taiwanese Dollar TWD 804,000	Buy	08/24/06	USD 25,307	25,000	(307)
Taiwanese Dollar TWD 1,000,000	Buy	09/21/06	USD 31,539	31,248	(291)
					$(162,959)
Peruvian Neuvos Soles PEN 120,000	Sell	09/13/06	USD 35,398	36,722	(1,324)
Euro EUR 3,154,000	Sell	07/31/06	USD 3,912,805	4,043,385	(130,580)
Euro EUR 12,837,000	Sell	07/31/06	USD 16,370,795	16,456,857	(86,062)
Japanese Yen JPY 65,265,000	Sell	08/15/06	USD 595,571	574,229	21,342
Euro EUR 6,630,000	Sell	07/31/06	USD 8,525,683	8,499,569	26,115
Chilean Peso CLP 2,250,000	Sell	07/31/06	USD 4,136	4,172	(36)
Chilean Peso CLP 2,250,000	Sell	07/31/06	USD 4,147	4,172	(25)
Russian Ruble RUR 916,500	Sell	07/21/06	USD 33,869	34,159	(290)
Russian Ruble RUR 916,500	Sell	07/31/06	USD 33,869	34,175	(306)
Singapore Dollar SGD 109,000	Sell	07/26/06	USD 68,251	68,951	(700)
South Korean Won KRW 140,700,000	Sell	07/26/06	USD 146,838	148,433	(1,595)
Euro EUR 7,375,000	Sell	07/20/06	USD 9,301,992	9,447,024	(145,032)
Euro EUR 23,359,000	Sell	09/29/06	USD 29,635,283	30,061,831	(426,549)
					$(745,042)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

ING PIMCO Total Return Portfolio Forward Volatility Option Outstanding on June 30, 2006:

Description		Notional Amount	Unrealized Appreciation/ (Depreciation)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Euro Strike and premium determined on 9/25/06, based upon implied volatility parameter of 9.175%. Counterparty: Morgan Stanley Exp. 9/25/07	EUR	7,000,000	$(14,273)
			$(14,273)

ING PIMCO Total Return Portfolio Interest Rate Swap Agreements Outstanding on June 30, 2006:

	Termination Date	Notional Principal Amount	Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Goldman Sachs Capital Markets, L.P.	12/15/07	900,000 USD	$ (20,368)
Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4.00% Counterparty: JPMorgan Chase Bank, N.A.	12/15/14	3,200,000 EUR	176,142
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Barclays Bank PLC	12/15/35	400,000 GBP	28,968
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Deutsche Bank AG	12/15/35	5,100,000 USD	(203,839)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Deutsche Bank AG	12/15/35	2,600,000 USD	(105,478)
Receive a floating rate based on 6-Month JPY-LIBOR and pay a fixed rate equal to 2.00% Counterparty: Morgan Stanley Capital Services Inc.	12/20/13	1,000,000 JPY	179
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Deutsche Bank AG	12/15/35	1,200,000 GBP	70,738
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets, L.P.	9/15/15	900,000 GBP	(9,530)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Deutsche Bank AG	9/15/15	900,000 GBP	(10,897)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Goldman Sachs Capital Markets, L.P.	12/20/16	6,600,000 USD	81,609
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Lehman Brothers Special Financing Inc.	12/20/16	400,000 USD	$ 4,946
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Barclays Bank PLC	12/20/16	3,000,000 USD	36,825
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Lehman Brothers Special Financing Inc.	12/20/11	3,400,000 USD	(30,374)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Barclays Bank PLC	12/20/11	2,600,000 USD	(22,551)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Deutsche Bank AG	12/20/11	6,500,000 USD	(58,069)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Royal Bank of Scotland PLC	12/20/11	6,900,000 USD	(60,538)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Deutsche Bank AG	12/20/13	12,500,000 USD	(148,467)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Morgan Stanley Capital Services Inc.	12/20/36	1,100,000 USD	(10,013)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Citibank N.A., New York	12/20/36	1,100,000 USD	(10,002)
Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4.00% Counterparty: Merrill Lynch Capital Services, Inc.	12/15/14	9,200,000 EUR	677,682
Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4.00% Counterparty: Barclays Bank PLC	12/15/14	3,400,000 EUR	17,863
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.25% Counterparty: Goldman Sachs Capital Markets, L.P.	6/12/36	600,000 GBP	(92)
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Deutsche Bank AG	12/15/35	1,700,000 GBP	2,525
			$ 407,259

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

ING PIMCO Total Return Portfolio Credit Default Swap Agreements Outstanding on June 30, 2006:

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch International	Russian Federation 5.000% due 3/31/2030	Sell	0.61%	3/20/07	$400,000.00	$560
Goldman Sachs International	Russian Federation 5.000% due 3/31/2030	Sell	0.70%	3/20/07	$500,000.00	1,020
HSBC Bank USA	General Motors Corporation 7.125% due 7/15/2013	Sell	4.48%	6/20/07	$500,000.00	(5,084)
Lehman Special Financing, Inc.	General Motors Acceptance Corporation 6.650% due 1/15/2011	Sell	3.55%	6/20/07	$500,000.00	7,256
HSBC Bank USA	Ford Motor Credit Company 7.000% due 10/01/2013	Sell	2.68%	6/20/07	$500,000.00	(52)
Morgan Stanley Capital Services Inc.	Dow Jones CDX.EM.3	Sell	2.10%	6/20/10	$900,000.00	52,753
JPMorgan Chase Bank, N.A.	Russian Federation 2.250% due 3/31/2030	Sell	0.77%	5/20/07	$200,000.00	609
Morgan Stanley Capital Services Inc.	General Motors Acceptance Corporation 6.875% due 8/28/2012	Sell	1.70%	9/20/06	$500,000.00	414
Lehman Brothers Special Financing Inc.	Republic of Turkey 11.875% due 1/15/2030	Buy	(2.26)%	9/20/10	$300,000.00	5,776
Morgan Stanley Capital Services Inc.	Republic of Turkey 11.875% due 1/15/2030	Buy	(2.20)%	10/20/10	$100,000.00	2,332
Lehman Brothers Special Financing Inc.	Republic of Turkey 11.875% due 1/15/2030	Buy	(2.11)%	10/20/10	$100,000.00	2,657
Goldman Sachs International	ABX.HE.A.06-1	Buy	(0.54)%	7/25/45	$1,000,000.00	(1,654)
						$66,587

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Investment Type Allocation

As of June 30, 2006

(as a percent of net assets)

Shares			Value

COMMON STOCK: 7.6%
		Building Materials: 0.5%
8,700		Texas Industries, Inc.	$461,970
			461,970
		Chemicals: 0.4%
7,100		Air Products & Chemicals, Inc.	453,832
			453,832
		Electric: 0.2%
4,700	@	NRG Energy, Inc.	226,446
			226,446
		Electrical Components & Equipment: 0.5%
14,000	@	General Cable Corp.	490,000
			490,000
		Electronics: 0.3%
5,000		Amphenol Corp.	279,800
			279,800
		Gas: 1.2%
42,600		Southern Union Co.	1,152,756
4,500		WGL Holdings, Inc.	130,275
			1,283,031
		Healthcare-Products: 0.1%
2,600		Beckman Coulter, Inc.	144,430
			144,430
		Mining: 0.3%
10,300	@@	Barrick Gold Corp.	$304,880
			304,880
		Miscellaneous Manufacturing: 0.1%
2,500		ITT Industries, Inc.	123,750
			123,750
		Oil & Gas: 0.6%
6,960		Pogo Producing Co.	320,856
3,400		Tesoro Petroleum Corp.	252,824
			573,680
		Pipelines: 1.7%
10,000		Kinder Morgan, Inc.	998,900
9,800		Questar Corp.	788,802
			1,787,702
		Real Estate: 0.5%
11,200		Forest City Enterprises, Inc.	558,992
			558,992
		Real Estate Investment Trust: 1.2%
6,100		Equity Office Properties Trust	222,711
4,200		General Growth Properties, Inc.	189,252
11,200		Liberty Property Trust	495,040
4,500		Mack-Cali Realty Corp.	206,640
3,000		Saul Centers, Inc.	122,340
			1,235,983
		Total Common Stock (Cost $7,650,985)	7,924,496

PREFERRED STOCK: 1.3%
		Mining: 0.8%
675		Freeport-McMoRan Copper & Gold, Inc.	845,859
			845,859
		Savings & Loans: 0.5%
10,000		Sovereign Capital Trust	455,000
			455,000
		Total Preferred Stock (Cost $1,278,756)	1,300,859

Principal Amount			Value

CONVERTIBLE BONDS: 10.3%
		Advertising: 2.3%
$2,400,000	C	Interpublic Group of Cos., Inc., 4.500%, due 03/15/23	2,373,000
			2,373,000
		Aerospace/Defense: 2.4%
2,500,000	C	EDO Corp., 4.000%, due 11/15/25	2,446,875
			2,446,875
		Chemicals: 0.7%
375,000	C	Millennium Chemicals, Inc., 4.000%, due 11/15/23	673,594
			673,594

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Electronics: 0.9%
$1,000,000	C	SCI Systems, Inc., 3.000%, due 03/15/07	$972,500
			972,500
		Healthcare-Products: 0.3%
500,000	#,C	EPIX Pharmaceuticals, Inc., 3.000%, due 06/15/24	337,500
			337,500
		Miscellaneous Manufacturing: 1.2%
2,000,000	+,C	Roper Industries, Inc., 1.481%, due 01/15/34	1,225,000
			1,225,000
		Semiconductors: 2.5%
1,700,000	C	Brooks Automation, Inc., 4.750%, due 06/01/08	1,659,625
1,000,000	C	Veeco Instruments, Inc., 4.125%, due 12/21/08	977,500
			2,637,125
		Total Convertible Bonds (Cost $10,885,594)	10,665,594

CORPORATE BONDS/NOTES: 64.2%
		Advertising: 0.3%
350,000	C	Interpublic Group of Cos., Inc., 7.250%, due 08/15/11	319,375
			319,375
		Aerospace/Defense: 6.0%
3,000,000	C	DRS Technologies, Inc., 6.875%, due 11/01/13	2,902,500
3,250,000	C	Esterline Technologies Corp., 7.750%, due 06/15/13	3,306,875
			6,209,375
		Biotechnology: 0.2%
250,000	C	Bio-Rad Laboratories, Inc., 6.125%, due 12/15/14	230,625
			230,625
		Building Materials: 2.4%
2,500,000	C	Texas Industries, Inc., 7.250%, due 07/15/13	2,487,500
			2,487,500
		Chemicals: 2.9%
550,000		Millennium America, Inc., 7.625%, due 11/15/26	467,500
1,500,000	@@,C	Nova Chemicals Corp., 6.500%, due 01/15/12	1,387,500
1,175,000	@@,C	Nova Chemicals Corp., 7.400%, due 04/01/09	1,172,063
			3,027,063
		Coal: 0.7%
750,000	#,C	Massey Energy Co., 6.875%, due 12/15/13	701,250
			701,250
		Distribution/Wholesale: 2.9%
$3,000,000	#,C	Wesco Distribution, Inc., 7.500%, due 10/15/17	$3,015,000
			3,015,000
		Electric: 7.2%
1,760,000	#,C	Allegheny Energy, Inc., 8.250%, due 04/15/12	1,878,800
2,000,000	C	CMS Energy Corp., 6.875%, due 12/15/15	1,910,000
750,000	C	CMS Energy Corp., 7.750%, due 08/01/10	765,000
3,000,000	C	NRG Energy, Inc., 7.250%, due 02/01/14	2,932,500
			7,486,300
		Electrical Components & Equipment: 3.3%
3,200,000	C	General Cable Corp., 9.500%, due 11/15/10	3,408,000
			3,408,000
		Electronics: 6.1%
525,000	C	Arrow Electronics, Inc., 6.875%, due 06/01/18	517,011
3,000,000	C	Fisher Scientific International, Inc., 6.750%, due 08/15/14	3,003,750
2,750,000	C	Itron, Inc., 7.750%, due 05/15/12	2,818,750
			6,339,511
		Forest Products & Paper: 3.2%
1,000,000	@@,C	Bowater Canada Finance, 7.950%, due 11/15/11	955,000
2,750,000	C	Bowater, Inc., 6.500%, due 06/15/13	2,406,250
			3,361,250
		Healthcare-Products: 0.7%
700,000	C	Inverness Medical Innovations, Inc., 8.750%, due 02/15/12	682,500
			682,500
		Household Products/Wares: 1.4%
1,550,000	C	Scotts Miracle-Gro Co., 6.625%, due 11/15/13	1,495,750
			1,495,750
		Machinery-Construction & Mining: 1.7%
1,650,000	C	JLG Industries, Inc., 8.375%, due 06/15/12	1,716,000
			1,716,000
		Machinery-Diversified: 5.1%
2,000,000	C	Gardner Denver, Inc., 8.000%, due 05/01/13	2,110,000
3,250,000	C	Manitowoc Co., 7.125%, due 11/01/13	3,201,250
			5,311,250
		Metal Fabricate/Hardware: 2.2%
2,500,000	C	Mueller Industries, Inc., 6.000%, due 11/01/14	2,312,500
			2,312,500

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount				Value
		Mining: 1.4%
$1,500,000	@@,#,C	Novelis, Inc., 7.250%, due 02/15/15		$1,447,500
				1,447,500
		Oil & Gas: 2.7%
250,000	C	Pogo Producing Co., 6.625%, due 03/15/15		232,188
250,000	#,C	Tesoro Corp., 6.250%, due 11/01/12 - Series 144A		238,750
200,000	C	Tesoro Corp., 6.250%, due 11/01/12		190,275
2,250,000	#,C	Tesoro Corp., 6.625%, due 11/01/15		2,143,125
				2,804,338
		Pharmaceuticals: 0.4%
425,000	C	Valeant Pharmaceuticals International, 7.000%, due 12/15/11		405,875
				405,875
		Pipelines: 1.8%
2,000,000	C	Holly Energy Partners LP, 6.250%, due 03/01/15		1,840,000
				1,840,000
		Real Estate: 3.0%
1,200,000	C	Forest City Enterprises, Inc., 6.500%, due 02/01/17		1,128,000
2,000,000	C	Forest City Enterprises, Inc., 7.625%, due 06/01/15		2,025,000
				3,153,000
		Real Estate Investment Trust: 3.7%
550,000	C	BF Saul Reit, 7.500%, due 03/01/14		561,000
300,000	C	Crescent Real Estate Equities LP, 9.250%, due 04/15/09		312,225
3,000,000	#,C	Rouse Co. LP/TRC Co-Issuer, Inc., 6.750%, due 05/01/13		2,936,715
				3,809,940
		Retail: 1.1%
650,000	C	Brown Shoe Co., Inc., 8.750%, due 05/01/12		671,125
475,000	C	PEP Boys-Manny Moe & Jack, 7.500%, due 12/15/14		415,625
				1,086,750
		Telecommunications: 3.8%
3,000,000	C	Anixter International, Inc., 5.950%, due 03/01/15		2,775,000
1,000,000		Corning, Inc., 8.875%, due 08/15/21		1,185,600
				3,960,600
		Total Corporate Bonds/Notes (Cost $67,946,873)		66,611,252
		Total Long-Term Investments (Cost $87,762,208)		86,502,201

SHORT TERM INVESTMENTS: 14.9%
		U.S. Government Agency Obligations: 14.9%
$15,510,000		Federal Home Loan Bank Discount Note, 4.700%, due 07/03/06		$15,503,925
		Total U.S. Government Agency Obligations (Cost $15,503,925)		15,503,925
		Total Short-Term Investments (Cost $15,503,925)		15,503,925
		Total Investments In Securities (Cost $103,266,133)*	98.3%	$102,006,126
		Other Assets and Liabilities-Net	1.7	1,719,059
		Net Assets	100.0%	$103,725,185

@	Non-income producing security
@@	Foreign Issuer
+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
*	Cost for federal income tax purposes is $103,265,559.

	Net unrealized depreciation consists of:

	Gross Unrealized Appreciation	$523,862
	Gross Unrealized Depreciation	(1,783,295)
	Net Unrealized Depreciation	$(1,259,433)

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE	PORTFOLIO OF INVESTMENTS
DIVERSIFIED MID CAP PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006

(as a percent of net assets)

Shares			Value

COMMON STOCK: 99.1%
		Advertising: 2.8%
248,200	@	Clear Channel Outdoor Holdings, Inc.	$5,202,272
105,200	@,L	Getty Images, Inc.	6,681,252
86,400		Harte-Hanks, Inc.	2,215,296
125,500	@,L	Lamar Advertising Co.	6,759,430
79,500		Omnicom Group	7,082,655
96,300	@@,L	WPP Group PLC ADR	5,805,927
			33,746,832
		Aerospace/Defense: 1.2%
159,600	@@,L	Empresa Brasileira de Aeronautica SA ADR	5,820,612
160,300		Rockwell Collins, Inc.	8,955,961
			14,776,573
		Agriculture: 0.4%
84,200	L	Delta & Pine Land Co.	2,475,480
23,700		Monsanto Co.	1,995,303
			4,470,783
		Airlines: 1.4%
379,800		Skywest, Inc.	9,419,040
456,400		Southwest Airlines Co.	7,471,268
			16,890,308
		Apparel: 0.5%
197,900	@	Coach, Inc.	5,917,210
			5,917,210
		Banks: 3.3%
31,800		City National Corp.	$2,069,862
50,500		East-West Bancorp, Inc.	1,914,455
53,100	L	First Horizon National Corp.	2,134,620
200,300	L	Investors Financial Services Corp.	8,993,470
104,300		Mellon Financial Corp.	3,591,049
108,500		Northern Trust Corp.	6,000,050
89,600		State Street Corp.	5,204,864
62,400	@,L	SVB Financial Group	2,836,704
195,300		Synovus Financial Corp.	5,230,134
104,400		UCBH Holdings, Inc.	1,726,776
			39,701,984
		Biotechnology: 3.4%
162,600	@,L	Celgene Corp.	7,712,118
56,500	@	Charles River Laboratories International, Inc.	2,079,200
301,300	@,@@,L	deCODE genetics, Inc.	1,865,047
40,300	@	Genzyme Corp.	2,460,315
62,600	@,L	Integra LifeSciences Holdings Corp.	2,429,506
37,800	@,L	Invitrogen Corp.	2,497,446
55,100	@,L	Martek Biosciences Corp.	1,595,145
141,000	@,L	Medimmune, Inc.	3,821,100
216,400	@	Millennium Pharmaceuticals, Inc.	2,157,508
40,700	@,L	Millipore Corp.	2,563,693
58,400	@	Myogen, Inc.	1,693,600
119,500	@,L	Nektar Therapeutics	2,191,630
86,400	@,L	PDL BioPharma, Inc.	1,590,624
177,600	@,@@,L	Qiagen NV	2,436,672
93,200	@,L	Vertex Pharmaceuticals, Inc.	3,421,372
			40,514,976
		Chemicals: 1.4%
170,000	L	Ecolab, Inc.	6,898,600
41,500		Praxair, Inc.	2,241,000
37,200	L	Sigma-Aldrich Corp.	2,702,208
84,600	@	Symyx Technologies	2,043,090
107,100		Valspar Corp.	2,828,511
			16,713,409
		Coal: 1.4%
140,000		Consol Energy, Inc.	6,540,800
229,100	L	Foundation Coal Holdings, Inc.	10,751,663
			17,292,463
		Commercial Services: 5.5%
36,300	@,L	Apollo Group, Inc.	1,875,621
48,500	@,L	Career Education Corp.	1,449,665
89,200	@,L	ChoicePoint, Inc.	3,725,884
66,100		Corporate Executive Board Co.	6,623,220
74,500	@,L	DeVry, Inc.	1,636,765
93,000		Equifax, Inc.	3,193,620
89,700	L	H&R Block, Inc.	2,140,242
191,500	@,L	Iron Mountain, Inc.	7,158,270
45,700		ITT Educational Services, Inc.	3,007,517
115,000	@	LECG Corp.	2,124,050
29,300		Manpower, Inc.	1,892,780
188,800		Moody’s Corp.	10,282,048
204,000		Paychex, Inc.	7,951,920
78,900	@@	Ritchie Bros Auctioneers, Inc.	4,195,902

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE	PORTFOLIO OF INVESTMENTS
DIVERSIFIED MID CAP PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Commercial Services (continued)
142,800	L	Robert Half International, Inc.	$5,997,600
86,900	@,L	Universal Technical Institute, Inc.	1,913,538
			65,168,642
		Computers: 1.7%
129,700	@	Cadence Design Systems, Inc.	2,224,355
120,700	@	Cognizant Technology Solutions Corp.	8,131,559
42,600	@,L	DST Systems, Inc.	2,534,700
68,200		Factset Research Systems, Inc.	3,225,860
98,100		Jack Henry & Associates, Inc.	1,928,646
88,800	@	Synopsys, Inc.	1,666,776
			19,711,896
		Cosmetics/Personal Care: 0.3%
100,100		Avon Products, Inc.	3,103,100
			3,103,100
		Distribution/Wholesale: 0.9%
38,000		CDW Corp.	2,076,700
61,500		Fastenal Co.	2,477,835
85,000		WW Grainger, Inc.	6,394,550
			10,949,085
		Diversified Financial Services: 4.8%
20,300	@,L	Affiliated Managers Group	1,763,867
25,800	L	Blackrock, Inc.	3,590,586
84,000	@,L	Cbot Holdings, Inc.	10,045,560
107,500		Charles Schwab Corp.	1,717,850
21,400		Chicago Mercantile Exchange	10,510,610
271,100	@	E*TRADE Financial Corp.	6,186,502
135,500	L	Eaton Vance Corp.	3,382,080
66,000		Federated Investors, Inc.	2,079,000
102,400		Janus Capital Group, Inc.	1,832,960
53,200	@@,L	Lazard Ltd.	2,149,280
46,500		Legg Mason, Inc.	4,627,680
52,100	L	Nuveen Investments, Inc.	2,242,905
70,000		OptionsXpress Holdings, Inc.	1,631,700
347,100		TD Ameritrade Holding Corp.	5,140,551
			56,901,131
		Electric: 0.6%
395,000	@	AES Corp.	7,287,750
			7,287,750
		Electrical Components & Equipment: 0.7%
124,500	L	American Power Conversion	2,426,505
122,300		Ametek, Inc.	5,794,574
			8,221,079
		Electronics: 2.6%
216,500	@,L	Cogent, Inc.	3,262,655
44,700	@,L	Cymer, Inc.	2,076,762
73,700	@	Dolby Laboratories, Inc.	1,717,210
90,100	@,L	Flir Systems, Inc.	1,987,606
23,600	@@,L	Garmin Ltd.	2,488,384
138,000		Gentex Corp.	1,932,000
103,200	@	II-VI, Inc.	1,888,560
117,400		Jabil Circuit, Inc.	$3,005,440
86,300		National Instruments Corp.	2,364,620
407,184		Symbol Technologies, Inc.	4,393,515
50,000	@	Thermo Electron Corp.	1,812,000
88,600	@	Waters Corp.	3,933,840
			30,862,592
		Energy-Alternate Sources: 0.2%
48,850	@	Aventine Renewable Energy Holdings, Inc.	1,900,265
13,850	@,L	VeraSun Energy Corp.	363,424
			2,263,689
		Engineering & Construction: 0.8%
105,900	L	Fluor Corp.	9,841,287
			9,841,287
		Entertainment: 1.0%
68,200	@,L	DreamWorks Animation SKG, Inc.	1,561,780
183,000	L	International Game Technology	6,943,020
114,750	@,L	Shuffle Master, Inc.	3,761,505
			12,266,305
		Environmental Control: 0.2%
45,000	@,L	Stericycle, Inc.	2,929,500
			2,929,500
		Food: 0.7%
68,300	L	Hershey Foods Corp.	3,761,281
73,300		McCormick & Co., Inc.	2,459,215
45,750		WM Wrigley Jr. Co.	2,075,220
			8,295,716
		Healthcare-Products: 5.3%
121,800	@,L	American Medical Systems Holdings, Inc.	2,027,970
48,400	@,L	Arthrocare Corp.	2,033,284
50,900	L	Becton Dickinson & Co.	3,111,517
148,100		Biomet, Inc.	4,634,049
71,900		CR Bard, Inc.	5,267,394
66,000		Dade Behring Holdings, Inc.	2,748,240
55,500		Dentsply International, Inc.	3,363,300
70,200	@	Edwards Lifesciences Corp.	3,189,186
50,100	@	Gen-Probe, Inc.	2,704,398
86,400	@,L	Henry Schein, Inc.	4,037,472
43,000	@	Hologic, Inc.	2,122,480
62,300	@,L	Kyphon, Inc.	2,389,828
68,200	@,L	Patterson Cos., Inc.	2,382,226
96,800	@	Resmed, Inc.	4,544,760
91,900	@	Respironics, Inc.	3,144,818
130,800		St. Jude Medical, Inc.	4,240,536
66,700	@,L	Techne Corp.	3,396,364
93,900	L	Varian Medical Systems, Inc.	4,446,165
40,200	@	Ventana Medical Systems	1,896,636
27,700	@,L	Zimmer Holdings, Inc.	1,571,144
			63,251,767
		Healthcare-Services: 3.7%
162,650	@	Coventry Health Care, Inc.	8,935,991
95,300	@,L	DaVita, Inc.	4,736,410
94,600	L	Health Management Associates, Inc.	1,864,566
48,000	@,L	Healthways, Inc.	2,526,720

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE	PORTFOLIO OF INVESTMENTS
DIVERSIFIED MID CAP PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Healthcare-Services (continued)
147,300	@	Humana, Inc.	$7,910,010
78,900	@,L	Laboratory Corp. of America Holdings	4,909,947
52,200	@,L	LifePoint Hospitals, Inc.	1,677,186
94,700	@,L	Lincare Holdings, Inc.	3,583,448
45,100	L	Manor Care, Inc.	2,116,092
96,800		Quest Diagnostics	5,800,256
			44,060,626
		Home Builders: 1.5%
45,900	L	Centex Corp.	2,308,770
41,000		KB Home	1,879,850
79,300	L	Lennar Corp.	3,518,541
37,000	@,L	Meritage Homes Corp.	1,748,250
68,200	L	Pulte Homes, Inc.	1,963,478
65,200		Thor Industries, Inc.	3,158,940
54,600	@,L	Toll Brothers, Inc.	1,396,122
65,600	L	Winnebago Industries	2,036,224
			18,010,175
		Home Furnishings: 0.4%
59,100	L	Harman International Industries, Inc.	5,045,367
			5,045,367
		Household Products/Wares: 0.1%
30,800		Avery Dennison Corp.	1,788,248
			1,788,248
		Insurance: 1.6%
24,900		AMBAC Financial Group, Inc.	2,019,390
47,400	@,@@	Arch Capital Group Ltd.	2,818,404
75,700	@@	Axis Capital Holdings Ltd.	2,165,777
88,400	L	Brown & Brown, Inc.	2,583,048
6,800	@	Markel Corp.	2,359,600
94,700		Marsh & McLennan Cos., Inc.	2,546,483
39,200	L	MBIA, Inc.	2,295,160
55,700	@@,L	Willis Group Holdings Ltd.	1,787,970
			18,575,832
		Internet: 2.8%
92,200	@,L	Amazon.com, Inc.	3,566,296
141,400	@,@@,L	Check Point Software Technologies	2,485,812
75,500	@,L	Checkfree Corp.	3,741,780
65,200	@,L	Digital River, Inc.	2,633,428
31,900	@,L	F5 Networks, Inc.	1,706,012
104,700	@,L	Internet Security Systems	1,973,595
175,100	@	McAfee, Inc.	4,249,677
141,200	@	Monster Worldwide, Inc.	6,023,592
78,800	@,@@,L	Sina Corp.	1,968,424
142,100	@,L	VeriSign, Inc.	3,292,457
89,600	@,L	Websense, Inc.	1,840,384
			33,481,457
		Leisure Time: 1.2%
49,900		Brunswick Corp.	1,659,175
115,700		Harley-Davidson, Inc.	6,350,773
102,500	@,L	Royal Caribbean Cruises Ltd.	3,920,625
82,900	L	WMS Industries, Inc.	2,270,631
			14,201,204
		Lodging: 4.4%
86,000	L	Boyd Gaming Corp.	$3,470,960
89,900		Choice Hotels International, Inc.	5,447,940
95,000	L	Harrah’s Entertainment, Inc.	6,762,100
251,200		Hilton Hotels Corp.	7,103,936
38,300	@	Las Vegas Sands Corp.	2,982,038
202,800		Marriott International, Inc.	7,730,736
121,200		Starwood Hotels & Resorts	7,313,208
56,400	L	Station Casinos, Inc.	3,839,712
112,300	@,L	Wynn Resorts Ltd.	8,231,590
			52,882,220
		Machinery-Diversified: 0.6%
73,600		Graco, Inc.	3,384,128
37,400		IDEX Corp.	1,765,280
62,000	@,L	Zebra Technologies Corp.	2,117,920
			7,267,328
		Media: 1.8%
155,300		Citadel Broadcasting Corp.	1,382,170
46,800		EW Scripps Co.	2,018,952
35,000		McGraw-Hill Cos., Inc.	1,758,050
50,800		Meredith Corp.	2,516,632
214,500	@,L	Radio One, Inc.	1,587,300
144,300	@@,L	Rogers Communications, Inc.	5,829,720
170,500	@,L	Salem Communications Corp.	2,218,205
122,500	@,L	Univision Communications, Inc.	4,103,750
			21,414,779
		Metal Fabricate/Hardware: 0.6%
116,800		Precision Castparts Corp.	6,979,968
			6,979,968
		Miscellaneous Manufacturing: 0.8%
29,500		Danaher Corp.	1,897,440
34,900		ITT Industries, Inc.	1,727,550
62,800		Pall Corp.	1,758,400
81,500		Roper Industries, Inc.	3,810,125
			9,193,515
		Office Furnishings: 0.2%
48,400	L	HNI Corp.	2,194,940
			2,194,940
		Oil & Gas: 3.7%
293,000	@,L	Bill Barrett Corp.	8,675,730
200,400	@,@@,L	Compton Petroleum Corp.	2,312,616
55,000	L	Diamond Offshore Drilling	4,616,150
133,300		Murphy Oil Corp.	7,446,138
130,000	@,@@,L	Nabors Industries Ltd.	4,392,700
135,900	@	Ultra Petroleum Corp.	8,054,793
187,900		XTO Energy, Inc.	8,318,333
			43,816,460
		Oil & Gas Services: 4.3%
254,800		BJ Services Co.	9,493,848
221,300	@	Cameron International Corp.	10,571,501
219,300	@	Grant Prideco, Inc.	9,813,675
242,500	L	Smith International, Inc.	10,783,975
205,900	@	Weatherford International Ltd.	10,216,758
			50,879,757

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE	PORTFOLIO OF INVESTMENTS
DIVERSIFIED MID CAP PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Packaging & Containers: 0.2%
42,600	L	Sealed Air Corp.	$2,218,608
			2,218,608
		Pharmaceuticals: 3.4%
94,300	@,L	Alkermes, Inc.	1,784,156
94,732	L	Allergan, Inc.	10,160,954
53,800	@,L	Amylin Pharmaceuticals, Inc.	2,656,106
141,300	@,L	Atherogenics, Inc.	1,843,965
53,900	@,L	Cephalon, Inc.	3,239,390
68,800	@	Express Scripts, Inc.	4,935,712
91,700	@	Medco Health Solutions, Inc.	5,252,576
49,600	@,L	Neurocrine Biosciences, Inc.	525,760
38,700	L	Omnicare, Inc.	1,835,154
61,300	@,L	OSI Pharmaceuticals, Inc.	2,020,448
67,300	@,L	Sepracor, Inc.	3,845,522
90,300	@	Theravance, Inc.	2,066,064
			40,165,807
		Pipelines: 0.5%
256,800		Williams Cos., Inc.	5,998,848
			5,998,848
		Retail: 5.4%
50,000		Advance Auto Parts	1,445,000
217,600	@,L	Bed Bath & Beyond, Inc.	7,217,792
71,900	@,L	Cheesecake Factory	1,937,705
85,000	@	Dick’s Sporting Goods, Inc.	3,366,000
225,200		Dollar General Corp.	3,148,296
119,400		Family Dollar Stores, Inc.	2,916,942
138,000		Fred’s, Inc.	1,842,300
56,200	L	Men’s Wearhouse, Inc.	1,702,860
59,900		Michaels Stores, Inc.	2,470,276
157,700	@	O’Reilly Automotive, Inc.	4,918,663
53,500		OSI Restaurant Partners, Inc.	1,851,100
29,400	@,L	Panera Bread Co.	1,976,856
144,000		Petsmart, Inc.	3,686,400
170,600		Ross Stores, Inc.	4,785,330
171,955		Staples, Inc.	4,181,946
127,100		Tiffany & Co.	4,196,842
75,550	@,@@,L	Tim Hortons, Inc.	1,945,413
348,800		TJX Cos., Inc.	7,973,568
93,000	L	Williams-Sonoma, Inc.	3,166,650
			64,729,939
		Semiconductors: 8.8%
88,000	@	Advanced Micro Devices, Inc.	2,148,960
484,900	@,L	Altera Corp.	8,509,995
277,300		Analog Devices, Inc.	8,912,422
257,850	@	Broadcom Corp.	7,748,393
217,500	@,L	Integrated Device Technology, Inc.	3,084,150
99,800		Intersil Corp.	2,320,350
55,700		Kla-Tencor Corp.	2,315,449
70,200	@	Lam Research Corp.	3,272,724
320,300	L	Linear Technology Corp.	10,726,847
147,400	@,@@	Marvell Technology Group Ltd.	6,534,242
306,200		Maxim Integrated Products	9,832,082
279,000	L	Microchip Technology, Inc.	9,360,450
333,900		National Semiconductor Corp.	7,963,515
112,000	@,L	QLogic Corp.	1,930,880
111,400	@,L	Semtech Corp.	1,609,730
159,200	@,L	Silicon Laboratories, Inc.	$5,595,880
319,000	@,L	Teradyne, Inc.	4,443,670
370,000	L	Xilinx, Inc.	8,380,500
			104,690,239
		Software: 6.5%
199,180	@,L	Activision, Inc.	2,266,668
193,100	@	Adobe Systems, Inc.	5,862,516
50,100	@,L	Avid Technology, Inc.	1,669,833
72,100	@	Citrix Systems, Inc.	2,894,094
95,700	@,@@	Cognos, Inc.	2,722,665
59,500	@	D&B Corp.	4,145,960
48,000	@,L	Electronic Arts, Inc.	2,065,920
52,500		Fair Isaac Corp.	1,906,275
68,200		Fidelity National Information Services, Inc.	2,414,280
103,300	@	Filenet Corp.	2,781,869
46,800	@	Fiserv, Inc.	2,122,848
61,700		Global Payments, Inc.	2,995,535
73,350	@	Hyperion Solutions Corp.	2,024,460
124,800	@,L	Intuit, Inc.	7,536,672
72,200	@,L	Mercury Interactive Corp.	2,524,834
301,000		MoneyGram International, Inc.	10,218,950
186,600	@,L	Navteq Corp.	8,337,288
172,100	@,L	Red Hat, Inc.	4,027,140
64,600	@,L	Salesforce.com, Inc.	1,722,236
80,000	@@,L	Satyam Computer Services Ltd. ADR	2,651,200
52,700		SEI Investments Co.	2,575,976
98,400	@,L	THQ, Inc.	2,125,440
			77,592,659
		Telecommunications: 3.0%
327,700	@,L	American Tower Corp.	10,198,024
292,000	@,L	Crown Castle International Corp.	10,085,680
222,600	@,L	Juniper Networks, Inc.	3,559,374
64,100	@,L	NeuStar, Inc.	2,163,375
115,200	@	NII Holdings, Inc.	6,494,976
116,750	@	SBA Communications Corp.	3,051,845
			35,553,274
		Textiles: 0.4%
116,000		Cintas Corp.	4,612,160
			4,612,160
		Transportation: 2.1%
119,700		CH Robinson Worldwide, Inc.	6,380,010
110,400	L	Expeditors International Washington, Inc.	6,183,504
128,100		Landstar System, Inc.	6,050,163
273,000	@@	UTI Worldwide, Inc.	6,887,790
			25,501,467
		Total Common Stock (Cost $1,081,916,971)	1,181,932,954

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE	PORTFOLIO OF INVESTMENTS
DIVERSIFIED MID CAP PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value

SHORT-TERM INVESTMENTS: 27.8%
	Securities Lending Collateralcc 27.8%
$331,941,007	The Bank of New York Institutional Cash Reserves Fund		$331,941,007
	Total Short-Term Investments (Cost $331,941,007)		331,941,007
	Total Investments in Securities (Cost $1,413,857,978)*	126.9%	$1,513,873,961
	Other Assets and Liabilities-Net	(26.9)	(320,712,750)
	Net Assets	100.0%	$1,193,161,211

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $1,417,949,053.

Net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$153,090,505
	Gross Unrealized Depreciation	(57,165,597)
	Net Unrealized Appreciation	$ 95,924,908

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE	PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation
as of June 30, 2006
(as a percent of net assets)

Shares			Value

COMMON STOCK: 98.4%
		Aerospace/Defense: 0.5%
91,800		General Dynamics Corp.	$6,009,228
			6,009,228
		Agriculture: 0.7%
97,500		Monsanto Co.	8,208,525
			8,208,525
		Airlines: 0.7%
497,100		Southwest Airlines Co.	8,137,527
			8,137,527
		Apparel: 0.9%
132,900		Nike, Inc.	10,764,900
			10,764,900
		Banks: 6.1%
653,100	@@	Anglo Irish Bank Corp. PLC	10,177,350
155,700	@@	Erste Bank der Oesterreichischen Sparkassen AG	8,753,097
166,500		Northern Trust Corp.	9,207,450
212,000		State Street Corp.	12,315,080
238,400	@@	UBS AG	26,096,497
1,038,600	@@	UniCredito Italiano S.p.A.	8,122,984
			74,672,458
		Beverages: 0.9%
194,200		PepsiCo, Inc.	11,659,768
			11,659,768
		Biotechnology: 2.4%
279,700	@,L	Amgen, Inc.	$18,244,831
138,900	@,L	Genentech, Inc.	11,362,020
			29,606,851
		Commercial Services: 1.6%
677,800	@@	Accenture Ltd.	19,195,296
			19,195,296
		Computers: 2.2%
103,500	@,L	Affiliated Computer Services, Inc.	5,341,635
103,800	@	Apple Computer, Inc.	5,929,056
296,400	@,L	Dell, Inc.	7,235,124
840,200	@	EMC Corp.	9,216,994
			27,722,809
		Cosmetics/Personal Care: 1.0%
217,580		Procter & Gamble Co.	12,097,448
			12,097,448
		Diversified Financial Services: 10.4%
375,800		American Express Co.	20,000,076
582,900		Charles Schwab Corp.	9,314,742
455,010		Citigroup, Inc.	21,949,682
226,200		Countrywide Financial Corp.	8,613,696
332,600	@	E*TRADE Financial Corp.	7,589,932
75,800		Franklin Resources, Inc.	6,580,198
58,900		Goldman Sachs Group, Inc.	8,860,327
108,500		Legg Mason, Inc.	10,797,920
150,800		Merrill Lynch & Co., Inc.	10,489,648
367,300		SLM Corp.	19,437,516
266,700	L	TD Ameritrade Holding Corp.	3,949,827
			127,583,564
		Electronics: 0.5%
59,600	@@,L	Garmin Ltd.	6,284,224
			6,284,224
		Entertainment: 0.4%
136,000		International Game Technology	5,159,840
			5,159,840
		Food: 0.4%
147,900		Sysco Corp.	4,519,824
			4,519,824
		Healthcare-Products: 3.5%
20,700	@@	Alcon, Inc.	2,039,985
103,100		Johnson & Johnson	6,177,752
299,900		Medtronic, Inc.	14,071,308
169,600	@	St. Jude Medical, Inc.	5,498,432
147,300	L	Stryker Corp.	6,202,803
158,500	@,L	Zimmer Holdings, Inc.	8,990,120
			42,980,400
		Healthcare-Services: 5.0%
232,300	@	Humana, Inc.	12,474,510
166,100		Quest Diagnostics	9,952,712
603,400		UnitedHealth Group, Inc.	27,020,252
165,100	@	WellPoint, Inc.	12,014,327
			61,461,801

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE	PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Home Builders: 0.7%
199,700	L	Lennar Corp.	$8,860,689
			8,860,689
		Home Furnishings: 0.6%
94,900	L	Harman International Industries, Inc.	8,101,613
			8,101,613
		Household Products/Wares: 0.5%
163,662	@@	Reckitt Benckiser PLC	6,106,786
			6,106,786
		Insurance: 3.4%
373,800		American International Group, Inc.	22,072,890
94,000		Hartford Financial Services Group, Inc.	7,952,400
174,900		Marsh & McLennan Cos., Inc.	4,703,061
90,900		Prudential Financial, Inc.	7,062,930
			41,791,281
		Internet: 3.3%
153,200	@,L	Amazon.com, Inc.	5,925,776
181,400	@,L	eBay, Inc.	5,313,206
30,400	@	Google, Inc.	12,747,632
489,100	@,L	Yahoo!, Inc.	16,140,300
			40,126,914
		Leisure Time: 0.9%
255,600	L	Carnival Corp.	10,668,744
			10,668,744
		Lodging: 1.0%
100,800	@,L	MGM Mirage	4,112,640
112,200	@,L	Wynn Resorts Ltd.	8,224,260
			12,336,900
		Machinery-Diversified: 0.5%
80,000		Deere & Co.	6,679,200
			6,679,200
		Media: 4.0%
78,600	@	EchoStar Communications Corp.	2,421,666
341,600	@@	Grupo Televisa SA ADR	6,596,296
91,788	@	Liberty Media Holding Corp. - Capital	7,689,081
389,941	@	Liberty Media Holding Corp. - Interactive	6,730,382
209,600	@@	Rogers Communications, Inc.	8,467,840
169,500		Time Warner, Inc.	2,932,350
143,800	@,L	Univision Communications, Inc.	4,817,300
286,300	@,L	Viacom, Inc.	10,260,992
			49,915,907
		Mining: 1.1%
613,700	@@	BHP Billiton Ltd.	13,273,641
18,000	@@,L	BHP Billiton Ltd. ADR	775,260
			14,048,901
		Miscellaneous Manufacturing: 5.5%
328,200		Danaher Corp.	$21,109,824
1,404,900		General Electric Co.	46,305,504
			67,415,328
		Oil & Gas: 3.0%
215,138		Exxon Mobil Corp.	13,198,716
150,100		Murphy Oil Corp.	8,384,586
233,600	@@	Total SA	15,345,613
			36,928,915
		Oil & Gas Services: 3.1%
180,800	L	Baker Hughes, Inc.	14,798,480
360,600	L	Schlumberger Ltd.	23,478,666
			38,277,146
		Pharmaceuticals: 6.7%
463,400		Caremark Rx, Inc.	23,109,758
157,000	@	Gilead Sciences, Inc.	9,288,120
138,200	@,L	Medco Health Solutions, Inc.	7,916,096
250,400	@@	Novartis AG	13,513,208
212,568		Pfizer, Inc.	4,988,971
65,100	@@	Roche Holding AG	10,742,317
118,200	@,L	Sepracor, Inc.	6,753,948
141,800		Wyeth	6,297,338
			82,609,756
		Retail: 7.9%
82,075		Best Buy Co., Inc.	4,500,993
384,000		Home Depot, Inc.	13,743,360
349,600	@,L	Kohl’s Corp.	20,668,352
340,300	L	Petsmart, Inc.	8,711,680
194,700		Target Corp.	9,514,989
151,200	@@,L	Wal-Mart de Mexico SA de CV ADR	4,246,271
520,200		Wal-Mart Stores, Inc.	25,058,034
233,900		Walgreen Co.	10,488,076
			96,931,755
		Semiconductors: 5.4%
270,400		Analog Devices, Inc.	8,690,656
428,600	L	Applied Materials, Inc.	6,977,608
344,200		Intel Corp.	6,522,590
264,700	@,@@	Marvell Technology Group Ltd.	11,734,151
422,600		Maxim Integrated Products	13,569,686
8,700	@@	Samsung Electronics Co., Ltd.	5,521,960
172,700		Texas Instruments, Inc.	5,231,083
376,100	L	Xilinx, Inc.	8,518,665
			66,766,399
		Software: 5.9%
196,600	@,L	Adobe Systems, Inc.	5,968,776
340,800		Automatic Data Processing, Inc.	15,455,280
159,600		First Data Corp.	7,188,384
138,900	@	Intuit, Inc.	8,388,171
1,141,100		Microsoft Corp.	26,587,630
649,600	@	Oracle Corp.	9,412,704
			73,000,945

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE	PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Telecommunications: 7.7%
248,900	@,@@	Amdocs Ltd.	$9,109,740
377,100	@@	America Movil SA de CV ADR	12,542,346
497,900	@	Cisco Systems, Inc.	9,723,987
429,900	@	Corning, Inc.	10,399,281
407,200	@,L	Crown Castle International Corp.	14,064,688
401,400	@,L	Juniper Networks, Inc.	6,418,386
534,200	@@	Nokia OYJ	10,829,697
69,300	L	QUALCOMM, Inc.	2,776,851
3,507,200	@@	Telefonaktiebolaget LM Ericsson	11,574,358
194,400	@@	TELUS Corp.	7,904,953
			95,344,287
		Total Common Stock (Cost $1,090,043,913)	1,211,975,929

Principal Amount			Value

SHORT-TERM INVESTMENTS: 14.0%
	Securities Lending Collateralcc 14.0%
$171,978,977	The Bank of New York Institutional Cash Reserves Fund		171,978,977
	Total Securities Lending Collateral (Cost $171,978,977)		171,978,977
	Total Short-Term Investments: (Cost $171,978,977)		171,978,977
	Total Investments in Securities (Cost $1,262,022,890)*	112.4%	$1,383,954,906
	Other Assets and Liabilities-Net	(12.4)	(152,729,343)
	Net Assets	100.0%	$1,231,225,563

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $1,266,020,803

Net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$160,801,949
	Gross Unrealized Depreciation	(42,867,846)
	Net Unrealized Appreciation	$117,934,103

See Accompanying Notes to Financial Statements

ING TEMPLETON FOREIGN	PORTFOLIO OF INVESTMENTS
EQUITY PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Country Allocation

as of June 30, 2006

(as a percent of net assets)

Shares			Value

COMMON STOCK: 85.3%
		Australia: 2.0%
14,411		Alumina Ltd.	$72,285
11,429		National Australia Bank Ltd.	297,386
30,308		Qantas Airways Ltd.	66,616
			436,287
		Belgium: 0.5%
4,200		AGFA-Gevaert NV	101,694
			101,694
		Bermuda: 1.7%
3,350		ACE Ltd.	169,477
3,220		XL Capital Ltd.	197,386
			366,863
		Brazil: 1.3%
2,330		Empresa Brasileira de Aeronautica SA ADR	84,975
15,490		Tele Norte Leste Participacoes SA ADR	197,498
			282,473
		Canada: 2.3%
2,200		Alcan, Inc.	103,053
9,100		BCE, Inc.	215,048
31,800	@	Domtar, Inc.	196,275
			514,376
		China: 1.3%
47,500	@	Byd Co. Ltd.	97,045
592,000		China Telecom Corp. Ltd.	191,280
			288,325
		Denmark: 0.7%
5,410	@	Vestas Wind Systems A/S	$148,205
			148,205
		Finland: 1.9%
13,480		Stora Enso OYJ	187,220
10,970		UPM-Kymmene OYJ	235,719
			422,939
		France: 8.8%
2,540		Accor	154,522
69	@	Arkema	2,693
6,111		AXA	197,798
1,240		Electricite de France	65,461
15,480		France Telecom SA	330,297
3,170		Michelin (C.G.D.E.)	190,463
3,030		Sanofi-Synthelabo SA	295,214
4,440		Suez SA	184,384
9,870	@	Thomson	163,097
2,760		Total SA	181,309
4,750		Valeo SA	169,065
			1,934,303
		Germany: 7.8%
1,170		BASF AG	93,803
6,010		Bayerische Motoren Werke AG	299,716
1,090		Celesio AG	98,977
10,800		Deutsche Post AG	290,076
2,050		EON AG	235,597
16,420	@	Infineon Technologies AG	182,516
660		Muenchener Rueckversicherungs AG	90,061
2,490		Siemens AG	216,365
2,330		Siemens AG ADR	202,291
			1,709,402
		Hong Kong: 1.3%
9,000		Cheung Kong Holdings Ltd. ADR	97,509
9,000		Hutchison Whampoa International Ltd.	82,178
10,000		Swire Pacific Ltd.	103,213
			282,900
		Israel: 0.4%
5,180	@	Check Point Software Technologies	91,064
			91,064
		Italy: 2.1%
6,349		ENI-Ente Nazionale Idrocarburi S.p.A.	186,489
34,569		UniCredito Italiano S.p.A.	270,367
			456,856
		Japan: 6.4%
26		East Japan Railway Co.	193,299
6,400		Fuji Photo Film Co., Ltd.	214,855
12,000		Hitachi Ltd.	79,280
3,300		Mabuchi Motor Co., Ltd.	197,246
800		Nintendo Co., Ltd.	134,418
21		Nippon Telegraph & Telephone Corp.	102,534
5,000		Olympus Corp.	133,710
5,300		Sony Corp.	233,677

See Accompanying Notes to Financial Statements

ING TEMPLETON FOREIGN	PORTFOLIO OF INVESTMENTS
EQUITY PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
	Japan (continued)
1,700	Takeda Chemical Industries Ltd.		$105,821
			1,394,840
	Mexico: 0.5%
5,610	Telefonos de Mexico SA de CV ADR		116,856
			116,856
	Netherlands: 3.5%
5,650	Koninklijke Philips Electronics NV		176,014
3,260	Royal Dutch Shell PLC ADR		227,776
6,800	SBM Offshore NV		180,979
7,800	Unilever NV		176,645
			761,414
	Norway: 1.4%
5,800	Norske Skogindustrier ASA		84,970
18,120	Telenor ASA		218,917
			303,887
	Portugal: 1.1%
20,860	Portugal Telecom SGPS SA		251,746
			251,746
	Singapore: 0.9%
18,000	DBS Group Holdings Ltd.		205,648
			205,648
	South Africa: 0.9%
15,900	Sappi Ltd. ADR		198,591
			198,591
	South Korea: 4.6%
1,990	Kookmin Bank ADR		165,289
8,900	Korea Electric Power Corp. ADR		168,744
3,640	Posco ADR		243,516
1,020	# Samsung Electronics Co., Ltd. GDR		324,159
4,430	SK Telecom Co., Ltd. ADR		103,751
			1,005,459
	Spain: 4.7%
16,180	Banco Santander Central Hispano SA		236,429
6,625	Iberdrola SA		227,997
9,521	Repsol YPF SA		272,662
18,233	Telefonica SA		303,081
			1,040,169
	Sweden: 4.2%
6,540	Atlas Copco AB		182,117
1,920	Autoliv, Inc.		108,614
3,170	ForeningsSparbanken AB		83,271
25,440	Nordea Bank AB		302,366
12,940	Securitas AB		248,154
			924,522
	Switzerland: 3.8%
1,880	Adecco SA		111,052
1,430	Lonza Group AG		97,888
770	Nestle SA		241,403
2,551	Swiss Reinsurance		177,981
1,860	UBS AG		203,605
			831,929
	Taiwan: 2.1%
4,860	Chunghwa Telecom Co., Ltd. ADR		$89,764
38,000	# Compal Electronics, Inc. GDR		181,332
12,980	Lite-On Technology Corp. GDR		192,233
			463,329
	United Kingdom: 19.1%
27,110	BAE Systems PLC		185,205
11,505	Boots Group PLC		163,545
16,450	BP PLC		190,734
25,260	British Sky Broadcasting PLC		266,942
32,070	Burberry Group PLC		254,742
22,710	Cadbury Schweppes PLC		218,693
68,660	Compass Group PLC		332,644
17,840	GKN PLC		89,910
10,790	GlaxoSmithKline PLC		301,119
17,600	HSBC Holdings PLC		309,584
10,410	Lloyds TSB Group PLC		101,977
26,430	Morrison WM Supermarkets		94,951
14,720	National Grid PLC		159,051
12,190	Pearson PLC		165,767
31,700	Rentokil Initial PLC		91,370
19,290	@ Rolls-Royce Group PLC		147,536
10,460	Royal Bank of Scotland Group PLC		343,351
5,070	Smiths Group PLC		83,455
12,200	Standard Chartered PLC		297,682
138,750	Vodafone Group PLC		295,309
9,650	Yell Group PLC		91,199
			4,184,766
	Total Common Stock (Cost $18,173,788)		18,718,843
RIGHT: 0.0%
	France: 0.0%
1	AXA SA		1
			1
	Total Right (Cost $ -)		1
	Total Long-Term Investments (Cost $18,173,788)		18,718,844

Principal Amount			Value

SHORT-TERM INVESTMENTS: 18.1%
	U.S. Government Agency Obligations: 18.1%
$3,965,000	Federal Home Loan Bank, 4.700%, due 07/03/06		3,963,364
	Total Short-term Investments (Cost $3,963,364)		3,963,364
	Total Investments in Securities (Cost $22,137,152)*	103.4%	$22,682,208
	Other Assets and Liabilities-Net	(3.4)	(755,382)
	Net Assets	100.0%	$21,926,826

See Accompanying Notes to Financial Statements

ING TEMPLETON FOREIGN	PORTFOLIO OF INVESTMENTS
EQUITY PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$994,940
Gross Unrealized Depreciation	(449,884)
Net Unrealized Appreciation	$545,056

Industry	Percentage of Net Assets
Aerospace/Defense	1.9%
Airlines	0.3
Apparel	1.2
Auto Manufacturers	1.4
Auto Parts & Equipment	2.5
Banks	12.9
Chemicals	0.9
Commercial Services	2.1
Computers	1.7
Electric	4.8
Electrical Components & Equipment	1.5
Electronics	1.7
Food	3.3
Food Service	1.5
Forest Products & Paper	4.1
Holding Companies - Diversified	0.8
Home Furnishings	1.8
Insurance	3.8
Internet	0.4
Iron/Steel	1.1
Lodging	0.7
Machinery - Construction & Mining	0.8
Media	2.4
Mining	0.8
Miscellaneous Manufacturing	4.3
Oil & Gas	4.8
Oil & Gas Services	0.8
Pharmaceuticals	3.7
Real Estate	0.4
Retail	0.8
Semiconductors	2.3
Telecommunications	11.0
Toys/Games/Hobbies	0.6
Transportation	2.2
Federal Home Loan Bank	18.1
Other Assets and Liabilities	(3.4)
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements

Ing Ubs	PORTFOLIO OF INVESTMENTS
U.S. LARGE CAP EQUITY PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006

(as a percent of net assets)

Shares			Value

COMMON STOCK: 99.2%
		Advertising: 3.1%
71,200		Omnicom Group	$6,343,208
45,786	L	RH Donnelley Corp.	2,475,649
			8,818,857
		Aerospace/Defense: 1.2%
13,200		Lockheed Martin Corp.	946,968
40,700		Northrop Grumman Corp.	2,607,242
			3,554,210
		Auto Parts & Equipment: 2.5%
30,000		BorgWarner, Inc.	1,953,000
65,100		Johnson Controls, Inc.	5,352,522
			7,305,522
		Banks: 8.4%
135,000		Fifth Third BanCorp	4,988,250
169,500		Mellon Financial Corp.	5,835,885
58,900		PNC Financial Services Group, Inc.	4,133,013
137,700		Wells Fargo & Co.	9,236,916
			24,194,064
		Beverages: 0.8%
47,400	L	Anheuser-Busch Cos., Inc.	2,160,966
			2,160,966
		Biotechnology: 1.7%
80,600	@,L	Genzyme Corp.	4,920,630
			4,920,630
		Building Materials: 2.3%
226,100		Masco Corp.	$6,701,604
			6,701,604
		Commercial Services: 2.0%
79,400	@@	Accenture Ltd.	2,248,608
119,200		Cendant Corp.	1,941,768
63,200	L	H&R Block, Inc.	1,507,952
			5,698,328
		Computers: 1.1%
134,400	@,L	Dell, Inc.	3,280,704
69,400	@,X	Seagate Technology, Inc.	1
			3,280,705
		Diversified Financial Services: 11.3%
265,900		Citigroup, Inc.	12,827,016
70,100		Freddie Mac	3,996,401
133,500		JPMorgan Chase & Co.	5,607,000
159,800		Morgan Stanley	10,100,958
			32,531,375
		Electric: 4.8%
67,600		American Electric Power Co., Inc.	2,315,300
137,100		Exelon Corp.	7,791,393
80,700		NiSource, Inc.	1,762,488
35,100		Northeast Utilities	725,517
52,900		Pepco Holdings, Inc.	1,247,382
			13,842,080
		Electronics: 0.9%
60,300	@	Waters Corp.	2,677,320
			2,677,320
		Food: 2.4%
191,900		Kroger Co.	4,194,934
91,300		Sysco Corp.	2,790,128
			6,985,062
		Gas: 1.0%
66,000		Sempra Energy	3,001,680
			3,001,680
		Healthcare-Products: 3.5%
54,100	@	Boston Scientific Corp.	911,044
105,000		Johnson & Johnson	6,291,600
60,200		Medtronic, Inc.	2,824,584
			10,027,228
		Healthcare-Services: 3.0%
36,900	@,L	Healthsouth Corp.	142,065
142,600		UnitedHealth Group, Inc.	6,385,628
28,000	@	WellPoint, Inc.	2,037,560
			8,565,253
		Insurance: 4.3%
53,000		Allstate Corp.	2,900,690
107,000		American International Group, Inc.	6,318,350
36,600		Hartford Financial Services Group, Inc.	3,096,360
			12,315,400

See Accompanying Notes to Financial Statements

Ing Ubs	PORTFOLIO OF INVESTMENTS
U.s. LARGE CAP EQUITY PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Internet: 1.6%
73,200	@,L	Expedia, Inc.	$1,095,804
227,504	@,L	Symantec Corp.	3,535,412
			4,631,216
		Investment Companies: 1.3%
29,200	L	SPDR Trust Series 1	3,716,576
			3,716,576
		Leisure Time: 2.6%
114,700	L	Carnival Corp.	4,787,578
48,800	L	Harley-Davidson, Inc.	2,678,632
			7,466,210
		Media: 2.4%
218,700	@,L	DIRECTV Group, Inc.	3,608,550
121,200		News Corp., Inc.	2,324,616
30,100	@,L	Univision Communications, Inc.	1,008,350
			6,941,516
		Miscellaneous Manufacturing: 2.1%
126,600		Illinois Tool Works, Inc.	6,013,500
			6,013,500
		Oil & Gas: 4.2%
26,600		ENSCO International, Inc.	1,224,132
44,500		Exxon Mobil Corp.	2,730,075
58,200	@,L	Global Santa Fe Corp.	3,361,050
59,100		Marathon Oil Corp.	4,923,030
			12,238,287
		Oil & Gas Services: 0.7%
26,200		Baker Hughes, Inc.	2,144,470
			2,144,470
		Pharmaceuticals: 9.6%
65,200	L	Allergan, Inc.	6,993,352
155,700		Bristol-Myers Squibb Co.	4,026,402
51,900		Caremark Rx, Inc.	2,588,253
26,600	@,L	Cephalon, Inc.	1,598,660
65,100	@	Medco Health Solutions, Inc.	3,728,928
199,100		Wyeth	8,842,031
			27,777,626
		Retail: 3.4%
96,900		Costco Wholesale Corp.	5,535,897
70,500	@,L	Kohl’s Corp.	4,167,960
			9,703,857
		Semiconductors: 2.7%
73,800		Analog Devices, Inc.	2,371,932
210,100		Intel Corp.	3,981,395
64,000	L	Xilinx, Inc.	1,449,600
			7,802,927
		Software: 6.6%
63,100	@	Mercury Interactive Corp.	2,206,607
444,700		Microsoft Corp.	10,361,510
396,000	@	Oracle Corp.	5,738,040
26,900	@,L	Salesforce.com, Inc.	717,154
			19,023,311
		Telecommunications: 4.0%
134,500	L	AT&T, Inc.	$3,751,205
17,349	@	Embarq Corp.	711,136
346,989		Sprint Nextel Corp.	6,936,310
			11,398,651
		Transportation: 3.7%
71,100		Burlington Northern Santa Fe Corp.	5,634,675
42,500	L	FedEx Corp.	4,966,550
			10,601,225
		Total Common Stock (Cost $256,438,451)	286,039,656

Principal Amount			Value

SHORT-TERM INVESTMENTS: 0.2%
	U.S. Government Agency Obligations: 0.2%
$631,752	Federal Home Loan Bank Discount Note, 4.700%, due 07/03/06		631,752
	Total U.S. Government Agency Obligations (Cost $631,752)		631,752
	Securities Lending Collateralcc 13.6%
39,272,043	The Bank of New York Institutional Cash Reserves Fund		39,272,043
	Total Securities Lending Collateral (Cost $39,272,043)		39,272,043
	Total Short-Term investments (Cost $39,903,795)		39,903,795
	Total Investments in Securities (Cost $296,342,246)*	113.0%	$325,943,451
	Other Assets and Liabilities-Net	(13.0)	(37,601,318)
	Net Assets	100.0%	$288,342,133

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is $297,407,133.

	Net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$36,471,564
	Gross Unrealized Depreciation	(7,935,246)
	Net Unrealized Appreciation	$28,536,318

See Accompanying Notes to Financial Statements

Ing Ubs	PORTFOLIO OF INVESTMENTS
U.s. SMALL CAP GROWTH PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006

(as a percent of net assets)

Shares			Value

COMMON STOCK: 95.2%
		Aerospace/Defense: 1.6%
3,700	@	AAR Corp.	$82,251
700		DRS Technologies, Inc.	34,125
			116,376
		Apparel: 1.7%
3,300		Phillips-Van Heusen	125,928
			125,928
		Banks: 3.4%
2,800		Investors Financial Services Corp.	125,720
7,200		UCBH Holdings, Inc.	119,088
			244,808
		Biotechnology: 2.2%
900	@	Affymetrix, Inc.	23,040
1,200	@	Alexion Pharmaceuticals, Inc.	43,344
800	@	Charles River Laboratories International, Inc.	29,440
2,000	@	Keryx Biopharmaceuticals, Inc.	28,400
2,000	@	Telik, Inc.	33,000
			157,224
		Building Materials: 1.4%
1,400	@	Genlyte Group, Inc.	101,402
			101,402
		Commercial Services: 3.1%
1,900	@	CRA International, Inc.	$85,766
1,600	@	Korn/Ferry Intl.	31,344
4,800	@	Labor Ready, Inc.	108,720
			225,830
		Computers: 3.6%
1,800	@	CACI International, Inc.	104,994
1,600		Factset Research Systems, Inc.	75,680
1,800	@	Merge Technologies, Inc.	22,158
2,500	@	Radisys Corp.	54,900
			257,732
		Distribution/Wholesale: 1.4%
1,750	@	Beacon Roofing Supply, Inc.	38,518
3,300	@	LKQ Corp.	62,700
			101,218
		Electrical Components & Equipment: 0.4%
700	@	Energy Conversion Devices, Inc.	25,501
			25,501
		Electronics: 1.3%
3,900	@	Benchmark Electronics, Inc.	94,068
			94,068
		Engineering & Construction: 1.2%
1,800	@	EMCOR Group, Inc.	87,606
			87,606
		Healthcare-Products: 5.4%
2,500	@	Arthrocare Corp.	105,025
1,900	@	Aspect Medical Systems, Inc.	33,136
2,200	@	DexCom, Inc.	29,876
3,350	@	Immucor, Inc.	64,421
1,200	@	Resmed, Inc.	56,340
4,000	@	Viasys Healthcare, Inc.	102,400
200	@	Visicu, Inc.	3,530
			394,728
		Healthcare-Services: 5.6%
4,300	@	Pediatrix Medical Group, Inc.	194,790
4,400	@	Psychiatric Solutions, Inc.	126,104
2,900	@	United Surgical Partners International, Inc.	87,203
			408,097
		Home Builders: 1.1%
1,300	@	Hovnanian Enterprises, Inc.	39,104
2,900		Technical Olympic USA, Inc.	41,644
			80,748
		Household Products/Wares: 1.3%
2,200	@	Central Garden & Pet Co.	94,710
			94,710
		Internet: 1.8%
3,500	@	RSA Security, Inc.	95,165
4,400	@	Secure Computing Corp.	37,840
			133,005
		Iron/Steel: 1.6%
1,800		Steel Dynamics, Inc.	118,332
			118,332

See Accompanying Notes to Financial Statements

Ing Ubs	PORTFOLIO OF INVESTMENTS
U.s. SMALL CAP GROWTH PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Leisure Time: 0.7%
3,100		Nautilus Group, Inc.	$48,701
			48,701
		Lodging: 1.7%
3,200	@@	Orient-Express Hotels Ltd.	124,288
			124,288
		Machinery-Diversified: 2.3%
3,400		Cognex Corp.	88,502
900	@	Middleby Corp.	77,904
			166,406
		Miscellaneous Manufacturing: 1.8%
2,400	@	ESCO Technologies, Inc.	128,280
			128,280
		Oil & Gas: 5.1%
7,400	@	EXCO Resources, Inc.	84,360
5,100	@	KCS Energy, Inc.	151,470
3,000		Patterson-UTI Energy, Inc.	84,930
1,400	@	Quicksilver Resources, Inc.	51,534
			372,294
		Oil & Gas Services: 4.7%
1,900	@	Core Laboratories N.V	115,976
7,400	@	Tetra Technologies, Inc.	224,146
			340,122
		Pharmaceuticals: 6.2%
5,200	@	Isis Pharmaceuticals, Inc.	31,460
700	@	Neurocrine Biosciences, Inc.	7,420
2,300	@	Nuvelo, Inc.	38,295
2,600	@	Penwest Pharmaceuticals Co.	56,758
2,600	@	Renovis, Inc.	39,806
3,700	@	Sciele Pharma, Inc.	85,803
6,000	@	VCA Antech, Inc.	191,580
			451,122
		Real Estate Investment Trust: 2.4%
1,900		BioMed Realty Trust, Inc.	56,886
3,400		Ventas, Inc.	115,192
			172,078
		Retail: 10.1%
3,100	@	Aeropostale, Inc.	89,559
3,300	@	California Pizza Kitchen, Inc.	90,684
2,200	@	Childrens Place	132,110
3,600		Christopher & Banks Corp.	104,400
6,800		CKE Restaurants, Inc.	112,948
900	@	DSW, Inc.	32,778
1,500	@	Guitar Center, Inc.	66,705
300	@	J Crew Group, Inc.	8,235
600	@	Panera Bread Co.	40,344
2,800	@	Petco Animal Supplies, Inc.	57,204
			734,967
		Savings & Loans: 1.1%
1,500		Bankunited Financial Corp.	45,780
900		Harbor Florida Bancshares, Inc.	33,426
			79,206
		Semiconductors: 6.6%
900	@	Cree, Inc.	21,384
3,000	@	Exar Corp.	$39,810
600	@	Ikanos Communications, Inc.	9,114
5,600	@	Microsemi Corp.	136,528
1,200	@	Nextest Systems Corp.	19,452
2,900	@	Photronics, Inc.	42,920
2,300	@	Power Integrations, Inc.	40,204
4,200	@	Rudolph Technologies, Inc.	60,900
6,200	@	Silicon Image, Inc.	66,836
1,800	@	Standard Microsystems Corp.	39,294
			476,442
		Software: 5.8%
1,500		Fair Isaac Corp.	54,465
3,000	@	Neoware, Inc.	36,870
11,000	@	Nuance Communications, Inc.	110,660
2,500	@	Omniture, Inc.	18,225
2,500	@	PDF Solutions, Inc.	31,025
2,900	@	Progress Software Corp.	67,889
1,500	@	THQ, Inc.	32,400
2,300	@	Verint Systems, Inc.	67,137
			418,671
		Telecommunications: 4.1%
4,300	@	Atheros Communications, Inc.	81,528
3,400	@	Foundry Networks, Inc.	36,244
1,600	@	NeuStar, Inc.	54,000
4,600	@,@@	Nice Systems Ltd. ADR	129,444
			301,216
		Transportation: 4.5%
4,300	@	HUB Group, Inc.	105,479
3,100		Landstar System, Inc.	146,413
3,100	@@	UTI Worldwide, Inc.	78,212
			330,104
		Total Common Stock (Cost $7,286,819)	6,911,210

Total Investments in Securities (Cost $7,286,819)*	95.2%	$6,911,210
Other Assets and Liabilities-Net	4.8	347,439
Net Assets	100.0%	$7,258,649

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
*	Cost for federal income tax purposes is the same as for financial statement purposes.

	Net unrealized depreciation consists of:

	Gross Unrealized Appreciation	$152,882
	Gross Unrealized Depreciation	(528,491)
	Net Unrealized Depreciation	$(375,609)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Ing VAN KAMPEN COMSTOCK PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006

(as a percent of net assets)

Shares			Value

COMMON STOCK: 91.9%
		Advertising: 0.0%
178	@	Interpublic Group of Cos., Inc.	$1,486
			1,486
		Agriculture: 1.7%
187,900		Altria Group, Inc.	13,797,497
			13,797,497
		Airlines: 0.5%
255,000		Southwest Airlines Co.	4,174,350
			4,174,350
		Banks: 10.4%
578,200		Bank of America Corp.	27,811,420
251,200		Bank of New York	8,088,640
28,500	@@,L	Barclays PLC ADR	1,304,730
109,700		PNC Financial Services Group, Inc.	7,697,649
44,220		SunTrust Banks, Inc.	3,372,217
98,200		US BanCorp.	3,032,416
272,900		Wachovia Corp.	14,758,432
306,400		Wells Fargo & Co.	20,553,312
			86,618,816
		Beverages: 2.2%
99,000	L	Anheuser-Busch Cos., Inc.	4,513,410
313,900		Coca-Cola Co.	13,503,978
			18,017,388
		Chemicals: 3.0%
61,600		Dow Chemical Co.	$2,404,248
412,600		EI Du Pont de Nemours & Co.	17,164,160
109,200	L	Rohm & Haas Co.	5,473,104
			25,041,512
		Computers: 1.9%
42,812	@,L	Affiliated Computer Services, Inc.	2,209,527
310,100	@,L	Dell, Inc.	7,569,541
76,700	L	Hewlett-Packard Co.	2,429,856
43,100		International Business Machines Corp.	3,310,942
			15,519,866
		Diversified Financial Services: 9.0%
554,600		Citigroup, Inc.	26,753,904
61,900		Fannie Mae	2,977,390
519,300		Freddie Mac	29,605,293
195,900		JPMorgan Chase & Co.	8,227,800
105,500		Merrill Lynch & Co., Inc.	7,338,580
			74,902,967
		Electric: 1.0%
131,850		American Electric Power Co., Inc.	4,515,863
59,700	L	FirstEnergy Corp.	3,236,337
21,700	L	FPL Group, Inc.	897,946
			8,650,146
		Electronics: 0.1%
63,080	@,@@,L	Flextronics International Ltd	669,910
33,950	@,L	Kemet Corp.	313,019
			982,929
		Food: 3.2%
9,500	@@	Cadbury Schweppes PLC ADR	368,790
338,900	L	Kraft Foods, Inc.	10,472,010
690,100	@@	Unilever NV	15,561,755
			26,402,555
		Forest Products & Paper: 3.7%
967,277	L	International Paper Co.	31,243,047
			31,243,047
		Healthcare-Products: 0.6%
317,600	@	Boston Scientific Corp.	5,348,384
			5,348,384
		Household Products/Wares: 1.7%
230,700		Kimberly-Clark Corp.	14,234,190
			14,234,190
		Insurance: 5.8%
67,300		Aflac, Inc.	3,119,355
36,400		AMBAC Financial Group, Inc.	2,952,040
97,500		American International Group, Inc.	5,757,375
1,520	@	Berkshire Hathaway, Inc.	4,625,360
242,460	L	Chubb Corp.	12,098,754
77,600		Genworth Financial, Inc.	2,703,584
11,500	L	Hartford Financial Services Group, Inc.	972,900
94,700	L	Metlife, Inc.	4,849,587
151,205		St. Paul Cos.	6,740,719
72,170		Torchmark Corp.	4,382,162
			48,201,836

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Ing VAN KAMPEN COMSTOCK PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Internet: 0.2%
81,900	@,L	McAfee, Inc.	$1,987,713
			1,987,713
		Machinery-Diversified: 0.1%
21,970	L	Cognex Corp.	571,879
			571,879
		Media: 10.7%
247,250	@	CBS Corp.	8,861,440
591,500		Clear Channel Communications, Inc.	18,306,925
427,900	@,L	Comcast Corp.	14,009,446
55,800	L	Gannett Co., Inc.	3,120,894
294,275	@	Liberty Media Holding Corp.-Interactive	5,079,187
58,835	@	Liberty Media Holding Corp.-Capital	4,928,608
304,700	L	News Corp., Inc.	6,148,846
758,100	L	Time Warner, Inc.	13,115,130
77,550		Viacom, Inc.	2,097,728
450,640		Walt Disney Co.	13,519,200
			89,187,404
		Mining: 2.5%
650,900		Alcoa, Inc.	21,063,124
			21,063,124
		Miscellaneous Manufacturing: 0.5%
124,200		General Electric Co.	4,093,632
			4,093,632
		Oil & Gas: 0.8%
108,200	@@	Total SA ADR	7,089,264
			7,089,264
		Pharmaceuticals: 16.3%
194,800		Abbott Laboratories	8,495,228
1,079,400		Bristol-Myers Squibb Co.	27,913,284
98,400		Cardinal Health, Inc.	6,330,072
30,100		Eli Lilly & Co.	1,663,627
611,700	@@,L	GlaxoSmithKline PLC ADR	34,132,860
501,400		Pfizer, Inc.	11,767,858
153,300	@@	Roche Holding AG ADR	12,645,686
185,700	@@,L	Sanofi-Synthelabo SA ADR	9,043,590
649,300		Schering-Plough Corp.	12,356,179
269,480		Wyeth	11,967,607
			136,315,991
		Retail: 2.4%
95,000		Federated Department Stores	3,477,000
344,800		Wal-Mart Stores, Inc.	16,609,016
			20,086,016
		Semiconductors: 1.6%
64,210	@	Credence Systems Corp.	224,735
489,680		Intel Corp.	9,279,436
81,600		Kla-Tencor Corp.	3,392,112
6,120	@,L	Novellus Systems, Inc.	151,164
			13,047,447
		Software: 0.9%
89,500		First Data Corp.	$4,031,080
139,100		Microsoft Corp.	3,241,030
			7,272,110
		Telecommunications: 11.1%
1,314,800	L	AT&T, Inc.	36,669,772
236,600	@	Cisco Systems, Inc.	4,620,798
38,155	@,L	Embarq Corp.	1,563,973
38,430	@@	Nokia OYJ ADR	778,592
878,600	L	Sprint Nextel Corp.	17,563,214
18,377	@@,L	Telefonaktiebolaget LM Ericsson ADR	607,176
924,600		Verizon Communications, Inc.	30,964,853
			92,768,378
		Total Common Stock (Cost $731,601,501)	766,619,927

Principal Amount			Value

SHORT-TERM INVESTMENTS: 18.1%
	U.S. Government Agency Obligations: 7.8%
$64,973,188	Federal Home Loan Bank Discount Note, 4.700% due 07/03/06		64,973,188
	Total U.S. Government Agency Obligations (Cost $64,973,188)		64,973,188
	Securities Lending Collateralcc 10.3%
86,302,800	The Bank of New York Institutional Cash Reserves Fund		86,302,800
	Total Securities Lending Collateral (Cost $86,302,800)		86,302,800
	Total Short-Term Investments (Cost $151,275,988)		151,275,988
	Total Investments in Securities (Cost $882,877,489)*	110.0%	$917,895,915
	Other Assets and Liabilities-Net	(10.0)	(83,154,054)
	Net Assets	100.0%	$834,741,861

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $883,690,816.

	Net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$53,937,158
	Gross Unrealized Depreciation	(19,732,059)
	Net Unrealized Appreciation	$34,205,099

See Accompanying Notes to Financial Statements

ING VAN KAMPEN	PORTFOLIO OF INVESTMENTS
EQUITY & INCOME PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Investment Type Allocation
as of June 30, 2006

(as a percent of net assets)

Common Stock	61.1%
U.S. Treasury Obligations	11.3%
Convertible Bonds	10.7%
Corporate Bonds/Notes	6.0%
U.S. Government Agency Obligations	5.9%
Preferred Stock	4.2%
Asset-Backed Securities	2.3%
Other Assets and Liabilities, Net	-1.5%
Total Assets	100.0%

Portfolio holdings are subject to change daily

Shares			Value

COMMON STOCK: 61.1%
		Advertising: 0.0%
17	@	Interpublic Group of Cos., Inc.	$142
			142
		Aerospace/Defense: 1.3%
95,580		Northrop Grumman Corp.	6,122,855
145,780		Raytheon Co.	6,497,415
			12,620,270
		Agriculture: 0.6%
83,530		Altria Group, Inc.	6,133,608
			6,133,608
		Auto Manufacturers: 0.6%
176,750	@@	Honda Motor Co., Ltd. ADR	5,624,185
			5,624,185
		Banks: 2.9%
216,256		Bank of America Corp.	10,401,914
127,800		Fifth Third BanCorp	4,722,210
96,440		PNC Financial Services Group, Inc.	6,767,195
108,450		State Street Corp.	6,299,861
			28,191,180
		Beverages: 1.5%
210,560		Coca-Cola Co.	9,058,291
74,200	@@	Diageo PLC ADR	5,012,210
			14,070,501
		Chemicals: 2.7%
400,080	@@	Bayer AG ADR	18,367,673
179,300		EI Du Pont de Nemours & Co.	7,458,880
			25,826,553
		Commercial Services: 0.0%
12,000		H&R Block, Inc.	286,320
4,159		McKesson Corp.	196,638
			482,958
		Computers: 0.2%
59,716		Hewlett-Packard Co.	1,891,803
			1,891,803
		Cosmetics/Personal Care: 0.7%
116,360		Procter & Gamble Co.	6,469,616
			6,469,616
		Diversified Financial Services: 7.9%
557,000		Charles Schwab Corp.	$8,900,860
359,980		Citigroup, Inc.	17,365,435
206,170		Freddie Mac	11,753,752
26,040		Goldman Sachs Group, Inc.	3,917,197
481,552		JPMorgan Chase & Co.	20,225,184
194,350		Merrill Lynch & Co., Inc.	13,518,986
			75,681,414
		Electric: 2.2%
158,270		American Electric Power Co., Inc.	5,420,748
11,000	@	CenterPoint Energy Resources Corp.	368,324
123,065		Entergy Corp.	8,706,849
129,420		FirstEnergy Corp.	7,015,858
			21,511,779
		Electronics: 0.4%
112,230		Applera Corp.-Applied Biosystems Group	3,630,641
			3,630,641
		Food: 2.1%
168,400	@@	Cadbury Schweppes PLC ADR	6,537,288
70,200		ConAgra Foods, Inc.	1,552,122
520,950	@@	Unilever NV	11,747,423
			19,836,833
		Healthcare-Products: 0.6%
158,674		Baxter International, Inc.	5,832,856
			5,832,856
		Insurance: 6.1%
29,600	@@	ACE Ltd	1,497,464
147,860	@@	Aegon NV	2,523,970
192,494		Chubb Corp.	9,605,451
40,950		Cigna Corp.	4,033,985
68,880		Hartford Financial Services Group, Inc.	5,827,248
414,000		Marsh & McLennan Cos., Inc.	11,132,460
58,400		MGIC Investment Corp.	3,796,000
52,100		PMI Group, Inc.	2,322,618
257,561		St. Paul Cos.	11,482,069
112,963		UnumProvident Corp.	2,048,019
73,100	@@	XL Capital Ltd	4,481,030
			58,750,314
		Internet: 1.1%
674,033	@	Symantec Corp.	10,474,473
			10,474,473
		Media: 4.9%
396,850		Clear Channel Communications, Inc.	12,282,508
109,400	@	Comcast Corp.	3,581,756
770,580		Time Warner, Inc.	13,331,034
206,225	@	Viacom, Inc.	7,391,104
349,060		Walt Disney Co.	10,471,800
			47,058,202
		Mining: 0.9%
155,450		Newmont Mining Corp.	8,227,969
			8,227,969

See Accompanying Notes to Financial Statements

ING VAN KAMPEN	PORTFOLIO OF INVESTMENTS
EQUITY & INCOME PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Miscellaneous Manufacturing: 3.0%
454,440		General Electric Co.	$14,978,342
105,530	@@	Ingersoll-Rand Co.	4,514,573
108,930	@@	Siemens AG ADR	9,457,303
			28,950,218
		Oil & Gas: 3.8%
129,080	@@	BP PLC ADR	8,985,259
186,210		ConocoPhillips	12,202,341
61,760		Exxon Mobil Corp.	3,788,976
23,500		Marathon Oil Corp.	1,957,550
147,240	@@	Royal Dutch Shell PLC ADR	9,862,135
			36,796,261
		Oil & Gas Services: 0.8%
125,580		Schlumberger Ltd.	8,176,514
			8,176,514
		Pharmaceuticals: 9.4%
278,900		Abbott Laboratories	12,162,829
555,790		Bristol-Myers Squibb Co.	14,372,729
227,810		Eli Lilly & Co.	12,591,059
103,450	@@	GlaxoSmithKline PLC ADR	5,772,510
359,700		Pfizer, Inc.	8,442,159
159,160	@@	Roche Holding AG ADR	13,129,077
96,960	@@	Sanofi-Synthelabo SA ADR	4,721,952
608,910		Schering-Plough Corp.	11,587,557
178,660		Wyeth	7,934,291
			90,714,163
		Pipelines: 0.5%
218,700		Williams Cos., Inc.	5,108,832
			5,108,832
		Retail: 1.8%
54,110	@	Kohl’s Corp.	3,198,983
85,760		McDonald’s Corp.	2,881,536
68,000	@	Office Depot, Inc.	2,584,000
184,460		Wal-Mart Stores, Inc.	8,885,438
			17,549,957
		Semiconductors: 1.2%
319,123		Intel Corp.	6,047,381
335,238		Micron Technology, Inc.	5,048,684
			11,096,065
		Telecommunications: 3.9%
79,826	@	Embarq Corp.	3,272,068
258,200	@@	France Telecom SA ADR	5,644,252
154,060		Motorola, Inc.	3,104,309
644,233		Sprint Nextel Corp.	12,878,218
382,156		Verizon Communications, Inc.	12,798,399
			37,697,246
		Total Common Stock (Cost $539,234,482)	588,404,553

PREFERRED STOCK: 4.2%
		Advertising: 0.1%
900	#,C	Interpublic Group of Cos., Inc.	762,750
			762,750
		Airlines: 0.1%
22,310	C	Continental Airlines Finance Trust II	786,428
			786,428
		Commercial Services: 0.2%
38,400	C	United Rentals Trust I	$1,824,000
			1,824,000
		Diversified Financial Services: 0.1%
24,600	@@	Lazard Ltd.	885,600
			885,600
		Federal National Mortgage Association: 0.5%
50	C	Fannie Mae	4,643,832
			4,643,832
		Healthcare-Services: 0.1%
1,600	#	Healthsouth Corp.	1,404,800
			1,404,800
		Housewares: 0.3%
73,100	C	Newell Financial Trust I	3,243,813
			3,243,813
		Insurance: 0.5%
56,850		Conseco, Inc.	1,581,567
83,650	C	Travelers Property Casualty Corp.	2,051,098
53,600	@@	XL Capital Ltd.	1,275,680
			4,908,345
		Media: 0.2%
27,920	C	Tribune Co.	1,849,979
			1,849,979
		Oil & Gas: 0.2%
17,300		Hess Corp.	2,295,710
			2,295,710
		Pharmaceuticals: 0.5%
89,650		Schering-Plough Corp.	4,512,085
			4,512,085
		Pipelines: 0.7%
1,900	#	El Paso Corp.	2,455,986
105,000	C	El Paso Energy Capital Trust I	3,804,150
			6,260,136
		Savings & Loans: 0.1%
13,600		Sovereign Capital Trust	618,800
			618,800
		Telecommunications: 0.6%
6,000	C	Lucent Technologies Capital Trust I	6,064,500
			6,064,500
		Total Preferred Stock (Cost $38,913,850)	40,060,778

Principal Amount			Value

CONVERTIBLE BONDS: 10.7%
		Aerospace/Defense: 0.4%
$ 4,225,000	C	L-3 Communications Corp., 3.000%, due 08/01/35	4,140,500
			4,140,500

See Accompanying Notes to Financial Statements

ING VAN KAMPEN	PORTFOLIO OF INVESTMENTS
EQUITY & INCOME PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Airlines: 0.3%
$1,184,000	C	American Airlines, Inc., 4.250%, due 09/23/23	$1,901,800
956,000	C	Continental Airlines, Inc., 4.500%, due 02/01/07	948,830
			2,850,630
		Biotechnology: 0.6%
4,200,000	#	Amgen, Inc., 0.375%, due 02/01/13	3,921,750
1,598,000	#	Charles River LA CRL2, 2.250%, due 06/15/13	1,540,073
210,000	C	Enzon Pharmaceuticals, Inc., 4.500%, due 07/01/08	202,388
			5,664,211
		Diversified Financial Services: 1.8%
5,800,000	C	Goldman Sachs Group, Inc., 2.000%, due 02/02/12	5,850,402
3,970,000	#,C	Goldman Sachs Group, Inc., 2.000%, due 06/29/13	3,934,667
7,800,000		Lehman Brothers Holdings, Inc., 1.500%, due 03/23/12	7,159,620
			16,944,689
		Entertainment: 0.2%
2,335,000	C	International Game Technology, 0.810%, due 01/29/33	1,885,513
			1,885,513
		Environmental Control: 0.1%
1,161,000	C	Allied Waste North America, Inc., 4.250%, due 04/15/34	1,073,925
			1,073,925
		Food: 1.1%
10,800,000	C	General Mills, Inc., 2.050%, due 10/28/22	7,749,000
7,100,000	C	Supervalu, Inc., 4.410%, due 11/02/31	2,378,500
			10,127,500
		Healthcare-Products: 0.8%
1,263,000	C	Edwards Lifesciences Corp., 3.875%, due 05/15/33	1,281,945
3,960,000	C	Medtronic, Inc., 1.250%, due 09/15/21	3,945,150
2,573,000	C	St Jude Medical, Inc., 2.800%, due 12/15/35	2,547,270
			7,774,365
		Healthcare-Services: 0.4%
125,000	+,C	Manor Care, Inc., 2.125%, due 08/01/35	140,625
3,013,000	+, #,C	Manor Care, Inc., 2.125%, due 08/01/35	3,389,625
			3,530,250
		Insurance: 0.2%
2,035,000	+,C	Conseco, Inc., 3.500%, due 09/30/35	2,172,363
			2,172,363
		Internet: 0.8%
$5,040,000	C	Amazon.com, Inc., 4.750%, due 02/01/09	$4,857,300
2,647,000	#	Symantec Corp., 0.750%, due 06/15/11	2,594,060
278,000	#	Symantec Corp., 1.000%, due 06/15/13	271,050
			7,722,410
		Media: 0.4%
2,428,000	C	EchoStar Communications Corp., 5.750%, due 05/15/08	2,391,580
1,615,000	C	Sinclair Broadcast Group, Inc., 6.000%, due 09/15/12	1,405,050
			3,796,630
		Miscellaneous Manufacturing: 0.6%
3,750,000	C	3M Co., 0.000%, due 11/21/32	3,403,125
2,700,000	C	Eastman Kodak Co., 3.375%, due 10/15/33	2,629,125
			6,032,250
		Packaging & Containers: 0.3%
2,900,000	#,C	Sealed Air Corp., 3.000%, due 06/30/33	2,798,500
			2,798,500
		Pharmaceuticals: 1.0%
3,200,000	C	ImClone Systems, Inc., 1.375%, due 05/15/24	2,872,000
4,005,000	@@,C	Teva Pharmaceutical Finance Co. BV, 1.750%, due 02/01/26	3,669,581
3,512,000	C	Watson Pharmaceuticals, Inc., 1.750%, due 03/15/23	3,099,340
			9,640,921
		Semiconductors: 0.2%
1,947,000	#	Intel Corp., 2.950%, due 12/15/35	1,647,649
803,000		Intel Corp., 2.950%, due 12/15/35	679,539
			2,327,188
		Software: 0.1%
916,000	C	Red Hat, Inc., 0.500%, due 01/15/24	997,295
			997,295
		Telecommunications: 1.4%
2,200,000		Level 3 Communications, Inc., 2.875%, due 07/15/10	2,002,000
800,000	C	Level 3 Communications, Inc., 3.500%, due 06/15/12	814,000
5,006,000	@@,C	Nortel Networks Corp., 4.250%, due 09/01/08	4,743,183
4,053,000	C	Qwest Communications International, Inc., 3.500%, due 11/15/25	6,160,560
			13,719,743
		Total Convertible Bonds (Cost $101,827,257)	103,198,883

See Accompanying Notes to Financial Statements

ING VAN KAMPEN	PORTFOLIO OF INVESTMENTS
EQUITY & INCOME PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value

CORPORATE BONDS/NOTES: 6.0%
		Advertising: 0.0%
$280,000	@@,C	WPP Finance UK Corp., 5.875%, due 06/15/14	$271,734
			271,734
		Aerospace/Defense: 0.1%
255,000	C	Raytheon Co., 6.150%, due 11/01/08	257,630
400,000	C	United Technologies Corp., 4.375%, due 05/01/10	383,306
			640,936
		Airlines: 0.1%
453,040		America West Airlines, 7.100%, due 04/02/21	466,914
125,000		Southwest Airlines Co., 5.496%, due 11/01/06	125,113
			592,027
		Auto Manufacturers: 0.0%
325,000	@@	DaimlerChrysler NA Holding Corp., 7.750%, due 01/18/11	343,389
			343,389
		Banks: 0.5%
175,000		Bank One Corp., 6.000%, due 02/17/09	176,405
750,000		Marshall & Ilsley Bank, 3.800%, due 02/08/08	728,731
270,000		Popular North America, Inc., 5.650%, due 04/15/09	267,991
125,000		Sovereign Bank, 4.000%, due 02/01/08	121,791
425,000		The Bank of New York, 3.800%, due 02/01/08	413,720
75,000		The Bank of New York, 5.200%, due 07/01/07	74,613
695,000	C	USB Capital IX, 6.189%, due 03/29/49	680,324
2,175,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	2,112,756
			4,576,331
		Beverages: 0.1%
485,000	@@,#	FBG Finance Ltd., 5.125%, due 06/15/15	445,102
445,000	#,C	Miller Brewing Co., 4.250%, due 08/15/08	432,265
			877,367
		Biotechnology: 0.4%
3,537,000	C	Medimmune, Inc., 1.000%, due 07/15/23	3,545,843
			3,545,843
		Computers: 0.0%
280,000	C	Hewlett-Packard Co., 5.339%, due 05/22/09	280,231
			280,231
		Diversified Financial Services: 2.1%
15,000		AIG Credit Card, 4.625%, due 09/01/10	14,377
$970,000	#	AIG SunAmerica Global Financing, 6.300%, due 05/10/11	$992,192
4,100,000	+, C	American Express Co., 1.850%, due 12/01/33	4,217,875
705,000		American General Finance Corp., 4.625%, due 05/15/09	684,903
690,000		Caterpillar Financial Services Corp., 3.625%, due 11/15/07	671,857
125,000		CIT Group, Inc., 2.875%, due 09/29/06	124,254
100,000		CIT Group, Inc., 3.650%, due 11/23/07	97,262
305,000		CIT Group, Inc., 4.750%, due 08/15/08	299,333
100,000		CIT Group, Inc., 7.375%, due 04/02/07	101,264
425,000		Citigroup, Inc., 6.500%, due 01/18/11	438,614
645,000		Countrywide Home Loans, Inc., 3.250%, due 05/21/08	617,403
200,000	C	Equitable Co., 6.500%, due 04/01/08	201,950
600,000	#	Farmers Exchange Capital, 7.050%, due 07/15/28	575,683
250,000		General Electric Capital Corp., 4.250%, due 12/01/10	236,921
175,000		General Electric Capital Corp., 4.750%, due 09/15/14	163,786
250,000		General Electric Capital Corp., 5.875%, due 02/15/12	251,624
270,000	C	General Electric Capital Corp., 6.750%, due 03/15/32	289,111
3,500,000		Goldman Sachs Group, Inc., 0.250%, due 08/30/08	3,608,045
310,000		Goldman Sachs Group, Inc., 5.250%, due 10/15/13	297,477
125,000		Household Finance Corp., 4.125%, due 12/15/08	120,871
150,000		Household Finance Corp., 6.400%, due 06/17/08	152,064
50,000		Household Finance Corp., 8.000%, due 07/15/10	53,946
160,000		HSBC Finance Corp., 4.125%, due 11/16/09	152,400
775,000		HSBC Finance Corp., 6.750%, due 05/15/11	804,769
75,000	#	John Hancock Global Funding, 7.900%, due 07/02/10	81,491
425,000		JPMorgan Chase & Co., 6.750%, due 02/01/11	442,173
400,000	@@,#,C	Mantis Reef Ltd., 4.692%, due 11/14/08	387,913
510,000		MBNA Corp., 5.580%, due 05/05/08	513,942
580,000	@@,#	Nationwide Building Society, 4.250%, due 02/01/10	552,677
455,000	C	Residential Capital Corp., 6.375%, due 06/30/10	449,196
380,000		SLM Corp., 4.000%, due 01/15/10	359,157
435,000		SLM Corp., 5.000%, due 10/01/13	410,560
215,000		Textron Financial Corp., 4.125%, due 03/03/08	209,552

See Accompanying Notes to Financial Statements

ING VAN KAMPEN	PORTFOLIO OF INVESTMENTS
EQUITY & INCOME PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Diversified Financial Services (continued)
$480,000		Textron Financial Corp., 5.125%, due 02/03/11	$468,007
355,000	@@,#,C	Two-Rock Pass Through, 6.102%, due 02/11/50	349,824
690,000	#	Xlliac Global Funding, 4.800%, due 08/10/10	663,287
			20,055,760
		Electric: 0.6%
435,000		Ameren Corp., 4.263%, due 05/15/07	429,296
500,000	C	Arizona Public Service Co., 5.800%, due 06/30/14	484,070
80,000	C	Arizona Public Service Co., 6.750%, due 11/15/06	80,255
485,000	C	Carolina Power & Light, 5.125%, due 09/15/13	463,349
385,000	CC	Funding Trust I, 6.900%, due 02/16/07	387,218
260,000	C	Cincinnati Gas & Electric Co., 5.700%, due 09/15/12	255,148
110,000	C	Consumers Energy Co., 4.000%, due 05/15/10	102,497
175,000	C	Consumers Energy Co., 4.800%, due 02/17/09	170,282
190,000	C	Detroit Edison Co., 6.125%, due 10/01/10	191,667
370,000	C	Duquesne Light Co., 5.700%, due 05/15/14	361,647
245,000	C	Entergy Gulf States, Inc., 3.600%, due 06/01/08	234,164
170,000	C	Entergy Gulf States, Inc., 5.631%, due 12/01/09	168,365
235,000	C	Nisource Finance Corp., 5.764%, due 11/23/09	235,472
430,000	C	Ohio Power Co., 6.000%, due 06/01/16	424,800
190,000	C	Pacific Gas & Electric Co., 6.050%, due 03/01/34	179,907
518,000	C	Pacific Gas & Electric Co., 9.500%, due 06/30/10	1,479,538
300,000	C	Wisconsin Electric Power, 3.500%, due 12/01/07	291,375
			5,939,050
		Electrical Components & Equipment: 0.1%
365,000	C	Cooper Industries, Inc., 5.250%, due 11/15/12	353,433
280,000	@@,#	LG Electronics, Inc., 5.000%, due 06/17/10	265,945
			619,378
		Environmental Control: 0.0%
150,000	C	Waste Management, Inc., 7.375%, due 08/01/10	158,363
			158,363
		Food: 0.1%
205,000	C	ConAgra Foods, Inc., 7.000%, due 10/01/28	209,044
190,000	C	ConAgra Foods, Inc., 8.250%, due 09/15/30	219,567
$335,000	C	Fred Meyer Inc., 7.450%, due 03/01/08	$343,354
			771,965
		Gas: 0.0%
300,000		Sempra Energy, 4.621%, due 05/17/07	297,139
			297,139
		Healthcare-Services: 0.0%
430,000		WellPoint, Inc., 3.750%, due 12/14/07	417,956
95,000	C	WellPoint, Inc., 4.250%, due 12/15/09	90,685
			508,641
		Insurance: 0.2%
225,000	#	Farmers Insurance Exchange, 8.625%, due 05/01/24	250,237
735,000	C	Marsh & McLennan Cos., Inc., 5.375%, due 07/15/14	685,433
250,000		Nationwide Financial Services, 6.250%, due 11/15/11	254,273
275,000	C	Platinum Underwriters Finance, Inc., 7.500%, due 06/01/17	270,267
370,000	@@	Platinum Underwriters Holdings Ltd., 6.371%, due 11/16/07	366,585
490,000		St. Paul Travelers Cos., Inc., 5.010%, due 08/16/07	484,537
			2,311,332
		Lodging: 0.1%
700,000	C	Harrah’s Operating Co., Inc., 5.625%, due 06/01/15	648,551
205,000		Harrah’s Operating Co., Inc., 6.500%, due 06/01/16	200,107
340,000	#,C	Hyatt Equities LLC, 6.875%, due 06/15/07	342,096
			1,190,754
		Media: 0.2%
755,000	C	Comcast Cable Communications, 6.750%, due 01/30/11	779,867
220,000	C	News America, Inc., 6.400%, due 12/15/35	204,122
220,000		News America, Inc., 7.280%, due 06/30/28	223,025
440,000	#,C	Viacom, Inc., 6.875%, due 04/30/36	425,940
			1,632,954
		Packaging & Containers: 0.1%
560,000	#,C	Sealed Air Corp., 5.625%, due 07/15/13	534,344
			534,344
		Pharmaceuticals: 0.4%
3,890,000	C	Omnicare, Inc., 3.250%, due 12/15/35	3,544,763
207,000	C	Valeant Pharmaceuticals International, 4.000%, due 11/15/13	180,090
			3,724,853

See Accompanying Notes to Financial Statements

ING VAN KAMPEN	PORTFOLIO OF INVESTMENTS
EQUITY & INCOME PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Pipelines: 0.2%
$350,000	C	Consolidated Natural Gas Co., 5.000%, due 12/01/14	$322,490
285,000	C	Consolidated Natural Gas Co., 6.250%, due 11/01/11	288,109
160,000	C	Kinder Morgan Ener Part, 5.125%, due 11/15/14	146,308
140,000	C	Panhandle Eastern Pipe Line, 2.750%, due 03/15/07	137,040
435,000	#, C	Plains All American Pipeline LP/PAA Finance Corp., 6.700%, due 05/15/36	425,343
215,000	C	Texas Eastern Transmission LP, 7.000%, due 07/15/32	230,525
			1,549,815
		Real Estate: 0.1%
415,000	@@	Brascan Corp., 7.125%, due 06/15/12	437,729
225,000	C	EOP Operating LP, 7.875%, due 07/15/31	247,664
709,748	#	World Financial Properties, 6.910%, due 09/01/13	732,557
			1,417,950
		Retail: 0.0%
10,000	C	Federated Department Stores, 6.900%, due 04/01/29	10,039
290,000	C	Ltd Brands, 6.950%, due 03/01/33	277,297
185,000	C	Yum! Brands, Inc., 8.875%, due 04/15/11	206,245
			493,581
		Savings & Loans: 0.1%
225,000		Washington Mutual Bank, 5.500%, due 01/15/13	218,689
430,000		Washington Mutual, Inc., 8.250%, due 04/01/10	461,447
			680,136
		Semiconductors: 0.1%
825,000	C	Teradyne, Inc., 3.750%, due 10/15/06	822,938
			822,938
		Telecommunications: 0.3%
260,000	@@	Deutsche Telekom International Finance BV, 8.250%, due 06/15/30	301,029
480,000	@@,C	France Telecom SA, 8.500%, due 03/01/31	579,223
270,000	C	SBC Communications, Inc., 6.150%, due 09/15/34	248,581
185,000	C	Sprint Capital Corp., 8.750%, due 03/15/32	223,728
630,000	@@,C	Telecom Italia Capital SA, 4.000%, due 01/15/10	590,013
250,000	@@,C	Telefonica Europe BV, 8.250%, due 09/15/30	283,152
410,000	@@	Vodafone Group PLC, 5.590%, due 12/28/07	410,080
			2,635,806
		Textiles: 0.0%
$227,000	C	Mohawk Industries, Inc., 7.200%, due 04/15/12	$234,220
			234,220
		Transportation: 0.1%
470,000	C	Burlington Northern Santa Fe Corp., 6.125%, due 03/15/09	475,386
250,000		FedEx Corp., 2.650%, due 04/01/07	244,156
140,000		Norfolk Southern Corp., 7.350%, due 05/15/07	141,876
585,000		Union Pacific Corp., 6.625%, due 02/01/08	592,879
			1,454,297
		Total Corporate Bonds/Notes (Cost $59,983,897)	58,161,134

U.S. TREASURY OBLIGATIONS: 11.3%
		U.S. Treasury STRIP: 0.1%
3,100,000		8.970%, due 05/15/25	1,140,679
			1,140,679
		U.S. Treasury Bonds: 2.2%
475,000		5.500%, due 08/15/28	488,174
3,035,000		6.125%, due 08/15/29	3,375,491
1,325,000		6.250%, due 05/15/30	1,501,184
1,410,000		6.375%, due 08/15/27	1,600,901
2,850,000		7.625%, due 02/15/25	3,620,392
4,125,000		8.125%, due 08/15/21	5,318,998
1,925,000		8.750%, due 08/15/20	2,578,599
2,200,000		9.000%, due 11/15/18	2,940,782
			21,424,521
		U.S. Treasury Notes: 9.0%
13,500,000		2.750%, due 08/15/07	13,138,254
9,750,000		3.000%, due 11/15/07	9,469,307
9,750,000		4.000%, due 09/30/07	9,607,562
3,250,000		4.000%, due 02/15/14	3,020,215
27,140,000		4.250%, due 08/15/13	25,757,570
4,150,000		4.250%, due 11/15/13	3,928,560
22,125,000		4.500%, due 02/28/11	21,580,526
			86,501,994
		Total U.S. Treasury Obligations (Cost $110,816,369)	109,067,194

ASSET-BACKED SECURITIES: 2.3%
		Automobile Asset Backed Securities: 1.6%
1,175,000	C	Capital Auto Receivables Asset Trust, 4.050%, due 07/15/09	1,158,121
400,000	C	Capital Auto Receivables Asset Trust, 5.030%, due 10/15/09	396,543
900,000	C	Daimler Chrysler Auto Trust, 4.040%, due 09/08/09	888,199
425,000	C	Ford Credit Auto Owner Trust, 4.170%, due 01/15/09	420,873
650,000	C	Ford Credit Auto Owner Trust, 5.050%, due 03/15/10	644,792
1,175,000	C	Harley-Davidson Motorcycle Trust, 3.760%, due 12/17/12	1,146,091

See Accompanying Notes to Financial Statements

ING VAN KAMPEN	PORTFOLIO OF INVESTMENTS
EQUITY & INCOME PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount				Value
		Automobile Asset Backed Securities (continued)
$825,000	C	Harley-Davidson Motorcycle Trust, 4.070%, due 02/15/12		$800,856
1,000,000	C	Harley-Davidson Motorcycle Trust, 4.410%, due 06/15/12		980,283
600,000	#,C	Hertz Vehicle Financing LLC, 4.930%, due 02/25/10		589,868
325,000	C	Honda Auto Receivables Owner Trust, 3.930%, due 01/15/09		320,820
800,000	C	Honda Auto Receivables Owner Trust, 4.850%, due 10/19/09		792,378
1,275,000	C	Merrill Auto Trust Securitization, 4.100%, due 08/25/09		1,255,092
1,300,000	C	Nissan Auto Receivables Owner Trust, 3.990%, due 07/15/09		1,280,956
392,553	C	USAA Auto Owner Trust, 3.160%, due 02/17/09		388,020
680,000	C	USAA Auto Owner Trust, 3.580%, due 02/15/11		665,046
1,000,000	C	USAA Auto Owner Trust, 3.900%, due 07/15/09		988,143
425,000	C	Volkswagen Auto Lease Trust, 3.820%, due 05/20/08		421,543
625,000	C	Wachovia Auto Owner Trust, 4.060%, due 09/21/09		616,124
825,000	C	Wachovia Auto Owner Trust, 4.790%, due 04/20/10		816,227
280,273	C	World Omni Auto Receivables Trust, 3.290%, due 11/12/08		277,859
				14,847,834
		Credit Card Asset Backed Securities: 0.1%
1,200,000	C	MBNA Credit Card Master Note Trust, 2.700%, due 09/15/09		1,174,823
				1,174,823
		Other Asset Backed Securities: 0.6%
850,000	C	Caterpillar Financial Asset Trust, 3.900%, due 02/25/09		838,498
1,125,000	C	Caterpillar Financial Asset Trust, 5.570%, due 05/25/10		1,124,895
267,151	C	CIT Equipment Collateral, 3.500%, due 09/20/08		262,855
400,000	C	CNH Equipment Trust, 4.020%, due 04/15/09		394,856
1,525,000	C	CNH Equipment Trust, 4.270%, due 01/15/10		1,498,804
1,050,000	#,C	GE Equipment Small Ticket LLC, 4.380%, due 07/22/09		1,035,409
1,000,000	#,C	GE Equipment Small Ticket LLC, 4.880%, due 10/22/09		990,211
				6,145,528
		Total Asset-Backed Securities (Cost $22,458,929)		22,168,185
		Total Long-Term Investments (Cost $873,234,784)		921,060,727

SHORT-TERM INVESTMENT: 5.9%
		U.S Government Agency Obligation: 5.9%
$57,000,000		Federal Home Loan Bank Discount Note, 4.950%, due 07/03/06		$56,976,487
		Total U.S. Government Agency Obligation (Cost $56,976,487)		56,976,487
		Total Short-Term Investment (Cost $56,976,487)		56,976,487

		Total Investments In Securities (Cost $930,211,271)*	101.5%	$978,037,214
		Other Assets and Liabilities-Net	(1.5)	(14,006,698)
		Net Assets	100.0%	$964,030,516

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
STRIP	Separate Trading of Registered Interest and Principal of Securities
+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
*	Cost for federal income tax purposes is $936,813,674.

Net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$63,626,639
	Gross Unrealized Depreciation	(22,403,099)
	Net Unrealized Appreciation	$41,223,540

See Accompanying Notes to Financial Statements

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

Section 15 of the Investment Company Act of 1940 (the “1940 Act”) mandates that, when a series of ING Partners, Inc. (“IPI”) enters into new advisory or sub-advisory arrangements, the Board of Directors (the “Board”) of IPI, including a majority of the Directors who have no direct or indirect interest in the Investment Advisory Agreements and Investment Sub-Advisory Agreements governing those arrangements, and who are not “interested persons” of the series, as such term is defined under the 1940 Act (the “IPI Non-Interested Directors”), must approve those Investment Advisory and Investment Sub-Advisory Agreements. Therefore, in order for a new series of IPI to be launched, the Board must approve an Investment Advisory Agreement and Investment Sub-Advisory Agreement for that series prior to the commencement of its operations.

At meetings held during 2005 and 2006 (the “Meetings”), the Board considered the approval of new Investment Advisory and Investment Sub-Advisory Agreements for eight new series of IPI (the “Portfolios”) that commenced operations during the first half of 2006. More particularly, at the Board’s meeting held on July 21, 2005, it considered for approval the Investment Advisory and Investment Sub-Advisory Agreements for ING Templeton Foreign Equity Portfolio; at its September 15, 2005 meeting, the Board considered the Agreements for ING Baron Asset Portfolio, ING Lord Abbett U.S. Government Securities Portfolio, ING Neuberger Berman Partners Portfolio, ING Neuberger Berman Regency Portfolio and ING Pioneer High Yield Portfolio; at a meeting held on November 10, 2005, the Board considered for approval the Investment Advisory and Investment Sub-Advisory Agreements for ING UBS U.S. Small Cap Portfolio; and at a meeting that took place on January 19, 2006, the Board considered whether to approve the Agreements for ING Columbia Small Cap Value II Portfolio.

At the Meetings, the Board voted to approve the Investment Advisory and Investment Sub-Advisory Agreements for each of the Portfolios for initial terms that end on November 30, 2007. In reaching these decisions, the Board took into account information furnished throughout the year at regular Board meetings with respect to ING Life Insurance and Annuity Company (“ILIAC”), the investment adviser to the Portfolios, and certain of the Portfolios’ sub-advisers (“Sub-Advisers”), as well as information prepared specifically in connection with their deliberations with respect to the approval of the advisory and sub-advisory arrangements for the Portfolios. The Board’s determination took into account a number of factors that its members believed, in light of the legal advice furnished to them by Kirkpatrick & Lockhart Nicholson Graham LLP (“K&LNG”), their independent legal counsel, and their own business judgment, to be relevant. Further, while the Investment Advisory Agreement and Investment Sub-Advisory Agreement for each Portfolio were considered at the same Meeting, the Directors considered each Portfolio’s advisory and sub-advisory relationships separately.

Provided below is a discussion of certain factors the Board took into account at the Meetings in considering the new advisory and sub-advisory arrangements for the Portfolios. While the Board gave its attention to the information furnished, at its request, that was most relevant to its deliberation, discussed below are a number of the primary factors relevant to the Board’s consideration as to whether to approve the Investment Advisory and Investment Sub-Advisory Agreements for the Portfolios’ initial terms ending November 30, 2007. Each Director may have accorded different weight to the various factors in reaching his or her conclusions with respect to the Portfolios’ advisory and sub-advisory arrangements.

Overview of the Contract Approval Process

In 2003, the Board determined to undertake steps to further enhance the process under which the Board determines whether to approve new advisory and sub-advisory arrangements. Among the measures the Board implemented was to retain the services of an independent consultant with experience in the mutual fund industry to assist the IPI Non-Interested Directors in working with the personnel employed by ILIAC or its affiliates who administer the Portfolios (“Management”) to identify the types of information presented to the Directors when considering advisory and sub-advisory relationships and to establish the format in which the information requested by the Board in this context is provided to the Board. The end result was the implementation of the current process relied upon by the Board to analyze information in connection with its review and approval of new advisory and sub-advisory relationships.

Since this process was implemented, the Board has continuously reviewed and refined the process. In addition, the Board established a Contracts Committee and two Investment Review Committees. The type and format of the information provided to the Board or its counsel to inform deliberations with respect to Investment Advisory and Investment Sub-Advisory Agreements has been codified in IPI’s 15(c) Methodology Guide (the “Methodology Guide”). The Methodology Guide was developed under the direction of the Board, and sets out a written

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

blueprint under which the Board requests certain information necessary to facilitate a thorough and informed review in connection with deliberations regarding advisory and sub-advisory relationships. Management provides certain portfolio-specific information to the Board based on the Methodology Guide through “Fund Analysis and Comparison Tables” or “FACT” sheets prior to the Board’s review of new Investment Advisory and Investment Sub-Advisory Agreements.

On its own and as part of a regular ongoing process, the Board’s Contracts Committee recommends or considers recommendations from Management for refinements and other changes to the Methodology Guide. The Investment Review Committees also meet regularly with ILIAC. The Board also may meet periodically with the Portfolios Sub-Advisers, particularly those that already provided services to other funds (“Funds” or “ING Funds”) in the ING Funds complex prior to the implementation of the new sub-advisory arrangements for the Portfolios. The Board employed its process for reviewing contracts when considering whether to approve Investment Advisory and Investment Sub-Advisory Agreements for the Portfolios.

Nature, Extent and Quality of Service

In determining whether to approve the Investment Advisory and Investment Sub-Advisory Agreements for the Portfolios for their initial terms ending November 30, 2007, the Board received and evaluated such information as it deemed necessary regarding the nature, extent and quality of services to be provided to the Portfolios by ILIAC and the proposed Sub-Advisers. This included information about ILIAC and certain Sub-Advisers provided throughout the year at regular Board meetings in the context of their services to other Funds in the ING Funds complex, as well as information furnished for the Meetings.

The materials requested by and provided to the Board and/or its legal counsel prior to each of the relevant Meetings included the following items: (1) FACT sheets for each Portfolio that provide information about the proposed expenses of the Portfolio and other, similarly managed funds in a selected peer group (“Selected Peer Group”), as well as information about the Portfolio’s proposed objectives and strategies; (2) responses to a detailed series of questions from K&LNG, legal counsel to the IPI Non-Interested Directors; (3) copies of each form of proposed Investment Advisory Agreement and Investment Sub-Advisory Agreement; (4) drafts of narrative summaries addressing key factors the Board could consider in determining whether to approve the new Investment Advisory and Investment Sub-Advisory Agreements; and (5) other information relevant to the Board’s evaluations.

In arriving at its conclusions with respect to the advisory arrangements with ILIAC, the Board was mindful of the “manager-of-managers” platform of the ING Funds. The Board considered the techniques that ILIAC developed, in response to the direction of the Board, to screen and perform due diligence on Sub-Advisers that are recommended to the Board to manage the Funds in the ING Funds complex.

The Board reviewed the level of staffing, quality and experience of each Portfolio’s proposed portfolio management team. The Board took into account the respective resources and reputations of ILIAC and the proposed Sub-Advisers to the Portfolios, and evaluated the ability of ILIAC and the Sub-Advisers to attract and retain qualified investment advisory personnel.

Based on their deliberations and the materials presented to them, the Board concluded that the advisory and related services to be provided by ILIAC and the proposed Sub-Advisers, as applicable, would be appropriate in light of the Portfolios’ anticipated operations, the competitive landscape of the investment company business, and investor needs, and that the nature and quality of the overall services provided by ILIAC and the Sub-Advisers would be appropriate.

Economies of Scale

In considering the reasonableness of the proposed advisory fees, the Board considered whether economies of scale will be realized by ILIAC as a Portfolio grows larger and the extent to which this is reflected in the level of advisory fee rates to be charged. In this regard, the Board noted any breakpoints in advisory fee schedules that may result in a lower advisory fee in the future when a Portfolio achieves sufficient asset levels to receive a breakpoint discount. In the case of sub-advisory fees, the Board considered that any breakpoints would inure to the benefit of ILIAC, except to the extent that these savings are passed through in the form of breakpoints on advisory fees that would result in savings to a Portfolio. For Portfolios that would not have breakpoint discounts

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

on advisory fees, but would benefit from limitations on their expense ratios, the Board also considered the extent to which economies of scale could effectively be realized through such expense limits.

Fee Rates and Profitability

The Board reviewed and considered the proposed contractual investment advisory fee rate, combined with any applicable administrative fee rate, payable by each Portfolio to ILIAC. The Board also considered the proposed contractual sub-advisory fee rates payable by ILIAC to the Sub-Advisers for sub-advisory services.

The Board considered the fee structures of the Portfolios as they relate to the services to be provided under the Agreements, and the potential fall-out benefits to ILIAC and the Sub-Advisers, and their respective affiliates, from their association with the Portfolios. For each Portfolio, the Board determined that the fees payable to ILIAC and the Portfolio’s Sub-Adviser are reasonable for the services, which were considered in light of the nature and quality of the services that each is expected to perform through the initial term ending November 30, 2007.

For each Portfolio, the Board considered information on estimated revenues, costs and profits for ILIAC projected for the first two years of the Portfolio’s operations. In analyzing the projected profitability of ILIAC in connection with its services to a Portfolio, the Board took into account the sub-advisory fee rate payable by ILIAC to the Portfolio’s proposed Sub-Adviser.

The Board also considered information that it requested and was provided by Management with respect to the profitability of service providers affiliated with ILIAC. As the proposed Sub-Advisers are not affiliated with ILIAC, the Board gave less weight to profitability considerations for the Sub-Advisers or did not view this data as imperative to its deliberations, given the arms-length nature of the relationship between ILIAC and an unaffiliated Sub-Adviser with respect to the negotiation of sub-advisory fees.

The Board determined that it had requested and received sufficient information to gain a reasonable understanding regarding ILIAC’s profitability. The Board also recognized that profitability analysis is not an exact science and there is no uniform methodology for determining profitability for this purpose. In this context, the Board realized that Management’s calculations regarding its costs incurred in establishing the infrastructure necessary for a Portfolio’s operations may not be fully reflected in the expenses allocated to the Portfolio in determining profitability, and that the information presented may not portray all of the costs borne by Management nor capture Management’s entrepreneurial risk associated with offering and managing a mutual fund complex in today’s regulatory environment.

Based on the information on revenues, costs, and ILIAC’s profitability considered by the Board, after considering the factors described in this section the Board concluded that the profits, if any, to be realized by ILIAC would not be excessive.

Portfolio-by-Portfolio Analysis

The following paragraphs outline certain of the specific factors that the Board considered, and the conclusions reached, at the Meetings in relation to approving the Investment Advisory and Investment Sub-Advisory Agreements for the Portfolios’ initial terms ending November 30, 2007. These specific factors are in addition to those considerations discussed above. Each Portfolio’s proposed advisory fee and estimated expense ratio were compared to the fees and expense ratios of the funds in its Selected Peer Group.

ING Baron Asset Portfolio

In determining whether to approve the Investment Advisory and Investment Sub-Advisory Agreements for ING Baron Asset Portfolio (“Baron Asset Portfolio”), the Board received and evaluated such information as it deemed necessary for an informed determination of whether each Agreement, and the proposed policies and procedures for Baron Asset Portfolio, should be approved for the Portfolio. The materials provided to the Board and/or its legal counsel in support of the proposed advisory and sub-advisory arrangements included the following: (1) a memorandum presenting Management’s rationale for requesting the launch of the new Portfolio that discusses, among other things, the performance of Baron Asset Management Company, Inc. (“BAMCO”) in managing a similar fund, with such performance being compared against the Portfolio’s Morningstar Category Average and proposed primary benchmark; (2) information about the Portfolio’s proposed investment portfolio, objective and

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

strategies; (3) FACT sheets for the Portfolio that provide information about the performance of a fund managed by BAMCO in a style substantially similar to that in which Baron Asset Portfolio would be managed compared against the Portfolio’s Selected Peer Group and its Morningstar Category Median; (4) responses from ILIAC to questions posed by K&LNG, independent legal counsel, on behalf of the IPI Non-Interested Directors; (5) supporting documentation, including copies of the forms of Investment Advisory and Investment Sub-Advisory Agreements for the Portfolio; and (6) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by ILIAC in the context of ILIAC’s oversight of other sub-advisers managing Funds in the ING Funds complex, and by BAMCO in connection with its management of other Funds in the complex.

At its September 15, 2005 meeting, the Board received and evaluated the report of the Domestic Equity Funds Investment Review Committee, which had met with the proposed managers to the new Portfolio. The Board also considered that the Portfolio would be subject to the standard policies and procedures of IPI previously approved by the Board for other series of IPI and approved in accordance with Rule 38a-1 under the 1940 Act. The Board also noted that, in managing the Portfolio, ILIAC and BAMCO would be subject to procedures adopted pursuant to Rule 206(4)-7 under the Investment Advisers Act of 1940, which had been previously approved by the Board in connection with other Funds in the ING Funds complex.

The Board’s consideration of whether to approve the Investment Advisory Agreement with ILIAC on behalf of the Portfolio took into account factors that included the following: (1) the nature and quality of the services to be provided by ILIAC to Baron Asset Portfolio under the proposed Investment Advisory Agreement; (2) ILIAC’s experience as a manager-of-managers overseeing sub-advisers to other Funds within the ING Funds complex; (3) ILIAC’s strength and reputation within the industry; (4) the fairness of the compensation under the Investment Advisory Agreement with a level fee that does not include breakpoints, taking into account the services to be provided to Baron Asset Portfolio and the sub-advisory fees payable by ILIAC to BAMCO; (5) the pricing structure (including the expense ratio to be borne by shareholders) of Baron Asset Portfolio, as compared to other similarly-managed funds the Portfolio’s Selected Peer Group, including Management’s analysis that (a) the proposed advisory fee rate for Baron Asset Portfolio is above the median and the average advisory fees of the funds in the Portfolio’s Selected Peer Group, and (b) the proposed expense ratio for Baron Asset Portfolio is above the median and average expense ratios for the funds in the Portfolio’s Selected Peer Group; (6) the projected profitability of ILIAC when sub-advisory fees payable by ILIAC to BAMCO are taken into account; (7) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ILIAC, including its management team’s expertise in the management of other Funds in the ING Funds complex; (8) ILIAC’s compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with their oversight of other Funds in the ING Funds complex; (9) the information that had been provided by ILIAC at regular Board meetings, and in anticipation of the Board’s September 2005 meeting, with respect to its capabilities as a manager-of-managers; and (10) “fall-out benefits” to ILIAC and its affiliates that were anticipated to arise from ILIAC’s management of Baron Asset Portfolio.

In analyzing the pricing structure of Baron Asset Portfolio, the Board took into account Management’s representations that the level of the Portfolio’s advisory fee and expense ratio reflects the favorable long-term track record of BAMCO in managing another fund managed in manner substantially similar to that in which the Portfolio would be managed. The Board also considered that the level of Baron Asset Portfolio’s advisory fee and expense ratio reflects that the availability of mid-capitalization capacity in the current market is increasingly scarce, leading to higher sub-advisory fees for mid-capitalization investment mandates.

In reviewing the Investment Sub-Advisory Agreement with BAMCO, the Board considered a number of factors, including, but not limited to, the following: (1) ILIAC’s view of the reputation of BAMCO as a manager to similar funds; (2) BAMCO’s strength and reputation in the industry; (3) the nature and quality of the services to be provided by BAMCO under the proposed Investment Sub-Advisory Agreement; (4) the prior performance of another fund sub-advised by BAMCO in a style similar to that in which Baron Asset Portfolio would be managed, compared to the relevant index and category rankings and averages; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of BAMCO, including its management team’s expertise in the management of a similar fund in a mid-cap style, and its fit among the stable

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

of managers in the ING Funds line-up; (6) the fairness of the compensation under the proposed Investment Sub-Advisory Agreement in light of the services to be provided by BAMCO as Baron Asset Portfolio’s sub-adviser; (7) the costs for the services to be provided by BAMCO; (8) BAMCO’s operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws, which had previously been approved by the Board as part of its oversight of another Fund in the ING Funds complex, ING Baron Small Cap Growth Portfolio, a series of IPI; (9) BAMCO’s financial condition; (10) the appropriateness of the selection of BAMCO in light of Baron Asset Portfolio’s proposed investment objective and prospective investor base and its ability to deliver capacity in the mid-cap sector; and (11) BAMCO’s Code of Ethics, which has previously been approved for ING Baron Small Cap Growth Portfolio and related procedures for complying with that Code.

After its deliberation, the Board reached the following conclusions: (1) ING Baron Asset Portfolio’s proposed advisory fee rate is reasonable in the context of all factors considered by the Board; (2) the Portfolio’s estimated expense ratio is reasonable in the context of all factors considered by the Board; (3) the sub-advisory fee rate payable by ILIAC to BAMCO is reasonable in the context of all factors considered by the Board; and (4) each of ILIAC and BAMCO maintains an appropriate compliance program, with this conclusion based upon the Board’s previous and ongoing review of the compliance program. Based on these conclusions and other factors, the Board voted to approve the Investment Advisory and Investment Sub-Advisory Agreements for ING Baron Asset Portfolio. During its deliberations, different Board members may have given different weight to different individual factors and related conclusions.

ING Columbia Small Cap Value II Portfolio

In determining whether to approve the Investment Advisory and Investment Sub-Advisory Agreements for ING Columbia Small Cap Value II Portfolio (“Columbia Small Cap Value”), the Board received and evaluated such information as it deemed necessary for an informed determination of whether each Agreement, and the proposed policies and procedures for Columbia Small Cap Value, should be approved. The materials provided to the Board and/or its legal counsel in support of the proposed advisory and sub-advisory arrangements included the following: (1) a memorandum presenting Management’s rationale for requesting the launch of Columbia Small Cap Value that discusses, among other things, the hypothetical performance of Columbia Management Advisors, LLC (“Columbia”) in managing a fund similar to the Portfolio, with such performance being compared against the Portfolio’s Morningstar Category Average and proposed primary benchmark; (2) information about the Portfolio’s proposed investment objective and strategies and anticipated portfolio characteristics; (3) FACT sheets for the Portfolio that compare the performance of a similarly-managed fund against that of the Portfolio’s Selected Peer Group and its Morningstar Category Median; (4) responses from ILIAC and Columbia to questions posed by K&LNG, independent legal counsel, on behalf of the IPI Non-Interested Directors; (5) supporting documentation, including copies of the forms of Investment Advisory and Investment Sub-Advisory Agreements for Columbia Small Cap Value; and (6) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by ILIAC in the context of ILIAC’s oversight of other sub-advisers managing Funds in the ING Funds complex.

At its January 19, 2006 meeting, the Board received and evaluated the report of the Domestic Equity Funds Investment Review Committee, which had met with the proposed managers to the new Portfolio. The Board considered that Columbia Small Cap Value would be subject to the standard policies and procedures of IPI previously approved by the Board for other series of IPI and approved in accordance with Rule 38a-1 under the 1940 Act. The Board also noted that, in managing Columbia Small Cap Value, ILIAC would be subject to procedures adopted pursuant to Rule 206(4)-7 under the Investment Advisers Act of 1940 that had been previously approved by the Board in connection with other Funds. In the case of Columbia, the Board considered, among other things, a representation from IPI’s Chief Compliance Officer that he was in the process of completing his review of Columbia’s written policies and procedures, and, based upon his analysis to date, these policies and procedures appear reasonably designed to prevent violation of the Federal securities laws.

The Board’s consideration of whether to approve the Investment Advisory Agreement with ILIAC on behalf of Columbia Small Cap Value took into account several factors including, but not limited to, the following: (1) the nature and quality of the services to be provided by ILIAC to Columbia Small Cap Value under the proposed Investment Advisory Agreement; (2) ILIAC’s experience as a manager-of-managers overseeing sub-advisers to

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

other Funds within the ING Funds complex; (3) ILIAC’s strength and reputation within the industry; (4) the fairness of the compensation under the proposed Investment Advisory Agreement in light of the services to be provided to Columbia Small Cap Value and taking into account the sub-advisory fees payable by ILIAC to Columbia; (5) the economies of scale benefits to the Portfolio and its shareholders from breakpoint discounts applicable to the Fund’s advisory fee, which result in lower fees at higher asset levels, taking into account that it would take time to reach these discounts after the Portfolio is launched; (6) the pricing structure (including the estimated expense ratio to be borne by shareholders) of Columbia Small Cap Value, as compared to other similarly-managed funds in its Selected Peer Group, including Management’s analysis that: (a) the proposed management fee (inclusive of the advisory fee and a 0.10% administration fee) is above the median and average management fees of the funds in Columbia Small Cap Value’s Selected Peer Group; and (b) the estimated expense ratio for Columbia Small Cap Value is above the median and average expense ratios of the funds in Columbia Small Cap Value’s Selected Peer Group; (7) the projected profitability of ILIAC when sub-advisory fees payable by ILIAC to Columbia are taken into account; (8) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ILIAC, including its management team’s expertise in the management of other Funds in the ING Funds complex; (9) ILIAC’s compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with their oversight of other Funds in the ING Funds complex; (10) the information that had been provided by ILIAC at regular Board meetings, and in anticipation of the Board’s January 2006 meeting, with respect to its capabilities as a manager-of-managers; and (11) “fall-out benefits” to ILIAC and its affiliates that were anticipated to arise from ILIAC’s management of Columbia Small Cap Value.

In analyzing the pricing structure of Columbia Small Cap Value, the Board took into account Management’s representations that the level of the Portfolio’s advisory fee and expense ratio reflects that availability of small-capitalization capacity in the current market is increasingly scarce, leading to higher sub-advisory fees for small-capitalization investment mandates.

In reviewing the proposed Investment Sub-Advisory Agreement with Columbia, the Board considered a number of factors, including, but not limited to, the following: (1) ILIAC’s view of Columbia’s capabilities in managing in the strategy to be employed by Columbia Small Cap Value; (2) Columbia’s strength and reputation in the industry; (3) the nature and quality of the services to be provided by Columbia under the proposed Investment Sub-Advisory Agreement; (4) the performance of Columbia’s proprietary fund managed in the same style in which the Portfolio would be managed, compared to the Portfolio’s Morningstar Category Average, Morningstar Category Median, its proposed primary benchmark and the performance of the funds in Columbia Small Cap Value’s Selected Peer Group; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of Columbia and its fit among the stable of managers in the ING Funds line-up; (6) the fairness of the compensation under the proposed Investment Sub-Advisory Agreement in light of the services to be provided by Columbia as Columbia Small Cap Value’s Sub-Adviser and taking into account the ability of Columbia to deliver small-capitalization investment management expertise in a market where access to small-capacity advisory services is increasingly scarce; (7) the costs for the services to be provided by Columbia; (8) Columbia’s operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws, which were under review and evaluation by IPI’s Chief Compliance Officer; (9) Columbia’s financial condition; (10) the appropriateness of the selection of Columbia in light of Columbia Small Cap Value’s investment objective and prospective investor base; and (11) Columbia’s Code of Ethics, which was presented and approved at the January 2006 meeting, and related procedures for complying with that Code.

After its deliberation, the Board reached the following conclusions: (1) Columbia Small Cap Value’s proposed management fee rate is reasonable in the context of all factors considered by the Board; (2) Columbia Small Cap Value’s estimated expense ratio is reasonable in the context of all factors considered by the Board; (3) the sub-advisory fee rate payable by ILIAC to Columbia is reasonable in the context of all factors considered by the Board; (4) ILIAC maintains an appropriate compliance program, with this conclusion based upon the Board’s previous and ongoing review of the compliance program; and (5) Columbia maintains an appropriate compliance program, with this conclusion based upon, among other things, a representation from IPI’s Chief Compliance Officer that, based upon his analysis to date, Columbia’s compliance policies and procedures are reasonably designed to assure

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

compliance with the Federal securities laws, and his representation that if any compliance issues were identified, he would inform the Board. Based on these conclusions and other factors, the Board voted to approve the Investment Advisory and Investment Sub-Advisory Agreements for Columbia Small Cap Value. During its deliberations, different Board members may have given different weight to different individual factors and related conclusions.

ING Lord Abbett U.S. Government Securities Portfolio

In determining whether to approve the Investment Advisory and Investment Sub-Advisory Agreements for ING Lord Abbett U.S. Government Securities Portfolio (“Lord Abbett U.S. Government Securities Portfolio”), the Board received and evaluated such information as it deemed necessary for an informed determination of whether each Agreement, and the proposed policies and procedures for Lord Abbett U.S. Government Securities Portfolio, should be approved for the Portfolio. The materials provided to the Board and/or its legal counsel in support of the proposed advisory and sub-advisory arrangements included the following: (1) a memorandum presenting Management’s rationale for requesting the launch of the new Portfolio that discusses, among other things, the performance of Lord, Abbett & Co. LLC (“Lord Abbett”) in managing a similar government securities fund, with such performance being compared against the Portfolio’s Morningstar Category Average and proposed primary benchmark; (2) information about the Portfolio’s proposed investment portfolio, objective and strategies; (3) FACT sheets for the Portfolio that provide information about the performance of a proprietary fund managed by Lord Abbett in a style substantially similar to that in which the Portfolio would be managed compared against the Portfolio’s Selected Peer Group and its Morningstar Category Median; (4) responses from ILIAC to questions posed by K&LNG, independent legal counsel, on behalf of the IPI Non-Interested Directors; (5) supporting documentation, including copies of the forms of Investment Advisory and Investment Sub-Advisory Agreements for Lord Abbett U.S. Government Securities Portfolio; and (6) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by ILIAC in the context of Fund oversight and investment management.

At its September 15, 2005 meeting, the Board received and evaluated the report of the International Equity and Fixed Income Funds Investment Review Committee, which had met with the proposed managers to the new Portfolio. The Board also considered that Lord Abbett U.S. Government Securities Portfolio would be subject to the standard policies and procedures of IPI, previously approved by the Board for other series of IPI and approved in accordance with Rule 38a-1 under the 1940 Act. The Board noted that, in managing the Portfolio, ILIAC would be subject to procedures adopted pursuant to Rule 206(4)-7 under the Investment Advisers Act of 1940 which had been previously approved by the Board. In the case of Lord Abbett, the Board considered, among other things, a representation from IPI’s Chief Compliance Officer that, in his view, Lord Abbett’s written policies and procedures are reasonably designed to prevent violation of the Federal securities laws.

The Board’s consideration of whether to approve the Investment Advisory Agreement with ILIAC on behalf of Lord Abbett U.S. Government Securities Portfolio took into account several factors including, but not limited to, the following: (1) the nature and quality of the services to be provided by ILIAC to Lord Abbett U.S. Government Securities Portfolio under the proposed Investment Advisory Agreement; (2) ILIAC’s experience as a manager-of-managers overseeing sub-advisers to other Funds within the ING Funds complex; (3) ILIAC’s strength and reputation within the industry; (4) the fairness of the compensation under the proposed Investment Advisory Agreement in light of the services to be provided to Lord Abbett U.S. Government Securities Portfolio and taking into account the sub-advisory fees payable by ILIAC to Lord Abbett; (5) the economies of scale benefits to the Portfolio and its shareholders from breakpoint discounts applicable to the advisory fee, which result in lower fees at higher asset levels, taking into account that it would take time to reach these discounts after the Portfolio is launched; (6) the pricing structure (including the expense ratio to be borne by shareholders) of Lord Abbett U.S. Government Securities Portfolio, as compared to other similarly-managed funds in the Portfolio’s Selected Peer Group, including Management’s analysis that (a) the proposed management fee (inclusive of the advisory fee and a 0.10% administration fee) for Lord Abbett U.S. Government Securities Portfolio is above the median and the average management fees of the funds in the Portfolio’s Selected Peer Group, and (b) the proposed expense ratio for Lord Abbett U.S. Government Securities Portfolio is above the median and average expense ratios for the funds in the Portfolio’s Selected Peer Group; (7) the projected profitability of ILIAC when sub-advisory fees payable by ILIAC to Lord Abbett are taken into account; (8) the personnel, operations, financial condition, and

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

investment management capabilities, methodologies and resources of ILIAC, including its management team’s expertise in the management of other Funds; (9) ILIAC’s compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with their oversight of other Funds in the ING Funds complex; (10) the information that had been provided by ILIAC at regular Board meetings, and in anticipation of the September 2005 meeting, with respect to its capabilities as a manager-of-managers; and (11) “fall-out benefits” to ILIAC and its affiliates that were anticipated to arise from ILIAC’s management of the Lord Abbett U.S. Government Securities Portfolio. In analyzing the proposed pricing structure for the Portfolio, the Board took into account Management’s representations regarding the demonstrated long-term performance of Lord Abbett in managing its proprietary fund in a manner similar to that in which the Portfolio would be managed.

In reviewing the Investment Sub-Advisory Agreement with Lord Abbett, the Board considered a number of factors, including, but not limited to, the following: (1) ILIAC’s view of the reputation of Lord Abbett; (2) Lord Abbett’s strength and reputation in the industry; (3) Lord Abbett’s experience and skill in managing a similar government securities fund; (4) the information that had been provided by Lord Abbett in anticipation of the September 2005 meeting, with respect to its sub-advisory services in general and its management of fixed-income products in particular; (5) the nature and quality of the services to be provided by Lord Abbett under the proposed Investment Sub-Advisory Agreement; (6) the long-term prior performance of another fund sub-advised by Lord Abbett in a style similar to that in which Lord Abbett U.S. Government Securities Portfolio would be managed, compared to the relevant index and category rankings and averages; (7) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of Lord Abbett, including its management team’s expertise in the management of a fixed-income, government securities fund, and its fit among the stable of managers in the ING Funds line-up; (8) the fairness of the compensation under the Investment Sub-Advisory Agreement in light of the services to be provided by Lord Abbett, as Lord Abbett U.S. Government Securities Portfolio’s sub-adviser; (9) the costs for the services to be provided by Lord Abbett, including that it would charge a sub-advisory fee with breakpoints, and that the sub-advisory fee would be payable out of ILIAC’s advisory fee and, therefore, these breakpoint discounts would affect only the fees payable by ILIAC; (10) Lord Abbett’s operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws, which had been reviewed by IPI’s Chief Compliance Officer; (11) Lord Abbett’s financial condition; (12) the appropriateness of the selection of Lord Abbett in light of Lord Abbett U.S. Government Securities Portfolio’s proposed investment objective and prospective investor base; and (13) Lord Abbett’s Code of Ethics, presented and approved at the September 2005 meeting, and related procedures for complying with that Code.

After its deliberation, the Board reached the following conclusions: (1) Lord Abbett U.S. Government Securities Portfolio’s proposed management fee rate is reasonable in the context of all factors considered by the Board; (2) Lord Abbett U.S. Government Securities Portfolio’s estimated expense ratio is reasonable in the context of all factors considered by the Board; (3) the sub-advisory fee rate payable by ILIAC to Lord Abbett is reasonable in the context of all factors considered by the Board; (4) ILIAC maintains an appropriate compliance program, with this conclusion based upon the Board’s previous and ongoing review of the compliance program; and (5) Lord Abbett maintains an appropriate compliance program, with this conclusion based upon, among other things, a representation from IPI’s Chief Compliance Officer that Lord Abbett’s compliance policies and procedures are reasonably designed to assure compliance with the Federal securities laws. Based on these conclusions and other factors, the Board voted to approve the Investment Advisory and Investment Sub-Advisory Agreements for Lord Abbett U.S. Government Securities Portfolio. During its deliberations, different Board members may have given different weight to different individual factors and related conclusions.

ING Neuberger Berman Partners Portfolio

ING Neuberger Berman Regency Portfolio

In determining whether to approve the Investment Advisory Agreement and Investment Sub-Advisory Agreement for each of ING Neuberger Berman Partners Portfolio (“Partners Portfolio”) and ING Neuberger Berman Regency Portfolio (“Regency Portfolio”), the Board received and evaluated such information as it deemed necessary for an informed determination of whether each Agreement, and the proposed policies and procedures for Regency Portfolio and Partners Portfolio, should be approved for the Portfolios. The materials provided to the Board and/or

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

its legal counsel in support of the proposed advisory and sub-advisory arrangements included the following: (1) a memorandum presenting Management’s rationale for requesting the launch of the new Portfolios that discusses, among other things, the performance of Neuberger Berman Investments Inc. (“Neuberger Berman”) in managing a similar mid-capitalization value fund, in the case of Regency Portfolio, and a comparable large cap blend fund, in the case of Partners Portfolio, with such performance, in each case, being compared against the relevant Morningstar Category Average and proposed primary benchmark; (2) information about each Portfolio’s proposed investment portfolio, objective and strategies; (3) FACT sheets for the Portfolios that provide information about the performance of proprietary funds managed in a style substantially similar to that in which Regency Portfolio and Partners Portfolio would be managed compared against the performance of Regency Portfolio’s and Partners Portfolio’s respective Selected Peer Groups and their Morningstar Category Medians; (4) responses from ILIAC to questions posed by K&LNG, independent legal counsel, on behalf of the IPI Non-Interested Directors; (5) supporting documentation, including copies of the forms of Investment Advisory and Investment Sub-Advisory Agreements for Regency Portfolio and Partners Portfolio; and (6) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by ILIAC in the context of Fund oversight and investment management and the information provided by Neuberger Berman in advance of the Board’s September 2005 meeting.

At its September 15, 2005 meeting, the Board received and evaluated the report of the Domestic Equity Investment Review Committee, which had met with the proposed portfolio managers to the new Portfolios. The Board considered that Regency Portfolio and Partners Portfolio would be subject to the standard policies and procedures of IPI, previously approved by the Board for other series of IPI and approved in accordance with Rule 38a-1 under the 1940 Act. The Board also noted that, in managing the Portfolios, ILIAC would be subject to procedures adopted pursuant to Rule 206(4)-7 under the Investment Advisers Act of 1940 which had been previously approved by the Board. In the case of Neuberger Berman, the Board considered, among other things, a representation from IPI’s Chief Compliance Officer that, in his view, Neuberger Berman’s written policies and procedures are reasonably designed to prevent violation of the Federal securities laws.

The Board’s consideration of whether to approve the Investment Advisory Agreement with ILIAC on behalf of Regency Portfolio and Partners Portfolio took into account several factors including, but not limited to, the following: (1) the nature and quality of the services to be provided by ILIAC to Regency Portfolio and Partners Portfolio under the proposed Investment Advisory Agreement; (2) ILIAC’s experience as a manager-of-managers overseeing sub-advisers to other Funds within the ING Funds complex; (3) ILIAC’s strength and reputation within the industry; (4) the fairness of the compensation under the Investment Advisory Agreement with level fees that do not include breakpoints, taking into account the services to be provided by ILIAC to Regency Portfolio and Partners Portfolio and the sub-advisory fees payable by ILIAC to Neuberger Berman; (5) the pricing structure (including the expense ratio to be borne by shareholders) of Regency Portfolio and Partners Portfolio, as compared to other similarly-managed funds each Portfolio’s Selected Peer Group, including Management’s analysis that (a) the proposed management fee (inclusive of the advisory fee and a 0.10% administration fee) for Regency Portfolio is above the median and the average management fees of the funds in Regency Portfolio’s Selected Peer Group, (b) the proposed expense ratio for Regency Portfolio is below the median and average expense ratios for the funds in the Portfolio’s Selected Peer Group, (c) the proposed management fee (inclusive of the advisory fee and a 0.10% administration fee) for Partners Portfolio is below the median and the average management fees of the funds in Regency Portfolio’s Selected Peer Group, and (d) the proposed expense ratio for Regency Portfolio is below the median and average expense ratios for the funds in the Portfolio’s Selected Peer Group; (6) the projected profitability of ILIAC when sub-advisory fees payable by ILIAC to Neuberger Berman are taken into account; (7) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ILIAC, including its management team’s expertise in the management of other Funds; (8) ILIAC’s compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with their oversight of other Funds in the ING Funds complex; (9) the information that had been provided by ILIAC at regular Board meetings, and in anticipation of the September 2005 meeting, with respect to its capabilities as a manager-of-managers; and (10) “fall-out benefits” to ILIAC and its affiliates that were anticipated to arise from ILIAC’s management of Regency Portfolio and Partners Portfolio.

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

In reviewing the Investment Sub-Advisory Agreement with Neuberger Berman, the Board considered a number of factors, including, but not limited to, the following: (1) ILIAC’s view of the reputation of Neuberger Berman; (2) Neuberger Berman’s strength and reputation in the industry; (3) in the case of Regency Portfolio, Neuberger Berman’s experience and skill in managing a similar mid-cap value fund and its ability to deliver capacity in the constrained mid-cap sector; (3) for Partners Portfolio, Neuberger Berman’s experience and skill in managing a large cap blend fund managed in a style substantially similar to that in which Partners Portfolio would be managed; (4) the information that had been provided by Neuberger Berman in anticipation of the September 2005 meeting with respect to its sub-advisory services in general and its management of mid-cap value and large cap blend products in particular; (5) the nature and quality of the services to be provided by Neuberger Berman under the proposed Investment Sub-Advisory Agreement; (6) the prior performance of other funds sub-advised by Neuberger Berman in styles similar to that in which Regency Portfolio and Partners Portfolio would be managed, compared to the relevant indices and category rankings and averages; (7) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of Neuberger Berman, including its management team’s respective expertise in the management of mid-cap value and large-cap blend funds, and its fit among the stable of managers in the ING Funds line-up; (8) the fairness of the compensation under the proposed Investment Sub-Advisory Agreement in light of the services to be provided by Neuberger Berman, as Regency Portfolio’s and Partners Portfolio’s Sub-Adviser; (9) the costs for the services to be provided by Neuberger Berman, including that it would charge sub-advisory fees with breakpoints, and that the sub-advisory fees would be payable out of ILIAC’s advisory fee and, therefore, these breakpoint discounts would affect the fees payable by ILIAC; (10) Neuberger Berman’s operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws, which had been reviewed and IPI’s Chief Compliance Officer; (11) Neuberger Berman’s financial condition; (12) the appropriateness of the selection of Neuberger Berman in light of Regency Portfolio’s and Partners Portfolio’s respective proposed investment objectives and prospective investor bases; and (13) Neuberger Berman’s Code of Ethics, presented and approved at the September 2005 meeting, and related procedures for complying with that Code.

After its deliberation, the Board reached the following conclusions: (1) the proposed management fee rate for each of Partners Portfolio and Regency Portfolio is reasonable in the context of all factors considered by the Board; (2) each Portfolio’s estimated expense ratio is reasonable in the context of all factors considered by the Board; (3) the sub-advisory fee rates payable by ILIAC to Neuberger Berman for its services to each of Partners Portfolio and Regency Portfolio are reasonable in the context of all factors considered by the Board; and (4) ILIAC maintains an appropriate compliance program, with this conclusion based upon the Board’s previous and ongoing review of the compliance program; and (5) Neuberger Berman maintains an appropriate compliance program, with this conclusion based upon, among other things, a representation from IPI’s Chief Compliance Officer that Neuberger Berman’s compliance policies and procedures are reasonably designed to assure compliance with the Federal securities laws. Based on these conclusions and other factors, the Board voted to approve the Investment Advisory and Investment Sub-Advisory Agreements for Regency Portfolio and Partners Portfolio. During its deliberations, different Board members may have given different weight to different individual factors and related conclusions.

ING Pioneer High Yield Portfolio

In determining whether to approve the Investment Advisory and Investment Sub-Advisory Agreements for ING Pioneer High Yield Portfolio (“Pioneer High Yield Portfolio”), the Board received and evaluated such information as it deemed necessary for an informed determination of whether each Agreement, and the proposed policies and procedures for Pioneer High Yield Portfolio, should be approved for the Portfolio. The materials provided to the Board and/or its legal counsel in support of the proposed advisory and sub-advisory arrangements included the following: (1) a memorandum presenting Management’s rationale for requesting the launch of the new Portfolio that discusses, among other things, the performance of Pioneer Investment Management, Inc. (“Pioneer Investment”) in managing a similar high yield fund, with such performance being compared against the Portfolio’s Morningstar Category Average and proposed primary benchmark; (2) information about the Portfolio’s proposed investment portfolio, objective and strategies; (3) FACT sheets for the Portfolio that provide information about the performance of a proprietary fund managed in a style substantially similar to that in which Pioneer High Yield Portfolio would be managed compared against the Portfolio’s Selected Peer Group and its Morningstar

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

Category Median; (4) responses from ILIAC to questions posed by K&LNG, independent legal counsel, on behalf of the IPI Non-Interested Directors; (5) supporting documentation, including copies of the forms of Investment Advisory and Investment Sub-Advisory Agreements for Pioneer High Yield Portfolio; and (6) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by ILIAC and Pioneer Investment in the context of Fund oversight and investment management.

At its September 15, 2005 meeting, the Board received and evaluated the report of the International Equity and Fixed Income Funds Investment Review Committee, which had met with the proposed managers to the new Portfolio. The Board also considered that Pioneer High Yield Portfolio would be subject to the standard policies and procedures of IPI previously approved by the Board for other series of IPI and approved in accordance with Rule 38a-1 under the 1940 Act. The Board also noted that, in managing the Portfolio, ILIAC and Pioneer Investment would be subject to their respective procedures adopted pursuant to Rule 206(4)-7 under the Investment Advisers Act of 1940 that had been previously approved by the Board.

The Board’s consideration of whether to approve the Investment Advisory Agreement with ILIAC on behalf of Pioneer High Yield Portfolio took into account several factors, including, but not limited to, the following: (1) the nature and quality of the services to be provided by ILIAC to Pioneer High Yield Portfolio under the proposed Investment Advisory Agreement; (2) ILIAC’s experience as a manager-of-managers overseeing sub-advisers to other Funds within the ING Funds complex; (3) ILIAC’s strength and reputation within the industry; (4) the fairness of the compensation under the proposed Investment Advisory Agreement in light of the services to be provided to Pioneer High Yield Portfolio and taking into account the sub-advisory fees payable by ILIAC to Pioneer Investment; (5) the economies of scale benefits to the Portfolio and its shareholders from breakpoint discounts applicable to the advisory fee which result in lower fees at higher asset levels, taking into account that it would take time to reach these discounts after the Portfolio is launched; (6) the pricing structure (including the expense ratio to be borne by shareholders) of Pioneer High Yield Portfolio, as compared to other similarly-managed funds in the Portfolio’s Selected Peer Group, including Management’s analysis that (a) the proposed management fee (inclusive of the advisory fee and a 0.10% administration fee) for Pioneer High Yield Portfolio is above the median and the average management fees of the funds in Pioneer High Yield Portfolio’s Selected Peer Group, and (b) the proposed expense ratio for Pioneer High Yield Portfolio is below the median and average expense ratios for the funds in the Portfolio’s Selected Peer Group; (7) the projected profitability of ILIAC when sub-advisory fees payable by ILIAC to Pioneer Investment are taken into account; (8) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ILIAC, including its management team’s expertise in the management of other Funds; (9) ILIAC’s compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with their oversight of other Funds in the ING Funds complex; (10) the information that had been provided by ILIAC at regular Board meetings, and in anticipation of the September 2005 meeting, with respect to its capabilities as a manager-of-managers; and (11) “fall-out benefits” to ILIAC and its affiliates that were anticipated to arise from ILIAC’s management of Pioneer High Yield Portfolio.

In reviewing the Investment Sub-Advisory Agreement with Pioneer Investment, the Board also considered a number of factors, including, but not limited to, the following: (1) ILIAC’s view of the reputation of Pioneer Investment; (2) Pioneer Investment’s strength and reputation in the industry; (3) Pioneer Investment’s experience and skill in managing a similar fixed-income, high yield fund; (4) the nature and quality of the services to be provided by Pioneer Investment under the proposed Investment Sub-Advisory Agreement; (5) the prior performance of another fund sub-advised by Pioneer Investment in a style similar to that in which Pioneer High Yield Portfolio would be managed, compared to the relevant index and category rankings and averages; (6) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of Pioneer Investment, including its management team’s expertise in the management of a similar fixed-income, high yield fund, and its fit among the stable of managers in the ING Funds line-up; (7) the fairness of the compensation under the Investment Sub-Advisory Agreement in light of the services to be provided by Pioneer Investment, as Pioneer High Yield Portfolio’s sub-adviser; (8) the costs for the services to be provided by Pioneer Investment, including that it would charge a sub-advisory fee with breakpoints, and that the sub-advisory fee

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

would be payable out of ILIAC’s advisory fee and, therefore, these breakpoint discounts would affect only the fees payable by ILIAC; (9) Pioneer Investment’s operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws, which had previously been approved by the Board as part of its oversight of other Funds in the ING Funds complex, including ING Pioneer Fund Portfolio and ING Pioneer Mid Cap Value Portfolio, each a series of ING Investors Trust; (10) Pioneer Investment’s financial condition; (11) the appropriateness of the selection of Pioneer Investment in light of Pioneer High Yield Portfolio’s proposed investment objective and prospective investor base; and (12) Pioneer Investment’s Code of Ethics, which has previously been approved for other ING Funds, and related procedures for complying with that Code.

After its deliberation, the Board reached the following conclusions: (1) the Portfolio’s proposed management fee rate is reasonable in the context of all factors considered by the Board; (2) the Portfolio’s estimated expense ratio is reasonable in the context of all factors considered by the Board; (3) the sub-advisory fee rate payable by ILIAC to Pioneer Investment is reasonable in the context of all factors considered by the Board; and (4) each of ILIAC and Pioneer Investment maintains an appropriate compliance program, with this conclusion based upon the Board’s previous and ongoing review of the compliance program. Based on these conclusions and other factors, the Board voted to approve the Investment Advisory and Investment Sub-Advisory Agreements for Pioneer High Yield Portfolio. During its deliberations, different Board members may have given different weight to different individual factors and related conclusions.

ING Templeton Foreign Equity Portfolio

In determining whether to approve the Investment Advisory and Investment Sub-Advisory Agreements for ING Templeton Foreign Equity Portfolio (“Templeton Foreign Equity Portfolio”), the Board received and evaluated such information as it deemed necessary for an informed determination of whether each Agreement, and the proposed policies and procedures for Templeton Foreign Equity Portfolio, should be approved for the Portfolio. The materials provided to the Board and/or its legal counsel in support of the proposed advisory and sub-advisory arrangements included the following: (1) a memorandum presenting Management’s rationale for recommending the launch of Templeton Foreign Equity Portfolio that discusses, among other things, the performance of Templeton Investment Counsel, LLC (“Templeton”) in managing a proprietary fund managed in a style substantially similar to that in which Templeton Foreign Equity Portfolio would be managed, with such performance being compared against the Portfolio’s Morningstar Category Average and the Portfolio’s proposed primary benchmark; (2) information about the Portfolio’s proposed investment portfolio, objective, and strategies; (3) FACT sheets for the Portfolio that compare the performance of a proprietary fund managed by Templeton in a style substantially similar to that in which the Portfolio would be managed against the performance of the Portfolio’s Selected Peer Group and its Morningstar Category Median; (4) responses from Templeton to questions posed by K&LNG, independent legal counsel, on behalf of the IPI Non-Interested Directors; (5) supporting documentation, including copies of the forms of Investment Advisory and Investment Sub-Advisory Agreements for ING Templeton Foreign Equity Portfolio; and (6) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by ILIAC in the context of ILIAC’s oversight of Fund sub-advisers.

At its July 21, 2005 meeting, the Board received and evaluated the report of the International Equity and Fixed Income Funds Investment Review Committee, which had met with the proposed managers to the new Portfolio. The Board also considered that Templeton Foreign Equity Portfolio would be subject to the standard policies and procedures of IPI previously approved by the Board for other series of IPI and approved in accordance with Rule 38a-1 under the 1940 Act. The Board also noted that, in managing the Portfolio, ILIAC would be subject to its procedures, adopted pursuant to Rule 206(4)-7 under the Investment Advisers Act of 1940, which had been previously approved by the Board in connection with other Funds. In the case of Templeton, the Board considered a representation from IPI’s Chief Compliance Officer that Templeton’s written policies and procedures are reasonably designed to prevent violation of the Federal securities laws.

The Board’s consideration of whether to approve the Investment Advisory Agreement with ILIAC on behalf of Templeton Foreign Equity Portfolio took into account several factors including, but not limited to, the following: (1) the nature and quality of the services to be provided by ILIAC to Templeton Foreign Equity Portfolio under the proposed Investment Advisory Agreement; (2) ILIAC’s experience as a manager-of-managers overseeing sub-advisers to other Funds within the ING Funds complex; (3) ILIAC’s strength and reputation within the industry,

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

particularly its reputation as a manager-of-managers of international value funds; (4) the fairness of the compensation under the proposed Investment Advisory Agreement, in light of the services to be provided to Templeton Foreign Equity Portfolio and taking into account sub-advisory fees payable by ILIAC to Templeton; (5) the economies of scale benefits to the Portfolio and its shareholders from breakpoint discounts applicable to the Portfolio’s advisory fee, which result in lower fees at higher asset levels, taking into account that it would take time to reach these discounts after the Portfolio is launched; (6) the pricing structure (including the expense ratio to be borne by shareholders) of Templeton Foreign Equity Portfolio, as compared to its proposed Selected Peer Group, including Management’s analysis that: (a) the proposed management fee (inclusive of the advisory fee and a 0.10% administration fee) for the Portfolio is equal to the median and below the average management fees of the funds in its proposed Selected Peer Group; and (b) the proposed expense ratio for the Portfolio is below the median and the average expense ratios of the funds in its proposed Selected Peer Group; (7) the projected profitability of ILIAC when sub-advisory fees payable by ILIAC to Templeton are taken into account; (8) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ILIAC, including its management team’s expertise in the management of other Funds; (9) ILIAC’s compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with their oversight of other Funds in the ING Funds complex; (10) the information that ILIAC had provided at periodic Board meetings, and in advance of the July 2005 Meeting, with respect to its capabilities as a manager-of-managers; and (11) “fall-out benefits” to ILIAC and its affiliates that were anticipated to arise from ILIAC’s management of Templeton Foreign Equity Portfolio.

In reviewing the proposed Investment Sub-Advisory Agreement with Templeton, the Board also considered a number of factors, including, but not limited to, the following: (1) ILIAC’s view of the reputation of Templeton; (2) Templeton’s strength and reputation within the industry; (3) Templeton’s experience and skill in managing similar international value products; (4) the nature and quality of the services provided by Templeton under the proposed Investment Sub-Advisory Agreement; (5) the prior performance of a fund managed by Templeton in a style similar to that in which Templeton Foreign Equity Portfolio would be managed, compared to the relevant index and category rankings and averages; (6) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of Templeton, including its management team’s expertise in the management of a proprietary fund, and its fit among the stable of managers in the ING Funds line-up; (7) the fairness of the compensation under the proposed Investment Sub-Advisory Agreement in light of the services to be provided by Templeton as Templeton Foreign Equity Portfolio’s sub-adviser; (8) the costs for the services to be provided by Templeton, including that it would charge a sub-advisory fee with breakpoints, and that the sub-advisory fee would be paid out of ILIAC’s advisory fee and, therefore, these breakpoints discounts would affect the fees payable by ILIAC; (9) Templeton’s operations and compliance program, including its policies with respect to trade allocation and brokerage practices, proxy voting policies and procedures, and procedures intended to assure compliance with the Federal securities laws, which had been reviewed and evaluated by IPI’s Chief Compliance Officer; (10) Templeton’s financial condition; (11) the appropriateness of the selection of Templeton in light of Templeton Foreign Equity Portfolio’s proposed investment objective and prospective investor base; and (12) Templeton’s Code of Ethics, which was presented and approved at the July 2005 meeting, and related procedures for complying with that Code of Ethics.

After its deliberation, the Board reached the following conclusions: (1) Templeton Foreign Equity Portfolio’s proposed management fee rate is reasonable in the context of all factors considered by the Board; (2) Templeton Foreign Equity Portfolio’s estimated expense ratio is reasonable in the context of all factors considered by the Board; (3) the sub-advisory fee rate payable by ILIAC to Templeton is reasonable in the context of all factors considered by the Board; (4) ILIAC maintains an appropriate compliance program, with this conclusion based upon the Board’s previous and ongoing review of the compliance program; and (5) Templeton maintains an appropriate compliance program, with this conclusion based upon, among other things, a representation from IPI’s Chief Compliance Officer that Templeton’s compliance policies and procedures are reasonably designed to assure compliance with the Federal securities laws. Based on these conclusions and other factors, the Board voted to approve the Investment Advisory and Investment Sub-Advisory Agreements for Templeton Foreign Equity Portfolio. During its deliberations, different Board members may have given different weight to different individual factors and related conclusions.

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

ING UBS U.S. Small Cap Growth Portfolio

In determining whether to approve the Investment Advisory and Investment Sub-Advisory Agreements for ING UBS U.S. Small Cap Growth Portfolio (“UBS U.S. Small Cap Growth Portfolio”), the Board received and evaluated such information as it deemed necessary for an informed determination of whether each Agreement, and the proposed policies and procedures for UBS U.S. Small Cap Growth Portfolio, should be approved for the Portfolio. The materials provided to the Board and/or its legal counsel in support of the proposed advisory and sub-advisory arrangements included the following: (1) a memorandum presenting Management’s rationale for requesting the launch of UBS U.S. Small Cap Growth Portfolio that discusses, among other things, the performance of UBS Global Asset Management (Americas), Inc. (“UBS”) in managing a proprietary fund in a style substantially similar to that in which UBS U.S. Small Cap Growth Portfolio would be managed, with such performance being compared against the Portfolio’s Morningstar Category Average and the Portfolio’s proposed primary benchmark; (2) information about the Portfolio’s proposed investment objective and strategies and anticipated portfolio characteristics; (3) FACT sheets for the Portfolio that compare the performance of UBS’ proprietary fund against that of the Portfolio’s Selected Peer Group and its Morningstar Category Median; (4) responses from ILIAC and UBS to questions posed by K&LNG, independent legal counsel, on behalf of the IPI Non-Interested Directors; (5) supporting documentation, including copies of the forms of Investment Advisory and Investment Sub-Advisory Agreements for UBS U.S. Small Cap Growth Portfolio; and (6) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by ILIAC in the context of ILIAC’s oversight of other sub-advisers managing Funds in the ING Funds complex, and by UBS in connection with its management of other Funds in the ING Funds complex, including ING UBS U.S. Allocation Portfolio and ING US U.S. Large Cap Equity Portfolio.

At its November 10, 2005 Meeting, the Board received and evaluated the report of the Domestic Equity Funds Investment Review Committee, which had met with the proposed managers to the new Portfolio. The Board also considered that UBS U.S. Small Cap Growth Portfolio would be subject to the standard policies and procedures of IPI previously approved by the Board for other series of IPI and approved in accordance with Rule 38a-1 under the 1940 Act. The Board also noted that, in managing the Portfolio, ILIAC and UBS each would be subject to procedures adopted pursuant to Rule 206(4)-7 under the Investment Advisers Act of 1940 that had been previously approved by the Board in connection with other Funds.

The Board’s consideration of whether to approve the Investment Advisory Agreement with ILIAC on behalf of UBS U.S. Small Cap Growth Portfolio took into account several factors including, but not limited to, the following: (1) the nature and quality of the services to be provided by ILIAC to UBS U.S. Small Cap Growth Portfolio under the proposed Investment Advisory Agreement; (2) ILIAC’s experience as a manager-of-managers overseeing sub-advisers to other Funds within the ING Funds complex; (3) ILIAC’s strength and reputation within the industry, particularly its reputation as a manager of similar small-capitalization funds; (4) the fairness of the compensation under the proposed Investment Advisory Agreement with level fees that does not include breakpoints, taking into account the services to be provided to UBS U.S. Small Cap Growth Portfolio and the sub-advisory fees payable by ILIAC to UBS; (5) the pricing structure (including the estimated expense ratio to be borne by shareholders) of UBS U.S. Small Cap Growth Portfolio, including Management’s analysis that: (a) the proposed management fee (inclusive of the advisory fee and a 0.10% administration fee) for UBS U.S. Small Cap Growth Portfolio is above the median and the average management fees of the funds in UBS U.S. Small Cap Growth Portfolio’s Selected Peer Group, and (b) the estimated expense ratio for UBS U.S. Small Cap Growth Portfolio is equal to the median and below the average expense ratios of the funds in UBS U.S. Small Cap Growth Portfolio’s Selected Peer Group; (6) the projected profitability of ILIAC when sub-advisory fees payable by ILIAC to UBS are taken into account; (7) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ILIAC, including its management team’s expertise in the management of other Funds; (8) ILIAC’s compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with their oversight of other Funds in the ING Funds complex; (9) the information that had been provided by ILIAC at regular Board meetings, and in anticipation of the November 2005 meeting, with respect to its capabilities as a manager-of-managers; and (10) “fall-out benefits” to ILIAC and its affiliates that were anticipated to arise from ILIAC’s management of the UBS U.S. Small Cap Growth Portfolio.

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

In analyzing the proposed management fee and estimated expense ratio for the Portfolio, the Board considered Management’s view that a management fee higher than the median and average of the funds in the Portfolio’s Selected Peer Group is appropriate given the performance of UBS in managing a fund in a style substantially similar to that in which UBS U.S. Small Cap Growth Portfolio would be managed. The Board further took into account Management’s analysis that the level of the Portfolio’s advisory fee reflects that in the current market small-cap capacity is increasingly scarce, leading to higher sub-advisory fees for investment advisers that can manage in accordance with a small-cap mandate. The Board also considered that UBS and the proposed new Portfolio would enhance the ING Funds line-up by providing additional small-capitalization capacity.

In reviewing the proposed Investment Sub-Advisory Agreement with UBS, the Board considered a number of factors, including, but not limited to, the following: (1) ILIAC’s view of the reputation of UBS; (2) UBS’ strength and reputation in the industry; (3) UBS’ experience and skill in managing a similar small-capitalization fund; (4) the nature and quality of the services to be provided by UBS under the proposed Investment Sub-Advisory Agreement; (5) the prior performance of a small-capitalization fund managed by UBS in a manner substantially similar to that in which UBS U.S. Small Cap Growth Portfolio would be managed, compared to the Portfolio’s Morningstar Category Average, Morningstar Category Median, its proposed primary benchmark and the performance of the funds in the Portfolio’s Selected Peer Group; (6) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of UBS and its fit among the stable of managers in the ING Funds line-up; (7) the fairness of the compensation under the proposed Investment Sub-Advisory Agreement in light of the services to be provided by UBS as UBS U.S. Small Cap Growth Portfolio’s sub-adviser; (8) the costs for the services to be provided by UBS, including that it would charge a sub-advisory fee with breakpoints, and that the sub-advisory fee would be payable out of ILIAC’s advisory fee and, therefore, these breakpoint discounts would affect the fees payable by ILIAC; (9) UBS’ operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws, which had previously been approved by the Board as part of its oversight of other Funds in the ING Funds complex; (10) UBS’ financial condition; (11) the appropriateness of the selection of UBS in light of UBS U.S. Small Cap Growth Portfolio’s proposed investment objective and prospective investor base; and (12) UBS’ Code of Ethics, which has previously been approved for other ING Funds, and related procedures for complying with that Code.

After its deliberation, the Board reached the following conclusions: (1) the Portfolio’s proposed management fee rate is reasonable in the context of all factors considered by the Board; (2) the Portfolio’s estimated expense ratio is reasonable in the context of all factors considered by the Board; (3) the sub-advisory fee rate payable by ILIAC to UBS is reasonable in the context of all factors considered by the Board; and (4) each of ILIAC and UBS maintains an appropriate compliance program, with this conclusion based upon the Board’s previous and ongoing review of the compliance program. Based on these conclusions and other factors, the Board voted to approve the Investment Advisory and Investment Sub-Advisory Agreements for UBS U.S. Small Cap Growth Portfolio. During its deliberations, different Board members may have given different weight to different individual factors and related conclusions.

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Investment Adviser

ING Life Insurance and Annuity Company
151 Farmington Avenue
Hartford, Connecticut 06156

Distributor

ING Financial Advisers, LLC
151 Farmington Avenue
Hartford, Connecticut 06156
1-800-262-3862

Transfer Agent

DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UIPI	(0606-082406)

Funds

Semi-Annual Report

June 30, 2006

Adviser (“ADV”), Initial (“I”), Service (“S”) Classes and Class T

ING Partners, Inc.

• ING Solution Income Portfolio
• ING Solution 2015 Portfolio
• ING Solution 2025 Portfolio
• ING Solution 2035 Portfolio
• ING Solution 2045 Portfolio

This report is submitted for general information to
shareholders of the ING Funds. It is not authorized for
distribution to prospective shareholders unless accompanied
or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-992-0180; (2) on the ING Funds website at www.ingfunds.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended December 31 is available without charge on the ING Funds website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrant’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at 1-800-992-0180.

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PRESIDENT’S LETTER

JAMES M. HENNESSY

Dear Shareholder,

As you may recall, in my last letter I described the enthusiasm that we were experiencing here at ING Funds as we worked to bring more of the world’s investment opportunities to you, the investor.

I am happy to report that enthusiasm is continuing to thrive. Since the beginning of the year, we have launched a series of new international mutual funds, each created to bring more of the world’s opportunities to you.

Meanwhile, we have also heard you loud and clear. Our research tells us that many investors report that they find investing an intimidating and overly-complex endeavor. That is why ING is committed to helping investors across the country cut through the confusion and clutter. “Your future. Made easierSM” is more than words; they represent our promise to you.

Those two objectives — bringing you more of the world’s opportunities and doing it in a way that is easier for you — are behind the development of the new portfolios.

According to a recent finding, 58 percent of the world market capitalization now lies outside of the United States1 In other words, the majority of investments are now beyond our borders and we think that the ING VP Index Plus International Portfolio — a broad-based international portfolio — is an easy, single-step method to gain exposure to International Investment opportunities.

Meanwhile, the ING VP Global Real Estate Portfolio was developed as an easy way to bring global — international and domestic — real estate opportunities to the variable portfolio investor. Real Estate Investment Trusts (REITs) are becoming more and more popular around the world, and this new portfolio seeks to capitalize on that popularity. But again, we’ve made it easy. With just one investment, investors bring the diversification of global real estate to their investment strategy.

One of our goals at ING Funds is to find tomorrow’s opportunities today, and we believe these two portfolios are just the latest examples of that plan in action.

On behalf of everyone at ING Funds, I thank you for your continued support and loyalty. We look forward to serving you in the future.

Sincerely,

James M. Hennessy

President

ING Funds

August 11, 2006

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic. Investments in issuers that are principally engaged in real estate, including REITs, may subject the Fund to risks similar to those associated with the direct ownership of real estate, including terrorist attacks, war or other acts that destroy real property (in addition to market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

1    MSCI December, 2005

1

MARKET PERSPECTIVE:       SIX MONTHS ENDED JUNE 30, 2006

Global equities markets as a whole started 2006 with their best first quarter since 1998. Much of the buying interest swelled from the busiest quarter for merger and acquisition activity since 2000. However, by mid way through the second quarter, reality set in as investors were gripped by fears that zealous, inflation fighting central bankers would raise interest rates by more than enough to choke off the global growth enjoyed in recent years. For the first six months of 2006, the Morgan Stanley Capital International (“MSCI”) World® Index(1) in dollars, including net reinvested dividends, gained 6.1%, but more than half of this was due to U.S. dollar weakness. An initially slow retreat gathered pace, spurred by communication from the G7 Finance Ministers and Central Bank of Governors that seemed to sanction a lower dollar. The currency slid 7.4%, 6.8% and 2.8%, respectively, against the euro, pound and yen for the six months ended June 30, 2006.

Alan Greenspan may have retired in January, 2006 after 18 years as Chairman of the Federal Reserve Board (“Fed”), but the issue didn’t change for most investors, not just those in U.S. fixed income securities: when would the Federal Open Market Committee (“FOMC”) stop raising interest rates? By April 2006, Greenspan’s successor, Ben Bernanke seemed to be hinting that after a sixteenth increase on May 10, the FOMC might pause. Stock markets took heart, but with commodities prices making new records, the combination of inflationary pressures and a Fed apparently about to go on hold led commentators to wonder if Mr. Bernanke was just a little bit soft on inflation. In fact, he had never meant to signal a pause. The respected academic who espoused plain-speaking openness to make policy clear had instead succeeded in achieving the opposite. He needed to re-establish his inflation fighting credentials by going on the offensive.

Over the next few weeks, every one of his FOMC colleagues would stress publicly that inflation was the prime concern. By June 13, the yield curve inverted for the second time this year, investors fearing that the FOMC had tough-talked themselves into protracted rate increases, even as the economy was obviously cooling. This was evidenced by a shockingly weak employment report on June 2 and a slumping housing market that had been the source of much of the consumer spending in the last few years. So the seventeenth interest rate increase to 5.25% on June 29 surprised no one, but at least it was couched in balanced language that raised hopes the FOMC might at last be done. Then again, the quarter ended with every yield on the Treasury curve lower than the federal funds rate: the market’s vote that the FOMC had already gone too far. For the half-year, the 10-year U.S. Treasury yield rose by 74 basis points to 5.14%, the three-month U.S. Treasury rate by 88 basis points to 4.86%, while the Lehman Brothers Aggregate Bond Index(2) of investment grade bonds lost 72 basis points for the six months ended June 30, 2006.

U.S. equities in the form of the Standard & Poor’s 500® Composite Stock Price (“S&P 500®”) Index(3), rose 2.7% including dividends, in the first half of 2006 and traded at a price-to-earnings (“P/E”) ratio of 14.8 for the current fiscal year. Stocks had actually become cheaper in the last 12 months as prices had only reflected about half of the increase in corporate profits in that time. Indeed, first quarter profits registered double-digit year-over-year growth for the eleventh straight quarter. Nevertheless, investors seemed only to have eyes for interest rates. After the best first quarter for the market since 1999, investors were encouraged through early May 2006 as the events described above suggested an imminent end to the tightening cycle. The S&P 500® Index even reached a five-year high at its best level on May 5, 2006. In spite of this, these hopes were soon dashed by the hawkish rhetoric from the FOMC and from there stocks fell nearly 4% to the end of the quarter. Only the less uncompromising language in the FOMC’s June 29, 2006 statement prevented the loss from being 2% worse.

In international markets, the pattern of results resembled that of the U.S.: strong through early May 2006, a sharp drop to mid-June 2006, partially reversed in the last two weeks. Because of significant currency movements, returns are based on MSCI indices in local currencies including net dividends. Japan continued where it left off in 2005 and by May 8, 2006 the market was up 8.9% on bullish news about rising wages, an end to deflation and an evidently sustainable gross domestic product (“GDP”) growth path. Unfortunately, over the next month stocks plunged 15.3% as U.S. interest rate fears combined with signals from the Bank of Japan that local interest rates were about to rise for the first time in six years. The market closed the six months ended June 30, 2006 down 1.3% based on the MSCI Japan® Index(4) after a late rebound. European ex UK markets were initially supported by widespread merger and acquisition activity amid clear signs of improving

2

MARKET PERSPECTIVE:      SIX MONTHS ENDED JUNE 30, 2006

growth, business confidence and falling unemployment, and despite a 25 basis point rate increase in March. At their May 9, 2006 high, stocks had returned 12.2% for the year. But events in the U.S. and another 25 basis points increase in euro interest rates as inflation remained stubbornly above the 2% target, sent stocks into negative territory by mid-June, before recovering to a 4.8% gain for the half year based on MSCI Europe ex UK® Index(5). By May 9, 2006 UK equities were up 9.8% boosted by acquisition-prone financials and the large energy and materials sectors, as commodity prices surged. The reversal in these prices and interest rate concerns dragged the market down 9.3% by mid-June. Rebounding energy prices and improved economic data allowed more than half of this loss to be retraced and stocks closed the six months ended June 30, 2006 ahead by 5.5% based on the MSCI UK® Index(6).

(1) The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3) The Standard & Poor’s 500® Composite Stock Price Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(4) The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(5) The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(6) The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the ING Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs including management fees, distribution [and/or service] (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period (except as noted) and held for the entire period from January 1, 2006, inception of the Portfolios, to June 30, 2006.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
	January 1, 2006	June 30, 2006	Ratio	June 30, 2006*
ING Solution Income Portfolio
Actual Fund Return
Class ADV	$1,000.00	$1,004.80	0.62%	$3.08
Class I	1,000.00	1,007.70	0.12	0.60
Class S	1,000.00	1,006.70	0.37	1.84
Class T	1,000.00	1,004.80	0.82	4.08
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,022.96	0.37	1.86
Class T	1,000.00	1,020.73	0.82	4.11

*                 Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
	January 1, 2006	June 30, 2006	Ratio	June 30, 2006*
ING Solution 2015 Portfolio
Actual Fund Return
Class ADV	$1,000.00	$1,016.80	0.62%	$3.10
Class I	1,000.00	1,018.50	0.12	0.60
Class S	1,000.00	1,017.60	0.37	1.85
Class T	1,000.00	1,015.80	0.82	4.10
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,022.96	0.37	1.86
Class T	1,000.00	1,020.73	0.82	4.11

ING Solution 2025 Portfolio
Actual Fund Return
Class ADV	$1,000.00	$1,026.40	0.62%	$3.12
Class I	1,000.00	1,029.00	0.12	0.60
Class S	1,000.00	1,027.30	0.37	1.86
Class T	1,000.00	1,024.60	0.82	4.12
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,022.96	0.37	1.86
Class T	1,000.00	1,020.73	0.82	4.11

ING Solution 2035 Portfolio
Actual Fund Return
Class ADV	$1,000.00	$1,030.50	0.62%	$3.12
Class I	1,000.00	1,032.20	0.12	0.60
Class S	1,000.00	1,031.40	0.37	1.86
Class T	1,000.00	1,029.70	0.82	4.13
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,022.96	0.37	1.86
Class T	1,000.00	1,020.73	0.82	4.11

*                 Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

5

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Six Months Ended
	January 1, 2006	June 30, 2006	Ratio	June 30, 2006*
ING Solution 2045 Portfolio
Actual Fund Return
Class ADV	$1,000.00	$1,035.20	0.62%	$3.13
Class I	1,000.00	1,036.80	0.12	0.61
Class S	1,000.00	1,036.10	0.37	1.87
Class T	1,000.00	1,034.40	0.82	4.14
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,022.96	0.37	1.86
Class T	1,000.00	1,020.73	0.82	4.11

*                 Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

6

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED)

	ING	ING	ING	ING	ING
	Solution Income	Solution 2015	Solution 2025	Solution 2035	Solution 2045
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in affiliated underlying funds*	$5,329,834	$25,927,470	$49,566,165	$25,909,778	$12,807,146
Receivables:
Investment securities sold	33,121	—	—	—	—
Fund shares sold	3,377	305,996	190,190	265,453	133,513
Dividends from affiliated underlying funds	1,612	7,430	8,842	—	—
Total assets	5,367,944	26,240,896	49,765,197	26,175,231	12,940,659

LIABILITIES:
Payable for investment securities purchased	—	296,380	190,163	265,394	133,513
Payable for fund shares redeemed	36,498	9,616	27	59	—
Payable to affiliates	2,232	8,817	16,630	8,729	3,635
Total liabilities	38,730	314,813	206,820	274,182	137,148
NET ASSETS	$5,329,214	$25,926,083	$49,558,377	$25,901,049	$12,803,511

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$5,329,021	$25,716,709	$48,465,579	$25,591,038	$12,774,850
Undistributed net investment income	12,586	62,251	116,910	21,544	(537)
Accumulated net realized gain on investments	7,072	179,520	634,567	412,472	199,510
Net unrealized appreciation (depreciation) on investments	(19,465)	(32,397)	341,321	(124,005)	(170,312)
NET ASSETS	$5,329,214	$25,926,083	$49,558,377	$25,901,049	$12,803,511

* Cost of investments in underlying funds	$5,349,299	$25,959,867	$49,224,844	$26,033,783	$12,977,458

Class ADV:
Net assets	$930,547	$5,277,256	$8,585,057	$4,137,671	$2,933,850
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001	$0.001
Shares outstanding	89,363	483,236	762,634	360,686	249,637
Net asset value and redemption price per share	$10.41	$10.92	$11.26	$11.47	$11.75
Class I:
Net assets	$230,417	$2,656,214	$2,532,897	$3,732,282	$3,433,818
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001	$0.001
Shares outstanding	21,958	241,427	223,115	323,021	290,391
Net asset value and redemption price per share	$10.49	$11.00	$11.35	$11.55	$11.82
Class S:
Net assets	$2,488,104	$13,296,915	$31,213,901	$13,050,343	$4,746,350
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001	$0.001
Shares outstanding	237,958	1,212,750	2,761,250	1,133,384	402,809
Net asset value and redemption price per share	$10.46	$10.96	$11.30	$11.51	$11.78
Class T:
Net assets	$1,680,146	$4,695,698	$7,226,522	$4,980,753	$1,689,493
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001	$0.001
Shares outstanding	161,759	430,419	642,812	435,074	144,040
Net asset value and redemption price per share	$10.39	$10.91	$11.24	$11.45	$11.73

See Accompanying Notes to Financial Statements

7

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

	ING	ING	ING	ING	ING
	Solution Income	Solution 2015	Solution 2025	Solution 2035	Solution 2045
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Fund	Fund	Fund	Fund	Fund

INVESTMENT INCOME:
Dividends from affiliated underlying funds	$9,058	$40,673	$65,110	$16,881	$8,125

Total investment income	9,058	40,673	65,110	16,881	8,125

EXPENSES:
Investment management fees	1,606	7,213	16,318	7,608	3,397
Distribution and service fees:
Class ADV	1,190	6,208	7,272	4,352	3,064
Class S	1,586	9,491	28,876	10,054	3,123
Class T	4,819	11,620	20,320	12,520	3,566
Administrative service fees	321	1,449	3,299	1,529	680

Total expenses	9,522	35,981	76,085	36,063	13,830
Net waived fees	(330)	(809)	(1,406)	(850)	(243)

Net expenses	9,192	35,172	74,679	35,213	13,587

Net investment income (loss)	(134)	5,501	(9,569)	(18,332)	(5,462)

REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATED UNDERLYING FUNDS:
Distributions of realized gains from affiliated underlying funds	—	—	74,432	68,064	41,910
Net realized gain on affiliated underlying funds	5,667	156,784	490,821	311,417	137,413
Net change in unrealized appreciation or depreciation on affiliated underlying funds	(16,945)	(88,213)	(147,549)	(275,066)	(181,532)

Net realized and unrealized gain (loss) on affiliated underlying funds	(11,278)	68,571	417,704	104,415	(2,209)

Increase (decrease) in net assets resulting from operations	$(11,412)	$74,072	$408,135	$86,083	$(7,671)

See Accompanying Notes to Financial Statements

8

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Solution Income Portfolio		ING Solution 2015 Portfolio
	Six Months	April 29,	Six Months	April 29,
	Ended	2005(1) to	Ended	2005(1) to
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005
FROM OPERATIONS:
Net investment income (loss)	$(134)	$12,658	$5,501	$56,612
Net realized gain on affiliated underlying funds	5,667	1,405	156,784	22,736
Net change in unrealized appreciation or depreciation on affiliated underlying funds	(16,945)	(2,520)	(88,213)	55,816
Net increase (decrease) in net assets resulting from operations	(11,412)	11,543	74,072	135,164

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,902,060	818,111	23,517,135	6,044,016
Cost of shares redeemed	(3,360,781)	(30,307)	(3,506,123)	(338,181)
Net increase in net assets resulting from capital share transactions	4,541,279	787,804	20,011,012	5,705,835
Net increase in net assets	4,529,867	799,347	20,085,084	5,840,999

NET ASSETS:
Beginning of period	799,347	—	5,840,999	—

End of period	$5,329,214	$799,347	$25,926,083	$5,840,999

Undistributed net investment income at end of period	$12,586	$12,720	$62,251	$56,750

(1)   Commencement of operations.

See Accompanying Notes to Financial Statements

9

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Solution 2025 Portfolio		ING Solution 2035 Portfolio
	Six Months	April 29,	Six Months	April 29,
	Ended	2005(1) to	Ended	2005(1) to
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005
FROM OPERATIONS:
Net investment income	$9,569	$126,412	$(18,332)	$39,870
Net realized gain on affiliated underlying funds	565,253	69,314	379,481	32,991
Net change in unrealized appreciation or depreciation on affiliated underlying funds	(147,549)	488,870	(275,066)	151,061
Net increase in net assets resulting from operations	408,135	684,596	86,083	223,922

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	35,738,986	17,145,903	23,566,825	5,591,300
Cost of shares redeemed	(4,041,727)	(377,516)	(3,429,338)	(137,743)
Net increase in net assets resulting from capital share transactions	31,697,259	16,768,387	20,137,487	5,453,557
Net increase in net assets	32,105,394	17,452,983	20,223,570	5,677,479

NET ASSETS:
Beginning of period	17,452,983	—	5,677,479	—

End of period	$49,558,377	$17,452,983	$25,901,049	$5,677,479

Undistributed net investment income at end of period	$116,910	$126,479	$21,544	$39,876

(1)   Commencement of operations.

See Accompanying Notes to Financial Statements

10

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Solution 2045 Portfolio
	Six Months	April 29,
	Ended	2005(1) to
	June 30,	December 31,
	2006	2005
FROM OPERATIONS:
Net investment income	$(5,462)	$4,899
Net realized gain on affiliated underlying funds	179,323	20,187
Net change in unrealized appreciation or depreciation on affiliated underlying funds	(181,532)	11,220

Net increase (decrease) in net assets resulting from operations	(7,671)	36,306

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	14,897,956	1,647,245
Cost of shares redeemed	(3,389,218)	(381,107)

Net increase in net assets resulting from capital share transactions	11,508,738	1,266,138

Net increase in net assets	11,501,067	1,302,444

NET ASSETS:
Beginning of period	1,302,444	—

End of period	$12,803,511	$1,302,444

Undistributed net investment income at end of period	$(537)	$4,925

(1)   Commencement of operations.

See Accompanying Notes to Financial Statements

11

ING SOLUTION INCOME PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV			Class I
	Six Months		April 29,	Six Months	April 29,
	Ended		2005(1) to	Ended	2005(1) to
	June 30,		December 31,	June 30,	December 31,
	2006		2005	2006	2005
Per Share Operating Performance:
Net asset value, beginning of period	$10.36		10.02	10.41	10.02
Income (loss) from investment operations:
Net investment income (loss)	$(0.00	)***	0.54 †	0.03 †	0.29
Net realized and unrealized gain (loss) on investments	$0.05		(0.20)	0.05	0.10
Total from investment operations	$0.05		0.34	0.08	0.39
Net asset value, end of period	$10.41		10.36	10.49	10.41
Total Return(2)%	0.48		3.39	0.77	3.89

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$931		188	230	1
Ratios to average net assets:
Net expenses after expense waiver (3)(4)%	0.62		0.62	0.12	0.12
Gross expenses prior to expense waiver (3)(4)%	0.62		0.62	0.12	0.12
Net investment income (loss)(3)%	(0.03)		7.93	0.50	4.27
Portfolio turnover rate %	105		21	105	21

	Class S		Class T
	Six Months	April 29,	Six Months	April 29,
	Ended	2005(1) to	Ended	2005(1) to
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005
Per Share Operating Performance:
Net asset value, beginning of period	$10.39	10.02	10.34	10.28
Income (loss) from investment operations:
Net investment income (loss)	$0.02 †	0.36 †	(0.01)†	0.12
Net realized and unrealized gain (loss) on investments	$0.05	0.01	0.06	(0.06)
Total from investment operations	$0.07	0.37	0.05	0.06
Net asset value, end of period	$10.46	10.39	10.39	10.34
Total Return(2)%	0.67	3.69	0.48	0.58

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,488	507	1,680	103
Ratios to average net assets:
Net expenses after expense waiver (3)(4)%	0.37	0.37	0.82	0.82
Gross expenses prior to expense waiver (3)(4)%	0.37	0.37	0.87	0.87
Net investment income (loss)(3)%	0.16	5.22	(0.24)	6.36
Portfolio turnover rate %	105	21	105	21

(1)        Commencement of operations.

(2)        Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year is not annualized.

(3)        Annualized for periods less than one year.

(4)        Expense ratios do not include expenses of Underlying Funds.

†             Per share numbers have been calculated using the average number of shares outstanding throughout the period.

*            Amount represents less than $(0.005) per share.

**     Per share numbers have been calculated using the average number of shares outstanding throughout the period.

12

ING SOLUTION 2015 PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV			Class I
	Six Months		April 29,	Six Months	April 29,
	Ended		2005(1) to	Ended	2005(1) to
	June 30,		December 31,	June 30,	December 31,
	2006		2005	2006	2005
Per Share Operating Performance:
Net asset value, beginning of period	$10.74		10.04	10.80	10.04
Income (loss) from investment operations:
Net investment income (loss)	$(0.00	)***	0.44 †	0.02 †	0.11
Net realized and unrealized gain on investments	$0.18		0.26	0.18	0.65
Total from investment operations	$0.18		0.70	0.20	0.76
Net asset value, end of period	$10.92		10.74	11.00	10.80
Total Return(2)%	1.68		6.97	1.85	7.57

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$5,277		1,032	2,656	1
Ratios to average net assets:
Net expenses after expense waiver(3)(4)%	0.62		0.62	0.12	0.12
Gross expenses prior to expense waiver(3)(4)%	0.62		0.62	0.12	0.12
Net investment income (loss)(3)%	(0.05)		6.29	0.43	1.51
Portfolio turnover rate %	30		49	30	49

	Class S		Class T
	Six Months	April 29,	Six Months	April 29,
	Ended	2005(1) to	Ended	2005(1) to
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005
Per Share Operating Performance:
Net asset value, beginning of period	$10.77	10.04	10.74	10.53
Income (loss) from investment operations:
Net investment income (loss)	$0.01 †	0.27 †	(0.01)†	0.13
Net realized and unrealized gain on investments	$0.18	0.46	0.18	0.08
Total from investment operations	$0.19	0.73	0.17	0.21
Net asset value, end of period	$10.96	10.77	10.91	10.74
Total Return(2)%	1.76	7.27	1.58	1.99

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$13,297	4,114	4,696	694
Ratios to average net assets:
Net expenses after expense waiver(3)(4)%	0.37	0.37	0.82	0.82
Gross expenses prior to expense waiver(3)(4)%	0.37	0.37	0.87	0.87
Net investment income (loss)(3)%	0.19	3.82	(0.25)	11.28
Portfolio turnover rate %	30	49	30	49

(1)        Commencement of operations.

(2)        Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)        Annualized for periods less than one year.

(4)        Expense ratios do not include expenses of Underlying Funds.

†             Per share numbers have been calculated using the average number of shares outstanding throughout the period.

*            Amount represents less than $(0.005) per share.

**     Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

13

ING SOLUTION 2025 PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I
	Six Months	April 29,	Six Months	April 29,
	Ended	2005(1) to	Ended	2005(1) to
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005
Per Share Operating Performance:
Net asset value, beginning of period	$10.97	10.05	11.03	10.05
Income from investment operations:
Net investment income	$(0.02)†	0.24 †	0.02 †	0.05 †
Net realized and unrealized gain on investments	$0.31	0.68	0.30	0.93
Total from investment operations	$0.29	0.92	0.32	0.98
Net asset value, end of period	$11.26	10.97	11.35	11.03
Total Return(2)%	2.64	9.15	2.90	9.75

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$8,585	944	2,533	36
Ratios to average net assets:
Net expenses after expense waiver (3)(4)%	0.62	0.62	0.12	0.12
Gross expenses prior to expense waiver (3)(4)%	0.62	0.62	0.12	0.12
Net investment income (loss)(3)%	(0.27)	3.37	0.31	0.79
Portfolio turnover rate %	24	47	24	47

	Class S		Class T
	Six Months	April 29,	Six Months	April 29,
	Ended	2005(1) to	Ended	2005(1) to
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005
Per Share Operating Performance:
Net asset value, beginning of period	$11.00	10.05	10.97	10.68
Income from investment operations:
Net investment income	$0.00 †*	0.24 †	(0.02)†	0.08
Net realized and unrealized gain on investments	$0.30	0.71	0.29	0.21
Total from investment operations	$0.30	0.95	0.27	0.29
Net asset value, end of period	$11.30	11.00	11.24	10.97
Total Return(2)%	2.73	9.45	2.46	2.72

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$31,214	15,503	7,227	971
Ratios to average net assets:
Net expenses after expense waiver (3)(4)%	0.37	0.37	0.82	0.82
Gross expenses prior to expense waiver (3)(4)%	0.37	0.37	0.87	0.87
Net investment income (loss)(3)%	0.01	3.38	(0.35)	6.79
Portfolio turnover rate %	24	47	24	47

(1)        Commencement of operations.

(2)        Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)        Annualized for periods less than one year.

(4)        Expense ratios do not include expenses of Underlying Funds.

†             Per share numbers have been calculated using the average number of shares outstanding throughout the period.

*            Amount is less than $0.005.

See Accompanying Notes to Financial Statements

14

ING SOLUTION 2035 PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I
	Six Months	April 29,	Six Months	April 29,
	Ended	2005(1) to	Ended	2005(1) to
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005
Per Share Operating Performance:
Net asset value, beginning of period	$11.13	10.07	11.19	10.07
Income from investment operations:
Net investment income	$(0.03)†	0.34 †	0.01 †	0.98 †
Net realized and unrealized gain on investments	$0.37	0.72	0.35	0.14
Total from investment operations	$0.34	1.06	0.36	1.12
Net asset value, end of period	$11.47	11.13	11.55	11.19
Total Return(2)%	3.05	10.53	3.22	11.12

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$4,138	542	3,732	20
Ratios to average net assets:
Net expenses after expense waiver (3)(4)%	0.62	0.62	0.12	0.12
Gross expenses prior to expense waiver (3)(4)%	0.62	0.62	0.12	0.12
Net investment income (loss)(3)%	(0.56)	4.59	0.15	13.21
Portfolio turnover rate %	31	33	31	33

	Class S		Class T
	Six Months	April 29,	Six Months	April 29,
	Ended	2005(1) to	Ended	2005(1) to
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005
Per Share Operating Performance:
Net asset value, beginning of period	$11.16	10.07	11.12	10.76
Income from investment operations:
Net investment income	$(0.01)†	0.23 †	(0.03)†	0.12
Net realized and unrealized gain on investments	$0.36	0.86	0.36	0.24
Total from investment operations	$0.35	1.09	0.33	0.36
Net asset value, end of period	$11.51	11.16	11.45	11.12
Total Return(2)%	3.14	10.82	2.97	3.35

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$13,050	4,656	4,981	460
Ratios to average net assets:
Net expenses after expense waiver(3)(4)%	0.37	0.37	0.82	0.82
Gross expenses prior to expense waiver(3)(4)%	0.37	0.37	0.87	0.87
Net investment income (loss)(3)%	(0.18)	3.16	(0.47)	15.26
Portfolio turnover rate %	31	33	31	33

(1)        Commencement of operations.

(2)        Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)        Annualized for periods less than one year.

(4)        Expense ratios do not include expenses of Underlying Funds.

†             Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

15

ING SOLUTION 2045 PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I
	Six Months	April 29,	Six Months	April 29,
	Ended	2005(1) to	Ended	2005(1) to
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005
Per Share Operating Performance:
Net asset value, beginning of period	$11.35	10.08	11.40	10.08
Income from investment operations:
Net investment income	$(0.02)†	0.19 †	0.01 †	0.08 †
Net realized and unrealized gain on investments	$0.42	1.08	0.41	1.24
Total from investment operations	$0.40	1.27	0.42	1.32
Net asset value, end of period	$11.75	11.35	11.82	11.40
Total Return(2)%	3.52	12.60	3.68	13.10

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,934	334	3,434	2
Ratios to average net assets:
Net expenses after expense waiver(3)(4)%	0.62	0.62	0.12	0.12
Gross expenses prior to expense waiver(3)(4)%	0.62	0.62	0.12	0.12
Net investment income loss(3)%	(0.40)	2.54	0.21	1.12
Portfolio turnover rate %	55	106	55	106

	Class S		Class T
	Six Months	April 29,	Six Months	April 29,
	Ended	2005(1) to	Ended	2005(1) to
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005
Per Share Operating Performance:
Net asset value, beginning of period	$11.37	10.08	11.34	10.91
Income from investment operations:
Net investment income	$(0.01)†	0.08 †	(0.03)†	0.33 †
Net realized and unrealized gain on investments	$0.42	1.21	0.42	0.10
Total from investment operations	$0.41	1.29	0.39	0.43
Net asset value, end of period	$11.78	11.37	11.73	11.34
Total Return(2)%	3.61	12.80	3.44	3.94

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$4,746	783	1,689	183
Ratios to average net assets:
Net expenses after expense waiver(3)(4)%	0.37	0.37	0.82	0.82
Gross expenses prior to expense waiver(3)(4)%	0.37	0.37	0.87	0.87
Net investment income (loss)(3)%	(0.20)	1.11	(0.60)	9.02
Portfolio turnover rate %	55	106	55	106

(1)        Commencement of operations.

(2)        Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)        Annualized for periods less than one year.

(4)        Expense ratios do not include expenses of Underlying Funds.

†             Per share numbers have been calculated using the average number of shares outstanding throughout the period.

16

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. ING Partners, Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Fund to offer separate series (each a “Portfolio” and collectively, the “Portfolios”), each of which has its own investment objective, policies and restrictions. The Fund currently consists of thirty-nine Portfolios. The five Portfolios included in this report are: ING Solution Income Portfolio (“Solution Income”), ING Solution 2015 Portfolio (“Solution 2015”), ING Solution 2025 Portfolio (“Solution 2025”), ING Solution 2035 Portfolio (“Solution 2035”) and ING Solution 2045 Portfolio (“Solution 2045”) (each a “Portfolio” and collectively, the “Portfolios”). The investment objectives of the Portfolios are as follows: Solution Income — a combination of total return and stability of principal consistent with an asset allocation targeted to retirement; and Solution 2015, 2025, 2035 and 2045 Portfolios — until the day prior to the Target Dates, the Portfolios will seek to provide total return consistent with an asset allocation targeted at retirement in approximately 2015, 2025, 2035 and 2045, respectively. On the Target Date, the investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement. When Solution 2015, 2025, 2035 and 2045 Portfolios reach their respective Target Date, they may be combined with the Income Portfolio, without a vote of shareholders, if approved by the Board of Directors.

Shares of the Fund are currently being offered only to participating insurance companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies issued by the participating insurance companies.

The Portfolios offer the following four classes: Adviser Class (“Class ADV”), Initial Class (“Class I”), Service Class (“Class S”) and Class T. The classes differ principally in applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolio pro rata based on the average daily net assets of each class, without discrimination between share classes. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees.

Each Portfolio seeks to achieve its investment objective by investing in other ING Funds (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.	Security Valuation. The valuation of each Portfolio’s investments in its underlying funds is based on the net asset values of the Underlying Funds each business day.

B.

Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

C.

Distributions to Shareholders. The Portfolios record distributions to their shareholders on ex-dividend date. Each Portfolio distributes dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D.

Federal Income Taxes. It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required.

The Board of Directors intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no capital gain

17

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

distribution shall be made until the capital loss carryforward has been fully utilized or expires.

E.

Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates.

F.

Repurchase Agreements. Certain of the Underlying Funds may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. An Underlying Fund will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

NOTE 3 — INVESTMENT ADVISER AND ADMINISTRATIVE SERVICE FEES

The Portfolios entered into an Investment Management Agreement with ING Life Insurance and Annuity Company (“ILIAC”), the Investment Adviser. For its services, each Portfolio pays the Investment Adviser a monthly fee in arrears equal to 0.10% of the Portfolio’s average daily net assets during the month.

ING Investment Management Co. (the “Consultant”) is a consultant to the Investment Adviser. Both the Investment Adviser and the Consultant are indirect, wholly-owned subsidiaries of ING Groep, N.V. (“ING Groep”). ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individuals and institutional investors. The Consultant will provide tactical allocation recommendations to the Investment Adviser. The Investment Adviser has set up an Investment Committee made up of a team of professionals to consider, review and implement the recommendations of the Consultant, and will retain discretion over implementation of the Consultant’s recommendations. The Consultant will provide ongoing recommendations to the Investment Committee of the Investment Adviser quarterly or as warranted by market conditions.

Under an Administrative Services Agreement between ING Fund Services, LLC (“IFS”), an indirect, wholly-owned subsidiary of ING Groep, IFS provides all administrative services necessary for the Portfolios’ operations and is responsible for the supervision of the Portfolios’ other service providers. IFS also assumes all ordinary recurring direct costs of the Portfolios, such as custodian fees, director fees, transfer agency fees and accounting fees. As compensation for these services, IFS receives a monthly fee from each portfolio at an annual rate of 0.02% based on the average daily net assets of each Portfolio.

NOTE 4 — INVESTMENTS IN UNDERLYING FUNDS

For the six months ended June 30, 2006, the cost of purchases and the proceeds from sales of the Underlying Funds were as follows:

	Purchases	Sales

Solution Income	$7,965,463	$3,390,274
Solution 2015	24,143,406	4,418,773
Solution 2025	39,636,683	7,935,032
Solution 2035	24,708,030	4,773,831
Solution 2045	15,247,480	3,798,684

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV and Class T of the Portfolios have adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby ING Financial Advisers, LLC (the “Distributor”), an indirect, wholly-owned subsidiary of ING Groep, is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio’s shares (“Distribution Fees”). The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services

18

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

Agreement. Under the Rule 12b-1 Plan, each Portfolio makes payments at an annual rate of 0.25% and 0.50% of the Portfolio’s average daily net assets attributable to its Class ADV and Class T shares, respectively. The Distributor has contractually agreed to waive 0.05% for Class T shares so that the actual fee paid is an annual rate of 0.45%. The expense waiver will continue through at least May 1, 2007.

The Fund has also adopted a Shareholder Servicing Plan (“Service Plan”) for the Class ADV, Class S and Class T shares of each Portfolio. The Service Plan allows the Fund’s distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Class ADV, Class S and Class T shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV, Class S and Class T shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Each Portfolio has adopted a Retirement Policy covering all Independent Directors of the Portfolio who will have served as an Independent Directors for at least five years at the time of retirement. Benefits under this policy are based on an annual rate as defined in the policy agreement.

At June 30, 2006, the following indirect, wholly owned subsidiaries of ING Groep owned the following Series:

ING Life Insurance and Annuity Company — Solution Income (42.54%); Solution 2015 (52.64%); Solution 2025 (65.73%); Solution 2035 (51.49%); and Solution 2045 (49.38%)

NOTE 7 — OTHER ACCRUED EXPENSES

At June 30, 2006, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 5 and 6):

	Accrued		Accrued
	Investment	Accrued	Shareholder
	Management	Administrative	Services
	Fees	Fees	Fees	Total
Solution Income	$412	$82	$1,738	$2,232
Solution 2015	1,856	371	6,590	8,817
Solution 2025	3,540	727	12,363	16,630
Solution 2035	1,881	379	6,469	8,729
Solution 2045	891	179	2,565	3,635

NOTE 8 — EXPENSE LIMITATIONS

For the following Portfolios, the Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

	Class ADV(1)	Class I(1)	Class S(1)	Class T(1)
Solution Income	0.62%	0.12%	0.37%	0.82%
Solution 2015	0.62%	0.12%	0.37%	0.82%
Solution 2025	0.62%	0.12%	0.37%	0.82%
Solution 2035	0.62%	0.12%	0.37%	0.82%
Solution 2045	0.62%	0.12%	0.37%	0.82%

(1)	The operating expense limits apply only at the Portfolio level and do not limit the fees payable by the underlying investment companies in which the Portfolios invest.

The Investment Adviser may at a later date recoup from a Portfolio for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such reimbursement, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

As of June 30, 2006 the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Manager, and the related expiration dates are as follows:

June 30,
2009
Solution Income	$2
Solution 2015	31
Solution 2025	176
Solution 2035	37
Solution 2045	9

These amounts do not include shareholder servicing fees voluntarily waived by the administrator.

Outstanding reimbursement balances due to the Portfolios, if any, under their respective expense limitation agreements are reflected in Reimbursement Due from Manager on the accompanying Statements of Assets and Liabilities.

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless the Investment Adviser provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

19

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Class ADV		Class I		Class S
	Six Months	April 29,	Six Months	April 29,	Six Months	April 29,
	Ended	2005(1) to	Ended	2005(1) to	Ended	2005(1) to
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005	2006	2005
Solution Income (Number of Shares)
Shares sold	71,509	18,429	280,050	101	240,335	50,923
Shares redeemed	(289)	(286)	(258,193)	—	(51,183)	(2,117)
Net increase in shares outstanding	71,220	18,143	21,857	101	189,152	48,806

Solution Income ($)
Shares sold	$744,744	$188,909	$2,949,028	$1,015	$2,519,946	$520,544
Shares redeemed	(3,026)	(2,956)	(2,718,068)	—	(535,159)	(21,887)
Net increase	$741,718	$185,953	$230,960	$1,015	$1,984,787	$498,657

	Class T
	Six Months	April 29, 2005(1)
	Ended June 30,	to December
	2006	31, 2005
Solution Income (Number of Shares)
Shares sold	161,782	10,522
Shares redeemed	(10,009)	(536)
Net increase in shares outstanding	151,773	9,986

Solution Income ($)
Shares sold	$1,688,342	$107,643
Shares redeemed	(104,528)	(5,464)
Net increase	$1,583,814	$102,179

	Class ADV		Class I		Class S
	Six Months	April 29,	Six Months	April 29,	Six Months	April 29,
	Ended	2005(1) to	Ended	2005(1) to	Ended	2005(1) to
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005	2006	2005
Solution 2015 (Number of Shares)
Shares sold	390,982	105,917	487,851	101	888,303	403,952
Shares redeemed	(3,883)	(9,780)	(246,525)	—	(57,506)	(21,999)
Net increase in shares outstanding	387,099	96,137	241,326	101	830,797	381,953

Solution 2015 ($)
Shares sold	$4,274,265	$1,121,677	$5,400,927	$1,010	$9,739,784	$4,231,966
Shares redeemed	(42,260)	(101,097)	(2,726,929)	—	(636,758)	(232,751)
Net increase	$4,232,005	$1,020,580	$2,673,998	$1,010	$9,103,026	$3,999,215

	Class T
		April 29, 2005(1)
	Six Months	to
	Ended June 30,	December 31,
	2006	2005

Solution 2015 (Number of Shares)
Shares sold	374,953	64,995
Shares redeemed	(9,115)	(414)
Net increase in shares outstanding	365,838	64,581

Solution 2015 ($)
Shares sold	$4,102,159	$689,363
Shares redeemed	(100,176)	(4,333)
Net increase	$4,001,983	$685,030

(1)	Commencement of operations.

20

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Class ADV		Class I		Class S
	Six Months	April 29,	Six Months	April 29,	Six Months	April 29,
	Ended	2005(1) to	Ended	2005(1) to	Ended	2005(1) to
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005	2006	2005

Solution 2025 (Number of Shares)
Shares sold	688,794	88,717	463,834	3,263	1,405,115	1,440,645
Shares redeemed	(12,159)	(2,718)	(243,982)	—	(52,944)	(31,566)
Net increase in shares outstanding	676,635	85,999	219,852	3,263	1,352,171	1,409,079

Solution 2025 ($)
Shares sold	$7,728,107	$946,537	$5,287,368	$36,015	$15,945,405	$15,196,157
Shares redeemed	(135,984)	(28,625)	(2,779,870)	—	(601,659)	(341,002)
Net increase	$7,592,123	$917,912	$2,507,498	$36,015	$15,343,746	$14,855,155

	Class T
		April 29, 2005(1)
	Six Months	to
	Ended June 30,	December 31,
	2006	2005

Solution 2025 (Number of Shares)
Shares sold	601,258	89,258
Shares redeemed	(46,956)	(748)
Net increase in shares outstanding	554,302	88,510

Solution 2025 ($)
Shares sold	$6,778,106	$967,194
Shares redeemed	(524,214)	(7,889)
Net increase	$6,253,892	$959,305

	Class ADV		Class I		Class S
	Six Months	April 29,	Six Months	April 29,	Six Months	April 29,
	Ended	2005(1) to	Ended	2005(1) to	Ended	2005(1) to
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005	2006	2005

Solution 2035 (Number of Shares)
Shares sold	314,495	48,885	543,670	4,862	775,937	426,175
Shares redeemed	(2,518)	(176)	(222,394)	(3,117)	(59,713)	(9,015)
Net increase in shares outstanding	311,977	48,709	321,276	1,745	716,224	417,160

Solution 2035 ($)
Shares sold	$3,627,985	$532,594	$6,332,131	$54,325	$8,938,711	$4,542,888
Shares redeemed	(28,248)	(1,945)	(2,586,568)	(35,000)	(691,439)	(98,830)
Net increase	$3,599,737	$530,649	$3,745,563	$19,325	$8,247,272	$4,444,058

	Class T
		April 29, 2005(1)
	Six Months	to
	Ended June 30,	December 31,
	2006	2005

Solution 2035 (Number of Shares)
Shares sold	404,656	41,567
Shares redeemed	(10,974)	(175)
Net increase in shares outstanding	393,682	41,392

Solution 2035 ($)
Shares sold	$4,667,998	$461,493
Shares redeemed	(123,083)	(1,968)
Net increase	$4,544,915	$459,525

(1)	Commencement of operations.

21

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Class ADV		Class I		Class S
	Six Months	April 29,	Six Months	April 29,	Six Months	April 29,
	Ended	2005(1) to	Ended	2005(1) to	Ended	2005(1) to
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005	2006	2005

Solution 2045 (Number of Shares)
Shares sold	229,768	29,467	514,330	146	378,336	101,444
Shares redeemed	(9,586)	(12)	(224,085)	—	(44,417)	(32,554)
Net increase in shares outstanding	220,182	29,455	290,245	146	333,919	68,890

Solution 2045 ($)
Shares sold	$2,709,899	$330,615	$6,110,273	$1,529	$4,483,443	$1,117,355
Shares redeemed	(113,033)	(126)	(2,671,579)	—	(533,560)	(365,948)
Net increase	$2,596,866	$330,489	$3,438,694	$1,529	$3,949,883	$751,407

	Class T
		April 29, 2005(1)
	Six Months	to
	Ended June 30,	December 31,
	2006	2005

Solution 2045 (Number of Shares)
Shares sold	133,897	17,484
Shares redeemed	(6,022)	(1,319)
Net increase in shares outstanding	127,875	16,165

Solution 2045 ($)
Shares sold	$1,594,341	$197,744
Shares redeemed	(71,046)	(15,031)
Net increase	$1,523,295	$182,713

(1)	Commencement of operations.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/ tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

There were no dividends or distributions to shareholders of the Portfolios during six months ended June 30, 2006 or the year ended December 31, 2005.

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2005 were:

	Undistributed	Undistributed	Unrealized	Post-October
	Ordinary	Long Term	Appreciation/	Capital Losses
	Income	Capital Gains	Depreciation	Deferred

Solution Income Portfolio	$14,636	$330	$(3,323)	$(38)
Solution 2015 Portfolio	80,398	6,089	48,815	—
Solution 2025 Portfolio	190,244	23,415	471,004	—
Solution 2035 Portfolio	65,653	9,142	149,133	—
Solution 2045 Portfolio	24,638	2,259	9,435	—

22

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 11 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

In 2004 ILIAC reported to the Boards of Directors/ Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, ILIAC and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ILIAC has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ILIAC reported that management of U.S. affiliates of ING Groep N.V., including ILIAC (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

ILIAC has advised the Boards that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. ILIAC further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ILIAC has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, ING Funds Distributor, LLC (“IFD”), the distributor of certain ING Funds, settled an administrative proceeding with the National Association of Securities Dealers (“NASD”) regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent (“AWC”) with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, in 2004 ILIAC reported to the Boards that, at that time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

•

Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•

ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•

In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange

23

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 11 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

Commission (the “SEC”) on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC’s Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

ILIAC reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ILIAC advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, ILIAC reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•

ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. ILIAC reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•

The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•

ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•	ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of ILIAC and IFA have been named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation concerning ING’s administration of the New Hampshire state employees deferred compensation plan. ING is cooperating with this regulator to resolve the matter. Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses.

These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged.

In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

24

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 12 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2006, the Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment	Short-Term	Long-Term
	Income	Capital Gains	Capital Gains	Payable Date	Record Date

Solution Income
Class ADV	$0.0211	$0.0035	$0.0008	August 3, 2006	July 31, 2006
Class I	$0.0216	$0.0035	$0.0008	August 3, 2006	July 31, 2006
Class S	$0.0198	$0.0035	$0.0008	August 3, 2006	July 31, 2006
Class T	$0.0208	$0.0035	$0.0008	August 3, 2006	July 31, 2006

Solution 2015
Class ADV	$0.0197	$0.0080	$0.0022	August 3, 2006	July 31, 2006
Class I	$0.0205	$0.0080	$0.0022	August 3, 2006	July 31, 2006
Class S	$0.0187	$0.0080	$0.0022	August 3, 2006	July 31, 2006
Class T	$0.0195	$0.0080	$0.0022	August 3, 2006	July 31, 2006

Solution 2025
Class ADV	$0.0255	$0.0122	$0.0046	August 3, 2006	July 31, 2006
Class I	$0.0263	$0.0122	$0.0046	August 3, 2006	July 31, 2006
Class S	$0.0236	$0.0122	$0.0046	August 3, 2006	July 31, 2006
Class T	$0.0252	$0.0122	$0.0046	August 3, 2006	July 31, 2006

Solution 2035
Class ADV	$0.0138	$0.0084	$0.0031	August 3, 2006	July 31, 2006
Class I	$0.0143	$0.0084	$0.0031	August 3, 2006	July 31, 2006
Class S	$0.0125	$0.0084	$0.0031	August 3, 2006	July 31, 2006
Class T	$0.0138	$0.0084	$0.0031	August 3, 2006	July 31, 2006

Solution 2045
Class ADV	$0.0043	$0.0138	$0.0019	August 3, 2006	July 31, 2006
Class I	$0.0050	$0.0138	$0.0019	August 3, 2006	July 31, 2006
Class S	$0.0040	$0.0138	$0.0019	August 3, 2006	July 31, 2006
Class T	$0.0045	$0.0138	$0.0019	August 3, 2006	July 31, 2006

25

PORTFOLIO ASSET ALLOCATION

AS OF JUNE 30, 2006 (UNAUDITED)

ING SOLUTION PORTFOLIOS

The following table illustrates the asset allocation of the Underlying Portfolios as of June 30, 2006 (as a percent of net assets).

	Solution	Solution	Solution	Solution	Solution
Underlying Affiliated Portfolios	Income	2015	2025	2035	2045

ING American Century Large Company Value Portfolio, Class I	—	2.0%	5.0%	6.9%	7.9%
ING Baron Small Cap Growth Portfolio, Class I	—	—	3.0%	3.0%	3.0%
ING Davis Venture Value Portfolio, Class I	3.0%	3.0%	3.0%	3.0%	2.0%
ING Julius Baer Foreign Portfolio, Class I	—	4.1%	5.1%	6.1%	7.1%
ING Legg Mason Partners Aggressive Growth Portfolio, Class I	—	3.0%	5.0%	6.0%	7.0%
ING Legg Mason Value Portfolio, Class I	3.0%	3.0%	3.0%	3.0%	2.0%
ING Limited Maturity Bond Portfolio, Class I	24.8%	14.8%	9.8%	—	—
ING Marisco Growth Portfolio, Class I	—	3.0%	5.0%	6.0%	7.0%
ING Marisco International Opportunities Portfolio, Class I	—	3.1%	3.1%	4.1%	5.1%
ING Oppenheimer Strategic Income Portfolio, Class I	10.0%	10.0%	5.0%	—	—
ING PIMCO High Yield Bond Portfolio, Class I	5.0%	5.0%	3.0%	—	—
ING PIMCO Total Return Portfolio, Class I	13.0%	3.0%	—	—	—
ING T. Rowe Price Growth Equity Portfolio, Class I	—	6.1%	9.0%	12.0%	13.0%
ING UBS U.S. Small Cap Growth Portfolio, Class I	—	—	3.1%	2.1%	2.0%
ING UBS U.S. Large Cap Equity Portfolio, Class I	7.0%	7.0%	5.0%	5.0%	5.0%
ING Van Kampen Comstock Portfolio, Class I	—	2.0%	6.0%	8.0%	8.9%
ING VP Index Plus International Equity Portfolio, Class I	5.2%	4.1%	5.1%	6.1%	6.1%
ING VP Index Plus LargeCap Portfolio, Class I	7.1%	8.0%	5.0%	5.0%	5.0%
ING VP Index Plus MidCap Portfolio, Class I	—	—	3.0%	4.0%	5.0%
ING VP Index Plus SmallCap Portfolio, Class I	—	—	—	3.0%	5.1%
ING VP Intermediate Bond Portfolio, Class I	21.9%	16.8%	11.8%	14.7%	6.8%
ING VP Real Estate Portfolio, Class I	—	2.0%	2.0%	2.0%	2.0%
Other Assets and Liabilities-Net(1)	(0.0)%	(0.0)%	(0.0)%	(0.0)%	(0.0)%
	100.0%	100.0%	100.0%	100.0%	100.0%

(1)	Amounts are less than (0.005)%.

Portfolio holdings are subject to change daily.

26

PORTFOLIO OF INVESTMENTS

ING SOLUTION INCOME PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 100.0%
8,352	ING Davis Venture Value Portfolio, Class I		$161,282
15,945	ING Legg Mason Value Portfolio, Class I		161,524
122,125	ING Limited Maturity Bond Portfolio, Class I		1,321,391
53,341	ING Oppenheimer Strategic Income Portfolio, Class I		533,410
26,458	ING PIMCO High Yield Portfolio, Class I		265,374
63,744	ING PIMCO Total Return Portfolio, Class I		690,989
39,909	ING UBS U.S. LargeCap Equity Portfolio, Class I		376,342
23,378	ING VP Index Plus International Equity Portfolio, Class I		275,860
24,189	ING VP Index Plus LargeCap Portfolio, Class I		376,623
90,468	ING VP Intermediate Bond Portfolio, Class I		1,167,039

	Total Investments in Securities (Cost $5,349,299)	100.0%	$5,329,834
	Other Assets and Liabilities-Net	(0.0)	(620)
	Net Assets	100.0%	$5,329,214

* Cost for federal income tax purposes is $5,368,164.
Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$0
Gross Unrealized Depreciation	(38,330)
Net Unrealized Depreciation	$(38,330)

See Accompanying Notes to Financial Statements

27

PORTFOLIO OF INVESTMENTS

ING SOLUTION 2015 PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 100.0%
34,911	ING American Century Large Company Value Portfolio-Class I		$518,086
40,391	ING Davis Venture Value Portfolio-Class I		779,957
73,689	ING Julius Baer Foreign Portfolio Class I		1,063,333
17,448	ING Legg Mason Partners Aggressive Growth Portfolio-Class I		783,781
77,110	ING Legg Mason Value Portfolio-Class I		781,128
354,379	ING Limited Maturity Bond Portfolio-Class I		3,834,383
50,463	ING Marsico Growth Portfolio-Class I		787,725
60,665	ING Marsico International Opportunities Portfolio-Class I		800,165
257,933	ING Oppenheimer Strategic Income Portfolio-Class I		2,579,328
127,950	ING PIMCO High Yield Portfolio-Class I		1,283,335
71,136	ING PIMCO Total Return Portfolio-Class I		771,117
29,598	ING T. Rowe Price Growth Equity Portfolio-Class I		1,569,286
192,962	ING UBS U.S. LargeCap Equity Portfolio-Class I		1,819,630
40,999	ING Van Kampen Comstock Portfolio-Class I		519,868
90,402	ING VP Index Plus International Equity Portfolio-Class I		1,066,744
133,659	ING VP Index Plus LargeCap Portfolio-Class I		2,081,067
338,069	ING VP Intermediate Bond Portfolio-Class I		4,361,087
30,791	ING VP Real Estate Portfolio-Class I		527,450

	Total Investments in Securities (Cost $25,959,867)	100.0%	$25,927,470
	Other Assets and Liabilities-Net	(0.0)	(1,387)
	Net Assets	100.0%	$25,926,083

* Cost for federal income tax purposes is $26,002,979. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$61,249
Gross Unrealized Depreciation	(136,758)
Net Unrealized Depreciation	$(75,509)

See Accompanying Notes to Financial Statements

28

PORTFOLIO OF INVESTMENTS

ING SOLUTION 2025 PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 100.0%
166,023	ING American Century Large Company Value Portfolio-Class I		$2,463,780
86,218	ING Baron Small Cap Growth Portfolio-Class I		1,505,366
76,848	ING Davis Venture Value Portfolio-Class I		1,483,931
175,241	ING Julius Baer Foreign Portfolio-Class I		2,528,734
55,325	ING Legg Mason Partners Aggressive Growth Portfolio-Class I		2,485,192
146,730	ING Legg Mason Value Portfolio-Class I		1,486,371
449,231	ING Limited Maturity Bond Portfolio-Class I		4,860,683
160,020	ING Marsico Growth Portfolio-Class I		2,497,913
115,421	ING Marsico International Opportunities Portfolio-Class I		1,522,400
245,260	ING Oppenheimer Strategic Income Portfolio-Class I		2,452,605
145,985	ING PIMCO High Yield Portfolio-Class I		1,464,231
84,470	ING T. Rowe Price Growth Equity Portfolio-Class I		4,478,594
162,465	ING UBS U.S. SmallCap Growth Portfolio-Class I		1,523,923
262,202	ING UBS U.S. LargeCap Equity Portfolio-Class I		2,472,569
233,983	ING Van Kampen Comstock Portfolio-Class I		2,966,899
215,021	ING VP Index Plus International Equity Portfolio-Class I		2,537,245
158,927	ING VP Index Plus LargeCap Portfolio-Class I		2,474,492
83,641	ING VP Index Plus MidCap Portfolio-Class I		1,503,862
453,782	ING VP Intermediate Bond Portfolio-Class I		5,853,788
58,587	ING VP Real Estate Portfolio-Class I		1,003,587

	Total Investments in Securities (Cost $49,224,844)	100.0%	$49,566,165
	Other Assets and Liabilities-Net	(0.0)	(7,788)
	Net Assets	100.0%	$49,558,377

* Cost for federal income tax purposes is $49,312,202. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$496,801
Gross Unrealized Depreciation	(242,838)
Net Unrealized Appreciation	$253,963

See Accompanying Notes to Financial Statements

29

PORTFOLIO OF INVESTMENTS

ING SOLUTION 2035 PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 100.0%
121,076	ING American Century Large Company Value Portfolio-Class I		$1,796,775
44,931	ING Baron Small Cap Growth Portfolio-Class I		784,493
40,011	ING Davis Venture Value Portfolio-Class I		772,607
109,525	ING Julius Baer Foreign Portfolio-Class I		1,580,451
34,580	ING Legg Mason Partners Aggressive Growth Portfolio-Class I		1,553,335
76,388	ING Legg Mason Value Portfolio-Class I		773,810
100,022	ING Marsico Growth Portfolio-Class I		1,561,340
80,155	ING Marsico International Opportunities Portfolio-Class I		1,057,246
58,664	ING T. Rowe Price Growth Equity Portfolio-Class I		3,110,359
56,367	ING UBS U.S. SmallCap Growth Portfolio-Class I		528,722
136,574	ING UBS U.S. LargeCap Equity Portfolio-Class I		1,287,897
162,498	ING Van Kampen Comstock Portfolio-Class I		2,060,473
134,387	ING VP Index Plus International Equity Portfolio-Class I		1,585,772
82,782	ING VP Index Plus LargeCap Portfolio-Class I		1,288,916
58,087	ING VP Index Plus MidCap Portfolio-Class I		1,044,398
46,334	ING VP Index Plus SmallCap Portfolio-Class I		789,072
295,458	ING VP Intermediate Bond Portfolio-Class I		3,811,412
30,514	ING VP Real Estate Portfolio-Class I		522,700

	Total Investments in Securities (Cost $26,033,783)	100.0%	$25,909,778
	Other Assets and Liabilities-Net	(0.0)	(8,729)
	Net Assets	100.0%	$25,901,049

* Cost for federal income tax purposes is $26,075,950. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$73,124
Gross Unrealized Depreciation	(239,296)
Net Unrealized Depreciation	$(166,172)

See Accompanying Notes to Financial Statements

30

PORTFOLIO OF INVESTMENTS

ING SOLUTION 2045 PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 100.0%
68,254	ING American Century Large Company Value Portfolio-Class I		$1,012,885
22,138	ING Baron Small Cap Growth Portfolio-Class I		386,526
13,165	ING Davis Venture Value Portfolio-Class I		254,223
63,008	ING Julius Baer Foreign Portfolio-Class I		909,212
19,897	ING Legg Mason Partners Aggressive Growth Portfolio-Class I		893,779
25,133	ING Legg Mason Value Portfolio-Class I		254,600
57,531	ING Marsico Growth Portfolio-Class I		898,060
49,391	ING Marsico International Opportunities Portfolio-Class I		651,467
31,339	ING T. Rowe Price Growth Equity Portfolio-Class I		1,661,570
27,811	ING UBS U.S. SmallCap Growth Portfolio-Class I		260,868
67,366	ING UBS U.S. LargeCap Equity Portfolio-Class I		635,263
90,180	ING Van Kampen Comstock Portfolio-Class I		1,143,487
66,252	ING VP Index Plus International Equity Portfolio-Class I		781,772
40,826	ING VP Index Plus LargeCap Portfolio-Class I		635,655
35,799	ING VP Index Plus MidCap Portfolio-Class I		643,662
38,065	ING VP Index Plus SmallCap Portfolio-Class I		648,242
68,068	ING VP Intermediate Bond Portfolio-Class I		878,079
15,049	ING VP Real Estate Portfolio-Class I		257,796

	Total Investments in Securities (Cost $12,977,458)	100.0%	$12,807,146
	Other Assets and Liabilities-Net	(0.0)	(3,635)
	Net Assets	100.0%	$12,803,511

* Cost for federal income tax purposes is $12,986,710. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$19,512
Gross Unrealized Depreciation	(199,076)
Net Unrealized Depreciation	$(179,564)

See Accompanying Notes to Financial Statements

31

Investment Adviser

ING Life Insurance and Annuity Company

151 Farmington Avenue

Hartford, Connecticut 06156

Administrator

ING Funds Services, LLC

7337 E. Doubletree Ranch Road

Scottsdale, Arizona 85258

Distributor

ING Financial Advisers, LLC

151 Farmington Avenue

Hartford, Connecticut 06156

1-800-262-3862

Transfer Agent

DST Systems, Inc.

P.O. Box 419368

Kansas City, Missouri 64141

Custodian

The Bank of New York

One Wall Street

New York, NY 10286

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-USOL (0606-082106)

Funds

Semi-Annual Report

June 30, 2006

Service Class (“Class S”) and
Adviser Class (“Class ADV”)

ING Partners, Inc.

•  ING Fidelity® VIP Contrafund® Portfolio*

•  ING Fidelity® VIP Equity-Income Portfolio*

•  ING Fidelity® VIP Growth Portfolio*

•  ING Fidelity® VIP Mid Cap Portfolio*

This report is submitted for general information to
shareholders of the ING Funds. It is not authorized for
distribution to prospective shareholders unless accompanied
or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

* Fidelity and Contrafund are registered trademarks of FMR Corp.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-992-0180; (2) on the ING Funds website at www.ingfunds.com and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended December 31 is available without charge on the ING Funds website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrant’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at 1-800-992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

JAMES M. HENNESSY

Dear Shareholder,

As you may recall, in my last letter I described the enthusiasm that we were experiencing here at ING Funds as we worked to bring more of the world’s investment opportunities to you, the investor.

I am happy to report that enthusiasm is continuing to thrive. Since the beginning of the year, we have launched a series of new international mutual funds, each created to bring more of the world’s opportunities to you.

Meanwhile, we have also heard you loud and clear. Our research tells us that many investors report that they find investing an intimidating and overly-complex endeavor. That is why ING is committed to helping investors across the country cut through the confusion and clutter. “Your future. Made easier.SM” is more than words; they represent our promise to you.

Those two objectives — bringing you more of the world’s opportunities and doing it in a way that is easier for you — are behind the development of the new portfolios.

According to a recent finding, 58 percent of the world market capitalization now lies outside of the United States.1 In other words, the majority of investments are now beyond our borders and we think that the ING VP Index Plus International Portfolio — a broad-based international portfolio — is an easy, single-step method to gain exposure to many of those international investment opportunities.

Meanwhile, the ING VP Global Real Estate Portfolio was developed as an easy way to bring global — international and domestic — real estate opportunities to the variable portfolio investor. Real Estate Investment Trusts (REITs) are becoming more and more popular around the world, and this new portfolio seeks to capitalize on that popularity. But again, we’ve made it easy. With just one investment, investors bring the diversification of global real estate to their investment strategy.

One of our goals at ING Funds is to find tomorrow’s opportunities today, and we believe these two portfolios are just the latest examples of that plan in action.

On behalf of everyone at ING Funds, I thank you for your continued support and loyalty. We look forward to serving you in the future.

Sincerely,

James M. Hennessy

President

ING Funds

August 11, 2006

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic. Investments in issuers that are principally engaged in real estate, including REITs, may subject the Fund to risks similar to those associated with the direct ownership of real estate, including terrorist attacks, war or other acts that destroy real property (in addition to market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

1  MSCI December, 2005

1

MARKET PERSPECTIVE:      SIX MONTHS ENDED JUNE 30, 2006

Global equities markets as a whole started 2006 with their best first quarter since 1998. Much of the buying interest swelled from the busiest quarter for merger and acquisition activity since 2000. However, by mid way through the second quarter, reality set in as investors were gripped by fears that zealous, inflation fighting central bankers would raise interest rates by more than enough to choke off the global growth enjoyed in recent years. For the first six months of 2006, the Morgan Stanley Capital International (“MSCI”) World® Index(1) in dollars, including net reinvested dividends, gained 6.1%, but more than half of this was due to U.S. dollar weakness. An initially slow retreat gathered pace, spurred by communication from the G7 Finance Ministers and Central Bank of Governors that seemed to sanction a lower dollar. The currency slid 7.4%, 6.8% and 2.8%, respectively, against the euro, pound and yen for the six months ended June 30, 2006.

Alan Greenspan may have retired in January 2006, after 18 years as Chairman of the Federal Reserve Board (“Fed”), but the issue didn’t change for most investors, not just those in U.S. fixed income securities: when would the Federal Open Market Committee (“FOMC”) stop raising interest rates? By April 2006, Greenspan’s successor, Ben Bernanke seemed to be hinting that after a sixteenth increase on May 10, FOMC might pause. Stock markets took heart, but with commodities prices making new records, the combination of inflationary pressures and a Fed apparently about to go on hold led commentators to wonder if Mr. Bernanke was just a little bit soft on inflation. In fact, he had never meant to signal a pause. The respected academic who espoused plain-speaking openness to make policy clear had instead succeeded in achieving the opposite. He needed to re-establish his inflation fighting credentials by going on the offensive.

Over the next few weeks, every one of his FOMC colleagues would stress publicly that inflation was the prime concern. By June 13, the yield curve inverted for the second time this year, investors fearing that the FOMC had tough-talked themselves into protracted rate increases, even as the economy was obviously cooling. This was evidenced by a shockingly weak employment report on June 2 and a slumping housing market that had been the source of much of the consumer spending in the last few years. So the seventeenth interest rate increase to 5.25% on June 29 surprised no one, but at least it was couched in balanced language that raised hopes the FOMC might at last be done. Then again, the quarter ended with every yield on the Treasury curve lower than the federal funds rate: the market’s vote that the FOMC had already gone too far. For the half-year, the 10-year U.S. Treasury yield rose by 74 basis points to 5.14%, the three-month U.S. Treasury rate by 88 basis points to 4.86%, while the Lehman Brothers Aggregate Bond Index(2) of investment grade bond lost 72 basis points for the six months ended June 30, 2006.

U.S. equities in the form of the Standard & Poor’s 500® Composite Stock Price (“S&P 500®”) Index(3), rose 2.7% including dividends, in the first half of 2006 and traded at a price-to-earnings (“P/E”) ratio of 14.8 times earnings for the current fiscal year. Stocks had actually become cheaper in the last 12 months as prices had only reflected about half of the increase in corporate profits in that time. Indeed, first quarter profits registered double-digit year-over-year growth for the eleventh straight quarter. Nevertheless, investors seemed only to have eyes for interest rates. After the best first quarter for the market since 1999, the Investors were encouraged through early May 2006 as the events described above suggested an imminent end to the tightening cycle. The S&P 500® Index even reached a five-year high at its best level on May 5, 2006. In spite of this, these hopes were soon dashed by the hawkish rhetoric from the FOMC and from there stocks fell nearly 4% to the end of the quarter. Only the less uncompromising language in the FOMC’s June 29, 2006 statement prevented the loss from being 2% worse.

In international markets, the pattern of results resembled that of the U.S.: strong through early May 2006, a sharp drop to mid-June 2006, partially reversed in the last two weeks. Because of significant currency movements, returns are based on MSCI indices in local currencies including net dividends. Japan continued where it left off in 2005 and by May 8, 2006 the market was up 8.9% on bullish news about rising wages, an end to deflation and an evidently sustainable gross domestic product (“GDP”) growth path. Unfortunately, over the next month stocks plunged 15.3% as U.S. interest rate fears combined with signals from the Bank of Japan that local interest rates were about to rise for the first time in six years. The market closed the six months ended June 30, 2006 down 1.3% based on the MSCI Japan® Index(4) after a late rebound. European ex UK markets were initially supported by widespread merger and acquisition activity amid clear signs of improving

2

MARKET PERSPECTIVE:      SIX MONTHS ENDED JUNE 30, 2006

growth, business confidence and falling unemployment, and despite a 25 basis point rate increase in March. At their May 9, 2006 high, stocks had returned 12.2% for the year. But events in the U.S. and another 25 basis points increase in euro interest rates, as inflation remained stubbornly above the 2% target, sent stocks into negative territory by mid-June, before recovering to a 4.8% gain for the half year based on MSCI Europe ex UK® Index(5). By May 9, 2006, UK equities were up 9.8% boosted by acquisition-prone financials and the large energy and materials sectors, as commodity prices surged. The reversal in these prices and interest rate concerns dragged the market down 9.3% by mid-June. Rebounding energy prices and improved economic data allowed more than half of this loss to be retraced and stocks closed the six months ended June 30, 2006 ahead by 5.5% based on the MSCI UK® Index(6).

(1) The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3) The Standard & Poor’s 500® Composite Stock Price Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(4) The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(5) The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(6) The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the ING Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b–1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006, unless otherwise indicated.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Six Months Ended
ING Fidelity® VIP Contrafund® Portfolio	January 1, 2006	June 30, 2006	Ratio	June 30, 2006*

Actual Fund Return
Class S	$1,000.00	$1,037.40	1.20%	$6.06
Class ADV	1,000.00	1,035.90	1.45	7.32

Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,018.84	1.20%	$6.01
Class ADV	1,000.00	1,017.60	1.45	7.25

 *            Expenses are equal to each Fund’s respective annualized expense ratios, including the expenses of the underlying Portfolio multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal one-half year.

4

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Six Months Ended
ING Fidelity® VIP Equity-Income Portfolio	January 1, 2006	June 30, 2006	Ratio	June 30, 2006*

Actual Fund Return
Class S	$1,000.00	$1,048.90	1.10%	$5.59
Class ADV	1,000.00	1,045.50	1.35	6.85

Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,019.34	1.10%	$5.51
Class ADV	1,000.00	1,018.10	1.35	6.76

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Six Months Ended
ING Fidelity® VIP Growth Portfolio	January 1, 2006	June 30, 2006	Ratio	June 30, 2006*

Actual Fund Return
Class S	$1,000.00	$ 997.20	1.20%	$5.94

Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,018.84	1.20%	$6.01

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Six Months Ended
ING Fidelity® VIP Mid Cap Portfolio	January 1, 2006	June 30, 2006	Ratio	June 30, 2006*

Actual Fund Return
Class S	$1,000.00	$1,065.20	1.21%	$6.20
Class ADV	1,000.00	1,063.00	1.46	7.47

Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,018.79	1.21%	$6.06
Class ADV	1,000.00	1,017.55	1.46	7.30

 *            Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal one-half year.

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED)

	ING Fidelity®	ING Fidelity®	ING Fidelity®	ING Fidelity®
	VIP Contrafund®	VIP Equity-Income	VIP Growth	VIP Mid Cap
	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in underlying fund(1) at value*	$137,899,848	$21,321,337	$16,665,532	$22,066,191
Cash	2	702	13	18

Receivables:
Investment securities sold	—	—	3,561	—
Fund shares sold	230,596	—	—	58,364
Total assets	138,130,446	21,322,039	16,669,106	22,124,573

LIABILITIES:
Payable for investment securities purchased	230,595	—	—	58,362
Payable for fund shares redeemed	—	2	3,560	2
Payable to affiliates	32,477	4,936	3,966	5,247
Total liabilities	263,072	4,938	7,526	63,611
NET ASSETS	$137,867,374	$21,317,101	$16,661,580	$22,060,962

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$131,599,074	$20,319,309	$16,396,506	$21,434,197
Undistributed net investment income (accumulated net investment loss)	165,359	171,366	(1,708)	(6,437)
Accumulated net realized gain on investments	1,166,486	791,298	252,361	1,113,468
Net unrealized appreciation (depreciation) on investments	4,936,455	35,128	14,421	(480,266)
NET ASSETS	$137,867,374	$21,317,101	$16,661,580	$22,060,962

* Cost of investments in securities	$132,963,393	$21,286,209	$16,651,111	$22,546,457

Class S:
Net assets	$133,351,020	$20,796,059	$16,661,580	$20,387,243
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	10,681,310	1,831,428	1,557,257	1,540,605
Net asset value and redemption price per share	$12.48	$11.36	$10.70	$13.23

Class ADV:
Net assets	$4,516,354	$521,042	$ n/a	$1,673,719
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	363,585	46,223	n/a	127,055
Net asset value and redemption price per share	$12.42	$11.27	$ n/a	$13.17

(1)          The underlying funds for the ING Fidelity® VIP Contrafund®, ING Fidelity® VIP Equity-Income, ING Fidelity® VIP Growth and ING Fidelity® VIP MidCap Portfolios are the Fidelity® VIP Contrafund®, Fidelity® VIP Equity-Income, Fidelity® VIP Growth and Fidelity® VIP MidCap Portfolios, respectively. These financial statements should be read in conjunction with the underlying Fidelity funds’ financial statements.

See Accompanying Notes to Financial Statements

6

STATEMENTS OF OPERATIONS FOR SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

	ING Fidelity®	ING Fidelity®	ING Fidelity®	ING Fidelity®
	VIP Contrafund®	VIP Equity-Income	VIP Growth	VIP Mid Cap
	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends from underlying fund(1)	$326,223	$194,891	$18,472	$15,719
Total investment income	326,223	194,891	18,472	15,719
EXPENSES:
Administrative service fees	25,962	3,814	3,363	3,360
Distribution and service fees:
Class S	124,711	18,431	16,815	14,806
Class ADV	10,191	1,280	2	3,990
Total expenses	160,864	23,525	20,180	22,156
Net investment income (loss)	165,359	171,366	(1,708)	(6,437)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	1,143,696	766,847	235,701	1,099,446
Net change in unrealized appreciation or depreciation on investments	861,212	(388,652)	(410,895)	(892,655)
Net realized and unrealized gain (loss) on investments	2,004,908	378,195	(175,194)	206,791
Increase (decrease) in net assets resulting from operations	$2,170,267	$549,561	$(176,902)	$200,354

(1)          The underlying funds for the ING Fidelity® VIP Contrafund®, ING Fidelity® VIP Equity-Income, ING Fidelity® VIP Growth and ING Fidelity® VIP MidCap Portfolios are the Fidelity® VIP Contrafund®, Fidelity® VIP Equity-Income, Fidelity® VIP Growth and Fidelity® VIP MidCap Portfolios, respectively.

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Fidelity® VIP		ING Fidelity® VIP
	Contrafund® Portfolio		Equity-Income Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005
FROM OPERATIONS:
Net investment income (loss)	$165,359	$(62,744)	$171,366	$(11,464)
Net realized gain on investments	1,143,696	85,247	766,847	35,914
Net change in unrealized appreciation or depreciation on investments	861,212	4,075,175	(388,652)	423,723
Net increase in net assets resulting from operations	2,170,267	4,097,678	549,561	448,173
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	76,639,442	58,299,540	12,084,705	10,730,499
Cost of shares redeemed	(2,288,417)	(1,085,336)	(1,654,277)	(843,615)
Net increase in net assets resulting from capital share transactions	74,351,025	57,214,204	10,430,428	9,886,884
Net increase in net assets	76,521,292	61,311,882	10,979,989	10,335,057
NET ASSETS:
Beginning of period	61,346,082	34,200	10,337,112	2,055
End of period	$137,867,374	$61,346,082	$21,317,101	$10,337,112
Undistributed net investment income at end of period	$165,359	$—	$171,366	$—

See Accompanying Notes to Financial Statements

8

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Fidelity® VIP		ING Fidelity® VIP
	Growth Portfolio		Mid Cap Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

FROM OPERATIONS:
Net investment loss	$(1,708)	$(10,178)	$(6,437)	$(6,819)
Net realized gain on investments	235,701	26,800	1,099,446	20,819
Net change in unrealized appreciation or depreciation on investments	(410,895)	425,274	(892,655)	412,270
Net increase (decrease) in net assets resulting from operations	(176,902)	441,896	200,354	426,270

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,895,677	11,332,632	16,759,253	5,390,919
Cost of shares redeemed	(2,736,895)	(1,096,869)	(464,682)	(269,445)
Net increase in net assets resulting from capital share transactions	6,158,782	10,235,763	16,294,571	5,121,474
Net increase in net assets	5,981,880	10,677,659	16,494,925	5,547,744

NET ASSETS:
Beginning of period	10,679,700	2,041	5,566,037	18,293
End of period	$16,661,580	$10,679,700	$22,060,962	$5,566,037
Accumulated net investment loss at end of period	$(1,708)	$—	$(6,437)	$—

See Accompanying Notes to Financial Statements

9

ING FIDELITY® VIP CONTRAFUND PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

		Class S			Class ADV
		Six Months		November 15,	Six Months		November 15,
		Ended	Year Ended	2004(1) to	Ended	Year Ended	2004(1) to
		June 30,	December 31,	December 31,	June 30,	December 31,	December 31,
		2006	2005	2004	2006	2005	2004
Per Share Operating Performance:
Net asset value, beginning of period		$12.03	10.34	10.00	11.99	10.34	10.00
Income (loss) from investment operations:
Net investment income (loss)		$0.02	(0.01)	0.00 *	0.01	(0.03)	(0.01)
Net realized and unrealized gain on investments		$0.43	1.70	0.34	0.42	1.68	0.35
Total from investment operations		$0.45	1.69	0.34	0.43	1.65	0.34
Net asset value, end of period		$12.48	12.03	10.34	12.42	11.99	10.34
Total Return(2)%		3.74	16.34	3.40	3.59	15.96	3.40

Ratios and Supplemental Data:
Net assets, end of period (000’s)		$133,351	57,988	33	4,516	3,358	1
Ratios to average net assets:
Expenses excluding expenses of the master fund	%	0.30	0.30	0.30	0.55	0.55	0.55
Net investment income (loss) excluding expenses of the master fund	%	0.33	(0.29)	(0.30)	0.16	(0.50)	(0.55)
Portfolio turnover rate (3)%		3	5	0	3	5	0

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized. The Portfolio’s performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

(3) Portfolio turnover rate is calculated based on the Portfolio’s purchases or sales of the master fund.

* Amount is less than $0.005 per share or 0.005%.

		Class S				Class ADV
		Six Months		November 15,		Six Months		November 15,
		Ended	Year Ended	2004(1) to		Ended	Year Ended	2004(1) to
		June 30,	December 31,	December 31,		June 30,	December 31,	December 31,
		2006	2005	2004		2006	2005	2004
Expenses including expenses net of all reductions of the master fund	%	1.20	1.19	1.21	†	1.45	1.44	1.46	†
Expenses including expenses net of voluntary waivers, if any, of the master fund	%	1.21	1.21	1.23	†	1.46	1.46	1.48	†
Expenses including gross expenses of the master fund	%	1.21	1.21	1.23	†	1.46	1.46	1.48	†
Portfolio turnover rate of master fund	%	77	60	64	†	77	60	64	†

†   Expenses of the master fund included in the ratio, as well as the portfolio turnover rate, are for the year ended December 31, 2004.

See Accompanying Notes to Financial Statements

10

ING FIDELITY® VIP EQUITY-INCOME PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

		Class S			Class ADV
		Six Months		November 15,	Six Months		November 15,
		Ended	Year Ended	2004(1) to	Ended	Year Ended	2004(1) to
		June 30,	December 31,	December 31,	June 30,	December 31,	December 31,
		2006	2005	2004	2006	2005	2004
Per Share Operating Performance:
Net asset value, beginning of period		$10.83	10.28	10.00	10.78	10.27	10.00
Income (loss) from investment operations:
Net investment income (loss)		$0.12	(0.01)	0.00 *	0.14	(0.03)	(0.01)
Net realized and unrealized gain on investments		$0.41	0.56	0.28	0.35	0.54	0.28
Total from investment operations		$0.53	0.55	0.28	0.49	0.51	0.27
Net asset value, end of period		$11.36	10.83	10.28	11.27	10.78	10.27
Total Return(2)%		4.89	5.35	2.80	4.55	4.97	2.70

Ratios and Supplemental Data:
Net assets, end of period (000’s)		$20,796	10,259	1	521	78	1
Ratios to average net assets:
Expenses excluding expenses of the master fund	%	0.30	0.30	0.30	0.55	0.55	0.55
Net investment income (loss) excluding expenses of the master fund	%	2.24	(0.30)	(0.30)	2.55	(0.44)	(0.55)
Portfolio turnover rate (3)%		15	22	0	15	22	0

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized. The Portfolio’s performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

(3) Portfolio turnover rate is calculated based on the Portfolio’s purchases or sales of the master fund.

* Amount is less than $0.005 per share or 0.005%.

		Class S				Class ADV
		Six Months		November 15,		Six Months		November 15,
		Ended	Year Ended	2004(1) to		Ended	Year Ended	2004(1) to
		June 30,	December 31,	December 31,		June 30,	December 31,	December 31,
		2006	2005	2004		2006	2005	2004
Expenses including expenses net of all reductions of the master fund	%	1.10	1.10	1.12	†	1.35	1.35	1.37	†
Expenses including expenses net of voluntary waivers, if any, of the master fund	%	1.11	1.11	1.13	†	1.36	1.36	1.38	†
Expenses including gross expenses of the master fund	%	1.11	1.11	1.13	†	1.36	1.36	1.38	†
Portfolio turnover rate of master fund	%	20	19	22	†	20	19	22	†

†   Expenses of the master fund included in the ratio, as well as the portfolio turnover rate, are for the year ended December 31, 2004.

See Accompanying Notes to Financial Statements

11

ING FIDELITY® VIP GROWTH PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

		Class S
		Six Months		November 15,
		Ended	Year Ended	2004(1) to
		June 30,	December 31,	December 31,
		2006	2005	2004
Per Share Operating Performance:
Net asset value, beginning of period		$10.73	10.21	10.00
Income (loss) from investment operations:
Net investment loss		$(0.00)*	(0.01)	(0.00)*
Net realized and unrealized gain (loss) on investments		$(0.03)	0.53	0.21
Total from investment operations		$(0.03)	0.52	0.21
Net asset value, end of period		$10.70	10.73	10.21
Total Return(2)%		(0.28)	5.09	2.10

Ratios and Supplemental Data:
Net assets, end of period (000’s)		$16,662	10,679	1
Ratios to average net assets:
Expenses excluding expenses of the master fund	%	0.30	0.30	0.30
Net investment loss excluding expenses of the master fund	%	(0.03)	(0.28)	(0.30)
Portfolio turnover rate(3)%		20	29	0

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized. The Portfolio’s performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

(3) Portfolio turnover rate is calculated based on the Portfolio’s purchases and sales of the master fund.

* Amount is less than $0.005 per share or 0.005%.

		Class S
		Six Months		November 15,
		Ended	Year Ended	2004(1) to
		June 30,	December 31,	December 31,
		2006	2005	2004
Expenses including expenses net of all reductions of the master fund	%	1.20	1.18	1.20	†
Expenses including expenses net of voluntary waivers, if any, of the master fund	%	1.22	1.22	1.23	†
Expenses including gross expenses of the master fund	%	1.22	1.22	1.23	†
Portfolio turnover rate of master fund	%	87	79	72	†

†   Expenses of the master fund included in the ratio, as well as the portfolio turnover rate, are for the year ended December 31, 2004.

See Accompanying Notes to Financial Statements

12

ING FIDELITY® VIP MID CAP PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

		Class S			Class ADV
		Six Months		November 15,	Six Months		November 15,
		Ended	Year Ended	2004(1) to	Ended	Year Ended	2004(1) to
		June 30,	December 31,	December 31,	June 30,	December 31,	December 31,
		2006	2005	2004	2006	2005	2004
Per Share Operating Performance:
Net asset value, beginning of period		$12.42	10.56	10.00	12.39	10.55	10.00
Income (loss) from investment operations:
Net investment loss		$(0.00)*	(0.01)	(0.00)*	(0.01)	(0.02)	(0.00)*
Net realized and unrealized gain on investments		$0.81	1.87	0.56	0.79	1.86	0.55
Total from investment operations		$0.81	1.86	0.56	0.78	1.84	0.55
Net asset value, end of period		$13.23	12.42	10.56	13.17	12.39	10.55
Total Return(2)%		6.52	17.61	5.60	6.30	17.44	5.50

Ratios and Supplemental Data:
Net assets, end of period (000’s)		$20,387	4,065	17	1,674	1,501	1
Ratios to average net assets:
Expenses excluding expenses of the master fund	%	0.30	0.30	0.30	0.55	0.55	0.55
Net investment loss excluding expenses of the master fund	%	(0.08)	(0.32)	(0.30)	(0.21)	(0.48)	(0.55)
Portfolio turnover rate (3)%		11	14	0	11	14	0

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized. The Portfolio’s performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

(3) Portfolio turnover rate is calculated based on the Portfolio’s purchases and sales of the master fund.

* Amount is less than $0.005 per share or 0.005%.

		Class S				Class ADV
		Six Months		November 15,		Six Months		November 15,
		Ended	Year Ended	2004(1) to		Ended	Year Ended	2004(1) to
		June 30,	December 31,	December 31,		June 30,	December 31,	December 31,
		2006	2005	2004		2006	2005	2004
Expenses including expenses net of all reductions of the master fund	%	1.21	1.19	1.23	†	1.46	1.44	1.48	†
Expenses including expenses net of voluntary waivers, if any, of the master fund	%	1.23	1.24	1.26	†	1.48	1.49	1.51	†
Expenses including gross expenses of the master fund	%	1.23	1.24	1.26	†	1.48	1.49	1.51	†
Portfolio turnover rate of master fund	%	139	107	55	†	139	107	55	†

†   Expenses of the master fund included in the ratio, as well as the portfolio turnover rate, are for the year ended December 31, 2004.

See Accompanying Notes to Financial Statements

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED)

NOTE 1 — ORGANIZATION

The ING Partners, Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Fund to offer separate series (“Portfolios”), each of which has its own investment objective, policies and restrictions. The Portfolios serve as investment options underlying variable insurance products offered by ING Life Insurance and Annuity Company (“ILIAC”) and its insurance company affiliates. At June 30, 2006 there were thirty-nine separate investment series which comprise the Fund. The four Portfolios included in this report are: ING Fidelity® VIP Contrafund® Portfolio* (“Contrafund”); ING Fidelity® VIP Equity-Income Portfolio (“Equity-Income”), ING Fidelity® VIP Growth Portfolio (“Growth”) and ING Fidelity® VIP Mid Cap Portfolio (“Mid Cap”).

Contrafund seeks long-term capital appreciation by investing all of its assets in the Service Class 2 Shares of the VIP Contrafund Portfolio, a series of Fidelity Variable Insurance Products Fund II, a registered open-end investment company.

Equity-Income seeks reasonable income and considers the potential for capital appreciation by investing all of its assets in the Service Class 2 Shares of the VIP Equity-Income Portfolio, a series of Fidelity Variable Insurance Products Fund, a registered open-end investment company.

Growth seeks capital appreciation by investing all of its assets in the Service Class 2 Shares of the VIP Growth Portfolio, a series of Fidelity Variable Insurance Products Fund, a registered open-end investment company.

Mid Cap seeks long-term growth of capital by investing all of its assets in the Service Class 2 Shares of the VIP Mid Cap Portfolio, a series of Fidelity Variable Insurance Products III, a registered open-end investment company.

Each Portfolio in this report operates as a “feeder fund” which means the only investment security is a separate mutual fund, the “master fund.” The Master Funds (VIP Contrafund® Portfolio, VIP Equity-Income Portfolio, VIP Growth Portfolio and VIP Mid Cap Portfolio) (each a “Master Fund” and collectively, the “Master Funds”). VIP Contrafund Portfolio is a series of Fidelity Variable Insurance Products Fund II; VIP Equity Income Portfolio and VIP Growth Portfolio are series of Fidelity Variable Insurance Products Fund; and VIP Mid Cap Growth Portfolio is a series of Fidelity Variable Insurance Products Fund III. Each Portfolio has the same investment objective and limitations as the Master Fund in which it invests. Typically, the Portfolios do not buy investment securities directly. The Master Funds, on the other hand, invest directly in portfolio securities. At June 30, 2006, Contrafund, Equity-Income, Growth and Mid Cap Portfolios each held 0.75% or less of their respective Master Fund.

The Portfolios offer two classes of shares, referred to as Service Class (Class “S”) and Adviser Class (Class “ADV”). Each share class represents interests in the same portfolio of investments of the particular Portfolio, and shall be identical in all respects, except for the impact of expenses, voting, exchange privileges, and any different shareholder services relating to a class of shares. Shareholders of the Adviser Class of each Portfolio will generally be entitled to exchange those shares at net asset value for Adviser Class shares of other Portfolios that offer Adviser Class shares. Shareholders of the Adviser Class shares continue to be subject to the Rule 12b-1 Plan fee applicable to Adviser Class shares after an exchange. Shareholders of Service Class shares of each Portfolio will generally be entitled to exchange those shares at net asset value for Service Class shares of other Portfolios that offer Service Class shares. Shares of the Portfolios may be offered to segregated asset accounts (“Separate Accounts”) of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies (“Variable Contracts”) and to certain of the Portfolios’ investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Separate Account context. Shares of the Portfolios are not currently offered directly to Qualified Plans or custodial accounts.

Each Portfolio is distributed by ING Financial Advisers, LLC (“IFA”). ILIAC serves as the Investment Manager to each Portfolio. IFA and ILIAC are both indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”), ING Groep is one of the largest financial services institutions in the world, and offers an array of

* Fidelity and Contrafund are registered trademarks of FMR Corp.

14

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

banking, insurance and asset management services to both individuals and institutional investors.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.                       Security Valuation. The valuation of each Portfolio’s investment in its corresponding Master Fund is based on the net asset value of that Master Fund each business day. Valuation of the investments by the Master Funds is discussed in the Master Funds’ notes to their financial statements, which accompany this report.

B.                         Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

C.                         Distributions to Shareholders. The Portfolios record distributions to their shareholders on ex-dividend date. Each Portfolio distributes dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D.                        Federal Income Taxes. It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. The Board of Directors intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

E.                          Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America for investment companies. Actual results could differ from these estimates.

F.                          Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will always receive as collateral securities acceptable to it whose market value is equal at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Fidelity Management & Research Company (“FMR”) serves as manager to each Master Fund. FMR has day-to-day responsibility for choosing investments for each Master Fund. As shareholders of the Master Funds, the Portfolios indirectly pay a portion of the master-level management fee.

Each Master Fund, VIP Contrafund® Portfolio, VIP Equity-Income Portfolio, VIP Growth Portfolio, and VIP Mid Cap Portfolio, pays FMR a management fee for advisory services at annual rates of 0.57%, 0.47%, 0.57%, and 0.57%, of each respective Master Fund’s

15

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

current average daily net assets. Pursuant to its Investment Management Agreement with the Fund, ILIAC may charge an annual advisory fee to a respective Portfolio at annual rates equal to 0.58%, 0.48%, 0.58% and 0.58% of average daily net assets if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ILIAC does not charge an advisory fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.

If a Portfolio invests substantially all of its assets in another investment company, ING Funds Services, LLC will charge an administration fee of 0.05% of average daily net assets for that Portfolio. Pursuant to its administration agreement with the Portfolios, ING Funds Services, LLC may receive an annual administration fee equal to 0.15%, 0.14%, 0.14% and 0.17% of average daily net assets for Contrafund, Equity-Income, Growth and Mid Cap, respectively, if the respective Portfolio does not invest substantially all of its assets in another investment company.

NOTE 4 — INVESTMENT IN UNDERLYING PORTFOLIOS

For the six months ended June 30, 2006, the cost of purchases and proceeds from sales of the Master Funds were as follows:

Portfolio	Purchases	Sales
Contrafund	$78,248,894	$3,017,278
Equity-Income	12,935,041	2,318,548
Growth	8,878,704	2,706,436
Mid Cap	17,725,888	1,478,859

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Each Portfolio has adopted a Shareholder Servicing Plan (“Service Plan”) for the Class S and Class ADV shares of each Portfolio. Under the Service Plan, a Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class S and Class ADV shares.

Each Portfolio has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (“Distribution Plan”) for the Class ADV shares of each Portfolio. The Distribution Plan provides for a distribution fee, payable to IFA as the Fund’s Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class ADV shares.

Fidelity Distributors Corporation (“FDC”) distributes Service Class 2 shares of each Master Fund. Service Class 2 of each Master Fund currently pays FDC a 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month. Shareholders of Class S and Class ADV of each Portfolio pay only their proportionate share of the Master Fund 12b-1 plan expenses.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2006, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities:

	Accrued	Accrued
	Distribution	Administrative
	Fee	Service Fee	Total
Contrafund	$27,217	$5,260	$32,477
Equity-Income	4,131	805	4,936
Growth	3,305	661	3,966
Mid Cap	4,428	819	5,247

Each Portfolio has adopted a Retirement Policy covering all independent directors of the Portfolio who will have served as an independent directors for at least five years at the time of retirement. Benefits under this policy are based on an annual rate as defined in the policy.

Investors in the Portfolios should recognize that an investment in the Portfolios bears not only a proportionate share of the expenses of the Portfolios (including operating costs and management fees, if any), but also indirectly similar expenses of the underlying mutual funds in which each Portfolio invests. Investors also bear their proportionate share of any sales charges incurred by the Portfolios related to the purchase of shares of the mutual fund investments.

16

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 7 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Class S		Class ADV
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005
Contrafund (Number of Shares)
Shares sold	6,018,615	4,898,470	109,552	297,528
Shares redeemed	(156,586)	(82,397)	(26,027)	(17,568)
Net increase in shares outstanding	5,862,029	4,816,073	83,525	279,960

Contrafund ($)
Shares sold	$75,266,983	$55,076,541	$1,372,459	$3,222,999
Shares redeemed	(1,971,046)	(892,763)	(317,371)	(192,573)
Net increase	$73,295,937	$54,183,778	$1,055,088	$3,030,426

	Class S		Class ADV
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005
Equity-Income (Number of Shares)
Shares sold	1,025,062	1,026,875	43,484	8,314
Shares redeemed	(140,903)	(79,706)	(4,521)	(1,154)
Net increase (decrease) in shares outstanding	884,159	947,169	38,963	7,160
Equity-Income ($)
Shares sold	$11,605,192	$10,646,329	$479,513	$84,170
Shares redeemed	(1,602,983)	(831,747)	(51,294)	(11,868)
Net increase (decrease)	$10,002,209	$9,814,582	$428,219	$72,302

	Class S		Class ADV
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005
Growth (Number of Shares)
Shares sold	811,691	1,102,036	466	—
Shares redeemed	(249,939)	(106,631)	(566)	—
Net increase (decrease) in shares outstanding	561,752	995,405	(100)	—
Growth ($)
Shares sold	$8,890,572	$11,332,632	$5,106	$—
Shares redeemed	(2,730,578)	(1,096,869)	(6,318)	—
Net increase (decrease)	$6,159,994	$10,235,763	$(1,212)	$—

	Class S		Class ADV
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005
MidCap (Number of Shares)
Shares sold	1,232,221	342,770	22,814	127,283
Shares redeemed	(18,778)	(17,241)	(16,910)	(6,232)
Net increase (decrease) in shares outstanding	1,213,443	325,529	5,904	121,051
MidCap ($)
Shares sold	$16,452,919	$3,913,415	$306,334	$1,477,504
Shares redeemed	(244,957)	(199,008)	(219,725)	(70,437)
Net increase (decrease)	$16,207,962	$3,714,407	$86,609	$1,407,067

17

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 8 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The Portfolios paid no dividends or distributions to shareholders for the six months ended June 30, 2006 and the year ended December 31, 2005.

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2005 were:

	Undistributed	Undistributed	Unrealized
	Ordinary	Long Term	Appreciation/
	Income	Capital Gains	Depreciation
Contrafund	$22,816	$—	$4,075,218
Equity-Income	24,514	—	423,718
Growth	19,887	—	422,090
Mid Cap	12,765	1,870	411,777

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely- than-not to be sustained as of the adoption date. As of June 30, 2006, the Funds are currently assessing the impact, if any, that will result from adopting FIN 48.

NOTE 9 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

In 2004 ING Investments reported to the Boards of Directors/ Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ING Investments reported that management of U.S. affiliates of ING Groep N.V., including ING Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

ING Investments has advised the Board that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. ING Investments further reported that the companies in question did not receive special benefits

18

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 9 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

in return for any of these arrangements, which have all been terminated.

Based on the internal review, ING Investments has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, ING Funds Distributor, LLC (“IFD”), the distributor of certain ING Funds, settled an administrative proceeding with the National Association of Securities Dealers (“NASD”) regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent (“AWC”) with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, in 2004 ING Investments reported to the Board that, at that time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

•        Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•        ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•        In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the “SEC”) on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC’s Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds.

ING Investments reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, ING Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•        ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. ING Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

19

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 9 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

•        ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•        The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•        ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•        ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of Investments have been named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation concerning ING’s administration of the New Hampshire state employees deferred compensation plan. ING is cooperating with this regulator to resolve the matter. Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses.

These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged.

In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

NOTE 10 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2006, the Portfolios declared distributions of:

	Per Share Amounts
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Payable Date	Record Date
Contrafund	$0.0019	$—	August 3, 2006	July 31, 2006
Equity-Income	0.0122	—	August 3, 2006	July 31, 2006
Growth	0.0129	—	August 3, 2006	July 31, 2006
Mid Cap	0.0070	0.0011	August 3, 2006	July 31, 2006

20

Investment Manager

ING Life Insurance and Annuity Company

151 Farmington Avenue

Hartford, Connecticut 06156

Distributor

ING Financial Advisers, LLC

151 Farmington Avenue

Hartford, Connecticut 06156

Custodian

The Bank of New York

One Wall Street

New York, New York 10286

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UFID (0606-082206)

21

ITEM 2.          CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.          AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.          PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.          AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.          SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.          DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.          PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.          PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.        CONTROLS AND PROCEDURES.

(a)             Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)             There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1)        The Code of Ethics is not required for the semi-annual filing.

(a)(2)        A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)        Not required for semi-annual filing.

(b)             The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Partners, Inc.

By	/s/	James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	August 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	August 30, 2006

By	/s/	Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 30, 2006